UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08821

Rydex Variable Trust

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee, President

Rydex Variable Trust

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: December 31

Date of reporting period: March 29, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 98.5%
Banks - 93.8%
JPMorgan Chase & Co.	2,976	$327,271
Bank of America Corp.	10,749	322,362
Wells Fargo & Co.	6,045	316,818
Citigroup, Inc.	4,619	311,782
U.S. Bancorp	4,694	237,047
PNC Financial Services Group, Inc.	1,464	221,415
Bank of New York Mellon Corp.	3,596	185,302
Capital One Financial Corp.	1,886	180,717
BB&T Corp.	3,193	166,164
State Street Corp.	1,567	156,277
SunTrust Banks, Inc.	2,175	147,987
M&T Bank Corp.	738	136,058
Northern Trust Corp.	1,216	125,406
Fifth Third Bancorp	3,846	122,110
Regions Financial Corp.	6,410	119,098
Citizens Financial Group, Inc.	2,791	117,166
KeyCorp	5,941	116,147
Comerica, Inc.	1,113	106,770
Huntington Bancshares, Inc.	6,917	104,447
First Republic Bank	1,083	100,297
SVB Financial Group*	375	90,004
Zions Bancorporation	1,587	83,683
HDFC Bank Ltd. ADR	828	81,782
Banco Bradesco S.A. ADR	6,877	81,699
HSBC Holdings plc ADR	1,641	78,226
ICICI Bank Ltd. ADR	8,839	78,225
East West Bancorp, Inc.	1,245	77,862
Toronto-Dominion Bank	1,361	77,373
Royal Bank of Canada	987	76,285
Barclays plc ADR	6,440	76,121
Bank of Nova Scotia	1,218	75,151
UBS Group AG	4,210	74,349
Popular, Inc.	1,785	74,292
Bank of Montreal	983	74,285
Canadian Imperial Bank of Commerce	837	73,890
ING Groep N.V. ADR[1]	4,316	73,070
Signature Bank*	502	71,259
Credit Suisse Group AG ADR	4,227	70,971
Cullen/Frost Bankers, Inc.	648	68,733
CIT Group, Inc.	1,323	68,134
Deutsche Bank AG1	4,867	68,041
BOK Financial Corp.	687	68,006
Commerce Bancshares, Inc.	1,128	67,578
PacWest Bancorp	1,309	64,835
Western Alliance Bancorporation*	1,114	64,735
First Horizon National Corp.	3,434	64,662
Bank of the Ozarks	1,339	64,634
Synovus Financial Corp.	1,275	63,673
Webster Financial Corp.	1,094	60,608
Pinnacle Financial Partners, Inc.	909	58,358
Prosperity Bancshares, Inc.	802	58,249
First Citizens BancShares, Inc. — Class A	140	57,854
Wintrust Financial Corp.	671	57,740
Umpqua Holdings Corp.	2,648	56,694
Texas Capital Bancshares, Inc.*	620	55,738
Associated Banc-Corp.	2,192	54,471
Hancock Holding Co.	1,053	54,440
FNB Corp.	4,017	54,029
BankUnited, Inc.	1,341	53,613
Valley National Bancorp	4,281	53,341
IBERIABANK Corp.	683	53,274
TCF Financial Corp.	2,304	52,554
First Hawaiian, Inc.	1,878	52,265
Home BancShares, Inc.	2,259	51,528
Chemical Financial Corp.	933	51,016
United Bankshares, Inc.	1,443	50,866
UMB Financial Corp.	682	49,370
Bank of Hawaii Corp.	590	49,029
BancorpSouth Bank	1,494	47,509
MB Financial, Inc.	1,162	47,038
Cathay General Bancorp	1,164	46,537
Glacier Bancorp, Inc.	1,204	46,210
First Financial Bankshares, Inc.	996	46,115
Columbia Banking System, Inc.	1,092	45,809
Fulton Financial Corp.	2,578	45,759
South State Corp.	535	45,635
Simmons First National Corp. — Class A	1,497	42,590
International Bancshares Corp.	1,078	41,934
Old National Bancorp	2,476	41,844
United Community Banks, Inc.	1,319	41,746
First Midwest Bancorp, Inc.	1,690	41,557
Hope Bancorp, Inc.	2,282	41,510
CVB Financial Corp.	1,827	41,363
First Interstate BancSystem, Inc. — Class A	993	39,273
Trustmark Corp.	1,211	37,735
First Merchants Corp.	901	37,572
LegacyTexas Financial Group, Inc.	875	37,467
Eagle Bancorp, Inc.*	624	37,346
First Financial Bancorp	1,249	36,658
Ameris Bancorp	686	36,289
Banner Corp.	642	35,625
Total Banks		7,718,357
Savings & Loans - 3.7%
People's United Financial, Inc.	3,563	66,486
New York Community Bancorp, Inc.	4,995	65,085
Sterling Bancorp	2,552	57,548
Investors Bancorp, Inc.	3,947	53,837
Pacific Premier Bancorp, Inc.*	860	34,572
Banc of California, Inc.[1]	1,335	25,765
Total Savings & Loans		303,293
Insurance - 1.0%
Voya Financial, Inc.	1,549	78,224
Total Common Stocks
(Cost $5,304,433)		8,099,874

PREFERRED STOCKS† - 1.0%
Banks - 1.0%
Itau Unibanco Holding S.A. ADR	5,441	84,880
Total Preferred Stocks
(Cost $39,467)		84,880

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.6%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18	$39,076	$39,076
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18	12,786	12,786
Total Repurchase Agreements
(Cost $51,862)		51,862

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.49%[4]	125,266	125,266
Total Securities Lending Collateral
(Cost $125,266)		125,266
Total Investments - 101.6%
(Cost $5,521,028)		$8,361,882
Other Assets & Liabilities, net - (1.6)%		(134,505)
Total Net Assets - 100.0%		$8,227,377

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 29, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of March 29, 2018.

ADR — American Depositary Receipt plc — Public Limited Company See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,099,874	$—	$—	$8,099,874
Preferred Stocks	84,880	—	—	84,880
Repurchase Agreements	—	51,862	—	51,862
Securities Lending Collateral	125,266	—	—	125,266
Total Assets	$8,310,020	$51,862	$—	$8,361,882

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 99.5%
Chemicals - 45.1%
DowDuPont, Inc.	6,857	$436,859
Monsanto Co.	2,280	266,053
LyondellBasell Industries N.V. — Class A	2,262	239,048
Praxair, Inc.	1,619	233,622
Sherwin-Williams Co.	566	221,940
Air Products & Chemicals, Inc.	1,365	217,076
PPG Industries, Inc.	1,763	196,751
Eastman Chemical Co.	1,383	146,017
Westlake Chemical Corp.	1,250	138,938
Celanese Corp. — Class A	1,348	135,083
International Flavors & Fragrances, Inc.	907	124,177
FMC Corp.	1,532	117,305
Albemarle Corp.	1,256	116,481
Chemours Co.	2,305	112,277
Mosaic Co.	4,454	108,143
CF Industries Holdings, Inc.	2,865	108,096
Axalta Coating Systems Ltd.*	3,302	99,687
Huntsman Corp.	3,275	95,794
RPM International, Inc.	1,933	92,146
Olin Corp.	2,717	82,570
Ashland Global Holdings, Inc.	1,114	77,746
Valvoline, Inc.	3,504	77,544
Methanex Corp.	1,226	74,357
WR Grace & Co.	1,214	74,333
Sociedad Quimica y Minera de Chile S.A. ADR	1,446	71,071
Nutrien Ltd.	1,501	70,937
PolyOne Corp.	1,626	69,138
Cabot Corp.	1,201	66,920
Sensient Technologies Corp.	914	64,510
Ingevity Corp.*	873	64,331
Balchem Corp.	763	62,375
Platform Specialty Products Corp.*	6,143	59,157
HB Fuller Co.	1,163	57,836
Minerals Technologies, Inc.	839	56,171
Tronox Ltd. — Class A	2,968	54,730
GCP Applied Technologies, Inc.*	1,835	53,307
Ferro Corp.*	2,227	51,711
Innospec, Inc.	717	49,186
A. Schulman, Inc.	996	42,828
Rayonier Advanced Materials, Inc.	1,940	41,652
Total Chemicals		4,527,903
Mining - 17.4%
Freeport-McMoRan, Inc.*	10,704	188,069
Newmont Mining Corp.	4,544	177,534
Barrick Gold Corp.	11,584	144,221
Goldcorp, Inc.	8,080	111,666
Alcoa Corp.*	2,377	106,870
Rio Tinto plc ADR	2,060	106,152
Royal Gold, Inc.	1,081	92,825
Agnico Eagle Mines Ltd.	2,139	89,988
Teck Resources Ltd. — Class B	3,384	87,172
BHP Billiton Ltd. ADR[1]	1,935	85,972
Franco-Nevada Corp.	1,181	80,769
Wheaton Precious Metals Corp.	3,884	79,117
Randgold Resources Ltd. ADR[1]	888	73,917
AngloGold Ashanti Ltd. ADR	7,415	70,368
Pan American Silver Corp.	4,245	68,557
Compass Minerals International, Inc.[1]	878	52,943
Kaiser Aluminum Corp.	473	47,726
Coeur Mining, Inc.*	5,747	45,976
Century Aluminum Co.*	2,517	41,631
Total Mining		1,751,473
Packaging & Containers - 12.1%
WestRock Co.	2,357	151,249
Ball Corp.	3,493	138,707
Packaging Corporation of America	1,073	120,927
Berry Global Group, Inc.*	1,849	101,344
Sealed Air Corp.	2,340	100,129
Crown Holdings, Inc.*	1,959	99,419
Sonoco Products Co.	1,717	83,275
Graphic Packaging Holding Co.	5,370	82,429
Bemis Company, Inc.	1,702	74,071
Owens-Illinois, Inc.*	3,236	70,092
KapStone Paper and Packaging Corp.	2,013	69,066
Silgan Holdings, Inc.	2,377	66,199
Greif, Inc. — Class A	1,170	61,132
Total Packaging & Containers		1,218,039
Iron & Steel - 9.7%
Nucor Corp.	2,630	160,667
Vale S.A. ADR	10,756	136,816
Steel Dynamics, Inc.	2,725	120,500
Reliance Steel & Aluminum Co.	1,067	91,485
United States Steel Corp.	2,427	85,406
ArcelorMittal*	2,618	83,279
Allegheny Technologies, Inc.*	2,543	60,218
Cleveland-Cliffs, Inc.*	7,636	53,070
Commercial Metals Co.	2,589	52,971
Carpenter Technology Corp.	1,159	51,135
AK Steel Holding Corp.*,1	9,348	42,346
Schnitzer Steel Industries, Inc. — Class A	1,069	34,582
Total Iron & Steel		972,475
Building Materials - 6.0%
Vulcan Materials Co.	1,259	143,740
Martin Marietta Materials, Inc.	667	138,269
Eagle Materials, Inc.	831	85,635
Louisiana-Pacific Corp.	2,723	78,341
Summit Materials, Inc. — Class A*	2,273	68,827
Boise Cascade Co.	1,194	46,088
US Concrete, Inc.*,1	606	36,602
Total Building Materials		597,502
Commercial Services - 2.4%
Ecolab, Inc.	1,768	242,340
Forest Products & Paper - 2.3%
International Paper Co.	3,301	176,372
Domtar Corp.	1,403	59,684
Total Forest Products & Paper		236,056
Miscellaneous Manufacturing - 1.5%
AptarGroup, Inc.	994	89,291

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Miscellaneous Manufacturing - 1.5% (continued)
Trinseo S.A.	887	$65,682
Total Miscellaneous Manufacturing		154,973
Household Products & Housewares - 1.1%
Avery Dennison Corp.	1,047	111,244
Housewares - 0.8%
Scotts Miracle-Gro Co. — Class A	953	81,720
Metal Fabricate & Hardware - 0.6%
Worthington Industries, Inc.	1,410	60,517
Coal - 0.5%
Warrior Met Coal, Inc.[1]	1,635	45,796
Total Common Stocks
(Cost $5,864,841)		10,000,038

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18	$60,014	60,014
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18	19,638	19,638
Total Repurchase Agreements
(Cost $79,652)		79,652

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.49%[4]	218,188	218,188
Total Securities Lending Collateral
(Cost $218,188)		218,188
Total Investments - 102.5%
(Cost $6,162,681)		$10,297,878
Other Assets & Liabilities, net - (2.5)%		(250,722)
Total Net Assets - 100.0%		$10,047,156

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 29, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of March 29, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,000,038	$—	$—	$10,000,038
Repurchase Agreements	—	79,652	—	79,652
Securities Lending Collateral	218,188	—	—	218,188
Total Assets	$10,218,226	$79,652	$—	$10,297,878

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 99.6%
Biotechnology - 71.2%
Amgen, Inc.	9,100	$1,551,368
Gilead Sciences, Inc.	18,853	1,421,328
Celgene Corp.*	13,356	1,191,489
Biogen, Inc.*	4,031	1,103,768
Vertex Pharmaceuticals, Inc.*	5,627	917,088
Regeneron Pharmaceuticals, Inc.*	2,635	907,389
Illumina, Inc.*	3,588	848,275
Alexion Pharmaceuticals, Inc.*	6,215	692,724
Incyte Corp.*	7,023	585,227
BioMarin Pharmaceutical, Inc.*	6,790	550,465
Alnylam Pharmaceuticals, Inc.*	4,060	483,546
Seattle Genetics, Inc.*	7,779	407,153
Bio-Rad Laboratories, Inc. — Class A*	1,548	387,124
Sage Therapeutics, Inc.*	2,380	383,347
Bluebird Bio, Inc.*	2,180	372,235
Exelixis, Inc.*	16,279	360,580
United Therapeutics Corp.*	2,863	321,687
Ionis Pharmaceuticals, Inc.*	7,203	317,508
Prothena Corporation plc*	8,534	313,283
Avexis, Inc.*	2,430	300,299
Exact Sciences Corp.*	7,132	287,634
Blueprint Medicines Corp.*	3,080	282,436
Ligand Pharmaceuticals, Inc. — Class B*	1,631	269,376
FibroGen, Inc.*	5,720	264,264
Loxo Oncology, Inc.*	2,270	261,890
Amicus Therapeutics, Inc.*	16,588	249,483
Spark Therapeutics, Inc.*	3,640	242,388
Halozyme Therapeutics, Inc.*	12,339	241,721
ACADIA Pharmaceuticals, Inc.*	10,389	233,441
Ultragenyx Pharmaceutical, Inc.*	4,500	229,455
Medicines Co.*,1	6,840	225,310
AnaptysBio, Inc.*,1	2,110	219,609
Puma Biotechnology, Inc.*	3,200	217,760
Immunomedics, Inc.*	14,500	211,845
Myriad Genetics, Inc.*	6,856	202,595
Esperion Therapeutics, Inc.*	2,780	201,077
Radius Health, Inc.*,1	5,297	190,374
Insmed, Inc.*	8,010	180,385
Spectrum Pharmaceuticals, Inc.*	10,990	176,829
Dynavax Technologies Corp.*	8,780	174,283
ImmunoGen, Inc.*	16,102	169,393
Sangamo Therapeutics, Inc.*	8,480	161,120
Editas Medicine, Inc.*	4,830	160,114
PTC Therapeutics, Inc.*	5,640	152,618
Acorda Therapeutics, Inc.*	6,331	149,728
AMAG Pharmaceuticals, Inc.*,1	6,036	121,625
Intercept Pharmaceuticals, Inc.*	779	47,924
Total Biotechnology		18,940,560
Pharmaceuticals - 23.7%
AbbVie, Inc.	17,086	1,617,190
Nektar Therapeutics*	5,712	606,957
Alkermes plc*	6,613	383,289
Neurocrine Biosciences, Inc.*	4,604	381,810
Jazz Pharmaceuticals plc*	2,379	359,205
PRA Health Sciences, Inc.*	3,930	326,033
Sarepta Therapeutics, Inc.*	4,378	324,366
Agios Pharmaceuticals, Inc.*	3,870	316,489
Array BioPharma, Inc.*	15,890	259,325
TESARO, Inc.*,1	4,190	239,417
Ironwood Pharmaceuticals, Inc. — Class A*	14,730	227,284
Clovis Oncology, Inc.*	4,230	223,344
Horizon Pharma plc*	15,151	215,144
Global Blood Therapeutics, Inc.*	4,430	213,969
Portola Pharmaceuticals, Inc.*	6,108	199,487
Pacira Pharmaceuticals, Inc.*	5,292	164,846
Eagle Pharmaceuticals, Inc.*	2,382	125,507
Flexion Therapeutics, Inc.*,1	5,560	124,600
Total Pharmaceuticals		6,308,262
Healthcare-Products - 2.5%
Bio-Techne Corp.	2,374	358,569
QIAGEN N.V.*	9,528	307,850
Total Healthcare-Products		666,419
Healthcare-Services - 2.2%
Charles River Laboratories International, Inc.*	3,009	321,181
Syneos Health, Inc.*	7,276	258,298
Total Healthcare-Services		579,479
Total Common Stocks
(Cost $12,852,101)		26,494,720

RIGHTS††† - 0.0%
Chelsea Therapeutics International*,2	18,097	–
Dyax Corp.*,2	12,367	–
Clinical Data, Inc.*,2	4,730	–
Total Rights
(Cost $1,341)		–

	Face Amount
REPURCHASE AGREEMENTS††,3 - 0.7%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18	$133,652	133,652
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18	43,735	43,735
Total Repurchase Agreements
(Cost $177,387)		177,387

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
SECURITIES LENDING COLLATERAL†,4 - 3.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.49%[5]	835,392	$835,392
Total Securities Lending Collateral
(Cost $835,392)		835,392
Total Investments - 103.4%
(Cost $13,866,221)		$27,507,499
Other Assets & Liabilities, net - (3.4)%		(914,186)
Total Net Assets - 100.0%		$26,593,313

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 29, 2018 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at March 29, 2018. The total market value of fair valued securities amounts to $0, (cost $1,341) or less than 0.1% of total net assets.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7 day yield as of March 29, 2018.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$26,494,720	$—	$—		$26,494,720
Repurchase Agreements	—	177,387	—		177,387
Rights	—	—	—	*	—
Securities Lending Collateral	835,392	—	—		835,392
Total Assets	$27,330,112	$177,387	$—		$27,507,499

*	Securities have a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Commodities Strategy Fund
consolidated SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
MUTUAL FUNDS† - 54.1%
Guggenheim Strategy Fund II1	73,167	$1,829,913
Guggenheim Strategy Fund I1	52,681	1,319,649
Total Mutual Funds
(Cost $3,138,842)		3,149,562

	Face Amount
FEDERAL AGENCY NOTES†† - 12.0%
Federal Farm Credit Bank[2]
1.79% (U.S. Prime Rate - 2.96%) due 06/01/18[3]	$400,000	400,027
1.81% (1 Month USD LIBOR - 0.05%) due 01/23/19[3]	100,000	99,982
Total Federal Farm Credit Bank		500,009
Fannie Mae[4]
1.13% due 12/14/18	200,000	198,698
Total Federal Agency Notes
(Cost $699,026)		698,707

FEDERAL AGENCY DISCOUNT NOTES†† - 4.3%
Freddie Mac[4]
1.16% due 04/03/18[5,6]	250,000	249,978
Total Federal Agency Discount Notes
(Cost $249,978)		249,978

REPURCHASE AGREEMENTS††,7 - 21.9%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18	961,257	961,257
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18	314,549	314,549
Total Repurchase Agreements
(Cost $1,275,806)		1,275,806
Total Investments - 92.3%
(Cost $5,363,652)		$5,374,053
Other Assets & Liabilities, net - 7.7%		449,871
Total Net Assets - 100.0%		$5,823,924

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain
Commodity Futures Contracts Purchased†
Goldman Sachs Commodity Index Futures Contracts	51	Apr 2018	$5,771,925	$152,678

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Variable rate security. Rate indicated is the rate effective at March 29, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[4]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	Zero coupon rate security.
[7]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

USD — United States Dollar

See Sector Classification in Other Information section.

Commodities Strategy Fund
consolidated SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

The following table summarizes the inputs used to value the Fund’s investments at March 29, 2018 (See Note 3 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts	$—	$152,678	$—	$—	$152,678
Federal Agency Discount Notes	—	—	249,978	—	249,978
Federal Agency Notes	—	—	698,707	—	698,707
Mutual Funds	3,149,562	—	—	—	3,149,562
Repurchase Agreements	—	—	1,275,806	—	1,275,806
Total Assets	$3,149,562	$152,678	$2,224,491	$—	$5,526,731

*	Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended March 29, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Loss	Change in Unrealized	Value 3/29/18	Shares 3/29/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$1,410,574	$409,762	$(500,000)	$(923)	$236	$1,319,649	52,681	$9,754
Guggenheim Strategy Fund II	1,419,739	410,177	—	—	(3)	1,829,913	73,167	10,139
	$2,830,313	$819,939	$(500,000)	$(923)	$233	$3,149,562		$19,893

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 99.5%
Food - 39.5%
Kraft Heinz Co.	6,883	$428,742
Mondelez International, Inc. — Class A	9,369	390,968
Sysco Corp.	4,715	282,711
Tyson Foods, Inc. — Class A	3,712	271,681
General Mills, Inc.	5,372	242,062
Kroger Co.	9,776	234,038
Kellogg Co.	3,586	233,126
Hershey Co.	2,344	231,962
Hormel Foods Corp.	6,403	219,751
Conagra Brands, Inc.	5,240	193,251
JM Smucker Co.	1,511	187,379
McCormick & Company, Inc.	1,755	186,715
Campbell Soup Co.[1]	4,241	183,678
Ingredion, Inc.	1,188	153,157
Lamb Weston Holdings, Inc.	2,582	150,324
Blue Buffalo Pet Products, Inc.*	3,580	142,520
US Foods Holding Corp.*	4,029	132,030
Pilgrim's Pride Corp.*	5,122	126,052
Pinnacle Foods, Inc.	2,320	125,512
Flowers Foods, Inc.	5,064	110,699
Post Holdings, Inc.*	1,450	109,852
Lancaster Colony Corp.	763	93,956
Hain Celestial Group, Inc.*	2,766	88,706
Sprouts Farmers Market, Inc.*	3,711	87,097
Performance Food Group Co.*	2,909	86,834
BRF S.A. ADR*,1	12,110	83,801
Darling Ingredients, Inc.*	4,836	83,663
Sanderson Farms, Inc.	690	82,124
J&J Snack Foods Corp.	581	79,341
Cal-Maine Foods, Inc.*	1,695	74,072
Fresh Del Monte Produce, Inc.	1,630	73,741
United Natural Foods, Inc.*	1,683	72,268
TreeHouse Foods, Inc.*	1,869	71,527
Hostess Brands, Inc.*	4,800	70,992
Calavo Growers, Inc.[1]	715	65,923
B&G Foods, Inc.[1]	2,583	61,217
Dean Foods Co.	5,117	44,109
SUPERVALU, Inc.*	2,569	39,126
Total Food		5,594,707
Beverages - 23.8%
Coca-Cola Co.	15,762	684,544
PepsiCo, Inc.	5,741	626,630
Constellation Brands, Inc. — Class A	1,476	336,410
Monster Beverage Corp.*	5,044	288,567
Brown-Forman Corp. — Class B	4,764	259,148
Dr Pepper Snapple Group, Inc.	1,988	235,339
Molson Coors Brewing Co. — Class B	2,623	197,591
Anheuser-Busch InBev S.A. ADR	1,378	151,497
Coca-Cola European Partners plc	3,176	132,312
Diageo plc ADR	797	107,930
Fomento Economico Mexicano SAB de CV ADR	1,153	105,419
National Beverage Corp.	1,151	102,462
Boston Beer Company, Inc. — Class A*	410	77,510
Coca-Cola Bottling Company Consolidated	350	60,435
Total Beverages		3,365,794
Cosmetics & Personal Care - 13.4%
Procter & Gamble Co.	9,054	717,801
Colgate-Palmolive Co.	5,665	406,067
Estee Lauder Companies, Inc. — Class A	2,568	384,481
Coty, Inc. — Class A	10,045	183,824
Unilever N.V. — Class Y1	2,096	118,193
Edgewell Personal Care Co.*	1,630	79,577
Total Cosmetics & Personal Care		1,889,943
Agriculture - 12.5%
Philip Morris International, Inc.	6,120	608,328
Altria Group, Inc.	8,693	541,748
Archer-Daniels-Midland Co.	5,809	251,936
Bunge Ltd.	2,218	163,999
British American Tobacco plc ADR	2,180	125,764
Vector Group Ltd.[1]	4,071	83,008
Total Agriculture		1,774,783
Household Products & Housewares - 6.5%
Kimberly-Clark Corp.	2,862	315,192
Clorox Co.	1,595	212,310
Church & Dwight Company, Inc.	3,549	178,728
Spectrum Brands Holdings, Inc.[1]	1,259	130,558
Central Garden & Pet Co. — Class A*	1,903	75,378
Total Household Products & Housewares		912,166
Retail - 1.4%
Casey's General Stores, Inc.	937	102,855
Nu Skin Enterprises, Inc. — Class A	1,378	101,572
Total Retail		204,427
Pharmaceuticals - 1.0%
Herbalife Ltd.*,1	1,511	147,277
Electrical Components & Equipment - 0.7%
Energizer Holdings, Inc.	1,690	100,690
Holding Companies-Diversified - 0.7%
HRG Group, Inc.*	5,870	96,796
Total Common Stocks
(Cost $8,741,232)		14,086,583

RIGHTS††† - 0.0%
PDC*,2	7,547	–
Total Rights
(Cost $908)		–

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Face Amount	Value
REPURCHASE AGREEMENTS††,3 - 0.5%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18	$51,655	$51,655
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18	16,903	16,903
Total Repurchase Agreements
(Cost $68,558)		68,558

	Shares
SECURITIES LENDING COLLATERAL†,4 - 3.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.49%[5]	538,517	538,517
Total Securities Lending Collateral
(Cost $538,517)		538,517
Total Investments - 103.8%
(Cost $9,349,215)		$14,693,658
Other Assets & Liabilities, net - (3.8)%		(536,073)
Total Net Assets - 100.0%		$14,157,585

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 29, 2018 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at March 29, 2018. The total market value of fair valued securities amounts to $0, (cost $908) or less than 0.1% of total net assets.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7 day yield as of March 29, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$14,086,583	$—	$—		$14,086,583
Repurchase Agreements	—	68,558	—		68,558
Rights	—	—	—	*	—
Securities Lending Collateral	538,517	—	—		538,517
Total Assets	$14,625,100	$68,558	$—		$14,693,658

*	Security has a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 29.7%
Industrial - 7.1%
Boeing Co.	1,588	$520,674
3M Co.	1,588	348,598
Caterpillar, Inc.	1,588	234,039
United Technologies Corp.	1,588	199,802
General Electric Co.	1,588	21,406
Total Industrial		1,324,519
Financial - 6.0%
Goldman Sachs Group, Inc.	1,588	399,954
Travelers Companies, Inc.	1,588	220,510
Visa, Inc. — Class A	1,588	189,956
JPMorgan Chase & Co.	1,588	174,632
American Express Co.	1,588	148,129
Total Financial		1,133,181
Consumer, Non-cyclical - 4.7%
UnitedHealth Group, Inc.	1,588	339,832
Johnson & Johnson	1,588	203,502
Procter & Gamble Co.	1,588	125,896
Merck & Company, Inc.	1,588	86,499
Coca-Cola Co.	1,588	68,967
Pfizer, Inc.	1,588	56,358
Total Consumer, Non-cyclical		881,054
Consumer, Cyclical - 4.2%
Home Depot, Inc.	1,588	283,045
McDonald's Corp.	1,621	253,492
Walmart, Inc.	1,588	141,284
Nike, Inc. — Class B	1,588	105,507
Total Consumer, Cyclical		783,328
Technology - 3.9%
Apple, Inc.	1,588	266,434
International Business Machines Corp.	1,588	243,647
Microsoft Corp.	1,588	144,937
Intel Corp.	1,588	82,703
Total Technology		737,721
Communications - 1.6%
Walt Disney Co.	1,634	164,119
Verizon Communications, Inc.	1,588	75,938
Cisco Systems, Inc.	1,651	70,812
Total Communications		310,869
Energy - 1.6%
Chevron Corp.	1,588	181,095
Exxon Mobil Corp.	1,588	118,481
Total Energy		299,576
Basic Materials - 0.6%
DowDuPont, Inc.	1,653	105,313
Total Common Stocks
(Cost $4,963,239)		5,575,561

MUTUAL FUNDS† - 44.3%
Guggenheim Strategy Fund II1	275,900	6,900,265
Guggenheim Strategy Fund I1	56,014	1,403,144
Total Mutual Funds
(Cost $8,278,956)		8,303,409

	Face Amount
U.S. TREASURY BILLS†† - 13.3%
U.S. Treasury Bills
1.61% due 05/31/18[2,3,4]	$2,500,000	2,493,164
Total U.S. Treasury Bills
(Cost $2,493,204)		2,493,164

REPURCHASE AGREEMENTS††,5 - 2.9%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18[2]	408,382	408,382
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18[2]	133,634	133,634
Total Repurchase Agreements
(Cost $542,016)		542,016
Total Investments - 90.2%
(Cost $16,277,415)		$16,914,150
Other Assets & Liabilities, net - 9.8%		1,835,582
Total Net Assets - 100.0%		$18,749,732

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Index Mini Futures Contracts	21	Jun 2018	$2,533,440	$(29,245)

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain
OTC Equity Index Swap Agreements††
Barclays Bank plc	Dow Jones Industrial Average Index	2.24%	At Maturity	04/30/18	779	$18,772,237	$198,357
BNP Paribas	Dow Jones Industrial Average Index	2.39%	At Maturity	04/30/18	446	10,749,059	108,425
						$29,521,296	$306,782

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at March 29, 2018.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,575,561	$—	$—	$—	$—	$5,575,561
Equity Index Swap Agreements	—	—	—	306,782	—	306,782
Mutual Funds	8,303,409	—	—	—	—	8,303,409
Repurchase Agreements	—	—	542,016	—	—	542,016
U.S. Treasury Bills	—	—	2,493,164	—	—	2,493,164
Total Assets	$13,878,970	$—	$3,035,180	$306,782	$—	$17,220,932

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts	$—	$29,245	$—	$—	$—	$29,245

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended March 29, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Loss	Change in Unrealized	Value 3/29/18	Shares 3/29/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$6,839,170	$1,562,602	$(7,000,000)	$(1,594)	$2,966	$1,403,144	56,014	$17,829
Guggenheim Strategy Fund II	6,953,642	946,800	(1,000,000)	(2,399)	2,222	6,900,265	275,900	41,738
	$13,792,812	$2,509,402	$(8,000,000)	$(3,993)	$5,188	$8,303,409		$59,567

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 99.6%
Semiconductors - 92.2%
Intel Corp.	18,426	$959,626
NVIDIA Corp.	3,058	708,202
Texas Instruments, Inc.	5,792	601,731
Broadcom Ltd.	2,543	599,258
QUALCOMM, Inc.	9,438	522,960
Micron Technology, Inc.*	8,967	467,539
Applied Materials, Inc.	8,051	447,716
Analog Devices, Inc.	3,852	351,033
Lam Research Corp.	1,660	337,246
Microchip Technology, Inc.	3,003	274,354
Xilinx, Inc.	3,568	257,752
Skyworks Solutions, Inc.	2,475	248,143
Maxim Integrated Products, Inc.	4,100	246,902
Taiwan Semiconductor Manufacturing Company Ltd. ADR	5,642	246,894
KLA-Tencor Corp.	2,220	242,002
NXP Semiconductor N.V.*	1,934	226,278
ON Semiconductor Corp.*	7,793	190,617
Marvell Technology Group Ltd.	8,698	182,658
Advanced Micro Devices, Inc.*,1	17,735	178,237
Teradyne, Inc.	3,873	177,035
ASML Holding N.V. — Class G	858	170,364
Qorvo, Inc.*	2,370	166,966
Microsemi Corp.*	2,579	166,913
MKS Instruments, Inc.	1,295	149,767
Mellanox Technologies Ltd.*	2,040	148,614
Cypress Semiconductor Corp.	8,557	145,127
STMicroelectronics N.V. — Class Y1	6,150	137,084
Cavium, Inc.*	1,710	135,740
Entegris, Inc.	3,827	133,180
Monolithic Power Systems, Inc.	1,134	131,283
Integrated Device Technology, Inc.*	3,919	119,765
Himax Technologies, Inc. ADR[1]	19,114	117,742
Silicon Laboratories, Inc.*	1,272	114,353
Semtech Corp.*	2,703	105,552
Cabot Microelectronics Corp.	930	99,612
Cirrus Logic, Inc.*	2,297	93,327
Amkor Technology, Inc.*	8,925	90,410
Power Integrations, Inc.	1,253	85,643
Brooks Automation, Inc.	3,039	82,296
Synaptics, Inc.*	1,646	75,272
Ambarella, Inc.*,1	1,525	74,710
Rambus, Inc.*	5,493	73,771
Inphi Corp.*,1	2,275	68,477
Xperi Corp.	2,801	59,241
MACOM Technology Solutions Holdings, Inc.*,1	3,236	53,718
Veeco Instruments, Inc.*	3,077	52,309
Axcelis Technologies, Inc.*	2,125	52,275
Ultra Clean Holdings, Inc.*	2,625	50,531
Impinj, Inc.*,1	2,420	31,508
Total Semiconductors		10,451,733
Energy-Alternate Sources - 2.8%
First Solar, Inc.*	2,419	171,701
SolarEdge Technologies, Inc.*	2,770	145,702
Total Energy-Alternate Sources		317,403
Electrical Components & Equipment - 1.4%
Advanced Energy Industries, Inc.*	1,453	92,847
SunPower Corp. — Class A*,1	8,615	68,748
Total Electrical Components & Equipment		161,595
Chemicals - 1.1%
Versum Materials, Inc.	3,224	121,319
Building Materials - 1.1%
Cree, Inc.*	3,007	121,212
Telecommunications - 0.6%
Acacia Communications, Inc.*,1	1,896	72,920
Machinery-Diversified - 0.4%
Ichor Holdings Ltd.*	1,840	44,546
Total Common Stocks
(Cost $6,455,566)		11,290,728

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18	$51,314	51,314
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18	16,791	16,791
Total Repurchase Agreements
(Cost $68,105)		68,105

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.49%[4]	539,024	539,024
Total Securities Lending Collateral
(Cost $539,024)		539,024
Total Investments - 105.0%
(Cost $7,062,695)		$11,897,857
Other Assets & Liabilities, net - (5.0)%		(562,883)
Total Net Assets - 100.0%		$11,334,974

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 29, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of March 29, 2018.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,290,728	$—	$—	$11,290,728
Repurchase Agreements	—	68,105	—	68,105
Securities Lending Collateral	539,024	—	—	539,024
Total Assets	$11,829,752	$68,105	$—	$11,897,857

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 100.1%
Oil & Gas - 73.9%
Exxon Mobil Corp.	10,843	$808,996
Chevron Corp.	5,805	662,002
ConocoPhillips	6,647	394,101
EOG Resources, Inc.	3,415	359,497
Occidental Petroleum Corp.	4,986	323,891
Phillips 66	3,290	315,577
Valero Energy Corp.	3,081	285,824
Marathon Petroleum Corp.	3,736	273,139
Anadarko Petroleum Corp.	4,351	262,844
Pioneer Natural Resources Co.	1,435	246,504
Continental Resources, Inc.*	3,868	228,019
Concho Resources, Inc.*	1,418	213,168
Hess Corp.	3,671	185,826
Devon Energy Corp.	5,764	183,238
Apache Corp.	4,722	181,703
Andeavor	1,761	177,086
Noble Energy, Inc.	5,725	173,468
Marathon Oil Corp.	10,747	173,349
Diamondback Energy, Inc.*	1,262	159,668
Equities Corp.	3,225	153,220
Cabot Oil & Gas Corp. — Class A	6,108	146,470
BP plc ADR	3,595	145,741
Parsley Energy, Inc. — Class A*	4,944	143,327
Transocean Ltd.*	14,288	141,451
Petroleo Brasileiro S.A. ADR*	9,920	140,269
HollyFrontier Corp.	2,805	137,052
Cimarex Energy Co.	1,454	135,949
Royal Dutch Shell plc — Class A ADR	2,108	134,511
RSP Permian, Inc.*	2,830	132,670
Suncor Energy, Inc.	3,830	132,288
Helmerich & Payne, Inc.	1,836	122,204
Encana Corp.	10,894	119,834
Canadian Natural Resources Ltd.	3,744	117,824
Energen Corp.*	1,869	117,485
WPX Energy, Inc.*	7,546	111,530
Antero Resources Corp.*	5,610	111,358
Centennial Resource Development, Inc. — Class A*	5,626	103,237
Newfield Exploration Co.*	4,201	102,588
Murphy Oil Corp.	3,760	97,158
PBF Energy, Inc. — Class A	2,675	90,683
Delek US Holdings, Inc.	2,159	87,871
Whiting Petroleum Corp.*	2,514	85,074
Patterson-UTI Energy, Inc.	4,801	84,066
Matador Resources Co.*	2,780	83,150
Range Resources Corp.	5,710	83,023
CNX Resources Corp.*	5,136	79,248
Callon Petroleum Co.*	5,970	79,043
PDC Energy, Inc.*	1,588	77,860
Kosmos Energy Ltd.*	11,780	74,214
Southwestern Energy Co.*	16,701	72,315
Oasis Petroleum, Inc.*	8,871	71,855
QEP Resources, Inc.*	7,324	71,702
SRC Energy, Inc.*	7,377	69,565
Nabors Industries Ltd.	9,536	66,657
Laredo Petroleum, Inc.*	7,481	65,160
SM Energy Co.	3,568	64,331
Diamond Offshore Drilling, Inc.*,1	4,321	63,346
Extraction Oil & Gas, Inc.*,1	5,212	59,730
Gulfport Energy Corp.*	5,941	57,331
Carrizo Oil & Gas, Inc.*	3,391	54,256
Rowan Companies plc — Class A*	4,657	53,742
Ultra Petroleum Corp.*	9,814	40,924
Halcon Resources Corp.*	7,850	38,229
Total Oil & Gas		9,827,441
Oil & Gas Services - 12.6%
Schlumberger Ltd.	6,461	418,544
Halliburton Co.	6,207	291,357
Baker Hughes a GE Co.	8,791	244,126
National Oilwell Varco, Inc.	4,567	168,111
TechnipFMC plc	4,574	134,704
Core Laboratories N.V.	1,047	113,306
RPC, Inc.[1]	4,680	84,380
Oceaneering International, Inc.	3,262	60,478
Dril-Quip, Inc.*	1,297	58,106
McDermott International, Inc.*	8,713	53,062
Superior Energy Services, Inc.*	5,684	47,916
Total Oil & Gas Services		1,674,090
Pipelines - 10.2%
Kinder Morgan, Inc.	16,718	251,773
ONEOK, Inc.	3,844	218,800
Williams Companies, Inc.	7,813	194,231
Cheniere Energy, Inc.*	3,019	161,366
Targa Resources Corp.	3,150	138,600
Enbridge, Inc.	3,644	114,677
Plains GP Holdings, LP — Class A	5,235	113,861
TransCanada Corp.	2,460	101,623
SemGroup Corp. — Class A	2,703	57,844
Total Pipelines		1,352,775
Coal - 1.2%
Peabody Energy Corp.	2,638	96,287
Arch Coal, Inc. — Class A	680	62,478
Total Coal		158,765
Metal Fabricate & Hardware - 0.7%
Tenaris S.A. ADR	2,882	99,919
Transportation - 0.7%
Golar LNG Ltd.	3,522	96,362
Mining - 0.5%
US Silica Holdings, Inc.[1]	2,471	63,060
Energy-Alternate Sources - 0.3%
Green Plains, Inc.	2,263	38,018
Total Common Stocks
(Cost $6,535,049)		13,310,430

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 1.0%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18	$101,292	$101,292
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18	33,146	33,146
Total Repurchase Agreements
(Cost $134,438)		134,438

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.49%[4]	203,844	$203,844
Total Securities Lending Collateral
(Cost $203,844)		203,844
Total Investments - 102.6%
(Cost $6,873,331)		$13,648,712
Other Assets & Liabilities, net - (2.6)%		(342,831)
Total Net Assets - 100.0%		$13,305,881

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 29, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of March 29, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$13,310,430	$—	$—	$13,310,430
Repurchase Agreements	—	134,438	—	134,438
Securities Lending Collateral	203,844	—	—	203,844
Total Assets	$13,514,274	$134,438	$—	$13,648,712

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 101.3%
Oil & Gas Services - 70.4%
Halliburton Co.	15,287	$717,572
Schlumberger Ltd.	10,560	684,077
Baker Hughes, a GE Co.	21,645	601,082
National Oilwell Varco, Inc.	11,245	413,929
TechnipFMC plc	7,923	233,332
RPC, Inc.[1]	11,528	207,850
Core Laboratories N.V.	1,677	181,485
C&J Energy Services, Inc.*	5,798	149,704
Oceaneering International, Inc.	8,038	149,025
Dril-Quip, Inc.*	3,195	143,136
Oil States International, Inc.*	5,365	140,563
McDermott International, Inc.*	21,458	130,679
ProPetro Holding Corp.*	7,580	120,446
Superior Energy Services, Inc.*	14,000	118,020
Forum Energy Technologies, Inc.*	10,650	117,150
Helix Energy Solutions Group, Inc.*	16,970	98,256
Basic Energy Services, Inc.*	4,328	62,496
Total Oil & Gas Services		4,268,802
Oil & Gas - 21.7%
Helmerich & Payne, Inc.	4,520	300,851
Transocean Ltd.*	24,569	243,233
Patterson-UTI Energy, Inc.	11,831	207,161
Nabors Industries Ltd.	23,478	164,111
Diamond Offshore Drilling, Inc.*,1	10,635	155,909
Rowan Companies plc — Class A*	11,475	132,422
Unit Corp.*	5,732	113,264
Total Oil & Gas		1,316,951
Mining - 4.4%
US Silica Holdings, Inc.	6,100	155,672
Fairmount Santrol Holdings, Inc.*,1	25,479	108,286
Total Mining		263,958
Metal Fabricate & Hardware - 2.6%
Tenaris S.A. ADR	4,574	158,580
Engineering & Construction - 2.2%
Keane Group, Inc.*	9,100	134,680
Total Common Stocks
(Cost $3,863,133)		6,142,971

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.2%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18	$55,391	55,391
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18	18,126	18,126
Total Repurchase Agreements
(Cost $73,517)		73,517

	Shares
SECURITIES LENDING COLLATERAL†,3 - 5.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.49%[4]	336,824	336,824
Total Securities Lending Collateral
(Cost $336,824)		336,824
Total Investments - 108.1%
(Cost $4,273,474)		$6,553,312
Other Assets & Liabilities, net - (8.1)%		(489,762)
Total Net Assets - 100.0%		$6,063,550

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 29, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of March 29, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,142,971	$—	$—	$6,142,971
Repurchase Agreements	—	73,517	—	73,517
Securities Lending Collateral	336,824	—	—	336,824
Total Assets	$6,479,795	$73,517	$—	$6,553,312

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 66.1%
Consumer, Non-cyclical - 25.5%
Nestle S.A. ADR	2,193	$173,357
Novartis AG ADR	1,742	140,841
Roche Holding AG ADR	3,969	113,613
British American Tobacco plc ADR	1,622	93,573
GlaxoSmithKline plc ADR	1,734	67,747
Bayer AG ADR	2,336	66,004
Sanofi ADR	1,618	64,849
Novo Nordisk A/S ADR	1,273	62,695
Unilever N.V. — Class Y	1,108	62,480
AstraZeneca plc ADR	1,760	61,547
Diageo plc ADR	437	59,179
Anheuser-Busch InBev S.A. ADR	525	57,718
Unilever plc ADR	875	48,615
Reckitt Benckiser Group plc ADR	2,416	40,661
L'Oreal S.A. ADR	864	39,005
Imperial Brands plc ADR	667	23,112
Total Consumer, Non-cyclical		1,174,996
Financial - 15.4%
HSBC Holdings plc ADR	2,834	135,097
Banco Santander S.A. ADR	11,341	74,284
Allianz SE ADR	3,099	70,316
BNP Paribas S.A. ADR	1,625	60,523
UBS Group AG*	2,717	47,982
Lloyds Banking Group plc ADR	12,518	46,567
Prudential plc ADR	909	46,477
ING Groep N.V. ADR[1]	2,726	46,151
AXA S.A. ADR	1,469	39,046
Intesa Sanpaolo SpA ADR	1,708	37,610
Banco Bilbao Vizcaya Argentaria S.A. ADR	4,715	37,249
Zurich Insurance Group AG ADR	1,067	34,982
Barclays plc ADR	2,798	33,072
Total Financial		709,356
Energy - 7.2%
Royal Dutch Shell plc — Class A ADR	1,618	103,245
Total S.A. ADR	1,789	103,207
BP plc ADR	2,343	94,985
Eni SpA ADR	894	31,585
Total Energy		333,022
Industrial - 5.0%
Siemens AG ADR	1,204	76,960
Airbus SE ADR	1,613	46,519
Vinci S.A. ADR	1,571	38,694
Schneider Electric SE ADR	1,984	34,898
ABB Ltd. ADR[1]	1,446	34,328
Total Industrial		231,399
Basic Materials - 4.1%
BASF SE ADR	2,589	65,735
Glencore plc ADR*	4,281	42,639
Rio Tinto plc ADR	807	41,585
Air Liquide S.A. ADR	1,512	37,172
Total Basic Materials		187,131
Technology - 3.1%
SAP SE ADR[1]	761	80,027
ASML Holding N.V. — Class G	303	60,164
Total Technology		140,191
Communications - 2.6%
Vodafone Group plc ADR	1,857	51,662
Deutsche Telekom AG ADR	2,290	37,533
Telefonica S.A. ADR	3,273	32,304
Total Communications		121,499
Consumer, Cyclical - 2.6%
Daimler AG ADR	2,818	59,812
LVMH Moet Hennessy Louis Vuitton SE ADR	952	58,691
Total Consumer, Cyclical		118,503
Utilities - 0.6%
National Grid plc ADR[1]	473	26,691
Total Common Stocks
(Cost $2,865,716)		3,042,788

MUTUAL FUNDS† - 27.2%
Guggenheim Strategy Fund II2	45,250	1,131,703
Guggenheim Strategy Fund I2	4,702	117,784
Total Mutual Funds
(Cost $1,246,840)		1,249,487

	Face Amount
REPURCHASE AGREEMENTS††,3 - 1.5%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18	$51,620	51,620
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18	16,891	16,891
Total Repurchase Agreements
(Cost $68,511)		68,511

	Shares
SECURITIES LENDING COLLATERAL†,4 - 2.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.49%[5]	126,090	126,090
Total Securities Lending Collateral
(Cost $126,090)		126,090
Total Investments - 97.5%
(Cost $4,307,157)		$4,486,876
Other Assets & Liabilities, net - 2.5%		113,916
Total Net Assets - 100.0%		$4,600,792

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Currency Futures Contracts Purchased†
Euro FX Futures Contracts	18	Jun 2018	$2,783,700	$(18,926)

Equity Futures Contracts Purchased††
STOXX 50 Index Futures Contracts	75	Jun 2018	$2,687,339	$(21,968)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 29, 2018 — See Note 5.
[2]	Affiliated issuer.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7 day yield as of March 29, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,042,788	$—	$—	$—	$—	$3,042,788
Mutual Funds	1,249,487	—	—	—	—	1,249,487
Repurchase Agreements	—	—	68,511	—	—	68,511
Securities Lending Collateral	126,090	—	—	—	—	126,090
Total Assets	$4,418,365	$—	$68,511	$—	$—	$4,486,876

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts	$—	$18,926	$—	$—	$—	$18,926
Equity Futures Contracts	—	—	—	21,968	—	21,968
Total Liabilities	$—	$18,926	$—	$21,968	$—	$40,894

*	Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended March 29, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized	Value 3/29/18	Shares 3/29/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$266,751	$201,159	$(350,000)	$(83)	$(43)	$117,784	4,702	$1,166
Guggenheim Strategy Fund II	906,537	325,228	(100,000)	70	(132)	1,131,703	45,250	5,207
	$1,173,288	$526,387	$(450,000)	$(13)	$(175)	$1,249,487		$6,373

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 98.6%
REITs - 28.9%
American Tower Corp. — Class A	705	$102,465
Simon Property Group, Inc.	580	89,523
Crown Castle International Corp.	779	85,386
Equinix, Inc.	179	74,847
Public Storage	372	74,545
Prologis, Inc.	1,162	73,194
Weyerhaeuser Co.	1,873	65,555
Equity Residential	1,005	61,928
AvalonBay Communities, Inc.	372	61,179
Digital Realty Trust, Inc.	577	60,804
Welltower, Inc.	1,062	57,805
SBA Communications Corp.*	336	57,429
Boston Properties, Inc.	451	55,572
GGP, Inc.	2,713	55,508
Ventas, Inc.	1,082	53,591
Essex Property Trust, Inc.	213	51,265
Realty Income Corp.	956	49,454
Host Hotels & Resorts, Inc.	2,506	46,712
Vornado Realty Trust	671	45,158
Alexandria Real Estate Equities, Inc.	361	45,085
Annaly Capital Management, Inc.	4,269	44,526
Invitation Homes, Inc.	1,928	44,016
HCP, Inc.	1,841	42,766
Extra Space Storage, Inc.	484	42,282
Mid-America Apartment Communities, Inc.	459	41,879
Regency Centers Corp.	688	40,578
Duke Realty Corp.	1,499	39,694
UDR, Inc.	1,111	39,574
Iron Mountain, Inc.	1,182	38,841
SL Green Realty Corp.	391	37,861
Federal Realty Investment Trust	318	36,923
Equity LifeStyle Properties, Inc.	409	35,898
Camden Property Trust	423	35,608
AGNC Investment Corp.	1,855	35,097
Macerich Co.	623	34,900
Sun Communities, Inc.	380	34,721
Gaming and Leisure Properties, Inc.	1,024	34,273
Kilroy Realty Corp.	478	33,919
VEREIT, Inc.	4,751	33,067
Apartment Investment & Management Co. — Class A	801	32,641
Douglas Emmett, Inc.	859	31,577
National Retail Properties, Inc.	802	31,487
Kimco Realty Corp.	2,181	31,406
Lamar Advertising Co. — Class A	491	31,257
American Homes 4 Rent — Class A	1,536	30,843
Liberty Property Trust	768	30,513
Healthcare Trust of America, Inc. — Class A	1,135	30,021
Starwood Property Trust, Inc.	1,420	29,749
Park Hotels & Resorts, Inc.	1,098	29,668
New Residential Investment Corp.	1,803	29,659
American Campus Communities, Inc.	766	29,583
Omega Healthcare Investors, Inc.[1]	1,087	29,392
CubeSmart	1,032	29,102
DCT Industrial Trust, Inc.	515	29,015
Hudson Pacific Properties, Inc.	885	28,789
Forest City Realty Trust, Inc. — Class A	1,419	28,749
CyrusOne, Inc.	559	28,626
CoreSite Realty Corp.	285	28,574
STORE Capital Corp.	1,130	28,047
Brixmor Property Group, Inc.	1,783	27,191
Hospitality Properties Trust	1,028	26,050
Life Storage, Inc.	304	25,390
Weingarten Realty Investors	874	24,542
LaSalle Hotel Properties	841	24,397
Senior Housing Properties Trust	1,554	24,336
Taubman Centers, Inc.	420	23,902
Sunstone Hotel Investors, Inc.	1,564	23,804
Gramercy Property Trust	1,084	23,555
Spirit Realty Capital, Inc.	3,020	23,435
PotlatchDeltic Corp.	450	23,423
RLJ Lodging Trust	1,198	23,289
Sabra Health Care REIT, Inc.	1,267	22,363
Colony NorthStar, Inc. — Class A	3,835	21,553
Uniti Group, Inc.[1]	1,320	21,450
DDR Corp.	2,827	20,722
Tanger Factory Outlet Centers, Inc.[1]	845	18,590
Retail Opportunity Investments Corp.	1,020	18,023
Total REITs		3,008,141
Banks - 28.0%
JPMorgan Chase & Co.	2,175	239,185
Bank of America Corp.	7,133	213,919
Wells Fargo & Co.	3,693	193,550
Citigroup, Inc.	2,344	158,220
Goldman Sachs Group, Inc.	490	123,411
Morgan Stanley	2,222	119,899
U.S. Bancorp	2,202	111,201
PNC Financial Services Group, Inc.	689	104,204
Bank of New York Mellon Corp.	1,693	87,240
Capital One Financial Corp.	882	84,513
BB&T Corp.	1,501	78,112
State Street Corp.	738	73,601
SunTrust Banks, Inc.	1,017	69,197
M&T Bank Corp.	351	64,710
Northern Trust Corp.	575	59,300
Fifth Third Bancorp	1,802	57,213
Regions Financial Corp.	3,010	55,926
Citizens Financial Group, Inc.	1,307	54,868
KeyCorp	2,783	54,408
Comerica, Inc.	526	50,459
Huntington Bancshares, Inc.	3,246	49,015
First Republic Bank	518	47,972
Banco Bradesco S.A. ADR	3,755	44,609
SVB Financial Group*	179	42,962
Popular, Inc.	967	40,247
Zions Bancorporation	749	39,495

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 98.6% (continued)
Banks - 28.0% (continued)
East West Bancorp, Inc.	584	$36,523
Signature Bank*	234	33,216
Cullen/Frost Bankers, Inc.	311	32,988
CIT Group, Inc.	620	31,930
Commerce Bancshares, Inc.	528	31,632
First Horizon National Corp.	1,618	30,467
PacWest Bancorp	614	30,411
Bank of the Ozarks	629	30,362
Western Alliance Bancorporation*	520	30,217
Synovus Financial Corp.	602	30,064
Pinnacle Financial Partners, Inc.	431	27,670
Wintrust Financial Corp.	317	27,278
Umpqua Holdings Corp.	1,243	26,613
Hancock Holding Co.	501	25,902
Texas Capital Bancshares, Inc.*	287	25,801
IBERIABANK Corp.	324	25,272
BankUnited, Inc.	630	25,187
Home BancShares, Inc.	1,065	24,293
United Bankshares, Inc.	680	23,970
MB Financial, Inc.	554	22,426
Fulton Financial Corp.	1,213	21,531
Total Banks		2,911,189
Insurance - 21.4%
Berkshire Hathaway, Inc. — Class B*	1,376	274,485
American International Group, Inc.	1,609	87,562
MetLife, Inc.	1,872	85,906
Prudential Financial, Inc.	788	81,597
Marsh & McLennan Companies, Inc.	975	80,525
Travelers Companies, Inc.	554	76,928
Progressive Corp.	1,254	76,406
Chubb Ltd.	544	74,403
Allstate Corp.	775	73,470
Aflac, Inc.	1,664	72,817
Markel Corp.*	52	60,853
Aon plc	422	59,219
XL Group Ltd.	1,031	56,973
Principal Financial Group, Inc.	862	52,504
Hartford Financial Services Group, Inc.	1,014	52,241
Willis Towers Watson plc	334	50,831
Loews Corp.	1,018	50,625
Everest Re Group Ltd.	197	50,594
Lincoln National Corp.	666	48,658
RenaissanceRe Holdings Ltd.	340	47,093
Axis Capital Holdings Ltd.	810	46,632
Arch Capital Group Ltd.*	529	45,277
Arthur J Gallagher & Co.	639	43,919
Cincinnati Financial Corp.	583	43,294
Alleghany Corp.	70	43,011
Reinsurance Group of America, Inc. — Class A	260	40,040
Unum Group	840	39,992
American Financial Group, Inc.	355	39,838
Torchmark Corp.	460	38,718
WR Berkley Corp.	524	38,095
Voya Financial, Inc.	724	36,562
Athene Holding Ltd. — Class A*	764	36,527
Brown & Brown, Inc.	1,288	32,767
First American Financial Corp.	550	32,274
Brighthouse Financial, Inc.*	600	30,840
Old Republic International Corp.	1,430	30,674
Assurant, Inc.	310	28,337
MGIC Investment Corp.*	2,021	26,273
Radian Group, Inc.	1,257	23,933
MBIA, Inc.*,1	1,297	12,010
Total Insurance		2,222,703
Diversified Financial Services - 14.5%
BlackRock, Inc. — Class A	211	114,303
American Express Co.	1,186	110,630
Charles Schwab Corp.	1,949	101,777
CME Group, Inc. — Class A	563	91,060
Intercontinental Exchange, Inc.	1,119	81,150
TD Ameritrade Holding Corp.	1,215	71,964
Interactive Brokers Group, Inc. — Class A	950	63,878
T. Rowe Price Group, Inc.	580	62,623
Discover Financial Services	859	61,788
Synchrony Financial	1,818	60,957
Ameriprise Financial, Inc.	387	57,253
Franklin Resources, Inc.	1,492	51,743
Invesco Ltd.	1,554	49,744
E*TRADE Financial Corp.*	868	48,096
Nasdaq, Inc.	556	47,938
Cboe Global Markets, Inc.	385	43,928
Raymond James Financial, Inc.	491	43,900
SEI Investments Co.	578	43,298
Ally Financial, Inc.	1,570	42,625
Affiliated Managers Group, Inc.	214	40,570
Credit Acceptance Corp.*	99	32,711
BGC Partners, Inc. — Class A	2,309	31,056
Santander Consumer USA Holdings, Inc.	1,840	29,992
LPL Financial Holdings, Inc.	473	28,886
SLM Corp.*	2,495	27,969
Legg Mason, Inc.	571	23,211
Navient Corp.	1,759	23,078
Evercore, Inc. — Class A	260	22,672
Total Diversified Financial Services		1,508,800
Commercial Services - 2.1%
S&P Global, Inc.	461	88,079
Moody's Corp.	432	69,682
MarketAxess Holdings, Inc.	169	36,747
LendingTree, Inc.*	75	24,611
Total Commercial Services		219,119
Savings & Loans - 1.1%
People's United Financial, Inc.	1,673	31,218
New York Community Bancorp, Inc.	2,341	30,504
Sterling Bancorp	1,202	27,105
Investors Bancorp, Inc.	1,855	25,302
Total Savings & Loans		114,129
Real Estate - 1.1%
CBRE Group, Inc. — Class A*	1,075	50,762
Jones Lang LaSalle, Inc.	205	35,801
Realogy Holdings Corp.	897	24,470

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 98.6% (continued)
Total Real Estate		$111,033
Investment Companies - 0.7%
Leucadia National Corp.	1,540	35,004
Ares Capital Corp.	2,087	33,121
Total Investment Companies		68,125
Software - 0.5%
MSCI, Inc. — Class A	311	46,485
Media - 0.3%
FactSet Research Systems, Inc.	169	33,702
Total Common Stocks
(Cost $5,589,322)		10,243,426

PREFERRED STOCKS† - 0.4%
Banks - 0.4%
Itau Unibanco Holding S.A. ADR	3,025	47,190
Total Preferred Stocks
(Cost $17,607)		47,190

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18	$44,536	44,536
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18	14,573	14,573
Total Repurchase Agreements
(Cost $59,109)		59,109

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.49%[4]	61,977	61,977
Total Securities Lending Collateral
(Cost $61,977)		61,977
Total Investments - 100.2%
(Cost $5,728,015)		$10,411,702
Other Assets & Liabilities, net - (0.2)%		(18,242)
Total Net Assets - 100.0%		$10,393,460

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 29, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of March 29, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,243,426	$—	$—	$10,243,426
Preferred Stocks	47,190	—	—	47,190
Repurchase Agreements	—	59,109	—	59,109
Securities Lending Collateral	61,977	—	—	61,977
Total Assets	$10,352,593	$59,109	$—	$10,411,702

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
MUTUAL FUNDS† - 84.1%
Guggenheim Variable Insurance Strategy Fund III[1]	236,231	$5,931,770
Guggenheim Strategy Fund II1	134,703	3,368,916
Guggenheim Strategy Fund I1	71,681	1,795,602
Guggenheim Strategy Fund III[1]	65,385	1,636,595
Total Mutual Funds
(Cost $12,636,036)		12,732,883

	Face Amount
U.S. TREASURY BILLS†† - 8.3%
U.S. Treasury Bills
1.31% due 04/19/18[2,3,4]	$1,250,000	1,249,036
Total U.S. Treasury Bills
(Cost $1,249,172)		1,249,036

REPURCHASE AGREEMENTS††,5 - 4.7%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18	537,054	537,054
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18	175,739	175,739
Total Repurchase Agreements
(Cost $712,793)		712,793
Total Investments - 97.1%
(Cost $14,598,001)		$14,694,712
Other Assets & Liabilities, net - 2.9%		441,017
Total Net Assets - 100.0%		$15,135,729

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Commodity Futures Contracts Purchased†
Low Sulphur Gas Oil Futures Contracts	10	May 2018	$617,750	$44,284
Brent Crude Futures Contracts	7	Jun 2018	485,730	36,671
WTI Crude Futures Contracts	9	May 2018	584,640	31,545
Soybean Meal Futures Contracts	12	May 2018	460,800	19,052
Gasoline RBOB Futures Contracts	5	May 2018	424,767	12,927
Cocoa Futures Contracts	8	May 2018	204,800	9,673
LME Zinc Futures Contracts	4	May 2018	327,800	1,816
NY Harbor ULSD Futures Contracts	3	May 2018	255,213	1,450
Cotton #2 Futures Contracts	9	May 2018	367,200	875
Gold 100 oz. Futures Contracts	6	Jun 2018	798,360	189
Soybean Futures Contracts	3	May 2018	156,675	(163)
LME Nickel Futures Contracts	2	May 2018	159,300	(3,643)
			$4,843,035	$154,676

Interest Rate Futures Contracts Purchased†
Euro - Bund Futures Contracts	25	Jun 2018	4,902,486	55,701
Euro - BTP Italian Government Bond Futures Contracts††	10	Jun 2018	1,706,042	37,728
Euro - Schatz Futures Contracts	110	Jun 2018	15,153,931	12,218
Euro - OATS Futures Contracts††	3	Jun 2018	570,506	10,026
			$22,332,965	$115,673

Currency Futures Contracts Purchased†
Mexican Peso Futures Contracts	52	Jun 2018	1,413,100	25,927
British Pound Futures Contracts	40	Jun 2018	3,518,250	11,120
Japanese Yen Futures Contracts	29	Jun 2018	3,423,631	(2,603)
Euro FX Futures Contracts	21	Jun 2018	3,247,650	(16,379)
			$11,602,631	$18,065

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Equity Futures Contracts Purchased†
MSCI Taiwan Stock Index Futures Contracts	7	Apr 2018	$286,090	$3,977
FTSE MIB Index Futures Contracts††	2	Jun 2018	270,641	3,194
Tokyo Stock Price Index Futures Contracts	3	Jun 2018	486,772	940
Russell 2000 Index Mini Futures Contracts	4	Jun 2018	305,980	(234)
S&P 500 Index Mini Futures Contracts	3	Jun 2018	396,188	(294)
Amsterdam Index Futures Contracts	2	Apr 2018	260,490	(486)
MSCI EAFE Index Mini Futures Contracts	1	Jun 2018	99,975	(487)
MSCI EAFE Index Mini Futures Contracts	3	Jun 2018	178,155	(515)
Hang Seng Index Futures Contracts††	5	Apr 2018	967,900	(6,357)
SPI 200 Index Futures Contracts††	4	Jun 2018	448,915	(10,759)
Dow Jones Industrial Average Index Mini Futures Contracts	5	Jun 2018	603,200	(18,809)
NASDAQ-100 Index Mini Futures Contracts	7	Jun 2018	922,005	(21,063)
			$5,226,311	$(50,893)

Commodity Futures Contracts Sold Short†
Sugar #11 Futures Contracts	23	May 2018	317,621	35,339
Coffee 'C' Futures Contracts	13	May 2018	576,225	24,744
Cattle Feeder Futures Contracts	6	May 2018	402,000	19,132
Live Cattle Futures Contracts	8	Jun 2018	328,240	15,142
Silver Futures Contracts	7	May 2018	571,550	10,197
Soybean Oil Futures Contracts	27	May 2018	517,752	8,493
Hard Red Winter Wheat Futures Contracts	5	May 2018	116,875	7,200
Natural Gas Futures Contracts	12	May 2018	328,320	2,880
Wheat Futures Contracts	6	May 2018	135,525	2,602
LME Primary Aluminum Futures Contracts	1	May 2018	49,906	529
Lean Hogs Futures Contracts	12	Jun 2018	365,760	(101)
LME Lead Futures Contracts	3	May 2018	179,738	(2,975)
Corn Futures Contracts	5	May 2018	96,937	(3,133)
			$3,986,449	$120,049

Equity Futures Contracts Sold Short†
IBEX 35 Index Futures Contracts††	10	Apr 2018	1,177,822	3,189
H-Shares Index Futures Contracts††	2	Apr 2018	155,534	981
Nikkei 225 (OSE) Index Futures Contracts	1	Jun 2018	201,964	785
FTSE 100 Index Futures Contracts	7	Jun 2018	686,593	591
FTSE/JSE TOP 40 Index Futures Contracts††	6	Jun 2018	250,323	450
OMX Stockholm 30 Index Futures Contracts††	12	Apr 2018	218,746	(94)
Euro STOXX 50 Index Futures Contracts	12	Jun 2018	484,754	(444)
DAX Index Futures Contracts	2	Jun 2018	746,155	(846)
			$3,921,891	$4,612

Currency Futures Contracts Sold Short†
Australian Dollar Futures Contracts	11	Jun 2018	845,020	5,186
Canadian Dollar Futures Contracts	10	Jun 2018	777,300	(2,045)
			$1,622,320	$3,141

Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	2	Jun 2018	320,313	684
Euro - 30 year Bond Futures Contracts	1	Jun 2018	203,371	107
Euro - Bobl Futures Contracts	2	Jun 2018	322,899	(2,399)
U.S. Treasury 2 Year Note Futures Contracts	105	Jun 2018	22,322,344	(3,918)
Australian Government 10 Year Bond Futures Contracts††	27	Jun 2018	2,692,121	(4,138)
Australian Government 3 Year Bond Futures Contracts††	43	Jun 2018	3,671,610	(7,528)
U.S. Treasury Long Bond Futures Contracts	10	Jun 2018	1,464,063	(10,539)
U.S. Treasury 10 Year Note Futures Contracts	34	Jun 2018	4,116,656	(20,276)
U.S. Treasury 5 Year Note Futures Contracts	74	Jun 2018	8,467,797	(23,062)
Canadian Government 10 Year Bond Futures Contracts††	22	Jun 2018	2,274,849	(23,469)
Long Gilt Futures Contracts††	21	Jun 2018	3,619,237	(37,886)
			$49,475,260	$(132,424)

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at March 29, 2018.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts	$—	$284,740	$—	$—	$—	$284,740
Currency Futures Contracts	—	42,233	—	—	—	42,233
Equity Futures Contracts	—	6,293	—	7,814	—	14,107
Interest Rate Futures Contracts	—	68,710	—	47,754	—	116,464
Mutual Funds	12,732,883	—	—	—	—	12,732,883
Repurchase Agreements	—	—	712,793	—	—	712,793
U.S. Treasury Bills	—	—	1,249,036	—	—	1,249,036
Total Assets	$12,732,883	$401,976	$1,961,829	$55,568	$—	$15,152,256

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts	$—	$10,015	$—	$—	$—	$10,015
Currency Futures Contracts	—	21,027	—	—	—	21,027
Equity Futures Contracts	—	43,178	—	17,210	—	60,388
Interest Rate Futures Contracts	—	60,194	—	73,021	—	133,215
Total Liabilities	$—	$134,414	$—	$90,231	$—	$224,645

*	Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

Transactions during the period ended March 29, 2018, in which the portfolio company is an "affiliated person", were as follows:
Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized	Value 3/29/18	Shares 3/29/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$1,786,058	$10,262	$–	$–	$(718)	$1,795,602	71,681	$10,244
Guggenheim Strategy Fund II	3,349,880	19,044	–	–	(8)	3,368,916	134,703	19,010
Guggenheim Strategy Fund III	1,627,129	8,817	–	–	649	1,636,595	65,385	8,797
Guggenheim Variable Insurance Strategy Fund III	5,897,587	34,196	–	–	(13)	5,931,770	236,231	34,147
	$12,660,654	$72,319	$–	$–	$(90)	$12,732,883		$72,198

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
MUTUAL FUNDS† - 42.2%
Guggenheim Strategy Fund I1	172,221	$4,314,130
Guggenheim Strategy Fund II1	84,860	2,122,354
Total Mutual Funds
(Cost $6,423,446)		6,436,484

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 27.7%
U.S. Treasury Bonds
3.00% due 02/15/48	$4,200,000	4,222,969
Total U.S. Government Securities
(Cost $4,075,040)		4,222,969

FEDERAL AGENCY DISCOUNT NOTES†† - 23.0%
Farmer Mac[2]
1.50% due 04/02/18[3,4]	2,000,000	1,999,917
Federal Home Loan Bank[2]
1.71% due 04/12/18[3,4]	700,000	699,634
1.55% due 04/03/18[3,4]	400,000	399,966
1.70% due 04/03/18[3,4]	200,000	199,981
Total Federal Home Loan Bank		1,299,581
Freddie Mac[5]
1.16% due 04/03/18[3,4]	200,000	199,982
Total Federal Agency Discount Notes
(Cost $3,499,480)		3,499,480

REPURCHASE AGREEMENTS††,6 - 20.8%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18	2,383,805	2,383,805
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18	780,044	780,044
Total Repurchase Agreements
(Cost $3,163,849)		3,163,849
Total Investments - 113.7%
(Cost $17,161,815)		$17,322,782
Other Assets & Liabilities, net - (13.7)%		(2,082,776)
Total Net Assets - 100.0%		$15,240,006

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	101	Jun 2018	$16,207,344	$423,562

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[6]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$—	$3,499,480	$—	$3,499,480
Interest Rate Futures Contracts	—	423,562	—	—	423,562
Mutual Funds	6,436,484	—	—	—	6,436,484
Repurchase Agreements	—	—	3,163,849	—	3,163,849
U.S. Government Securities	—	—	4,222,969	—	4,222,969
Total Assets	$6,436,484	$423,562	$10,886,298	$—	$17,746,344

*	Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the the underlying series of Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended March 29, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized	Value 3/29/18	Shares 3/29/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$1,606,986	$5,807,030	$(3,100,000)	$(1,714)	$1,828	$4,314,130	172,221	$7,273
Guggenheim Strategy Fund II	2,512,682	1,108,956	(1,500,000)	1,671	(955)	2,122,354	84,860	8,703
	$4,119,668	$6,915,986	$(4,600,000)	$(43)	$873	$6,436,484		$15,976

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 99.5%
Pharmaceuticals - 32.3%
Johnson & Johnson	5,425	$695,214
Pfizer, Inc.	15,427	547,504
Merck & Company, Inc.	8,473	461,524
AbbVie, Inc.	4,419	418,258
Bristol-Myers Squibb Co.	5,938	375,578
Eli Lilly & Co.	4,497	347,933
Allergan plc	1,755	295,349
Zoetis, Inc.	2,906	242,680
Express Scripts Holding Co.*	3,208	221,609
McKesson Corp.	1,392	196,091
Mylan N.V.*	4,223	173,861
Cardinal Health, Inc.	2,550	159,834
Nektar Therapeutics*	1,470	156,202
AmerisourceBergen Corp. — Class A	1,794	154,661
Teva Pharmaceutical Industries Ltd. ADR	8,856	151,349
Perrigo Company plc	1,744	145,345
GlaxoSmithKline plc ADR	3,452	134,870
AstraZeneca plc ADR	3,588	125,472
Alkermes plc*	2,122	122,991
Novartis AG ADR	1,473	119,092
Jazz Pharmaceuticals plc*	771	116,413
DexCom, Inc.*	1,455	107,903
Novo Nordisk A/S ADR	2,189	107,808
Neurocrine Biosciences, Inc.*	1,190	98,687
Valeant Pharmaceuticals International, Inc.*	5,764	91,763
Catalent, Inc.*	2,140	87,868
PRA Health Sciences, Inc.*	1,010	83,790
Sarepta Therapeutics, Inc.*	1,129	83,648
Agios Pharmaceuticals, Inc.*	997	81,535
Premier, Inc. — Class A*	2,397	75,050
Array BioPharma, Inc.*	4,112	67,108
TESARO, Inc.*,1	1,090	62,283
Supernus Pharmaceuticals, Inc.*	1,290	59,082
Ironwood Pharmaceuticals, Inc. — Class A*	3,810	58,788
Akorn, Inc.*	3,113	58,244
Clovis Oncology, Inc.*	1,090	57,552
Horizon Pharma plc*	3,922	55,692
Global Blood Therapeutics, Inc.*	1,150	55,545
Aerie Pharmaceuticals, Inc.*	1,000	54,250
Corcept Therapeutics, Inc.*	3,197	52,591
Portola Pharmaceuticals, Inc.*	1,570	51,276
Impax Laboratories, Inc.*	2,339	45,494
Pacira Pharmaceuticals, Inc.*	1,374	42,800
Zogenix, Inc.*	1,058	42,373
Mallinckrodt plc*,1	2,780	40,254
Total Pharmaceuticals		6,983,214
Healthcare-Products - 24.3%
Abbott Laboratories	6,351	380,552
Thermo Fisher Scientific, Inc.	1,651	340,865
Medtronic plc	3,954	317,190
Danaher Corp.	3,145	307,927
Stryker Corp.	1,820	292,874
Becton Dickinson and Co.	1,313	284,527
Intuitive Surgical, Inc.*	607	250,588
Boston Scientific Corp.*	8,418	229,980
Baxter International, Inc.	3,393	220,681
Edwards Lifesciences Corp.*	1,493	208,303
Zimmer Biomet Holdings, Inc.	1,575	171,738
Align Technology, Inc.*	649	162,983
IDEXX Laboratories, Inc.*	790	151,198
ResMed, Inc.	1,448	142,585
ABIOMED, Inc.*	470	136,765
Teleflex, Inc.	507	129,275
Varian Medical Systems, Inc.*	1,024	125,594
Henry Schein, Inc.*	1,816	122,053
Dentsply Sirona, Inc.	2,418	121,650
Cooper Companies, Inc.	525	120,125
Hologic, Inc.*	3,201	119,589
STERIS plc	1,180	110,165
West Pharmaceutical Services, Inc.	1,083	95,618
Bio-Techne Corp.	610	92,134
Hill-Rom Holdings, Inc.	1,050	91,350
Insulet Corp.*	1,030	89,280
ICU Medical, Inc.*	340	85,816
Masimo Corp.*	920	80,914
Integra LifeSciences Holdings Corp.*	1,440	79,690
NuVasive, Inc.*	1,209	63,122
Patterson Companies, Inc.	2,342	52,063
OPKO Health, Inc.*	15,133	47,972
MiMedx Group, Inc.*,1	4,690	32,689
Total Healthcare-Products		5,257,855
Biotechnology - 21.0%
Amgen, Inc.	2,354	401,310
Gilead Sciences, Inc.	4,876	367,602
Biogen, Inc.*	1,039	284,499
Shire plc ADR	1,829	273,234
Vertex Pharmaceuticals, Inc.*	1,443	235,180
Regeneron Pharmaceuticals, Inc.*	679	233,820
Illumina, Inc.*	921	217,743
Alexion Pharmaceuticals, Inc.*	1,600	178,336
Incyte Corp.*	1,817	151,411
BioMarin Pharmaceutical, Inc.*	1,760	142,683
Alnylam Pharmaceuticals, Inc.*	1,047	124,698
Seattle Genetics, Inc.*	2,010	105,203
Bio-Rad Laboratories, Inc. — Class A*	400	100,032
Sage Therapeutics, Inc.*	610	98,253
Bluebird Bio, Inc.*	560	95,620
Exelixis, Inc.*	4,210	93,252
United Therapeutics Corp.*	740	83,146
Ionis Pharmaceuticals, Inc.*	1,860	81,989
Avexis, Inc.*	630	77,855
Exact Sciences Corp.*	1,842	74,288
Blueprint Medicines Corp.*	790	72,443
Ligand Pharmaceuticals, Inc. — Class B*	420	69,367
FibroGen, Inc.*	1,470	67,914
Loxo Oncology, Inc.*	580	66,915
Amicus Therapeutics, Inc.*	4,296	64,612
Spark Therapeutics, Inc.*	940	62,595
Halozyme Therapeutics, Inc.*	3,190	62,492
ACADIA Pharmaceuticals, Inc.*	2,688	60,399

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Biotechnology - 21.0% (continued)
Ultragenyx Pharmaceutical, Inc.*	1,160	$59,148
Medicines Co.*	1,766	58,172
Puma Biotechnology, Inc.*	820	55,801
Immunomedics, Inc.*	3,750	54,788
Myriad Genetics, Inc.*	1,765	52,156
Esperion Therapeutics, Inc.*	710	51,354
Radius Health, Inc.*,1	1,360	48,878
Insmed, Inc.*	2,070	46,616
Intercept Pharmaceuticals, Inc.*	752	46,263
Dynavax Technologies Corp.*	2,270	45,060
ImmunoGen, Inc.*	4,170	43,868
Acorda Therapeutics, Inc.*	1,635	38,668
Total Biotechnology		4,547,663
Healthcare-Services - 16.6%
UnitedHealth Group, Inc.	2,516	538,424
Anthem, Inc.	1,262	277,261
Aetna, Inc.	1,636	276,484
Cigna Corp.	1,438	241,210
Humana, Inc.	854	229,581
HCA Healthcare, Inc.	2,219	215,243
Centene Corp.*	1,570	167,786
IQVIA Holdings, Inc.*	1,690	165,806
Laboratory Corporation of America Holdings*	918	148,486
Quest Diagnostics, Inc.	1,356	136,007
DaVita, Inc.*	1,926	127,000
Universal Health Services, Inc. — Class B	1,036	122,673
WellCare Health Plans, Inc.*	570	110,369
Encompass Health Corp.	1,570	89,757
Molina Healthcare, Inc.*	1,090	88,486
MEDNAX, Inc.*	1,550	86,226
Charles River Laboratories International, Inc.*	770	82,190
Envision Healthcare Corp.*	2,034	78,167
Acadia Healthcare Company, Inc.*	1,776	69,584
Syneos Health, Inc.*	1,885	66,918
Tenet Healthcare Corp.*	2,482	60,189
Teladoc, Inc.*	1,440	58,032
Amedisys, Inc.*	900	54,306
LifePoint Health, Inc.*	1,086	51,042
Tivity Health, Inc.*	1,180	46,787
Total Healthcare-Services		3,588,014
Electronics - 2.7%
Agilent Technologies, Inc.	2,577	172,401
Mettler-Toledo International, Inc.*	254	146,058
Waters Corp.*	733	145,610
PerkinElmer, Inc.	1,423	107,750
Total Electronics		571,819
Software - 2.3%
Cerner Corp.*	2,740	158,920
Veeva Systems, Inc. — Class A*	1,643	119,972
athenahealth, Inc.*	630	90,109
Medidata Solutions, Inc.*	1,105	69,405
Allscripts Healthcare Solutions, Inc.*	4,398	54,315
Total Software		492,721
Commercial Services - 0.3%
HealthEquity, Inc.*	1,220	73,859
Total Common Stocks
(Cost $10,434,497)		21,515,145

RIGHTS††† - 0.0%
Dyax Corp.*,2	3,790	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,3 - 1.0%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18	$169,517	169,517
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18	55,470	55,470
Total Repurchase Agreements
(Cost $224,987)		224,987

	Shares
SECURITIES LENDING COLLATERAL†,4 - 0.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.49%[5]	111,778	111,778
Total Securities Lending Collateral
(Cost $111,778)		111,778
Total Investments - 101.0%
(Cost $10,771,262)		$21,851,910
Other Assets & Liabilities, net - (1.0)%		(227,897)
Total Net Assets - 100.0%		$21,624,013

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 29, 2018 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at March 29, 2018. The total market value of fair valued securities amounts to $0, (cost $0) or less than 0.1% of total net assets.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7 day yield as of March 29, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$21,515,145	$—	$—		$21,515,145
Repurchase Agreements	—	224,987	—		224,987
Rights	—	—	—	*	—
Securities Lending Collateral	111,778	—	—		111,778
Total Assets	$21,626,923	$224,987	$—		$21,851,910

*	Security has a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
EXCHANGE-TRADED FUNDS† - 8.0%
iShares iBoxx $ High Yield Corporate Bond ETF[1]	2,376	$203,407
SPDR Bloomberg Barclays High Yield Bond ETF[1]	5,531	198,452
Total Exchange-Traded Funds
(Cost $401,215)		401,859

MUTUAL FUNDS† - 50.8%
Guggenheim Strategy Fund II2	61,391	1,535,392
Guggenheim Strategy Fund I2	41,014	1,027,399
Total Mutual Funds
(Cost $2,535,095)		2,562,791

	Face Amount
FEDERAL AGENCY NOTES†† - 10.9%
Federal Farm Credit Bank[3]
1.79% (U.S. Prime Rate - 2.96%) due 06/01/18[4]	$400,000	399,957
1.81% (1 Month USD LIBOR - 0.05%) due 01/23/19[4]	150,000	149,972
Total Federal Farm Credit Bank		549,929
Total Federal Agency Notes
(Cost $550,086)		549,929

FEDERAL AGENCY DISCOUNT NOTES†† - 5.9%
Federal Home Loan Bank[3]
1.69% due 04/02/18[5,6]	300,000	299,986
Total Federal Agency Discount Notes
(Cost $299,986)		299,986

REPURCHASE AGREEMENTS††,7 - 16.9%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18	643,658	643,658
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18	210,622	210,622
Total Repurchase Agreements
(Cost $854,280)		854,280

	Shares
SECURITIES LENDING COLLATERAL†,8 - 6.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.49%[9]	309,945	309,945
Total Securities Lending Collateral
(Cost $309,945)		309,945
Total Investments - 98.6%
(Cost $4,950,607)		$4,978,790
Other Assets & Liabilities, net - 1.4%		68,296
Total Net Assets - 100.0%		$5,047,086

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	38	Jun 2018	$4,350,109	$18,281

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain
OTC Equity Index Swap Agreements††,10
Goldman Sachs International	iShares iBoxx High Yield Corporate Bond	1.38%	At Maturity	04/24/18	102	$8,732	$14

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Loss
Barclays Bank plc	ICE	CDX.NA.HY.30 Index	5.00%	At Maturity	06/20/23	$4,400,000	$276,920	$272,374	$(4,546)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 29, 2018 — See Note 5.
[2]	Affiliated issuer.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Variable rate security. Rate indicated is the rate effective at March 29, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	Zero coupon rate security.
[7]	Repurchase Agreements — See Note 4.
[8]	Securities lending collateral — See Note 5.
[9]	Rate indicated is the 7 day yield as of March 29, 2018.
[10]	Total Return based on iShares iBoxx $ High Yield Corporate Bond ETF +/- financing at variable rate. Rate indicated is the rate effective at March 29, 2018.

CDX.NA.HY.30 Index — Credit Default Swap North American High Yield Series 30 Index

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

USD — United States Dollar

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements	$—	$—	$—	$14	$—	$14
Exchange-Traded Funds	401,859	—	—	—	—	401,859
Federal Agency Discount Notes	—	—	299,986	—	—	299,986
Federal Agency Notes	—	—	549,929	—	—	549,929
Interest Rate Futures Contracts	—	18,281	—	—	—	18,281
Mutual Funds	2,562,791	—	—	—	—	2,562,791
Repurchase Agreements	—	—	854,280	—	—	854,280
Securities Lending Collateral	309,945	—	—	—	—	309,945
Total Assets	$3,274,595	$18,281	$1,704,195	$14	$—	$4,997,085

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Credit Default Swaps	$—	$—	$—	$4,546	$—	$4,546

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended March 29, 2018, in which the portfolio company is an "affiliated person", were as follows:
Security Name	Value 12/31/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 3/29/18	Shares 3/29/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$1,720,466	$106,985	$(800,000)	$4,730	$(4,782)	$1,027,399	41,014	$7,062
Guggenheim Strategy Fund II	2,125,460	9,696	(600,000)	1,230	(994)	1,535,392	61,391	9,496
	$3,845,926	$116,681	$(1,400,000)	$5,960	$(5,776)	$2,562,791		$16,558

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 99.8%
Internet - 56.3%
Amazon.com, Inc.*	558	$807,616
Alphabet, Inc. — Class A*	773	801,709
Facebook, Inc. — Class A*	3,971	634,526
Alibaba Group Holding Ltd. ADR*	3,067	562,917
Netflix, Inc.*	1,144	337,880
Booking Holdings, Inc.*	158	328,702
eBay, Inc.*	4,805	193,353
Baidu, Inc. ADR*	782	174,535
JD.com, Inc. ADR*	4,274	173,054
Ctrip.com International Ltd. ADR*	3,128	145,827
Twitter, Inc.*	4,604	133,562
Expedia Group, Inc.	1,164	128,517
Palo Alto Networks, Inc.*	699	126,882
Symantec Corp.	4,720	122,012
IAC/InterActiveCorp*	712	111,343
Vipshop Holdings Ltd. ADR*	6,630	110,191
Match Group, Inc.*	2,473	109,900
VeriSign, Inc.*	901	106,823
MercadoLibre, Inc.	283	100,858
Zillow Group, Inc. — Class A*	1,861	100,494
Zillow Group, Inc. — Class C*	1,858	99,960
GoDaddy, Inc. — Class A*	1,622	99,623
Weibo Corp. ADR*	825	98,620
58.com, Inc. ADR*	1,211	96,710
Autohome, Inc. ADR	1,100	94,534
YY, Inc. ADR*	898	94,470
F5 Networks, Inc.*	652	94,286
Shopify, Inc. — Class A*	729	90,826
GrubHub, Inc.*	895	90,816
Wix.com Ltd.*	1,140	90,687
SINA Corp.*	860	89,672
Baozun, Inc. ADR*	1,950	89,466
TripAdvisor, Inc.*	1,792	73,275
Wayfair, Inc. — Class A*	1,009	68,138
Okta, Inc.*	1,600	63,760
Bitauto Holdings Ltd. ADR*,1	3,000	63,450
Stamps.com, Inc.*	294	59,109
Etsy, Inc.*	2,082	58,421
Yelp, Inc. — Class A*	1,332	55,611
Shutterfly, Inc.*	616	50,050
Groupon, Inc. — Class A*,1	11,158	48,426
Liberty Expedia Holdings, Inc. — Class A*	1,178	46,272
Cars.com, Inc.*	1,555	44,053
Cogent Communications Holdings, Inc.	1,012	43,921
Trade Desk, Inc. — Class A*	843	41,830
Pandora Media, Inc.*,1	7,146	35,944
Blucora, Inc.*	1,370	33,702
TrueCar, Inc.*	3,010	28,475
Overstock.com, Inc.*,1	640	23,200
Total Internet		7,278,008
Software - 13.3%
salesforce.com, Inc.*	2,398	278,887
Intuit, Inc.	1,206	209,060
Red Hat, Inc.*	1,062	158,780
NetEase, Inc. ADR	481	134,868
Citrix Systems, Inc.*	1,195	110,896
Momo, Inc. ADR*	2,901	108,439
Akamai Technologies, Inc.*	1,491	105,831
Veeva Systems, Inc. — Class A*	1,352	98,723
MuleSoft, Inc. — Class A*	1,970	86,641
2U, Inc.*	772	64,871
New Relic, Inc.*	867	64,262
j2 Global, Inc.	767	60,532
Twilio, Inc. — Class A*	1,545	58,988
Box, Inc. — Class A*	2,558	52,567
Allscripts Healthcare Solutions, Inc.*	3,628	44,806
Cornerstone OnDemand, Inc.*	1,120	43,803
Hortonworks, Inc.*	1,870	38,092
Total Software		1,720,046
Telecommunications - 11.8%
Cisco Systems, Inc.	10,301	441,810
Motorola Solutions, Inc.	1,211	127,518
Arista Networks, Inc.*	497	126,884
Juniper Networks, Inc.	3,604	87,685
CommScope Holding Company, Inc.*	2,153	86,055
LogMeIn, Inc.	648	74,876
Ubiquiti Networks, Inc.*,1	1,050	72,240
ARRIS International plc*	2,588	68,763
Ciena Corp.*	2,300	59,570
ViaSat, Inc.*,1	890	58,491
InterDigital, Inc.	678	49,901
Viavi Solutions, Inc.*	4,604	44,751
Oclaro, Inc.*	4,642	44,378
NETGEAR, Inc.*	720	41,184
Finisar Corp.*	2,440	38,576
Acacia Communications, Inc.*,1	971	37,345
Extreme Networks, Inc.*	3,024	33,476
Gogo, Inc.*,1	3,057	26,382
Total Telecommunications		1,519,885
Semiconductors - 4.4%
Broadcom Ltd.	1,300	306,345
QUALCOMM, Inc.	4,842	268,295
Total Semiconductors		574,640
Commercial Services - 3.7%
PayPal Holdings, Inc.*	3,857	292,631
CoStar Group, Inc.*	315	114,244
Alarm.com Holdings, Inc.*	1,110	41,891
NutriSystem, Inc.	961	25,899
Total Commercial Services		474,665
Computers - 3.0%
Check Point Software Technologies Ltd.*	1,093	108,578
Nutanix, Inc. — Class A*	1,803	88,545
BlackBerry Ltd.*	7,510	86,365
Lumentum Holdings, Inc.*	946	60,355
NetScout Systems, Inc.*	1,782	46,956
Total Computers		390,799
Media - 2.1%
Time Warner, Inc.	2,862	270,688
Diversified Financial Services - 1.5%
E*TRADE Financial Corp.*	2,154	119,353
BGC Partners, Inc. — Class A	5,729	77,055
Total Diversified Financial Services		196,408

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
REITs - 1.5%
Equinix, Inc.	450	$188,163
Aerospace & Defense - 1.1%
Harris Corp.	862	139,024
Entertainment - 0.7%
Live Nation Entertainment, Inc.*	2,152	90,686
Retail - 0.2%
PetMed Express, Inc.	659	27,513
Electronics - 0.2%
Applied Optoelectronics, Inc.*,1	819	20,524
Total Common Stocks
(Cost $7,777,610)		12,891,049

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18	$77,888	77,888
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18	25,487	25,487
Total Repurchase Agreements
(Cost $103,375)		103,375

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.49%[4]	219,476	$219,476
Total Securities Lending Collateral
(Cost $219,476)		219,476
Total Investments - 102.3%
(Cost $8,100,461)		$13,213,900
Other Assets & Liabilities, net - (2.3)%		(296,721)
Total Net Assets - 100.0%		$12,917,179

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 29, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of March 29, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$12,891,049	$—	$—	$12,891,049
Repurchase Agreements	—	103,375	—	103,375
Securities Lending Collateral	219,476	—	—	219,476
Total Assets	$13,110,525	$103,375	$—	$13,213,900

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
MUTUAL FUNDS† - 43.0%
Guggenheim Strategy Fund II1	23,858	$596,700
Guggenheim Strategy Fund I1	13,770	344,944
Total Mutual Funds
(Cost $940,991)		941,644

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 22.9%
Federal Farm Credit Bank[2]
1.50% due 04/02/18[3,4]	$300,000	299,987
Freddie Mac[5]
1.16% due 04/03/18[3,4]	100,000	99,991
Federal Home Loan Bank[2]
1.70% due 04/04/18[3,4]	100,000	99,986
Total Federal Agency Discount Notes
(Cost $499,964)		499,964

FEDERAL AGENCY NOTES†† - 4.3%
Fannie Mae[5]
1.13% due 12/14/18	95,000	94,382
Total Federal Agency Notes
(Cost $94,509)		94,382

REPURCHASE AGREEMENTS††,6 - 43.2%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18[7]	711,580	711,581
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18[7]	232,848	232,848
Total Repurchase Agreements
(Cost $944,429)		944,429
Total Investments - 113.4%
(Cost $2,479,893)		$2,480,419
Other Assets & Liabilities, net - (13.4)%		(293,746)
Total Net Assets - 100.0%		$2,186,673

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Equity Futures Contracts Sold Short†
Dow Jones Industrial Average Index Mini Futures Contracts	6	Jun 2018	$723,840	$(5,040)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Loss
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	Dow Jones Industrial Average Index	(1.99%)	At Maturity	04/30/18	11	$263,351	$(2,783)
BNP Paribas	Dow Jones Industrial Average Index	(1.89%)	At Maturity	04/30/18	139	3,361,290	(34,224)
						$3,624,641	$(37,007)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[6]	Repurchase Agreements — See Note 4.
[7]	All or a portion of this security is pledged as equity index swap collateral at March 29, 2018.

plc – Public Limited Company

See Sector Classification in Other Information section.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$—	$499,964	$—	$—	$499,964
Federal Agency Notes	—	—	94,382	—	—	94,382
Mutual Funds	941,644	—	—	—	—	941,644
Repurchase Agreements	—	—	944,429	—	—	944,429
Total Assets	$941,644	$—	$1,538,775	$—	$—	$2,480,419

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts	$—	$5,040	$—	$—	$—	$5,040
Equity Index Swap Agreements	—	—	—	37,007	—	37,007
Total Liabilities	$—	$5,040	$—	$37,007	$—	$42,047

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended March 29, 2018, in which the portfolio company is an "affiliated person", were as follows:
Security Name	Value 12/31/17	Additions	Reductions	Realized Loss	Change in Unrealized	Value 3/29/18	Shares 3/29/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$892,337	$2,526	$(550,000)	$(269)	$350	$344,944	13,770	$2,549
Guggenheim Strategy Fund II	992,937	253,864	(650,000)	(686)	585	596,700	23,858	3,879
	$1,885,274	$256,390	$(1,200,000)	$(955)	$935	$941,644		$6,428

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
MUTUAL FUNDS† - 56.9%
Guggenheim Strategy Fund II1	48,860	$1,221,978
Guggenheim Strategy Fund I1	37,745	945,524
Total Mutual Funds
(Cost $2,156,885)		2,167,502

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 15.7%
Federal Home Loan Bank[2]
1.70% due 04/03/18[3,4]	$200,000	199,981
1.70% due 04/04/18[3,4]	200,000	199,972
Total Federal Home Loan Bank		399,953
Freddie Mac[5]
1.16% due 04/03/18[3,4]	200,000	199,982
Total Federal Agency Discount Notes
(Cost $599,935)		599,935

REPURCHASE AGREEMENTS†† - 114.8%
Individual Repurchase Agreements
Barclays Capital issued 03/29/18 at 1.50% due 04/02/18 (Secured by a U.S. Treasury Bond, at a rate of 3.00% and maturing 02/15/48 as collateral, with a value of $1,803,870) to be repurchased at $1,769,237	1,768,500	1,768,500
Mizuho Financial Group, Inc. issued 03/29/18 at 1.70% due 04/02/18 (Secured by a U.S. Treasury Bond, at a rate of 3.00% and maturing 02/15/48 as collateral, with a value of $1,500,768) to be repurchased at $1,471,954	1,471,341	1,471,341
Joint Repurchase Agreements[6]
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18	854,655	854,655
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18	279,666	279,666
Total Repurchase Agreements
(Cost $4,374,162)		4,374,162
Total Investments - 187.4%
(Cost $7,130,982)		$7,141,599

U.S. Government Securities Sold Short†† - (84.4)%
U.S. Treasury Bonds
3.00% due 02/15/48	3,200,000	(3,217,500)
Total U.S. Government Securities Sold Short
(Proceeds $3,115,488)		(3,217,500)
Other Assets & Liabilities, net - (3.0)%		(114,855)
Total Net Assets - 100.0%		$3,809,244

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	4	Jun 2018	$641,875	$(19,277)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[6]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$—	$599,935	$—	$—	$599,935
Mutual Funds	2,167,502	—	—	—	—	2,167,502
Repurchase Agreements	—	—	4,374,162	—	—	4,374,162
Total Assets	$2,167,502	$—	$4,974,097	$—	$—	$7,141,599

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts	$—	$19,277	$—	$—	$—	$19,277
U.S. Government Securities	—	—	3,217,500	—	—	3,217,500
Total Liabilities	$—	$19,277	$3,217,500	$—	$—	$3,236,777

*	Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended March 29, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Loss	Change in Unrealized	Value 3/29/18	Shares 3/29/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$1,239,073	$6,829	$(300,000)	$(2)	$(376)	$945,524	37,745	$6,856
Guggenheim Strategy Fund II	1,538,100	1,084,341	(1,400,000)	(553)	90	1,221,978	48,860	9,190
	$2,777,173	$1,091,170	$(1,700,000)	$(555)	$(286)	$2,167,502		$16,046

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
MUTUAL FUNDS† - 35.5%
Guggenheim Strategy Fund II1	1,407	$35,194
Guggenheim Strategy Fund I1	1,106	27,703
Total Mutual Funds
(Cost $62,526)		62,897

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 31.6%
Freddie Mac[2]
1.16% due 04/03/18[3,4]	$20,000	19,998
Federal Farm Credit Bank[5]
1.68% due 04/05/18[3,4]	20,000	19,996
Fannie Mae[2]
1.73% due 05/01/18[3,4]	16,000	15,977
Total Federal Agency Discount Notes
(Cost $55,971)		55,971

REPURCHASE AGREEMENTS††,6 - 41.3%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18[7]	55,129	55,129
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18[7]	18,039	18,039
Total Repurchase Agreements
(Cost $73,168)		73,168
Total Investments - 108.4%
(Cost $191,665)		$192,036
Other Assets & Liabilities, net - (8.4)%		(14,917)
Total Net Assets - 100.0%		177,119

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain (Loss)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P MidCap 400 Index	(1.79%)	At Maturity	04/27/18	49	$91,697	$33
Barclays Bank plc	S&P MidCap 400 Index	(1.94%)	At Maturity	04/30/18	22	42,080	(560)
BNP Paribas	S&P MidCap 400 Index	(1.74%)	At Maturity	04/30/18	23	42,991	(619)
						$176,768	$(1,146)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[6]	Repurchase Agreements — See Note 4.
[7]	All or a portion of this security is pledged as equity index swap collateral at March 29, 2018.

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements	$—	$—	$33	$—	$33
Federal Agency Discount Notes	—	55,971	—	—	55,971
Mutual Funds	62,897	—	—	—	62,897
Repurchase Agreements	—	73,168	—	—	73,168
Total Assets	$62,897	$129,139	$33	$—	$192,069

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements	$—	$—	$1,179	$—	$1,179

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended March 29, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized	Value 3/29/18	Shares 3/29/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$22,474	$140,282	$(135,000)	$(40)	$(13)	$27,703	1,106	$280
Guggenheim Strategy Fund II	59,830	100,362	(125,000)	215	(213)	35,194	1,407	361
	$82,304	$240,644	$(260,000)	$175	$(226)	$62,897		$641

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
MUTUAL FUNDS† - 37.9%
Guggenheim Strategy Fund II1	9,383	$234,677
Guggenheim Strategy Fund I1	5,365	134,398
Total Mutual Funds
(Cost $366,243)		369,075

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 28.8%
Federal Farm Credit Bank[2]
1.68% due 04/05/18[3,4]	$80,000	79,985
1.50% due 04/02/18[3,4]	50,000	49,998
Total Federal Farm Credit Bank		129,983
Federal Home Loan Bank[2]
1.71% due 04/12/18[3,4]	100,000	99,948
Freddie Mac[5]
1.16% due 04/03/18[3,4]	50,000	49,995
Total Federal Agency Discount Notes
(Cost $279,926)		279,926

REPURCHASE AGREEMENTS††,6 - 34.9%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18[7]	255,689	255,689
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18[7]	83,668	83,668
Total Repurchase Agreements
(Cost $339,357)		339,357
Total Investments - 101.6%
(Cost $985,526)		$988,358
Other Assets & Liabilities, net - (1.6)%		(15,486)
Total Net Assets - 100.0%		$972,872

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain (Loss)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	NASDAQ-100 Index	(2.04%)	At Maturity	04/27/18	85	$556,340	$12,872
Barclays Bank plc	NASDAQ-100 Index	(2.09%)	At Maturity	04/30/18	7	45,326	(829)
BNP Paribas	NASDAQ-100 Index	(1.89%)	At Maturity	04/30/18	53	350,788	(2,732)
						$952,454	$9,311

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[6]	Repurchase Agreements — See Note 4.
[7]	All or a portion of this security is pledged as equity index swap collateral at March 29, 2018.

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements	$—	$—	$12,872	$—	$12,872
Federal Agency Discount Notes	—	279,926	—	—	279,926
Mutual Funds	369,075	—	—	—	369,075
Repurchase Agreements	—	339,357	—	—	339,357
Total Assets	$369,075	$619,283	$12,872	$—	$1,001,230

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements	$—	$—	$3,561	$—	$3,561

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended March 29, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 3/29/18	Shares 3/29/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$158,610	$75,831	$(100,000)	$251	$(294)	$134,398	5,365	$836
Guggenheim Strategy Fund II	158,498	76,209	–	–	(30)	234,677	9,383	1,211
	$317,108	$152,040	$(100,000)	$251	$(324)	$369,075		$2,047

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
MUTUAL FUNDS† - 55.9%
Guggenheim Strategy Fund II1	12,282	$307,171
Guggenheim Strategy Fund I1	7,011	175,632
Total Mutual Funds
(Cost $479,117)		482,803

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 23.2%
Federal Home Loan Bank[2]
1.68% due 04/02/18[3,4]	$100,000	99,995
Federal Farm Credit Bank[2]
1.50% due 04/02/18[3,4]	50,000	49,998
Freddie Mac[5]
1.16% due 04/03/18[3,4]	50,000	49,996
Total Federal Agency Discount Notes
(Cost $199,989)		199,989

FEDERAL AGENCY NOTES†† - 5.8%
Federal Farm Credit Banks
1.81% (1 Month USD LIBOR - 0.05%) due 01/23/19[6]	50,000	49,991
Total Federal Agency Notes
(Cost $50,026)		49,991

REPURCHASE AGREEMENTS††,7 - 8.6%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18[8]	55,599	55,599
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18[8]	18,193	18,193
Total Repurchase Agreements
(Cost $73,792)		73,792
Total Investments - 93.5%
(Cost $802,924)		$806,575
Other Assets & Liabilities, net - 6.5%		56,156
Total Net Assets - 100.0%		$862,731

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	3	Jun 2018	$229,485	$11,399

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain (Loss)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	Russell 2000 Index	(1.29%)	At Maturity	04/27/18	190	$290,483	$2,715
BNP Paribas	Russell 2000 Index	(1.39%)	At Maturity	04/30/18	59	90,454	(939)
Barclays Bank plc	Russell 2000 Index	(1.24%)	At Maturity	04/30/18	154	236,252	(2,533)
						$617,189	$(757)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[6]	Variable rate security. Rate indicated is the rate effective at March 29, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[7]	Repurchase Agreements — See Note 4.
[8]	All or a portion of this security is pledged as equity index swap collateral at March 29, 2018.

LIBOR— London Interbank Offered Rate

plc — Public Limited Company

USD — United States Dollar

See Sector Classification in Other Information section.

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts	$—	$11,399	$—	$—	$—	$11,399
Equity Index Swap Agreements	—	—	—	2,715	—	2,715
Federal Agency Discount Notes	—	—	199,989	—	—	199,989
Federal Agency Notes	—	—	49,991	—	—	49,991
Mutual Funds	482,803	—	—	—	—	482,803
Repurchase Agreements	—	—	73,792	—	—	73,792
Total Assets	$482,803	$11,399	$323,772	$2,715	$—	$820,689

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements	$—	$—	$—	$3,472	$—	$3,472
Total Liabilities	$—	$—	$—	$3,472	$—	$3,472

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended March 29, 2018, in which the portfolio company is an "affiliated person", were as follows:
Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized	Value 3/29/18	Shares 3/29/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$204,695	$1,007	$(30,000)	$–	$(70)	$175,632	7,011	$1,001
Guggenheim Strategy Fund II	305,436	1,736	–	–	(1)	307,171	12,282	1,733
	$510,131	$2,743	$(30,000)	$–	$(71)	$482,803		$2,734

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
MUTUAL FUNDS† - 48.4%
Guggenheim Strategy Fund II1	43,372	$1,084,739
Guggenheim Strategy Fund I1	27,794	696,252
Total Mutual Funds
(Cost $1,766,487)		1,780,991

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 16.3%
Freddie Mac[2]
1.16% due 04/03/18[3,4]	$200,000	199,982
Federal Farm Credit Bank[5]
1.70% due 04/05/18[3,4]	200,000	199,962
Federal Home Loan Bank[5]
1.71% due 04/12/18[3,4]	200,000	199,896
Total Federal Agency Discount Notes
(Cost $599,840)		599,840

FEDERAL AGENCY NOTES†† - 5.4%
Fannie Mae
1.13% due 12/14/18	200,000	198,698
Total Federal Agency Notes
(Cost $198,966)		198,698

REPURCHASE AGREEMENTS††,6 - 25.5%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18[7]	708,992	708,992
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18[7]	232,001	232,001
Total Repurchase Agreements
(Cost $940,993)		940,993
Total Investments - 95.6%
(Cost $3,506,286)		$3,520,522
Other Assets & Liabilities, net - 4.4%		161,800
Total Net Assets - 100.0%		$3,682,322

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	1	Jun 2018	$132,063	$1,136

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain (Loss)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P 500 Index	(2.14%)	At Maturity	04/27/18	712	$1,880,715	$5,472
Barclays Bank plc	S&P 500 Index	(2.04%)	At Maturity	04/30/18	221	584,530	(7,939)
BNP Paribas	S&P 500 Index	(1.84%)	At Maturity	04/30/18	407	1,075,684	(11,507)
						$3,540,929	$(13,974)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[6]	Repurchase Agreements — See Note 4.
[7]	All or a portion of this security is pledged as equity index swap collateral at March 29, 2018.

plc — Public Limited Company See Sector Classification in Other Information section.

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts	$—	$1,136	$—	$—	$—	$1,136
Equity Index Swap Agreements	—	—	—	5,472	—	5,472
Federal Agency Discount Notes	—	—	599,840	—	—	599,840
Federal Agency Notes	—	—	198,698	—	—	198,698
Mutual Funds	1,780,991	—	—	—	—	1,780,991
Repurchase Agreements	—	—	940,993	—	—	940,993
Total Assets	$1,780,991	$1,136	$1,739,531	$5,472	$—	$3,527,130

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements	$—	$—	$—	$19,446	$—	$19,446

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended March 29, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Loss	Change in Unrealized	Value 3/29/18	Shares 3/29/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$671,339	$1,155,490	$(1,130,000)	$(310)	$(267)	$696,252	27,794	$5,482
Guggenheim Strategy Fund II	914,204	480,728	(310,000)	(148)	(45)	1,084,739	43,372	5,709
	$1,585,543	$1,636,218	$(1,440,000)	$(458)	$(312)	$1,780,991		$11,191

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
MUTUAL FUNDS† - 52.8%
Guggenheim Strategy Fund II1	36,471	$912,136
Guggenheim Strategy Fund I1	23,768	595,393
Total Mutual Funds
(Cost $1,496,075)		1,507,529

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 21.0%
Freddie Mac[2]
1.16% due 04/03/18[3,4]	$200,000	199,982
Federal Farm Credit Bank[5]
1.50% due 04/02/18[3,4]	100,000	99,996
1.70% due 04/06/18[3,4]	100,000	99,976
Total Federal Farm Credit Bank		199,972
Federal Home Loan Bank[5]
1.70% due 04/04/18[3,4]	200,000	199,972
Total Federal Agency Discount Notes
(Cost $599,926)		599,926

FEDERAL AGENCY NOTES†† - 7.0%
Fannie Mae[2]
1.13% due 12/14/18	200,000	198,698
Total Federal Agency Notes
(Cost $198,966)		198,698

REPURCHASE AGREEMENTS††,6 - 11.8%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18	254,322	254,322
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18	83,221	83,221
Total Repurchase Agreements
(Cost $337,543)		337,543
Total Investments - 92.6%
(Cost $2,632,510)		$2,643,696
Other Assets & Liabilities, net - 7.4%		212,284
Total Net Assets - 100.0%		$2,855,980

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Equity Futures Contracts Purchased†
Nikkei 225 (CME) Index Futures Contracts	53	Jun 2018	$5,704,125	$57,989
Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	49	Jun 2018	$5,784,756	$(11,362)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[6]	Repurchase Agreements — See Note 4.

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts	$—	$57,989	$—	$—	$57,989
Federal Agency Discount Notes	—	—	599,926	—	599,926
Federal Agency Notes	—	—	198,698	—	198,698
Mutual Funds	1,507,529	—	—	—	1,507,529
Repurchase Agreements	—	—	337,543	—	337,543
Total Assets	$1,507,529	$57,989	$1,136,167	$—	$2,701,685

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts	$—	$11,362	$—	$—	$11,362

*	Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended March 29, 2018, in which the portfolio company is an "affiliated person", were as follows:
Security Name	Value 12/31/17	Additions	Reductions	Realized Loss	Change in Unrealized	Value 3/29/18	Shares 3/29/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$1,486,508	$609,413	$(1,500,000)	$(771)	$243	$595,393	23,768	$9,473
Guggenheim Strategy Fund II	1,852,417	209,484	(1,150,000)	(941)	1,176	912,136	36,471	9,498
	$3,338,925	$818,897	$(2,650,000)	$(1,712)	$1,419	$1,507,529		$18,971

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 99.7%
Media - 28.7%
Comcast Corp. — Class A	8,033	$274,488
Walt Disney Co.	2,721	273,297
Charter Communications, Inc. — Class A*	633	197,002
Time Warner, Inc.	2,053	194,173
Twenty-First Century Fox, Inc. — Class A	5,018	184,110
Sirius XM Holdings, Inc.[1]	18,818	117,424
CBS Corp. — Class B	1,941	99,748
DISH Network Corp. — Class A*	2,431	92,111
Liberty Broadband Corp. — Class C*	1,020	87,404
Discovery, Inc. — Class A*,1	3,784	81,091
Altice USA, Inc. — Class A*,1	4,339	80,185
Viacom, Inc. — Class B	2,548	79,141
News Corp. — Class A	4,286	67,719
Grupo Televisa SAB ADR	3,772	60,201
Cable One, Inc.	67	46,036
New York Times Co. — Class A	1,853	44,657
Tribune Media Co. — Class A	1,041	42,171
AMC Networks, Inc. — Class A*	765	39,551
Sinclair Broadcast Group, Inc. — Class A	1,246	39,000
Nexstar Media Group, Inc. — Class A	582	38,703
World Wrestling Entertainment, Inc. — Class A	1,020	36,730
Meredith Corp.	643	34,593
TEGNA, Inc.	2,941	33,498
MSG Networks, Inc. — Class A*	1,238	27,979
Scholastic Corp.	699	27,149
Entercom Communications Corp. — Class A	2,740	26,441
Gray Television, Inc.*	1,835	23,305
Total Media		2,347,907
Retail - 17.5%
McDonald's Corp.	1,610	251,772
Starbucks Corp.	3,520	203,773
Yum! Brands, Inc.	1,439	122,502
Yum China Holdings, Inc.	1,819	75,488
Domino's Pizza, Inc.	311	72,637
Darden Restaurants, Inc.	824	70,246
Chipotle Mexican Grill, Inc. — Class A*	214	69,145
Restaurant Brands International, Inc.	1,213	69,044
Dunkin' Brands Group, Inc.[1]	848	50,617
Wendy's Co.	2,653	46,560
Texas Roadhouse, Inc. — Class A	804	46,455
Cracker Barrel Old Country Store, Inc.[1]	285	45,372
Jack in the Box, Inc.	417	35,583
Bloomin' Brands, Inc.	1,399	33,968
Cheesecake Factory, Inc.[1]	699	33,706
Papa John's International, Inc.	532	30,484
Brinker International, Inc.[1]	812	29,313
Shake Shack, Inc. — Class A*	673	28,017
Dave & Buster's Entertainment, Inc.*	644	26,881
Wingstop, Inc.	564	26,638
Sonic Corp.	889	22,429
BJ's Restaurants, Inc.	490	22,001
Red Robin Gourmet Burgers, Inc.*	326	18,908
Total Retail		1,431,539
Lodging - 14.3%
Las Vegas Sands Corp.	2,308	165,945
Marriott International, Inc. — Class A	1,136	154,473
Hilton Worldwide Holdings, Inc.	1,416	111,524
MGM Resorts International	2,818	98,686
Wynn Resorts Ltd.	534	97,380
Wyndham Worldwide Corp.	659	75,410
Melco Resorts & Entertainment Ltd. ADR	2,495	72,305
Hyatt Hotels Corp. — Class A	878	66,956
Caesars Entertainment Corp.*	5,322	59,873
China Lodging Group Ltd. ADR	400	52,684
Choice Hotels International, Inc.	599	48,010
Hilton Grand Vacations, Inc.*	1,044	44,913
ILG, Inc.	1,358	42,248
Boyd Gaming Corp.	1,276	40,653
La Quinta Holdings, Inc.*	1,797	33,981
Total Lodging		1,165,041
Leisure Time - 9.3%
Carnival plc ADR	2,350	153,925
Carnival Corp.	2,335	153,129
Royal Caribbean Cruises Ltd.	930	109,498
Norwegian Cruise Line Holdings Ltd.	1,422	75,323
Harley-Davidson, Inc.	1,399	59,989
Polaris Industries, Inc.	520	59,551
Brunswick Corp.	860	51,076
Planet Fitness, Inc. — Class A*	1,135	42,869
Callaway Golf Co.	1,749	28,614
Vista Outdoor, Inc.*	1,363	22,244
Total Leisure Time		756,218
Entertainment - 9.3%
Vail Resorts, Inc.	309	68,505
Live Nation Entertainment, Inc.*	1,540	64,896
Madison Square Garden Co. — Class A*	224	55,059
IMAX Corp.*	2,867	55,046
Six Flags Entertainment Corp.	825	51,365
International Game Technology plc	1,894	50,627
Lions Gate Entertainment Corp. — Class A1	1,883	48,638
Cinemark Holdings, Inc.	1,207	45,468
Scientific Games Corp. — Class A*	1,037	43,139
Marriott Vacations Worldwide Corp.	307	40,892
Red Rock Resorts, Inc. — Class A	1,348	39,469
Churchill Downs, Inc.	161	39,292
Penn National Gaming, Inc.*	1,318	34,611
Eldorado Resorts, Inc.*	1,024	33,792
Pinnacle Entertainment, Inc.*	998	30,090

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Entertainment - 9.3% (continued)
AMC Entertainment Holdings, Inc. — Class A	2,044	$28,718
SeaWorld Entertainment, Inc.*,1	1,790	26,546
Total Entertainment		756,153
Agriculture - 7.1%
Philip Morris International, Inc.	2,722	270,567
Altria Group, Inc.	3,862	240,680
British American Tobacco plc ADR	1,143	65,939
Total Agriculture		577,186
Beverages - 6.4%
Constellation Brands, Inc. — Class A	665	151,567
Brown-Forman Corp. — Class B	2,120	115,328
Molson Coors Brewing Co. — Class B	1,174	88,438
Anheuser-Busch InBev S.A. ADR	679	74,649
Diageo plc ADR	455	61,616
Boston Beer Company, Inc. — Class A*	183	34,596
Total Beverages		526,194
Software - 4.4%
Activision Blizzard, Inc.	2,237	150,908
Electronic Arts, Inc.*	1,114	135,061
Take-Two Interactive Software, Inc.*	714	69,815
Total Software		355,784
Toys, Games & Hobbies - 1.4%
Hasbro, Inc.	841	70,896
Mattel, Inc.[1]	3,454	45,420
Total Toys, Games & Hobbies		116,316
Food Service - 0.8%
Aramark	1,740	68,834
Miscellaneous Manufacturing - 0.5%
Sturm Ruger & Company, Inc.	426	22,365
American Outdoor Brands Corp.*	1,622	16,739
Total Miscellaneous Manufacturing		39,104
Total Common Stocks
(Cost $5,883,997)		8,140,276

RIGHTS††† - 0.0%
Nexstar Media Group, Inc.*,2	1,910	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,3 - 0.4%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18	$25,466	25,466
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18	8,333	8,333
Total Repurchase Agreements
(Cost $33,799)		33,799

	Shares
SECURITIES LENDING COLLATERAL†,4 - 4.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.49%[5]	370,362	370,362
Total Securities Lending Collateral
(Cost $370,362)		370,362
Total Investments - 104.6%
(Cost $6,288,158)		$8,544,437
Other Assets & Liabilities, net - (4.6)%		(376,622)
Total Net Assets - 100.0%		$8,167,815

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 29, 2018 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at March 29, 2018. The total market value of fair valued securities amounts to $0, (cost $0) or less than 0.1% of total net assets.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7 day yield as of March 29, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$8,140,276	$—	$—		$8,140,276
Repurchase Agreements	—	33,799	—		33,799
Rights	—	—	—	*	—
Securities Lending Collateral	370,362	—	—		370,362
Total Assets	$8,510,638	$33,799	$—		$8,544,437

*	Security has a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 104.2%
Consumer, Non-cyclical - 32.3%
General Mills, Inc.[1]	11,670	$525,850
Johnson & Johnson[1]	3,848	493,121
Merck & Company, Inc.[1]	7,526	409,941
Kimberly-Clark Corp.[1]	3,639	400,763
Archer-Daniels-Midland Co.[1]	9,212	399,524
Pfizer, Inc.[1]	11,248	399,192
Edgewell Personal Care Co.*	8,093	395,100
Gilead Sciences, Inc.[1]	5,146	387,957
Molson Coors Brewing Co. — Class B1	5,107	384,710
Celgene Corp.*,1	4,268	380,748
Amgen, Inc.[1]	2,213	377,272
Biogen, Inc.*,1	1,364	373,490
Tyson Foods, Inc. — Class A1	4,989	365,145
Ingredion, Inc.	2,753	354,917
Sanderson Farms, Inc.	2,828	336,589
Pilgrim's Pride Corp.*	13,584	334,302
Mylan N.V.*,1	7,277	299,594
Western Union Co.	14,550	279,797
US Foods Holding Corp.*	8,229	269,664
Zimmer Biomet Holdings, Inc.[1]	2,378	259,297
United Therapeutics Corp.*	2,247	252,473
Prestige Brands Holdings, Inc.*	7,239	244,099
CVS Health Corp.[1]	3,424	213,007
McKesson Corp.[1]	1,439	202,712
Cardinal Health, Inc.[1]	3,077	192,866
Performance Food Group Co.*	6,150	183,578
Medtronic plc[1]	1,962	157,392
Travelport Worldwide Ltd.	9,571	156,390
AmerisourceBergen Corp. — Class A1	1,796	154,833
Darling Ingredients, Inc.*	8,638	149,437
Eli Lilly & Co.[1]	1,895	146,616
Conagra Brands, Inc.[1]	3,742	138,005
Boston Beer Company, Inc. — Class A*	715	135,171
Perrigo Company plc[1]	1,616	134,678
CoreLogic, Inc.*	2,913	131,755
Charles River Laboratories International, Inc.*	1,221	130,330
United Natural Foods, Inc.*	3,001	128,863
WellCare Health Plans, Inc.*	631	122,180
TreeHouse Foods, Inc.*	2,909	111,327
USANA Health Sciences, Inc.*	1,296	111,327
Quanta Services, Inc.*	3,175	109,061
Allergan plc[1]	588	98,955
Procter & Gamble Co.[1]	1,210	95,929
Sabre Corp.	4,472	95,924
Dean Foods Co.	11,041	95,173
Kroger Co.[1]	3,817	91,379
Horizon Pharma plc*	5,727	81,323
Clorox Co.	605	80,532
Cigna Corp.[1]	470	78,838
Altria Group, Inc.	1,262	78,648
Eagle Pharmaceuticals, Inc.*	1,480	77,981
SpartanNash Co.	4,504	77,514
PepsiCo, Inc.	705	76,951
Hershey Co.	776	76,793
Becton Dickinson and Co.	352	76,279
Bristol-Myers Squibb Co.[1]	1,183	74,825
Versartis, Inc.*	45,061	74,351
Intuitive Surgical, Inc.*	180	74,309
Thermo Fisher Scientific, Inc.[1]	359	74,119
UnitedHealth Group, Inc.[1]	342	73,188
Cardtronics plc — Class A*	3,124	69,697
AbbVie, Inc.[1]	722	68,337
Total Consumer, Non-cyclical		12,424,118
Industrial - 16.2%
Greenbrier Companies, Inc.	7,062	354,866
Cummins, Inc.[1]	2,139	346,711
Owens Corning	4,211	338,564
Regal Beloit Corp.	4,514	331,102
Genesee & Wyoming, Inc. — Class A*	4,260	301,565
Carlisle Companies, Inc.	2,301	240,248
Tech Data Corp.*	2,794	237,853
Fluor Corp.	4,094	234,259
Jabil, Inc.	7,645	219,641
Snap-on, Inc.	1,426	210,392
Vishay Intertechnology, Inc.	11,308	210,329
EnerSys	2,877	199,578
Benchmark Electronics, Inc.	6,673	199,189
KBR, Inc.	12,084	195,640
AGCO Corp.	2,906	188,454
EMCOR Group, Inc.	2,265	176,511
Masco Corp.[1]	3,963	160,264
Energizer Holdings, Inc.	2,351	140,073
Spirit AeroSystems Holdings, Inc. — Class A	1,596	133,585
Evoqua Water Technologies Corp.*	5,859	124,738
Owens-Illinois, Inc.*	5,243	113,563
Norfolk Southern Corp.[1]	781	106,044
Crane Co.	1,134	105,167
Coherent, Inc.*	554	103,820
Gibraltar Industries, Inc.*	2,879	97,454
Acuity Brands, Inc.	675	93,953
Kansas City Southern[1]	761	83,596
Belden, Inc.	1,210	83,417
Rexnord Corp.*	2,790	82,807
Eaton Corporation plc[1]	1,032	82,467
AECOM*	2,294	81,735
Trinity Industries, Inc.	2,453	80,041
Louisiana-Pacific Corp.	2,688	77,334
Lockheed Martin Corp.[1]	227	76,710
Ingersoll-Rand plc	873	74,650
Honeywell International, Inc.[1]	515	74,423
FedEx Corp.[1]	307	73,714
3M Co.[1]	333	73,100
Applied Optoelectronics, Inc.*,2	2,908	72,874
United Technologies Corp.	406	51,083
Total Industrial		6,231,514
Communications - 13.3%
Verizon Communications, Inc.[1]	9,534	455,916
Comcast Corp. — Class A1	12,804	437,513
Omnicom Group, Inc.[1]	5,450	396,052
Cisco Systems, Inc.[1]	8,907	382,021
Juniper Networks, Inc.[1]	13,861	337,238
Telephone & Data Systems, Inc.	10,907	305,723
United States Cellular Corp.*	6,340	254,805
Gannett Company, Inc.	23,896	238,482

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 104.2% (continued)
Communications - 13.3% (continued)
InterDigital, Inc.	3,064	$225,510
News Corp. — Class A	13,424	212,099
Alphabet, Inc. — Class C*,1	202	208,421
ARRIS International plc*	7,388	196,299
Sprint Corp.*,1	30,097	146,873
Nexstar Media Group, Inc. — Class A	2,145	142,642
AMC Networks, Inc. — Class A*	2,601	134,472
Facebook, Inc. — Class A*,1	825	131,827
Interpublic Group of Companies, Inc.	5,370	123,671
TEGNA, Inc.	10,851	123,593
Motorola Solutions, Inc.[1]	925	97,403
Scholastic Corp.	2,506	97,333
New Media Investment Group, Inc.	5,140	88,100
Gray Television, Inc.*	6,920	87,884
AT&T, Inc.[1]	2,429	86,594
F5 Networks, Inc.*	543	78,523
Walt Disney Co.[1]	760	76,334
MSG Networks, Inc. — Class A*	3,201	72,343
Total Communications		5,137,671
Technology - 10.7%
HP, Inc.[1]	13,871	304,052
DXC Technology Co.[1]	2,984	299,981
Apple, Inc.[1]	1,700	285,226
Cirrus Logic, Inc.*	6,756	274,496
NetApp, Inc.[1]	4,313	266,069
Microsoft Corp.[1]	2,577	235,203
Western Digital Corp.[1]	2,472	228,091
Convergys Corp.	9,511	215,139
MAXIMUS, Inc.	2,831	188,941
Dell Technologies Incorporated — Class V*	2,481	181,634
International Business Machines Corp.[1]	1,097	168,313
ON Semiconductor Corp.*,1	6,429	157,253
Oracle Corp.[1]	3,042	139,172
Micron Technology, Inc.*,1	2,662	138,797
CA, Inc.[1]	3,685	124,921
Xerox Corp.	3,623	104,270
KLA-Tencor Corp.[1]	934	101,815
Seagate Technology plc[1]	1,694	99,133
Intel Corp.[1]	1,902	99,056
Kulicke & Soffa Industries, Inc.*	3,737	93,463
NCR Corp.*	2,463	77,634
Broadcom Ltd.	320	75,408
Fidelity National Information Services, Inc.[1]	776	74,729
QUALCOMM, Inc.	887	49,149
Texas Instruments, Inc.	472	49,036
Adobe Systems, Inc.*	225	48,618
NVIDIA Corp.	207	47,939
Total Technology		4,127,538
Utilities - 10.0%
Consolidated Edison, Inc.[1]	5,147	401,157
El Paso Electric Co.	7,857	400,707
CenterPoint Energy, Inc.[1]	14,609	400,287
National Fuel Gas Co.	7,751	398,789
Ameren Corp.[1]	6,917	391,710
Portland General Electric Co.	9,641	390,557
PNM Resources, Inc.	9,781	374,123
FirstEnergy Corp.[1]	9,816	333,842
Exelon Corp.[1]	8,418	328,386
UGI Corp.	6,537	290,373
PG&E Corp.[1]	2,888	126,870
Total Utilities		3,836,801
Consumer, Cyclical - 7.6%
Southwest Airlines Co.[1]	6,348	363,614
Allison Transmission Holdings, Inc.	8,608	336,228
Alaska Air Group, Inc.	4,790	296,788
Lions Gate Entertainment Corp. — Class A2	10,899	281,521
PACCAR, Inc.[1]	3,067	202,943
Meritor, Inc.*	7,167	147,354
Delta Air Lines, Inc.[1]	2,559	140,258
Tailored Brands, Inc.	4,733	118,609
Ralph Lauren Corp. — Class A	954	106,657
Cooper-Standard Holdings, Inc.*	827	101,564
Copa Holdings S.A. — Class A	711	91,456
Toll Brothers, Inc.	2,052	88,749
Taylor Morrison Home Corp. — Class A*	3,800	88,464
Hawaiian Holdings, Inc.	2,129	82,392
Lowe's Companies, Inc.[1]	904	79,326
Home Depot, Inc.[1]	435	77,534
Walmart, Inc.[1]	868	77,226
Nike, Inc. — Class B	1,161	77,137
Starbucks Corp.[1]	1,322	76,531
McDonald's Corp.	486	76,001
Total Consumer, Cyclical		2,910,352
Energy - 6.3%
Chevron Corp.[1]	4,023	458,783
Valero Energy Corp.[1]	4,238	393,159
Occidental Petroleum Corp.[1]	5,940	385,862
Exxon Mobil Corp.[1]	4,616	344,400
Marathon Petroleum Corp.[1]	3,461	253,034
HollyFrontier Corp.	3,831	187,183
PBF Energy, Inc. — Class A	4,907	166,347
ConocoPhillips[1]	1,417	84,014
Williams Companies, Inc.[1]	3,254	80,894
Schlumberger Ltd.[1]	1,183	76,635
Total Energy		2,430,311
Financial - 6.3%
Principal Financial Group, Inc.[1]	5,617	342,132
Senior Housing Properties Trust REIT	20,388	319,276
VEREIT, Inc.	45,016	313,311
Prudential Financial, Inc.[1]	2,135	221,079
Park Hotels & Resorts, Inc. REIT	6,932	187,303
Mack-Cali Realty Corp. REIT	7,837	130,956
Berkshire Hathaway, Inc. — Class B*,1	643	128,266
JPMorgan Chase & Co.[1]	1,150	126,466
Summit Hotel Properties, Inc. REIT	7,304	99,408
Bank of America Corp.[1]	3,210	96,268
Wells Fargo & Co.[1]	1,488	77,986
Travelers Companies, Inc.[1]	548	76,095
U.S. Bancorp[1]	1,474	74,437
Mastercard, Inc. — Class A1	424	74,268

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 104.2% (continued)
Financial - 6.3% (continued)
Visa, Inc. — Class A1	620	$74,164
Citigroup, Inc.[1]	1,063	71,752
Total Financial		2,413,167
Basic Materials - 1.5%
LyondellBasell Industries N.V. — Class A1	1,779	188,005
Huntsman Corp.	3,444	100,737
Coeur Mining, Inc.*	9,918	79,344
Alcoa Corp.*	1,669	75,039
Domtar Corp.	1,741	74,062
DowDuPont, Inc.[1]	1,157	73,712
Total Basic Materials		590,899
Total Common Stocks
(Cost $39,928,490)		40,102,371

MONEY MARKET FUND† - 1.4%
Invesco-Treasury Obligations Portfolio 1.50%[3]	556,167	556,167
Total Money Market Fund
(Cost $556,167)		556,167

SECURITIES LENDING COLLATERAL†,4 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.49%[3]	58,235	58,235
Total Securities Lending Collateral
(Cost $58,235)		58,235
Total Investments - 105.8%
(Cost $40,542,892)		$40,716,773
Other Assets & Liabilities, net - (5.8)%		(2,230,823)
Total Net Assets - 100.0%		$38,485,950

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

Custom Basket Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Loss
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley	Long Short Equity Portfolio Short Custom Basket Swap[5]	(1.30%)	At Maturity	07/03/19	$37,807,404	$(1,408,072)
OTC Custom Basket Swap Agreements††
Morgan Stanley	Long Short Equity Portfolio Long Custom Basket Swap[6]	2.09%	At Maturity	07/03/19	20,944,267	(500,493)

	Shares	Percentage Value	Unrealized Gain (Loss)
CUSTOM BASKET OF LONG SECURITIES[6]
Cisco Systems, Inc.	4,705	(6.3%)	$31,799
Telephone & Data Systems, Inc.	5,761	(3.9%)	19,787
FirstEnergy Corp.	5,185	(3.9%)	19,709
Fluor Corp.	2,162	(2.8%)	14,201
PNM Resources, Inc.	5,166	(2.5%)	12,657
Marathon Petroleum Corp.	1,828	(2.3%)	11,469
DXC Technology Co.	1,576	(2.1%)	10,470
PBF Energy, Inc. — Class A	2,592	(2.1%)	10,433
Travelport Worldwide Ltd.	5,055	(2.1%)	10,388
Energizer Holdings, Inc.	1,282	(2.1%)	10,344
Dell Technologies Incorporated — Class V*	1,310	(1.6%)	8,256
Ameren Corp.	3,653	(1.5%)	7,554
El Paso Electric Co.	4,150	(1.5%)	7,336
PG&E Corp.	1,525	(1.5%)	7,310
HollyFrontier Corp.	2,023	(1.4%)	6,853
Boston Beer Company, Inc. — Class A*	377	(1.4%)	6,794
USANA Health Sciences, Inc.*	684	(1.2%)	6,207
Archer-Daniels-Midland Co.	4,866	(1.2%)	6,058
Jabil, Inc.	4,038	(1.2%)	5,996
Western Digital Corp.	1,305	(1.0%)	5,272
Microsoft Corp.	1,361	(0.9%)	4,738
Tailored Brands, Inc.	2,500	(0.8%)	3,937
Exelon Corp.	4,446	(0.8%)	3,915
Gilead Sciences, Inc.	2,718	(0.7%)	3,613
CenterPoint Energy, Inc.	7,717	(0.7%)	3,372
Hawaiian Holdings, Inc.	1,124	(0.6%)	2,838
UGI Corp.	3,453	(0.6%)	2,835
Kimberly-Clark Corp.	1,922	(0.5%)	2,700
Kulicke & Soffa Industries, Inc.*	1,974	(0.5%)	2,655
ARRIS International plc*	3,903	(0.5%)	2,595
Scholastic Corp.	1,323	(0.5%)	2,564
Clorox Co.	319	(0.5%)	2,500
Ralph Lauren Corp. — Class A	504	(0.5%)	2,427
Intel Corp.	1,004	(0.4%)	1,933
Gray Television, Inc.*	3,655	(0.3%)	1,693
Dean Foods Co.	5,832	(0.3%)	1,562
ConocoPhillips	748	(0.3%)	1,547
Valero Energy Corp.	2,243	(0.3%)	1,536
Altria Group, Inc.	666	(0.3%)	1,459
Conagra Brands, Inc.	1,977	(0.3%)	1,354
Portland General Electric Co.	5,092	(0.2%)	1,171
Summit Hotel Properties, Inc.	3,858	(0.2%)	1,138
Delta Air Lines, Inc.	1,352	(0.2%)	1,088
EMCOR Group, Inc.	1,196	(0.2%)	1,064
Vishay Intertechnology, Inc.	5,973	(0.2%)	1,045
Coeur Mining, Inc.*	5,239	(0.2%)	989
SpartanNash Co.	2,379	(0.2%)	916
Rexnord Corp.*	1,474	(0.2%)	848
Mylan N.V.*	3,844	(0.1%)	711
NetApp, Inc.	2,278	(0.1%)	661
Perrigo Company plc	853	(0.1%)	631
ON Semiconductor Corp.*	3,395	(0.1%)	526
Park Hotels & Resorts, Inc.	3,662	(0.1%)	413
TreeHouse Foods, Inc.*	1,536	(0.1%)	338
InterDigital, Inc.	1,618	(0.1%)	317
Interpublic Group of Companies, Inc.	2,836	0.0%	172
Allergan plc	310	0.0%	129
Hershey Co.	410	0.0%	109
Lowe's Companies, Inc.	477	0.0%	12
Nike, Inc. — Class B	613	0.0%	(92)
Kansas City Southern	402	0.0%	(123)
JPMorgan Chase & Co.	607	0.0%	(144)
VEREIT, Inc.	23,778	0.0%	(223)
United Natural Foods, Inc.*	1,585	0.1%	(325)
Crane Co.	599	0.1%	(371)
Medtronic plc	1,036	0.1%	(385)
Owens-Illinois, Inc.*	2,769	0.1%	(401)
Cooper-Standard Holdings, Inc.*	436	0.1%	(403)
Louisiana-Pacific Corp.	1,420	0.1%	(414)
New Media Investment Group, Inc.	2,715	0.1%	(421)
Eli Lilly & Co.	1,001	0.1%	(444)
Becton Dickinson and Co.	186	0.1%	(456)
WellCare Health Plans, Inc.*	333	0.1%	(488)
Starbucks Corp.	698	0.1%	(490)
AECOM*	1,211	0.1%	(521)
Trinity Industries, Inc.	1,296	0.1%	(544)
PepsiCo, Inc.	372	0.1%	(629)
Mastercard, Inc. — Class A	224	0.1%	(651)
Regal Beloit Corp.	2,384	0.1%	(656)
FedEx Corp.	162	0.1%	(711)
McDonald's Corp.	257	0.1%	(718)
Travelers Companies, Inc.	289	0.2%	(774)
Charles River Laboratories International, Inc.*	645	0.2%	(864)
Verizon Communications, Inc.	5,036	0.2%	(867)
Walmart, Inc.	458	0.2%	(941)
Thermo Fisher Scientific, Inc.	190	0.2%	(979)
Cardtronics plc — Class A*	1,650	0.2%	(1,031)
Senior Housing Properties Trust	10,769	0.2%	(1,037)
Eaton Corporation plc	545	0.2%	(1,069)
Merck & Company, Inc.	3,975	0.2%	(1,105)
Quanta Services, Inc.*	1,677	0.2%	(1,115)
Eagle Pharmaceuticals, Inc.*	782	0.2%	(1,138)
Procter & Gamble Co.	639	0.2%	(1,157)
Toll Brothers, Inc.	1,084	0.2%	(1,165)
Intuitive Surgical, Inc.*	95	0.2%	(1,234)
CoreLogic, Inc.*	1,538	0.3%	(1,346)
Texas Instruments, Inc.	249	0.3%	(1,361)
Seagate Technology plc	895	0.3%	(1,376)
Adobe Systems, Inc.*	118	0.3%	(1,386)
AT&T, Inc.	1,283	0.3%	(1,430)
Nexstar Media Group, Inc. — Class A	1,133	0.3%	(1,445)
Benchmark Electronics, Inc.	3,524	0.3%	(1,498)
MAXIMUS, Inc.	1,495	0.3%	(1,499)
KBR, Inc.	6,383	0.3%	(1,514)
Schlumberger Ltd.	624	0.3%	(1,516)
Visa, Inc. — Class A	327	0.3%	(1,547)
F5 Networks, Inc.*	287	0.3%	(1,621)
Walt Disney Co.	401	0.3%	(1,680)
Home Depot, Inc.	229	0.3%	(1,681)
AbbVie, Inc.	381	0.3%	(1,717)
Norfolk Southern Corp.	412	0.3%	(1,748)
U.S. Bancorp	778	0.4%	(1,754)
AMC Networks, Inc. — Class A*	1,374	0.4%	(1,766)
Ingersoll-Rand plc	461	0.4%	(1,816)
Fidelity National Information Services, Inc.	410	0.4%	(1,871)
Broadcom Ltd.	169	0.4%	(1,915)
NVIDIA Corp.	109	0.4%	(1,985)
Motorola Solutions, Inc.	489	0.4%	(2,012)
Horizon Pharma plc*	3,025	0.4%	(2,163)
Taylor Morrison Home Corp. — Class A*	2,007	0.4%	(2,176)
United Technologies Corp.	214	0.4%	(2,197)
Bristol-Myers Squibb Co.	624	0.4%	(2,212)
Allison Transmission Holdings, Inc.	4,547	0.4%	(2,234)
Oracle Corp.	1,607	0.4%	(2,249)
Western Union Co.	7,685	0.4%	(2,251)
Lockheed Martin Corp.	120	0.5%	(2,263)
Gannett Company, Inc.	12,622	0.5%	(2,288)
MSG Networks, Inc. — Class A*	1,691	0.5%	(2,319)
United States Cellular Corp.*	3,349	0.5%	(2,352)
NCR Corp.*	1,301	0.5%	(2,354)
Consolidated Edison, Inc.	2,719	0.5%	(2,373)
International Business Machines Corp.	579	0.5%	(2,383)
Honeywell International, Inc.	272	0.5%	(2,391)
Gibraltar Industries, Inc.*	1,520	0.5%	(2,432)
Masco Corp.	2,093	0.5%	(2,549)
Domtar Corp.	919	0.5%	(2,575)
EnerSys	1,519	0.5%	(2,613)
KLA-Tencor Corp.	493	0.5%	(2,638)
PACCAR, Inc.	1,620	0.5%	(2,648)
Alcoa Corp.*	881	0.5%	(2,687)
Applied Optoelectronics, Inc.*	1,536	0.5%	(2,705)
3M Co.	176	0.5%	(2,719)
UnitedHealth Group, Inc.	180	0.6%	(2,884)
Omnicom Group, Inc.	2,879	0.6%	(2,911)
Acuity Brands, Inc.	356	0.6%	(2,934)
Citigroup, Inc.	561	0.6%	(3,008)
US Foods Holding Corp.*	4,346	0.6%	(3,151)
Copa Holdings S.A. — Class A	375	0.6%	(3,156)
Carlisle Companies, Inc.	1,215	0.7%	(3,402)
CA, Inc.	1,946	0.7%	(3,415)
Prestige Brands Holdings, Inc.*	3,823	0.7%	(3,517)
Belden, Inc.	639	0.7%	(3,537)
Apple, Inc.	898	0.7%	(3,600)
Exxon Mobil Corp.	2,438	0.7%	(3,624)
Xerox Corp.	1,914	0.7%	(3,627)
Southwest Airlines Co.	3,353	0.7%	(3,688)
Berkshire Hathaway, Inc. — Class B*	339	0.8%	(3,807)
Convergys Corp.	5,024	0.8%	(3,894)
Occidental Petroleum Corp.	3,137	0.8%	(3,939)
United Therapeutics Corp.*	1,187	0.8%	(4,059)
Performance Food Group Co.*	3,248	0.8%	(4,141)
Wells Fargo & Co.	786	0.8%	(4,183)
Bank of America Corp.	1,695	0.9%	(4,365)
News Corp. — Class A	7,091	0.9%	(4,674)
DowDuPont, Inc.	611	1.0%	(4,772)
Sabre Corp.	2,362	1.0%	(4,996)
QUALCOMM, Inc.	468	1.0%	(5,005)
Cummins, Inc.	1,129	1.1%	(5,321)
Ingredion, Inc.	1,454	1.1%	(5,477)
Owens Corning	2,224	1.1%	(5,538)
Williams Companies, Inc.	1,719	1.1%	(5,595)
AGCO Corp.	1,535	1.2%	(5,946)
Johnson & Johnson	2,033	1.2%	(6,058)
Amgen, Inc.	1,169	1.2%	(6,090)
Spirit AeroSystems Holdings, Inc. — Class A	843	1.3%	(6,337)
Prudential Financial, Inc.	1,128	1.3%	(6,497)
Huntsman Corp.	1,819	1.3%	(6,611)
Cigna Corp.	248	1.3%	(6,666)
Darling Ingredients, Inc.*	4,563	1.4%	(6,890)
Greenbrier Companies, Inc.	3,730	1.4%	(6,900)
Genesee & Wyoming, Inc. — Class A*	2,250	1.4%	(7,043)
Alphabet, Inc. — Class C*	107	1.4%	(7,195)
Alaska Air Group, Inc.	2,530	1.4%	(7,210)
Principal Financial Group, Inc.	2,967	1.5%	(7,358)
AmerisourceBergen Corp. — Class A	948	1.5%	(7,376)
Meritor, Inc.*	3,786	1.5%	(7,406)
Pilgrim's Pride Corp.*	7,175	1.5%	(7,462)
Coherent, Inc.*	292	1.5%	(7,541)
Kroger Co.	2,016	1.6%	(7,778)
McKesson Corp.	760	1.6%	(8,193)
Comcast Corp. — Class A	6,763	1.7%	(8,312)
Pfizer, Inc.	5,941	1.7%	(8,347)
Sprint Corp.*	15,898	1.7%	(8,539)
Lions Gate Entertainment Corp. — Class A	5,757	1.9%	(9,334)
Sanderson Farms, Inc.	1,494	1.9%	(9,442)
Snap-on, Inc.	753	1.9%	(9,533)
LyondellBasell Industries N.V. — Class A	940	2.0%	(10,229)
Juniper Networks, Inc.	7,321	2.1%	(10,608)
CVS Health Corp.	1,808	2.2%	(10,866)
Facebook, Inc. — Class A*	435	2.2%	(11,102)
Zimmer Biomet Holdings, Inc.	1,256	2.2%	(11,240)
Cardinal Health, Inc.	1,625	2.3%	(11,391)
TEGNA, Inc.	5,732	2.5%	(12,371)
Cirrus Logic, Inc.*	3,568	2.5%	(12,524)
Micron Technology, Inc.*	1,406	2.5%	(12,623)
Molson Coors Brewing Co. — Class B	2,697	2.6%	(12,837)
HP, Inc.	7,327	2.7%	(13,592)
Chevron Corp.	2,125	2.9%	(14,346)
Versartis, Inc.*	23,802	3.2%	(16,204)
Tyson Foods, Inc. — Class A	2,635	3.4%	(17,000)
National Fuel Gas Co.	4,094	4.2%	(21,132)
Celgene Corp.*	2,254	4.4%	(22,110)
Tech Data Corp.*	1,476	5.8%	(29,033)
Edgewell Personal Care Co.*	4,275	6.7%	(33,504)
General Mills, Inc.	3,889	7.7%	(38,701)
Biogen, Inc.*	720	8.1%	(40,399)
Total Custom Basket of Long Securities			$(500,493)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Percentage Value	Unrealized Gain (Loss)
CUSTOM BASKET OF SHORT SECURITIES[5]
Healthcare Services Group, Inc.	(13,294)	(5.3%)	$74,862
Albemarle Corp.	(1,189)	(3.4%)	47,549
Covanta Holding Corp.	(36,586)	(3.1%)	43,998
Vulcan Materials Co.	(4,115)	(2.6%)	37,399
NewMarket Corp.	(1,443)	(2.6%)	36,202
Compass Minerals International, Inc.	(6,572)	(2.2%)	31,382
Capitol Federal Financial, Inc.	(25,699)	(2.1%)	29,980
Charles Schwab Corp.	(7,394)	(2.0%)	28,248
Extraction Oil & Gas, Inc.*	(11,482)	(2.0%)	27,759
Camden Property Trust	(4,849)	(1.8%)	25,595
Martin Marietta Materials, Inc.	(1,963)	(1.6%)	22,442
CyrusOne, Inc.	(3,683)	(1.6%)	22,098
Terreno Realty Corp.	(11,384)	(1.4%)	20,422
Education Realty Trust, Inc.	(6,533)	(1.4%)	20,010
Tesla, Inc.*	(380)	(1.3%)	18,670
Sensient Technologies Corp.	(2,316)	(1.2%)	17,456
ABM Industries, Inc.	(17,198)	(1.1%)	16,290
FMC Corp.	(1,863)	(1.1%)	15,556
Advanced Micro Devices, Inc.*	(12,010)	(1.0%)	14,393
White Mountains Insurance Group Ltd.	(555)	(0.9%)	13,373
Air Products & Chemicals, Inc.	(3,465)	(0.8%)	11,849
Tetra Tech, Inc.	(4,620)	(0.7%)	10,390
International Flavors & Fragrances, Inc.	(3,714)	(0.7%)	9,501
Cboe Global Markets, Inc.	(2,209)	(0.6%)	8,668
Align Technology, Inc.*	(439)	(0.6%)	8,417
KAR Auction Services, Inc.	(5,438)	(0.6%)	8,197
Netflix, Inc.*	(374)	(0.6%)	8,070
Inphi Corp.*	(3,802)	(0.5%)	7,320
First Data Corp. — Class A*	(6,862)	(0.5%)	6,619
Workday, Inc. — Class A*	(987)	(0.5%)	6,404
South Jersey Industries, Inc.	(5,188)	(0.4%)	6,376
Gartner, Inc.*	(1,068)	(0.4%)	5,686
ServiceNow, Inc.*	(703)	(0.4%)	5,668
Intercontinental Exchange, Inc.	(3,232)	(0.4%)	5,403
National Instruments Corp.	(2,279)	(0.3%)	4,851
Republic Services, Inc. — Class A	(2,514)	(0.3%)	4,791
CarMax, Inc.*	(5,771)	(0.3%)	4,709
Flagstar Bancorp, Inc.*	(3,941)	(0.3%)	4,185
Aon plc	(3,284)	(0.3%)	3,996
Nabors Industries Ltd.	(54,708)	(0.2%)	2,755
Rexford Industrial Realty, Inc.	(8,287)	(0.2%)	2,736
CME Group, Inc. — Class A	(722)	(0.2%)	2,439
Alexandria Real Estate Equities, Inc.	(3,074)	(0.1%)	1,914
Equifax, Inc.	(3,021)	(0.1%)	1,748
Ashland Global Holdings, Inc.	(1,665)	(0.1%)	1,486
Washington Federal, Inc.	(3,516)	(0.1%)	1,361
Alliant Energy Corp.	(3,339)	(0.1%)	1,320
Dominion Energy, Inc.	(1,732)	0.0%	376
Whiting Petroleum Corp.*	(3,866)	0.0%	(499)
SPS Commerce, Inc.*	(1,886)	0.1%	(760)
Shake Shack, Inc. — Class A*	(7,462)	0.1%	(1,037)
Goldman Sachs Group, Inc.	(1,001)	0.1%	(1,368)
Glacier Bancorp, Inc.	(3,254)	0.1%	(1,414)
Essex Property Trust, Inc.	(505)	0.1%	(1,741)
Equity LifeStyle Properties, Inc.	(5,555)	0.1%	(2,053)
EastGroup Properties, Inc.	(4,453)	0.1%	(2,096)
Cornerstone OnDemand, Inc.*	(3,173)	0.2%	(2,487)
Equity Commonwealth*	(12,275)	0.2%	(2,712)
Sun Communities, Inc.	(5,277)	0.2%	(2,761)
Team, Inc.*	(11,433)	0.2%	(2,786)
Equinix, Inc.	(457)	0.2%	(2,810)
Balchem Corp.	(4,299)	0.2%	(3,040)
People's United Financial, Inc.	(5,918)	0.2%	(3,050)
Federal Realty Investment Trust	(2,221)	0.2%	(3,104)
Wendy's Co.	(10,193)	0.2%	(3,423)
Aspen Insurance Holdings Ltd.	(4,576)	0.3%	(4,002)
Hudson Pacific Properties, Inc.	(12,186)	0.3%	(4,194)
Realty Income Corp.	(2,349)	0.3%	(4,269)
Royal Gold, Inc.	(4,134)	0.3%	(4,497)
AvalonBay Communities, Inc.	(722)	0.3%	(4,538)
Ellie Mae, Inc.*	(1,512)	0.4%	(5,636)
Vail Resorts, Inc.	(611)	0.5%	(6,968)
DCT Industrial Trust, Inc.	(9,533)	0.5%	(7,054)
Mobile Mini, Inc.	(5,717)	0.5%	(7,468)
Investors Bancorp, Inc.	(15,334)	0.6%	(7,770)
Robert Half International, Inc.	(1,929)	0.6%	(8,193)
Redwood Trust, Inc.	(10,322)	0.6%	(8,577)
Semtech Corp.*	(3,778)	0.6%	(8,635)
Eaton Vance Corp.	(2,299)	0.7%	(9,650)
Crown Castle International Corp.	(3,418)	0.7%	(9,674)
Healthcare Trust of America, Inc. — Class A	(10,795)	0.7%	(9,950)
SL Green Realty Corp.	(2,790)	0.8%	(11,492)
Equity Residential	(1,967)	0.8%	(11,883)
Cannae Holdings, Inc.*	(9,087)	0.8%	(11,965)
Duke Realty Corp.	(7,422)	0.9%	(12,373)
LendingTree, Inc.*	(410)	1.0%	(14,249)
Ultimate Software Group, Inc.*	(710)	1.1%	(14,794)
Allegheny Technologies, Inc.*	(8,635)	1.1%	(15,643)
FireEye, Inc.*	(8,325)	1.1%	(15,935)
SEI Investments Co.	(2,097)	1.1%	(16,075)
TransUnion*	(10,018)	1.1%	(16,104)
Ecolab, Inc.	(4,205)	1.3%	(17,917)
WD-40 Co.	(894)	1.3%	(17,959)
Domino's Pizza, Inc.	(900)	1.3%	(18,921)
Booking Holdings, Inc.*	(81)	1.4%	(19,909)
Parsley Energy, Inc. — Class A*	(19,235)	1.4%	(20,120)
FactSet Research Systems, Inc.	(1,643)	1.5%	(20,785)
RLI Corp.	(5,021)	1.5%	(21,098)
Kilroy Realty Corp.	(3,901)	1.5%	(21,493)
Boston Properties, Inc.	(4,322)	1.6%	(22,135)
Ingevity Corp.*	(1,986)	1.7%	(24,468)
American Tower Corp. — Class A	(2,476)	1.8%	(25,579)
Crocs, Inc.*	(10,872)	2.0%	(28,827)
Exponent, Inc.	(7,345)	2.2%	(31,000)
Five Below, Inc.*	(1,991)	2.4%	(33,270)
UDR, Inc.	(15,413)	2.5%	(35,004)
Callon Petroleum Co.*	(13,142)	2.5%	(35,185)
Markel Corp.*	(435)	2.5%	(35,747)
Pool Corp.	(1,463)	2.6%	(36,519)
Tyler Technologies, Inc.*	(1,387)	2.6%	(36,994)
SBA Communications Corp.*	(2,061)	2.7%	(37,769)
Pegasystems, Inc.	(2,901)	2.8%	(39,159)
Howard Hughes Corp.*	(2,601)	2.9%	(41,478)
MarketAxess Holdings, Inc.	(2,116)	3.0%	(42,207)
Insperity, Inc.	(3,637)	3.0%	(42,493)
Diamondback Energy, Inc.*	(3,165)	3.2%	(45,383)
RSP Permian, Inc.*	(6,444)	3.3%	(46,756)
Axis Capital Holdings Ltd.	(7,481)	3.5%	(49,156)
Moody's Corp.	(2,455)	3.6%	(50,835)
PTC, Inc.*	(3,398)	3.8%	(53,118)
MSCI, Inc. — Class A	(2,490)	3.8%	(53,328)
Ollie's Bargain Outlet Holdings, Inc.*	(2,980)	3.8%	(53,683)
S&P Global, Inc.	(2,091)	4.3%	(60,904)
Monolithic Power Systems, Inc.	(4,085)	4.3%	(61,251)
CoStar Group, Inc.*	(1,129)	4.7%	(65,588)
Verisk Analytics, Inc. — Class A*	(5,553)	4.8%	(67,089)
Rollins, Inc.	(11,403)	4.9%	(68,671)
Cintas Corp.	(3,391)	4.9%	(68,921)
On Assignment, Inc.*	(7,017)	7.5%	(106,220)
Southern Copper Corp.	(10,752)	7.8%	(109,754)
Copart, Inc.*	(11,561)	11.6%	(163,569)
Total Custom Basket of Short Securities			$(1,408,072)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity swap collateral at March 29, 2018.
[2]	All or a portion of this security is on loan at March 29, 2018 — See Note 5.
[3]	Rate indicated is the 7 day yield as of March 29, 2018.
[4]	Securities lending collateral — See Note 5.
[5]	Total Return based on the return of the custom short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at March 29, 2018.
[6]	Total Return based on the return of the custom long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at March 29, 2018.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$40,102,371	$—	$—	$—	$40,102,371
Money Market Fund	556,167	—	—	—	556,167
Securities Lending Collateral	58,235	—	—	—	58,235
Total Assets	$40,716,773	$—	$—	$—	$40,716,773

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Custom Basket Swap Agreements	$—	$—	$1,908,565	$—	$1,908,565

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 17.8%
Financial - 4.4%
Reinsurance Group of America, Inc. — Class A	51	$7,854
SEI Investments Co.	104	7,791
Alleghany Corp.	12	7,373
East West Bancorp, Inc.	115	7,192
Jones Lang LaSalle, Inc.	36	6,287
American Financial Group, Inc.	55	6,172
Camden Property Trust REIT	73	6,145
Signature Bank*	43	6,104
Kilroy Realty Corp. REIT	78	5,535
WR Berkley Corp.	76	5,525
Eaton Vance Corp.	95	5,289
First American Financial Corp.	88	5,164
New York Community Bancorp, Inc.	389	5,069
PacWest Bancorp	100	4,953
Cullen/Frost Bankers, Inc.	46	4,879
First Horizon National Corp.	259	4,877
National Retail Properties, Inc. REIT	122	4,790
Janus Henderson Group plc	143	4,732
Synovus Financial Corp.	94	4,694
Liberty Property Trust REIT	117	4,648
Bank of the Ozarks	96	4,634
Douglas Emmett, Inc. REIT	126	4,632
Brown & Brown, Inc.	182	4,630
Commerce Bancshares, Inc.	74	4,433
RenaissanceRe Holdings Ltd.	32	4,432
Old Republic International Corp.	199	4,269
Omega Healthcare Investors, Inc. REIT[1]	157	4,245
Lamar Advertising Co. — Class A REIT	66	4,202
American Campus Communities, Inc. REIT	108	4,171
DCT Industrial Trust, Inc. REIT	74	4,169
Webster Financial Corp.	73	4,044
Sterling Bancorp	178	4,014
Hanover Insurance Group, Inc.	34	4,008
Prosperity Bancshares, Inc.	55	3,995
CyrusOne, Inc. REIT	76	3,892
Wintrust Financial Corp.	45	3,872
SLM Corp.*	344	3,856
Interactive Brokers Group, Inc. — Class A	57	3,833
Pinnacle Financial Partners, Inc.	59	3,788
Medical Properties Trust, Inc. REIT	289	3,757
Umpqua Holdings Corp.	175	3,747
Highwoods Properties, Inc. REIT	82	3,593
Rayonier, Inc. REIT	102	3,588
Hancock Holding Co.	68	3,515
Texas Capital Bancshares, Inc.*	39	3,506
FNB Corp.	257	3,457
Primerica, Inc.	35	3,381
Stifel Financial Corp.	57	3,376
Associated Banc-Corp.	135	3,355
Hospitality Properties Trust REIT	130	3,294
Chemical Financial Corp.	57	3,117
TCF Financial Corp.	136	3,102
Life Storage, Inc. REIT	37	3,090
Senior Housing Properties Trust REIT	188	2,944
United Bankshares, Inc.	83	2,926
Cousins Properties, Inc. REIT	333	2,891
Evercore, Inc. — Class A	33	2,877
CNO Financial Group, Inc.	132	2,861
Home BancShares, Inc.	125	2,851
Bank of Hawaii Corp.	34	2,825
EPR Properties REIT	51	2,825
First Industrial Realty Trust, Inc. REIT	95	2,777
Healthcare Realty Trust, Inc. REIT	99	2,743
Taubman Centers, Inc. REIT	48	2,732
Legg Mason, Inc.	67	2,723
MB Financial, Inc.	67	2,712
CoreSite Realty Corp. REIT	27	2,707
Weingarten Realty Investors REIT	95	2,668
Valley National Bancorp	210	2,617
LaSalle Hotel Properties REIT	90	2,611
UMB Financial Corp.	35	2,534
Federated Investors, Inc. — Class B	75	2,505
PotlatchDeltic Corp. REIT	48	2,498
JBG SMITH Properties REIT	74	2,495
Sabra Health Care REIT, Inc.	141	2,489
Fulton Financial Corp.	139	2,467
Cathay General Bancorp	60	2,399
Washington Federal, Inc.	68	2,353
Kemper Corp.	39	2,223
BancorpSouth Bank	67	2,130
Uniti Group, Inc. REIT[1]	131	2,129
Aspen Insurance Holdings Ltd.	47	2,108
Corporate Office Properties Trust REIT	80	2,066
GEO Group, Inc. REIT	98	2,006
Education Realty Trust, Inc. REIT	60	1,965
CoreCivic, Inc. REIT	94	1,835
Urban Edge Properties REIT	84	1,793
Trustmark Corp.	54	1,683
International Bancshares Corp.	43	1,673
Tanger Factory Outlet Centers, Inc. REIT[1]	75	1,650
Quality Care Properties, Inc. REIT*	74	1,438
Mercury General Corp.	29	1,330
Alexander & Baldwin, Inc. REIT	54	1,249
Mack-Cali Realty Corp. REIT	71	1,186
Genworth Financial, Inc. — Class A*	396	1,121
Washington Prime Group, Inc. REIT	147	981
Total Financial		339,666
Industrial - 3.4%
IDEX Corp.	61	8,693
Old Dominion Freight Line, Inc.	54	7,936
Keysight Technologies, Inc.*	151	7,911
Cognex Corp.	138	7,175

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 17.8% (continued)
Industrial - 3.4% (continued)
Trimble, Inc.*	197	$7,068
Lennox International, Inc.	30	6,131
Graco, Inc.	134	6,126
Orbital ATK, Inc.	46	6,100
Zebra Technologies Corp. — Class A*	42	5,846
Wabtec Corp.	68	5,535
Nordson Corp.	40	5,454
Arrow Electronics, Inc.*	70	5,391
Teledyne Technologies, Inc.*	28	5,241
Hubbell, Inc.	43	5,237
Carlisle Companies, Inc.	49	5,116
Gentex Corp.	218	5,018
Curtiss-Wright Corp.	35	4,728
Knight-Swift Transportation Holdings, Inc.	102	4,693
Donaldson Company, Inc.	103	4,640
Oshkosh Corp.	59	4,559
AECOM*	126	4,489
Lincoln Electric Holdings, Inc.	49	4,408
AptarGroup, Inc.	49	4,402
National Instruments Corp.	85	4,299
Littelfuse, Inc.	20	4,164
Eagle Materials, Inc.	39	4,019
Jabil, Inc.	139	3,994
Avnet, Inc.	95	3,967
Trinity Industries, Inc.	120	3,916
Sonoco Products Co.	79	3,832
Coherent, Inc.*	20	3,748
Crane Co.	40	3,709
Landstar System, Inc.	33	3,618
EMCOR Group, Inc.	46	3,585
Genesee & Wyoming, Inc. — Class A*	49	3,469
ITT, Inc.	70	3,429
AGCO Corp.	52	3,372
Kirby Corp.*	43	3,309
Louisiana-Pacific Corp.	115	3,309
Woodward, Inc.	44	3,153
Cree, Inc.*	78	3,144
Bemis Company, Inc.	72	3,133
Ryder System, Inc.	42	3,057
KLX, Inc.*	40	2,842
Energizer Holdings, Inc.	47	2,800
Owens-Illinois, Inc.*	129	2,794
SYNNEX Corp.	23	2,723
Dycom Industries, Inc.*	25	2,691
Valmont Industries, Inc.	18	2,633
Kennametal, Inc.	65	2,610
Regal Beloit Corp.	35	2,567
Timken Co.	54	2,463
Tech Data Corp.*	28	2,384
EnerSys	33	2,289
Terex Corp.	61	2,282
Belden, Inc.	33	2,275
MSA Safety, Inc.	27	2,248
GATX Corp.	30	2,055
Clean Harbors, Inc.*	41	2,001
Vishay Intertechnology, Inc.	105	1,953
KBR, Inc.	111	1,797
Granite Construction, Inc.	32	1,787
Silgan Holdings, Inc.	59	1,643
Esterline Technologies Corp.*	21	1,536
Worthington Industries, Inc.	35	1,502
Werner Enterprises, Inc.	36	1,314
Greif, Inc. — Class A	21	1,097
Knowles Corp.*	71	894
Total Industrial		257,303
Consumer, Non-cyclical - 2.6%
ABIOMED, Inc.*	33	9,603
Teleflex, Inc.	36	9,179
Ingredion, Inc.	57	7,348
WellCare Health Plans, Inc.*	35	6,777
Lamb Weston Holdings, Inc.	116	6,754
MarketAxess Holdings, Inc.	30	6,523
STERIS plc	67	6,255
ManpowerGroup, Inc.	52	5,985
Service Corporation International	147	5,548
West Pharmaceutical Services, Inc.	59	5,209
WEX, Inc.*	32	5,012
Bio-Techne Corp.	30	4,531
Hill-Rom Holdings, Inc.	52	4,524
Encompass Health Corp.	78	4,459
Catalent, Inc.*	106	4,352
MEDNAX, Inc.*	74	4,117
Charles River Laboratories International, Inc.*	38	4,056
Bio-Rad Laboratories, Inc. — Class A*	16	4,002
Post Holdings, Inc.*	52	3,940
Rollins, Inc.	76	3,878
Sabre Corp.	179	3,840
United Therapeutics Corp.*	34	3,820
Masimo Corp.*	38	3,342
Flowers Foods, Inc.	147	3,213
ICU Medical, Inc.*	12	3,029
LivaNova plc*	34	3,009
Cantel Medical Corp.	27	3,008
CoreLogic, Inc.*	65	2,940
Molina Healthcare, Inc.*	36	2,922
Brink's Co.	40	2,854
Globus Medical, Inc. — Class A*	57	2,840
Deluxe Corp.	38	2,812
Hain Celestial Group, Inc.*	82	2,630
Avis Budget Group, Inc.*,1	56	2,623
Acadia Healthcare Company, Inc.*	65	2,547
Healthcare Services Group, Inc.	58	2,522
Graham Holdings Co. — Class B	4	2,409
Sprouts Farmers Market, Inc.*	98	2,300
Aaron's, Inc.	49	2,284
Adtalem Global Education, Inc.*	48	2,282
NuVasive, Inc.*	41	2,140
Edgewell Personal Care Co.*	43	2,099
LendingTree, Inc.*	6	1,969
Sanderson Farms, Inc.	16	1,904
Lancaster Colony Corp.	15	1,847
Helen of Troy Ltd.*	21	1,827
TreeHouse Foods, Inc.*	45	1,722
United Natural Foods, Inc.*	40	1,718

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 17.8% (continued)
Consumer, Non-cyclical - 2.6% (continued)
Halyard Health, Inc.*	37	$1,705
Syneos Health, Inc.*	45	1,598
Tenet Healthcare Corp.*	64	1,552
Sotheby's*	30	1,539
LifePoint Health, Inc.*	31	1,457
Patterson Companies, Inc.	64	1,423
Prestige Brands Holdings, Inc.*	42	1,416
Akorn, Inc.*	75	1,403
Boston Beer Company, Inc. — Class A*	7	1,323
Mallinckrodt plc*,1	68	985
Endo International plc*	159	945
Tootsie Roll Industries, Inc.	15	455
Total Consumer, Non-cyclical		200,305
Consumer, Cyclical - 2.2%
NVR, Inc.*	3	8,400
Domino's Pizza, Inc.	35	8,175
Copart, Inc.*	160	8,149
Polaris Industries, Inc.	47	5,382
Toro Co.	85	5,308
JetBlue Airways Corp.*	255	5,181
Toll Brothers, Inc.	113	4,887
Pool Corp.	32	4,679
Watsco, Inc.	25	4,524
Live Nation Entertainment, Inc.*	107	4,509
Thor Industries, Inc.	39	4,492
Skechers U.S.A., Inc. — Class A*	108	4,200
Brunswick Corp.	69	4,098
Carter's, Inc.	38	3,956
Dunkin' Brands Group, Inc.	65	3,880
Six Flags Entertainment Corp.	62	3,860
Delphi Technologies plc	70	3,336
MSC Industrial Direct Company, Inc. — Class A	36	3,302
Casey's General Stores, Inc.	30	3,293
Williams-Sonoma, Inc.	61	3,218
Cinemark Holdings, Inc.	84	3,164
Cracker Barrel Old Country Store, Inc.	19	3,025
Texas Roadhouse, Inc. — Class A	52	3,005
Dana, Inc.	115	2,962
Nu Skin Enterprises, Inc. — Class A	39	2,875
Scotts Miracle-Gro Co. — Class A	32	2,744
American Eagle Outfitters, Inc.	134	2,671
ILG, Inc.	84	2,613
Wendy's Co.	142	2,492
Bed Bath & Beyond, Inc.	113	2,372
Urban Outfitters, Inc.*	64	2,365
Dick's Sporting Goods, Inc.	66	2,313
Deckers Outdoor Corp.*	25	2,251
AutoNation, Inc.*	47	2,199
Churchill Downs, Inc.	9	2,197
Boyd Gaming Corp.	65	2,071
Tupperware Brands Corp.	41	1,984
TRI Pointe Group, Inc.*	120	1,971
Jack in the Box, Inc.	23	1,963
KB Home	67	1,906
Signet Jewelers Ltd.	47	1,810
Scientific Games Corp. — Class A*	42	1,747
Michaels Companies, Inc.*	88	1,734
Tempur Sealy International, Inc.*	37	1,676
Cheesecake Factory, Inc.[1]	34	1,639
Sally Beauty Holdings, Inc.*	99	1,628
Herman Miller, Inc.	47	1,502
Big Lots, Inc.	33	1,436
Brinker International, Inc.[1]	37	1,336
World Fuel Services Corp.	54	1,326
Dillard's, Inc. — Class A1	16	1,285
HNI Corp.	34	1,227
Cooper Tire & Rubber Co.	40	1,172
Papa John's International, Inc.	19	1,089
GameStop Corp. — Class A1	80	1,010
Office Depot, Inc.	408	877
International Speedway Corp. — Class A	19	838
Total Consumer, Cyclical		169,304
Technology - 2.0%
MSCI, Inc. — Class A	71	10,612
Broadridge Financial Solutions, Inc.	93	10,201
Leidos Holdings, Inc.	113	7,390
Jack Henry & Associates, Inc.	61	7,378
PTC, Inc.*	92	7,177
Teradyne, Inc.	155	7,085
CDK Global, Inc.	100	6,334
Fortinet, Inc.*	115	6,162
Microsemi Corp.*	93	6,019
Tyler Technologies, Inc.*	28	5,907
Ultimate Software Group, Inc.*	23	5,605
MKS Instruments, Inc.	43	4,973
Cypress Semiconductor Corp.	282	4,783
Fair Isaac Corp.*	24	4,065
DST Systems, Inc.	47	3,932
Blackbaud, Inc.	38	3,869
Teradata Corp.*	97	3,848
Monolithic Power Systems, Inc.	31	3,589
MAXIMUS, Inc.	52	3,471
Dun & Bradstreet Corp.	29	3,393
Integrated Device Technology, Inc.*	105	3,209
j2 Global, Inc.	39	3,078
Silicon Laboratories, Inc.*	34	3,056
NCR Corp.*	94	2,963
Medidata Solutions, Inc.*	47	2,952
Science Applications International Corp.	34	2,679
Manhattan Associates, Inc.*	54	2,261
ACI Worldwide, Inc.*	92	2,182
Cirrus Logic, Inc.*	50	2,031
CommVault Systems, Inc.*	33	1,888
NetScout Systems, Inc.*	69	1,818
Allscripts Healthcare Solutions, Inc.*	143	1,766
Convergys Corp.	73	1,651
Pitney Bowes, Inc.	148	1,612
Acxiom Corp.*	63	1,431
VeriFone Systems, Inc.*	88	1,353

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 17.8% (continued)
Technology - 2.0% (continued)
Synaptics, Inc.*	27	$1,235
3D Systems Corp.*,1	90	1,043
Diebold Nixdorf, Inc.[1]	60	924
Total Technology		154,925
Utilities - 1.0%
Atmos Energy Corp.	88	7,413
UGI Corp.	137	6,085
Westar Energy, Inc.	113	5,943
Great Plains Energy, Inc.	171	5,436
OGE Energy Corp.	158	5,177
Aqua America, Inc.	141	4,803
MDU Resources Group, Inc.	155	4,365
Vectren Corp.	66	4,219
IDACORP, Inc.	40	3,531
National Fuel Gas Co.	68	3,498
WGL Holdings, Inc.	41	3,430
Hawaiian Electric Industries, Inc.	86	2,957
ALLETE, Inc.	40	2,890
New Jersey Resources Corp.	69	2,767
ONE Gas, Inc.	41	2,707
Southwest Gas Holdings, Inc.	38	2,570
PNM Resources, Inc.	63	2,410
Black Hills Corp.	42	2,280
NorthWestern Corp.	39	2,098
Total Utilities		74,579
Basic Materials - 0.9%
Steel Dynamics, Inc.	187	8,269
Chemours Co.	147	7,160
RPM International, Inc.	106	5,053
Reliance Steel & Aluminum Co.	58	4,973
United States Steel Corp.	139	4,891
Royal Gold, Inc.	52	4,465
Olin Corp.	133	4,042
Valvoline, Inc.	159	3,519
Ashland Global Holdings, Inc.	49	3,420
Versum Materials, Inc.	86	3,236
NewMarket Corp.	7	2,812
Cabot Corp.	49	2,730
PolyOne Corp.	64	2,721
Sensient Technologies Corp.	34	2,400
Allegheny Technologies, Inc.*	100	2,368
Domtar Corp.	50	2,127
Commercial Metals Co.	92	1,882
Minerals Technologies, Inc.	28	1,875
Carpenter Technology Corp.	37	1,633
Compass Minerals International, Inc.[1]	27	1,628
Total Basic Materials		71,204
Energy - 0.8%
HollyFrontier Corp.	141	6,889
Energen Corp.*	77	4,840
WPX Energy, Inc.*	316	4,671
First Solar, Inc.*	65	4,614
Core Laboratories N.V.	35	3,788
Transocean Ltd.*	346	3,425
Murphy Oil Corp.	129	3,333
Patterson-UTI Energy, Inc.	176	3,082
PBF Energy, Inc. — Class A	88	2,983
CNX Resources Corp.*	160	2,469
Matador Resources Co.*	77	2,303
Chesapeake Energy Corp.*,1	705	2,129
Callon Petroleum Co.*	160	2,118
QEP Resources, Inc.*	191	1,870
Murphy USA, Inc.*	25	1,820
Southwestern Energy Co.*	405	1,754
Nabors Industries Ltd.	250	1,748
Ensco plc — Class A1	346	1,519
SM Energy Co.	81	1,460
Oceaneering International, Inc.	78	1,446
Dril-Quip, Inc.*	30	1,344
Gulfport Energy Corp.*	131	1,264
Rowan Companies plc — Class A*	90	1,039
Superior Energy Services, Inc.*	122	1,028
NOW, Inc.*	85	869
Diamond Offshore Drilling, Inc.*,1	51	748
Total Energy		64,553
Communications - 0.5%
FactSet Research Systems, Inc.	31	6,182
LogMeIn, Inc.	42	4,853
ARRIS International plc*	138	3,667
Ciena Corp.*	114	2,952
ViaSat, Inc.*,1	43	2,826
Cable One, Inc.	4	2,748
New York Times Co. — Class A	101	2,434
John Wiley & Sons, Inc. — Class A	35	2,230
Telephone & Data Systems, Inc.	73	2,046
AMC Networks, Inc. — Class A*	39	2,016
InterDigital, Inc.	27	1,987
TEGNA, Inc.	171	1,948
Meredith Corp.	31	1,668
Cars.com, Inc.*	57	1,615
Plantronics, Inc.	26	1,570
Total Communications		40,742
Total Common Stocks
(Cost $1,300,250)		1,372,581

MUTUAL FUNDS† - 59.6%
Guggenheim Strategy Fund II2	99,623	2,491,559
Guggenheim Strategy Fund I2	83,208	2,084,349
Total Mutual Funds
(Cost $4,560,875)		4,575,908
	Face Amount
REPURCHASE AGREEMENTS††,3 - 17.4%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18[4]	$1,005,191	1,005,191
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18[4]	328,925	328,925
Total Repurchase Agreements
(Cost $1,334,116)		1,334,116

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
SECURITIES LENDING COLLATERAL†,5 - 0.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.49%[6]	21,588	$21,588
Total Securities Lending Collateral
(Cost $21,588)		21,588
Total Investments - 95.1%
(Cost $7,216,829)		$7,304,193
Other Assets & Liabilities, net - 4.9%		376,397
Total Net Assets - 100.0%		$7,680,590

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	16	Jun 2018	$3,009,760	$(120,846)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain (Loss)
OTC Equity Index Swap Agreements††
BNP Paribas	S&P MidCap 400 Index	2.24%	At Maturity	04/30/18	279	$524,342	$7,475
Barclays Bank plc	S&P MidCap 400 Index	2.09%	At Maturity	04/30/18	267	501,521	6,671
Goldman Sachs International	S&P MidCap 400 Index	2.09%	At Maturity	04/27/18	3,246	6,098,362	(2,227)
						$7,124,225	$11,919

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 29, 2018 — See Note 5.
[2]	Affiliated issuer.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at March 29, 2018.
[5]	Securities lending collateral — See Note 5.
[6]	Rate indicated is the 7 day yield as of March 29, 2018.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,372,581	$—	$—	$—	$—	$1,372,581
Equity Index Swap Agreements	—	—	—	14,146	—	14,146
Mutual Funds	4,575,908	—	—	—	—	4,575,908
Repurchase Agreements	—	—	1,334,116	—	—	1,334,116
Securities Lending Collateral	21,588	—	—	—	—	21,588
Total Assets	$5,970,077	$—	$1,334,116	$14,146	$—	$7,318,339

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts	$—	$120,846	$—	$—	$—	$120,846
Equity Index Swap Agreements	—	—	—	2,227	—	2,227
Total Liabilities	$—	$120,846	$—	$2,227	$—	$123,073

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the the underlying series of Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended March 29, 2018, in which the portfolio company is an "affiliated person", were as follows:
Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized	Value 3/29/18	Shares 3/29/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$2,371,103	$713,901	$(1,000,000)	$177	$(832)	$2,084,349	83,208	$14,123
Guggenheim Strategy Fund II	2,376,905	314,500	(200,000)	(320)	474	2,491,559	99,623	14,670
	$4,748,008	$1,028,401	$(1,200,000)	$(143)	$(358)	$4,575,908		$28,793

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 26.3%
Technology - 5.3%
NXP Semiconductor N.V.*	7,441	$870,597
Cavium, Inc.*,1	6,618	525,337
DST Systems, Inc.[1]	5,143	430,212
CSRA, Inc.	7,637	314,873
MuleSoft, Inc. — Class A*	600	26,388
Total Technology		2,167,407
Financial - 5.1%
Clifton Bancorp, Inc.[1]	23,674	370,498
Validus Holdings Ltd.[1]	5,206	351,145
Infinity Property & Casualty Corp.	2,848	337,203
Blackhawk Network Holdings, Inc.*	7,492	334,892
XL Group Ltd.	4,219	233,142
PHH Corp.*	14,744	154,222
Bear State Financial, Inc.[1]	11,710	120,028
Atlantic Coast Financial Corp.*,1	7,697	79,279
Hartford Financial Services Group, Inc.	813	41,886
Genworth Financial, Inc. — Class A*	13,429	38,004
MainSource Financial Group, Inc.	138	5,610
Total Financial		2,065,909
Consumer, Non-cyclical - 4.9%
Capella Education Co.[1]	5,504	480,774
Blue Buffalo Pet Products, Inc.*	11,647	463,667
Almost Family, Inc.*,1	7,000	392,000
Aetna, Inc.	2,195	370,955
Akorn, Inc.*,1	7,811	146,144
NxStage Medical, Inc.*,1	4,860	120,820
Total Consumer, Non-cyclical		1,974,360
Industrial - 3.6%
General Cable Corp.[1]	18,993	562,193
Orbital ATK, Inc.[1]	3,996	529,909
KapStone Paper and Packaging Corp.[1]	5,148	176,628
Rockwell Collins, Inc.[1]	1,247	168,158
Colfax Corp.*	1,144	36,493
Total Industrial		1,473,381
Utilities - 2.4%
Dynegy, Inc.*,1	36,162	488,910
WGL Holdings, Inc.[1]	3,198	267,513
Avista Corp.[1]	2,407	123,359
Connecticut Water Service, Inc.	1,255	75,965
Total Utilities		955,747
Communications - 2.3%
Time Warner, Inc.[1]	6,473	612,216
Hawaiian Telcom Holdco, Inc.*,1	6,191	165,176
Tribune Media Co. — Class A1	3,131	126,837
Symantec Corp.	1,687	43,609
Total Communications		947,838
Basic Materials - 1.1%
Monsanto Co.[1]	3,815	445,172
Consumer, Cyclical - 0.8%
Pinnacle Entertainment, Inc.*,1	11,483	346,213
Energy - 0.8%
RSP Permian, Inc.*	6,883	322,675
Total Common Stocks
(Cost $10,663,501)		10,698,702

MUTUAL FUNDS† - 31.6%
Guggenheim Variable Insurance Strategy Fund III[2]	161,538	4,056,210
Guggenheim Strategy Fund III[2]	161,974	4,054,209
Guggenheim Strategy Fund II2	150,479	3,763,489
Guggenheim Strategy Fund I2	41,274	1,033,909
Total Mutual Funds
(Cost $12,910,409)		12,907,817

CLOSED-END FUNDS† - 9.3%
Dividend and Income Fund	10,136	127,308
GDL Fund	7,258	67,645
Eagle Growth & Income Opportunities Fund	3,631	54,501
Central Securities Corp.	1,941	51,747
RMR Real Estate Income Fund	2,808	46,809
Herzfeld Caribbean Basin Fund, Inc.	6,323	45,336
Adams Natural Resources Fund, Inc.	2,283	41,642
Boulder Growth & Income Fund, Inc.	3,785	40,802
General American Investors Company, Inc.	1,175	39,327
Adams Diversified Equity Fund, Inc.	2,629	38,857
Nuveen New Jersey Quality Municipal Income Fund	2,950	38,498
Nuveen Connecticut Quality Municipal Income Fund	3,336	38,464
Cushing Renaissance Fund	2,325	36,572
Eaton Vance California Municipal Income Trust	3,181	36,168
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	4,157	32,508
Morgan Stanley China A Share Fund, Inc.	1,300	32,370
Gabelli Healthcare & WellnessRx Trust	3,380	32,110
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	2,490	32,096
Templeton Dragon Fund, Inc.	1,397	31,069
Mexico Fund, Inc.	1,815	29,421
Taiwan Fund, Inc.	1,380	29,339
Brookfield Global Listed Infrastructure Income Fund, Inc.	2,475	28,982
Eaton Vance Michigan Municipal Income Trust	2,330	28,519
Franklin Universal Trust	4,153	28,074
Western Asset Emerging Markets Debt Fund, Inc.	1,927	27,999
Mexico Equity & Income Fund, Inc.	2,501	27,411
Prudential Global Short Duration High Yield Fund, Inc.	1,973	27,385
Bancroft Fund Ltd.	1,291	27,098

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
CLOSED-END FUNDS† - 9.3% (continued)
Principal Real Estate Income Fund	1,618	$27,069
Cushing Energy Income Fund	3,095	26,988
Neuberger Berman High Yield Strategies Fund, Inc.	2,416	26,914
First Trust Strategic High Income Fund II	2,202	26,864
Eaton Vance New York Municipal Bond Fund II	2,504	26,843
BlackRock Credit Allocation Income Trust	2,099	26,594
Morgan Stanley Asia-Pacific Fund, Inc.	1,456	26,514
Japan Smaller Capitalization Fund, Inc.	2,141	26,313
CBRE Clarion Global Real Estate Income Fund	3,538	25,863
Nuveen Real Asset Income and Growth Fund	1,594	25,855
Prudential Short Duration High Yield Fund, Inc.	1,821	25,731
Eaton Vance New York Municipal Income Trust	2,114	25,608
Korea Fund, Inc.	626	25,553
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	2,009	25,514
Source Capital, Inc.	634	25,293
First Trust Aberdeen Global Opportunity Income Fund	2,213	25,206
Western Asset Global High Income Fund, Inc.	2,671	25,134
Ellsworth Growth and Income Fund Ltd.	2,734	25,016
Templeton Emerging Markets Fund/United States	1,532	24,941
Latin American Discovery Fund, Inc.	2,003	24,717
BlackRock Corporate High Yield Fund, Inc.	2,322	24,590
Neuberger Berman California Intermediate Municipal Fund, Inc.	1,902	24,479
Invesco High Income Trust II	1,764	24,467
BlackRock Multi-Sector Income Trust	1,455	24,429
Morgan Stanley Emerging Markets Fund, Inc.	1,350	24,381
Macquarie Global Infrastructure Total Return Fund, Inc.	1,096	24,331
Nuveen AMT-Free Quality Municipal Income Fund	1,862	24,206
Morgan Stanley India Investment Fund, Inc.	796	24,182
Asia Tigers Fund, Inc.	1,903	24,111
Aberdeen Japan Equity Fund, Inc.	2,628	24,073
Nuveen Credit Strategies Income Fund	3,021	23,987
Ivy High Income Opportunities Fund	1,691	23,978
Central and Eastern Europe Fund, Inc.	933	23,866
India Fund, Inc.	968	23,842
Eaton Vance Limited Duration Income Fund	1,824	23,748
Western Asset High Income Opportunity Fund, Inc.	4,931	23,718
Cohen & Steers REIT and Preferred Income Fund, Inc.	1,267	23,680
Advent Claymore Convertible Securities and Income Fund[2]	1,563	23,570
Advent Claymore Convertible Securities and Income Fund II2	4,201	23,526
AllianzGI Equity & Convertible Income Fund	1,132	23,421
Voya Asia Pacific High Dividend Equity Income Fund	2,175	23,338
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.	1,576	23,331
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund[2]	2,059	23,308
Asia Pacific Fund, Inc.	1,617	23,301
Western Asset/Claymore Inflation-Linked Securities & Income Fund[2]	2,009	23,164
Morgan Stanley Emerging Markets Debt Fund, Inc.	2,466	23,156
Tri-Continental Corp.	877	23,074
Western Asset High Income Fund II, Inc.	3,507	23,006
European Equity Fund, Inc.	2,375	22,943
Western Asset High Yield Defined Opportunity Fund, Inc.	1,570	22,922
AllianceBernstein Global High Income Fund, Inc.	1,927	22,912
Wells Fargo Income Opportunities Fund	2,840	22,834
New Germany Fund, Inc.	1,167	22,792
Cohen & Steers Infrastructure Fund, Inc.	1,064	22,780
China Fund, Inc.	1,028	22,760
First Trust Aberdeen Emerging Opportunity Fund	1,430	22,737
Nuveen Global High Income Fund	1,399	22,552
Pioneer High Income Trust	2,401	22,545
Swiss Helvetia Fund, Inc.	1,831	22,430
Advent/Claymore Enhanced Growth & Income Fund[2]	2,829	22,406
Ares Dynamic Credit Allocation Fund, Inc.	1,371	22,265
Royce Micro-Capital Trust, Inc.	2,376	22,239
First Trust High Income Long/Short Fund	1,470	22,124
Nuveen Multi-Market Income Fund, Inc.	3,067	22,113
Sprott Focus Trust, Inc.	2,831	22,054
Alpine Global Premier Properties Fund	3,524	21,990
Clough Global Opportunities Fund	2,046	21,892
Tekla Healthcare Opportunities Fund	1,323	21,803
Aberdeen Singapore Fund, Inc.	1,640	21,746
Gabelli Global Utility & Income Trust	1,161	21,594
BlackRock Debt Strategies Fund, Inc.	1,857	21,578
Aberdeen Greater China Fund, Inc.	1,629	21,519
Delaware Investments Dividend & Income Fund, Inc.	2,034	21,459
LMP Capital and Income Fund, Inc.	1,688	21,303
MFS Multimarket Income Trust	3,665	21,147
Clough Global Equity Fund	1,605	21,106
Duff & Phelps Global Utility Income Fund, Inc.	1,507	21,053
Western Asset Global Corporate Defined Opportunity Fund, Inc.	1,252	20,946
BlackRock Resources & Commodities Strategy Trust	2,350	20,868
MFS Charter Income Trust	2,548	20,690
Royce Value Trust, Inc.	1,328	20,664
Aberdeen Latin America Equity Fund, Inc.	751	20,562
Voya Global Advantage and Premium Opportunity Fund	1,882	20,533
Aberdeen Income Credit Strategies Fund	1,494	20,528
Putnam High Income Securities Fund	2,268	20,503
Templeton Emerging Markets Income Fund	1,805	20,397
Voya Emerging Markets High Income Dividend Equity Fund	2,123	20,381
Clough Global Dividend and Income Fund	1,633	20,367
BlackRock Enhanced International Dividend Trust	3,336	20,316
Cohen & Steers Global Income Builder, Inc.	2,206	20,163
Wells Fargo Multi-Sector Income Fund	1,544	20,149
Eaton Vance Tax-Advantaged Global Dividend Income Fund	1,204	20,119
Aberdeen Chile Fund, Inc.	2,213	19,994
Wells Fargo Global Dividend Opportunity Fund[3]	3,451	19,636
Alpine Global Dynamic Dividend Fund	1,868	19,614
Virtus Total Return Fund, Inc.	1,732	19,433
Nuveen Tax-Advantaged Total Return Strategy Fund	1,492	19,411
Nuveen Tax-Advantaged Dividend Growth Fund	1,180	19,317
BlackRock Enhanced Capital and Income Fund, Inc.	1,225	19,294
Lazard World Dividend & Income Fund, Inc.	1,677	19,286

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
CLOSED-END FUNDS† - 9.3% (continued)
BlackRock Enhanced Equity Dividend Trust	2,193	$19,145
Liberty All-Star Equity Fund	3,122	19,138
Gabelli Dividend & Income Trust	863	19,072
Cohen & Steers Closed-End Opportunity Fund, Inc.	1,547	19,059
First Trust Enhanced Equity Income Fund	1,286	18,994
Alpine Total Dynamic Dividend Fund	2,114	18,899
Neuberger Berman Real Estate Securities Income Fund, Inc.	3,962	18,899
Delaware Enhanced Global Dividend & Income Fund	1,620	18,743
Delaware Investments Minnesota Municipal Income Fund II, Inc.	1,483	18,730
BlackRock Enhanced Global Dividend Trust	1,613	18,662
Nuveen Dow 30sm Dynamic Overwrite Fund	1,034	18,374
Lazard Global Total Return and Income Fund, Inc.	1,003	17,873
Brookfield Real Assets Income Fund, Inc.	800	17,416
Nuveen Texas Quality Municipal Income Fund	1,300	17,147
Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.	1,863	16,916
Eaton Vance Michigan Municipal Bond Fund	1,097	14,261
ClearBridge American Energy MLP Fund, Inc.	2,000	13,620
Aberdeen Asia-Pacific Income Fund, Inc.	2,549	12,082
Nuveen Maryland Quality Municipal Income Fund	966	11,669
DTF Tax-Free Income, Inc.	653	8,692
Nuveen North Carolina Quality Municipal Income Fund	689	8,447
Nuveen Michigan Quality Municipal Income Fund	647	8,198
Tortoise Power and Energy Infrastructure Fund, Inc.	399	7,146
Invesco Quality Municipal Income Trust	532	6,331
Eaton Vance Municipal Income Trust	499	5,843
Invesco Value Municipal Income Trust	354	5,140
Nuveen Quality Municipal Income Fund	390	5,125
Cohen & Steers Quality Income Realty Fund, Inc.	422	5,001
Eaton Vance Municipal Bond Fund	359	4,243
Total Closed-End Funds
(Cost $3,605,988)		3,800,484

	Face Amount
U.S. TREASURY BILLS†† - 25.2%
U.S. Treasury Bills
1.45% due 06/14/18[4,5,15]	$8,500,000	8,471,427
1.31% due 04/19/18[4,5,6]	1,300,000	1,298,997
1.44% due 06/14/18[1,4,5,15]	500,000	498,319
Total U.S. Treasury Bills
(Cost $10,272,370)		10,268,743

REPURCHASE AGREEMENTS††,7 - 1.4%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18	442,070	442,070
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18	144,657	144,657
Total Repurchase Agreements
(Cost $586,727)		586,727

	Shares
SECURITIES LENDING COLLATERAL†,8 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.49%[9]	6,806	6,806
Total Securities Lending Collateral
(Cost $6,806)		6,806
Total Investments - 93.8%
(Cost $38,045,801)		38,269,279

COMMON STOCKS SOLD SHORT† - (8.2)%
Industrial - (0.1)%
United Technologies Corp.	359	(45,169)
Consumer, Cyclical - (0.3)%
Penn National Gaming, Inc.*	4,823	(126,652)
Technology - (0.7)%
Marvell Technology Group Ltd.	14,399	(302,379)
Energy - (0.8)%
Concho Resources, Inc.*	2,203	(331,177)
Communications - (0.8)%
Sinclair Broadcast Group, Inc. — Class A	720	(22,536)
Cincinnati Bell, Inc.*	4,038	(55,926)
AT&T, Inc.	7,182	(256,039)
Total Communications		(334,501)
Utilities - (1.4)%
SJW Group	1,252	(65,993)
Vistra Energy Corp.*	23,578	(491,130)
Total Utilities		(557,123)
Financial - (1.6)%
First Financial Bancorp	191	(5,606)
Ameris Bancorp	1,308	(69,193)
Kemper Corp.	3,423	(195,111)
Kearny Financial Corp.	28,145	(365,885)
Total Financial		(635,795)
Consumer, Non-cyclical - (2.5)%
CVS Health Corp.	1,839	(114,404)
LHC Group, Inc.*	6,405	(394,292)
Strayer Education, Inc.	4,816	(486,657)
Total Consumer, Non-cyclical		(995,353)
Total Common Stocks Sold Short
(Proceeds $3,332,220)		(3,328,149)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (9.9)%
iShares Russell 1000 Growth ETF	46	(6,260)
SPDR S&P 500 ETF Trust	44	(11,579)
iShares MSCI South Korea ETF	539	(40,668)
Technology Select Sector SPDR Fund	812	(53,121)
iShares MSCI Japan ETF	880	(53,398)
iShares MSCI Taiwan ETF	1,668	(63,951)
iShares Russell 1000 Value ETF	536	(64,299)
VanEck Vectors Russia ETF	2,868	(65,218)
VanEck Vectors Gold Miners ETF	2,970	(65,281)
iShares China Large-Capital ETF	1,434	(67,742)
iShares MSCI United Kingdom ETF	1,965	(68,284)
iShares 20+ Year Treasury Bond ETF	568	(69,239)
Industrial Select Sector SPDR Fund	1,045	(77,633)
Consumer Discretionary Select Sector SPDR Fund	801	(81,133)
Materials Select Sector SPDR Fund	1,465	(83,417)
iShares MSCI Australia ETF	4,072	(89,665)
PowerShares QQQ Trust Series 1	573	(91,755)
Utilities Select Sector SPDR Fund	1,973	(99,696)
iShares MSCI Emerging Markets ETF	2,122	(102,450)
iShares iBoxx $ Investment Grade Corporate Bond ETF	892	(104,712)
Consumer Staples Select Sector SPDR Fund	2,372	(124,838)
Health Care Select Sector SPDR Fund	1,545	(125,763)
iShares Russell 2000 Index ETF	1,059	(160,788)
Financial Select Sector SPDR Fund	5,929	(163,463)
iShares MSCI Mexico ETF	3,448	(177,641)
iShares Core U.S. Aggregate Bond ETF	1,680	(180,180)
Energy Select Sector SPDR Fund	3,076	(207,353)
iShares U.S. Real Estate ETF	3,001	(226,485)
iShares TIPS Bond ETF	2,056	(232,431)
iShares MSCI EAFE ETF	3,627	(252,729)
iShares 7-10 Year Treasury Bond ETF	2,957	(305,133)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
EXCHANGE-TRADED FUNDS SOLD SHORT - (9.9%) (continued)
SPDR Bloomberg Barclays High Yield Bond ETF	14,785	$(530,042)
Total Exchange-Traded Funds Sold Short
(Proceeds $4,098,019)		(4,046,347)
Total Securities Sold Short - (18.1)%
(Proceeds $7,430,239)		$(7,374,496)
Other Assets & Liabilities, net - 24.3%		9,943,161
Total Net Assets - 100.0%		$40,837,944

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Interest Rate Futures Contracts Purchased†
Euro - Bund Futures Contracts	42	Jun 2018	$8,236,176	$101,865
Euro - BTP Italian Government Bond Futures Contracts††	21	Jun 2018	3,582,687	80,778
Euro - OATS Futures Contracts††	7	Jun 2018	1,331,180	23,786
			$13,150,043	$206,429

Commodity Futures Contracts Purchased†
Low Sulphur Gas Oil Futures Contracts	6	May 2018	370,650	25,265
Brent Crude Futures Contracts	5	Jun 2018	346,950	24,393
Soybean Meal Futures Contracts	12	May 2018	460,800	22,224
Gasoline RBOB Futures Contracts	5	May 2018	424,767	20,672
WTI Crude Futures Contracts	5	May 2018	324,800	18,404
Gold 100 oz. Futures Contracts	3	Jun 2018	399,180	2,162
Cotton #2 Futures Contracts	13	May 2018	530,400	2,024
NY Harbor ULSD Futures Contracts	4	May 2018	340,284	1,934
LME Zinc Futures Contracts	2	May 2018	163,900	858
Cocoa Futures Contracts	2	May 2018	51,200	(749)
Copper Futures Contracts	2	May 2018	151,425	(2,578)
LME Nickel Futures Contracts	2	May 2018	159,300	(2,824)
LME Primary Aluminum Futures Contracts	3	May 2018	149,719	(6,563)
			$3,873,375	$105,222

Equity Futures Contracts Purchased†
CBOE Volatility Index Futures Contracts	51	Jun 2018	950,130	64,195
CBOE Volatility Index Futures Contracts	22	Aug 2018	412,500	22,910
CBOE Volatility Index Futures Contracts	6	Apr 2018	116,700	18,280
Tokyo Stock Price Index Futures Contracts	1	Jun 2018	162,257	313
NASDAQ-100 Index Mini Futures Contracts	3	Jun 2018	395,145	(169)
S&P 500 Index Mini Futures Contracts	2	Jun 2018	264,125	(196)
Russell 2000 Index Mini Futures Contracts	4	Jun 2018	305,980	(234)
FTSE MIB Index Futures Contracts††	3	Jun 2018	405,962	(634)
Nikkei 225 (OSE) Index Futures Contracts	1	Jun 2018	201,964	(810)
Amsterdam Index Futures Contracts	1	Apr 2018	130,245	(1,300)
Hang Seng Index Futures Contracts††	2	Apr 2018	387,160	(2,670)
S&P/TSX 60 IX Index Futures Contracts	2	Jun 2018	281,369	(4,673)
SPI 200 Index Futures Contracts††	4	Jun 2018	448,915	(7,412)
			$4,462,452	$87,600

Currency Futures Contracts Purchased†
Canadian Dollar Futures Contracts	22	Jun 2018	1,710,060	7,441
British Pound Futures Contracts	8	Jun 2018	703,650	1,113
New Zealand Dollar Futures Contracts	1	Jun 2018	72,260	(682)
Japanese Yen Futures Contracts	15	Jun 2018	1,770,844	(1,391)
Euro FX Futures Contracts	3	Jun 2018	463,950	(1,443)
			$4,720,764	$5,038

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Commodity Futures Contracts Sold Short†
Hard Red Winter Wheat Futures Contracts	8	May 2018	$187,000	$26,666
Cattle Feeder Futures Contracts	8	May 2018	536,000	25,933
Wheat Futures Contracts	10	May 2018	225,875	22,708
Coffee 'C' Futures Contracts	10	May 2018	443,250	19,311
Sugar #11 Futures Contracts	15	May 2018	207,144	15,474
Soybean Oil Futures Contracts	29	May 2018	556,104	10,702
Natural Gas Futures Contracts	10	May 2018	273,600	5,829
Live Cattle Futures Contracts	3	Jun 2018	123,090	4,699
Lean Hogs Futures Contracts	12	Jun 2018	365,760	1,854
Silver Futures Contracts	2	May 2018	163,300	1,444
Corn Futures Contracts	15	May 2018	290,813	(427)
Soybean Futures Contracts	6	May 2018	313,350	(7,931)
			$3,685,286	$126,262

Currency Futures Contracts Sold Short†
Australian Dollar Futures Contracts	11	Jun 2018	$845,020	$23,217

Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	54	Jul 2018	1,017,900	39,617
OMX Stockholm 30 Index Futures Contracts††	24	Apr 2018	437,492	850
FTSE 100 Index Futures Contracts	7	Jun 2018	686,593	591
Euro STOXX 50 Index Futures Contracts	11	Jun 2018	444,358	(407)
DAX Index Futures Contracts	1	Jun 2018	373,077	(423)
IBEX 35 Index Futures Contracts††	5	Apr 2018	588,911	(2,018)
CBOE Volatility Index Futures Contracts	11	Sep 2018	208,120	(2,411)
CBOE Volatility Index Futures Contracts	18	May 2018	341,100	(21,161)
			$4,097,551	$14,638

Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	3	Jun 2018	480,469	1,026
U.S. Treasury Long Bond Futures Contracts	5	Jun 2018	732,031	929
U.S. Treasury 10 Year Note Futures Contracts	4	Jun 2018	484,313	306
Euro - 30 year Bond Futures Contracts	1	Jun 2018	203,371	107
Canadian Government 10 Year Bond Futures Contracts††	17	Jun 2018	1,757,838	(6,839)
Australian Government 10 Year Bond Futures Contracts††	75	Jun 2018	7,478,114	(34,710)
Long Gilt Futures Contracts††	41	Jun 2018	7,066,129	(71,173)
			$18,202,265	$(110,354)

Custom Basket Swap Agreements

Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Gain (Loss)
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley	Multi-Hedge Portfolio Short Custom Basket Swap[10]	(1.29%)	At Maturity	07/03/19	$12,307,388	$(564,818)
Morgan Stanley	Multi-Hedge Portfolio Short Custom Basket Swap[11]	(1.09%)	At Maturity	07/03/19	14,214,893	808,818

					$26,522,281	$244,000
OTC Custom Basket Swap Agreements††
Morgan Stanley	Multi-Hedge Portfolio Long Custom Basket Swap[12]	2.07%	At Maturity	07/03/19	$16,132,390	$(163,533)
Morgan Stanley	Multi-Hedge Portfolio Long Custom Basket Swap[13]	2.07%	At Maturity	07/03/19	14,066,983	(379,070)
Morgan Stanley	Multi-Hedge Portfolio Long Custom Basket Swap[14]	1.98%	At Maturity	07/03/19	499,719	(90)
					$30,699,092	$(542,693)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Percentage Value	Unrealized Gain (Loss)
CUSTOM BASKET OF LONG SECURITIES[10]
NetApp, Inc.	1,998	(21.3%)	$34,861
Tailored Brands, Inc.	2,258	(14.9%)	24,423
US Foods Holding Corp.*	4,006	(13.1%)	21,369
Valero Energy Corp.	1,945	(11.8%)	19,287
Fluor Corp.	1,901	(11.4%)	18,698
ON Semiconductor Corp.*	3,015	(10.5%)	17,226
Marathon Petroleum Corp.	1,546	(9.9%)	16,136
Cisco Systems, Inc.	3,498	(9.7%)	15,901
USANA Health Sciences, Inc.*	614	(9.0%)	14,767
Travelport Worldwide Ltd.	4,556	(8.7%)	14,188
Mylan N.V.*	3,340	(8.5%)	13,816
HP, Inc.	6,382	(8.4%)	13,763
Archer-Daniels-Midland Co.	4,358	(7.9%)	12,850
EMCOR Group, Inc.	1,081	(6.8%)	11,106
Ralph Lauren Corp. — Class A	452	(6.6%)	10,724
PBF Energy, Inc. — Class A	2,303	(6.4%)	10,508
FirstEnergy Corp.	4,362	(5.9%)	9,640
Crane Co.	540	(5.4%)	8,894
Greenbrier Companies, Inc.	3,362	(5.4%)	8,814
Micron Technology, Inc.*	1,094	(4.9%)	8,046
Energizer Holdings, Inc.	1,130	(4.8%)	7,831
Western Digital Corp.	1,145	(4.8%)	7,812
Carlisle Companies, Inc.	1,081	(4.8%)	7,790
Dell Technologies Incorporated — Class V*	1,223	(4.7%)	7,629
Rexnord Corp.*	1,340	(4.5%)	7,380
Boston Beer Company, Inc. — Class A*	339	(4.5%)	7,306
Cardtronics plc — Class A*	1,489	(4.1%)	6,771
HollyFrontier Corp.	1,797	(4.1%)	6,763
Kulicke & Soffa Industries, Inc.*	1,721	(4.0%)	6,456
Sabre Corp.	2,157	(3.8%)	6,194
United Natural Foods, Inc.*	1,440	(3.5%)	5,760
KLA-Tencor Corp.	419	(3.3%)	5,330
PG&E Corp.	1,313	(3.1%)	5,035
Southwest Airlines Co.	3,103	(2.8%)	4,577
DXC Technology Co.	1,396	(2.7%)	4,386
Telephone & Data Systems, Inc.	5,243	(2.6%)	4,199
Allison Transmission Holdings, Inc.	4,098	(2.5%)	4,096
Charles River Laboratories International, Inc.*	588	(2.3%)	3,804
Performance Food Group Co.*	2,965	(2.3%)	3,750
Trinity Industries, Inc.	1,175	(2.2%)	3,641
El Paso Electric Co.	3,760	(2.2%)	3,636
Delta Air Lines, Inc.	1,133	(2.2%)	3,588
WellCare Health Plans, Inc.*	261	(2.2%)	3,525
International Business Machines Corp.	385	(2.0%)	3,352
Cooper-Standard Holdings, Inc.*	337	(1.9%)	3,127
Comcast Corp. — Class A	5,385	(1.9%)	3,108
New Media Investment Group, Inc.	2,445	(1.8%)	2,965
Vishay Intertechnology, Inc.	5,402	(1.7%)	2,822
Gibraltar Industries, Inc.*	1,357	(1.7%)	2,799
EnerSys	1,373	(1.7%)	2,701
Tyson Foods, Inc. — Class A	2,352	(1.5%)	2,394
Kimberly-Clark Corp.	1,713	(1.4%)	2,287
CA, Inc.	1,719	(1.3%)	2,074
Gray Television, Inc.*	3,423	(1.2%)	1,896
Horizon Pharma plc*	2,745	(1.1%)	1,731
Kroger Co.	1,685	(1.0%)	1,643
Hawaiian Holdings, Inc.	1,039	(0.9%)	1,516
Acuity Brands, Inc.	316	(0.9%)	1,465
Conagra Brands, Inc.	1,780	(0.9%)	1,400
UGI Corp.	3,126	(0.8%)	1,250
Dean Foods Co.	5,346	(0.7%)	1,220
Cardinal Health, Inc.	1,413	(0.7%)	1,163
InterDigital, Inc.	1,467	(0.7%)	1,069
AMC Networks, Inc. — Class A*	1,237	(0.6%)	1,061
Interpublic Group of Companies, Inc.	2,506	(0.6%)	913
Medtronic plc	720	(0.4%)	721
Perrigo Company plc	738	(0.4%)	710
Exelon Corp.	3,901	(0.4%)	633
Allergan plc	228	(0.4%)	608
Exxon Mobil Corp.	1,512	(0.3%)	524
Quanta Services, Inc.*	1,466	(0.3%)	442
Park Hotels & Resorts, Inc.	3,076	(0.3%)	440
Kansas City Southern	338	(0.2%)	312
Coeur Mining, Inc.*	4,775	(0.2%)	308
Prudential Financial, Inc.	955	(0.2%)	303
CoreLogic, Inc.*	1,396	(0.1%)	211
Louisiana-Pacific Corp.	1,280	(0.1%)	204
Pfizer, Inc.	4,438	(0.1%)	199
Scholastic Corp.	48	(0.1%)	82
Cummins, Inc.	996	0.0%	(1)
AmerisourceBergen Corp. — Class A	830	0.0%	(9)
MAXIMUS, Inc.	1,174	0.0%	(13)
Verizon Communications, Inc.	3,928	0.2%	(277)
Norfolk Southern Corp.	266	0.2%	(278)
Seagate Technology plc	765	0.3%	(442)
Darling Ingredients, Inc.*	4,154	0.3%	(472)
Copa Holdings S.A. — Class A	343	0.4%	(617)
Merck & Company, Inc.	3,169	0.5%	(775)
Oracle Corp.	921	0.5%	(796)
F5 Networks, Inc.*	249	0.5%	(883)
Western Union Co.	6,920	0.6%	(967)
Alcoa Corp.*	774	0.6%	(1,017)
NCR Corp.*	1,170	0.6%	(1,018)
Chevron Corp.	1,586	0.7%	(1,081)
Nexstar Media Group, Inc. — Class A	1,036	0.7%	(1,083)
Masco Corp.	954	0.7%	(1,101)
Snap-on, Inc.	670	0.7%	(1,103)
Motorola Solutions, Inc.	418	0.8%	(1,315)
Omnicom Group, Inc.	2,564	0.8%	(1,346)
Evoqua Water Technologies Corp.*	1,704	0.9%	(1,441)
Occidental Petroleum Corp.	2,635	0.9%	(1,458)
MSG Networks, Inc. — Class A*	1,584	0.9%	(1,476)
Toll Brothers, Inc.	963	0.9%	(1,542)
Taylor Morrison Home Corp. — Class A*	1,780	1.0%	(1,610)
Applied Optoelectronics, Inc.*	1,393	1.1%	(1,856)
Domtar Corp.	821	1.3%	(2,087)
Jabil, Inc.	3,684	1.3%	(2,127)
Amgen, Inc.	954	1.4%	(2,233)
Spirit AeroSystems Holdings, Inc. — Class A	761	1.4%	(2,268)
Owens-Illinois, Inc.*	2,517	1.5%	(2,409)
Senior Housing Properties Trust	9,356	1.5%	(2,526)
ARRIS International plc*	3,470	1.6%	(2,543)
Huntsman Corp.	1,620	1.8%	(2,893)
LyondellBasell Industries N.V. — Class A	773	1.8%	(2,981)
Consolidated Edison, Inc.	2,422	1.9%	(3,118)
Genesee & Wyoming, Inc. — Class A*	2,017	2.0%	(3,319)
AECOM*	1,078	2.1%	(3,375)
Convergys Corp.	4,573	2.2%	(3,540)
Eagle Pharmaceuticals, Inc.*	685	2.4%	(3,907)
Eli Lilly & Co.	748	2.4%	(3,911)
News Corp. — Class A	6,310	2.5%	(4,044)
PACCAR, Inc.	1,401	2.5%	(4,108)
Icad, Inc.*	5,848	2.5%	(4,116)
Belden, Inc.	583	2.5%	(4,126)
Meritor, Inc.*	3,339	2.6%	(4,322)
McKesson Corp.	649	2.8%	(4,536)
AGCO Corp.	1,403	2.8%	(4,575)
Principal Financial Group, Inc.	2,402	2.8%	(4,614)
Summit Hotel Properties, Inc.	3,262	2.9%	(4,765)
Regal Beloit Corp.	2,190	3.1%	(5,114)
Xerox Corp.	1,699	3.4%	(5,512)
Coherent, Inc.*	264	3.4%	(5,576)
Ingredion, Inc.	1,330	3.4%	(5,619)
Williams Companies, Inc.	1,383	3.6%	(5,879)
Johnson & Johnson	1,415	3.6%	(5,935)
Owens Corning	1,994	3.7%	(5,997)
Ameren Corp.	3,263	3.8%	(6,193)
Gilead Sciences, Inc.	2,266	3.9%	(6,400)
Benchmark Electronics, Inc.	3,201	3.9%	(6,432)
KBR, Inc.	5,705	4.1%	(6,705)
Molson Coors Brewing Co. — Class B	2,441	4.6%	(7,487)
Gannett Company, Inc.	11,142	4.6%	(7,522)
Sprint Corp.*	14,501	4.7%	(7,624)
Zimmer Biomet Holdings, Inc.	1,106	4.8%	(7,919)
Tech Data Corp.*	1,332	5.3%	(8,721)
United Therapeutics Corp.*	1,063	5.4%	(8,834)
Prestige Brands Holdings, Inc.*	3,455	6.2%	(10,132)
PNM Resources, Inc.	4,685	6.3%	(10,238)
Celgene Corp.*	1,922	6.6%	(10,716)
CenterPoint Energy, Inc.	6,920	6.8%	(11,090)
TEGNA, Inc.	5,299	7.0%	(11,448)
Juniper Networks, Inc.	6,615	8.1%	(13,299)
SpartanNash Co.	2,148	9.4%	(15,345)
National Fuel Gas Co.	3,663	9.5%	(15,476)
Mack-Cali Realty Corp.	2,558	9.9%	(16,136)
VEREIT, Inc.	21,878	10.3%	(16,800)
Versartis, Inc.*	19,394	10.7%	(17,470)
CVS Health Corp.	1,488	10.9%	(17,815)
TreeHouse Foods, Inc.*	1,457	10.9%	(17,839)
Portland General Electric Co.	4,626	11.9%	(19,537)
Cirrus Logic, Inc.*	3,240	12.6%	(20,583)
Pilgrim's Pride Corp.*	6,580	15.8%	(25,813)
Lions Gate Entertainment Corp. — Class A	4,976	15.8%	(25,821)
Sanderson Farms, Inc.	1,356	16.3%	(26,601)
Alaska Air Group, Inc.	2,309	17.1%	(27,949)
Biogen, Inc.*	625	19.1%	(31,248)
General Mills, Inc.	5,153	19.1%	(31,279)
Edgewell Personal Care Co.*	3,955	20.1%	(32,938)
Total Custom Basket of Long Securities			$(163,533)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Percentage Value	Unrealized Gain (Loss)
CUSTOM BASKET OF SHORT SECURITIES[12]
Healthcare Services Group, Inc.	(4,152)	(4.7%)	$26,459
Covanta Holding Corp.	(11,355)	(2.6%)	14,921
Albemarle Corp.	(382)	(2.6%)	14,492
CyrusOne, Inc.	(1,228)	(2.3%)	13,039
Education Realty Trust, Inc.	(2,106)	(1.7%)	9,800
Capitol Federal Financial, Inc.	(8,037)	(1.7%)	9,717
Compass Minerals International, Inc.	(2,079)	(1.6%)	9,123
Extraction Oil & Gas, Inc.*	(3,424)	(1.5%)	8,575
Vulcan Materials Co.	(1,429)	(1.3%)	7,350
Camden Property Trust	(1,583)	(1.2%)	6,969
Terreno Realty Corp.	(3,615)	(1.2%)	6,669
Tesla, Inc.*	(111)	(1.0%)	5,452
Charles Schwab Corp.	(2,515)	(1.0%)	5,429
White Mountains Insurance Group Ltd.	(190)	(1.0%)	5,355
FMC Corp.	(604)	(0.9%)	5,140
Advanced Micro Devices, Inc.*	(3,850)	(0.8%)	4,654
Flagstar Bancorp, Inc.*	(1,191)	(0.7%)	3,780
Rexford Industrial Realty, Inc.	(2,808)	(0.5%)	3,003
Air Products & Chemicals, Inc.	(1,118)	(0.5%)	2,818
NewMarket Corp.	(340)	(0.4%)	2,526
Netflix, Inc.*	(170)	(0.4%)	2,362
Amazon.com, Inc.*	(68)	(0.4%)	2,317
Align Technology, Inc.*	(138)	(0.4%)	2,072
Inphi Corp.*	(1,160)	(0.3%)	1,859
DCT Industrial Trust, Inc.	(3,010)	(0.3%)	1,581
Tetra Tech, Inc.	(878)	(0.3%)	1,498
Workday, Inc. — Class A*	(309)	(0.3%)	1,483
First Data Corp. — Class A*	(2,198)	(0.3%)	1,420
Alliant Energy Corp.	(1,085)	(0.2%)	1,322
South Jersey Industries, Inc.	(1,620)	(0.2%)	1,308
ServiceNow, Inc.*	(219)	(0.2%)	1,209
Gartner, Inc.*	(354)	(0.2%)	1,179
Martin Marietta Materials, Inc.	(713)	(0.2%)	1,118
Republic Services, Inc. — Class A	(831)	(0.2%)	1,087
Sensient Technologies Corp.	(727)	(0.2%)	1,019
Aon plc	(1,182)	(0.2%)	867
National Instruments Corp.	(706)	(0.1%)	812
Intercontinental Exchange, Inc.	(1,306)	(0.1%)	612
Dominion Energy, Inc.	(550)	(0.1%)	507
Ashland Global Holdings, Inc.	(535)	(0.1%)	416
CME Group, Inc. — Class A	(308)	(0.1%)	397
Cboe Global Markets, Inc.	(814)	0.0%	202
International Flavors & Fragrances, Inc.	(1,185)	0.0%	135
ABM Industries, Inc.	(5,394)	0.0%	121
Equifax, Inc.	(983)	0.0%	65
CarMax, Inc.*	(1,989)	0.0%	(172)
Equinix, Inc.	(163)	0.0%	(191)
KAR Auction Services, Inc.	(1,699)	0.0%	(225)
Cornerstone OnDemand, Inc.*	(989)	0.1%	(316)
Essex Property Trust, Inc.	(158)	0.1%	(367)
Nabors Industries Ltd.	(15,967)	0.1%	(394)
EastGroup Properties, Inc.	(1,409)	0.1%	(625)
Hudson Pacific Properties, Inc.	(3,845)	0.1%	(671)
Federal Realty Investment Trust	(712)	0.1%	(711)
Wendy's Co.	(3,677)	0.1%	(856)
Whiting Petroleum Corp.*	(1,106)	0.2%	(892)
Realty Income Corp.	(745)	0.2%	(983)
Royal Gold, Inc.	(1,276)	0.2%	(1,187)
Equity Commonwealth*	(3,820)	0.2%	(1,292)
Equity LifeStyle Properties, Inc.	(1,745)	0.2%	(1,381)
Team, Inc.*	(3,597)	0.3%	(1,595)
Allegheny Technologies, Inc.*	(2,716)	0.3%	(1,597)
Alexandria Real Estate Equities, Inc.	(988)	0.3%	(1,671)
Ellie Mae, Inc.*	(471)	0.3%	(1,914)
Crown Castle International Corp.	(1,151)	0.3%	(1,974)
AvalonBay Communities, Inc.	(304)	0.4%	(2,007)
FireEye, Inc.*	(2,580)	0.4%	(2,040)
Healthcare Trust of America, Inc. — Class A	(3,409)	0.4%	(2,085)
Sun Communities, Inc.	(1,658)	0.4%	(2,111)
Aspen Insurance Holdings Ltd.	(1,672)	0.4%	(2,175)
Vail Resorts, Inc.	(192)	0.4%	(2,215)
Semtech Corp.*	(1,196)	0.4%	(2,249)
Mobile Mini, Inc.	(1,772)	0.4%	(2,374)
Goldman Sachs Group, Inc.	(410)	0.5%	(2,586)
Investors Bancorp, Inc.	(4,858)	0.5%	(2,592)
Robert Half International, Inc.	(624)	0.5%	(2,653)
Redwood Trust, Inc.	(3,185)	0.5%	(2,695)
Washington Federal, Inc.	(1,065)	0.5%	(2,918)
People's United Financial, Inc.	(1,902)	0.5%	(2,970)
Shake Shack, Inc. — Class A*	(2,317)	0.5%	(3,108)
Glacier Bancorp, Inc.	(1,022)	0.7%	(3,772)
Duke Realty Corp.	(2,380)	0.7%	(3,938)
Cannae Holdings, Inc.*	(2,862)	0.7%	(3,975)
SEI Investments Co.	(654)	0.7%	(4,001)
SL Green Realty Corp.	(895)	0.7%	(4,084)
SPS Commerce, Inc.*	(751)	0.8%	(4,732)
Equity Residential	(824)	0.9%	(5,032)
Eaton Vance Corp.	(718)	0.9%	(5,314)
LendingTree, Inc.*	(145)	1.0%	(5,504)
Balchem Corp.	(1,339)	1.1%	(5,962)
RLI Corp.	(1,577)	1.1%	(6,151)
Ingevity Corp.*	(597)	1.1%	(6,225)
WD-40 Co.	(285)	1.1%	(6,230)
Domino's Pizza, Inc.	(287)	1.1%	(6,286)
American Tower Corp. — Class A	(870)	1.1%	(6,419)
Kilroy Realty Corp.	(1,229)	1.2%	(6,928)
Ecolab, Inc.	(1,362)	1.2%	(6,942)
TransUnion*	(3,138)	1.2%	(7,049)
FactSet Research Systems, Inc.	(518)	1.3%	(7,150)
Boston Properties, Inc.	(1,395)	1.5%	(8,418)
Booking Holdings, Inc.*	(34)	1.5%	(8,578)
Ultimate Software Group, Inc.*	(222)	1.6%	(9,064)
Exponent, Inc.	(2,323)	1.7%	(9,495)
Markel Corp.*	(138)	1.8%	(10,201)
SBA Communications Corp.*	(674)	1.8%	(10,336)
Insperity, Inc.	(1,137)	1.9%	(10,924)
UDR, Inc.	(4,894)	2.0%	(11,182)
Callon Petroleum Co.*	(3,976)	2.1%	(11,701)
Monolithic Power Systems, Inc.	(1,278)	2.1%	(11,932)
Pegasystems, Inc.	(906)	2.1%	(12,103)
Howard Hughes Corp.*	(826)	2.4%	(13,789)
Tyler Technologies, Inc.*	(508)	2.7%	(15,117)
RSP Permian, Inc.*	(1,958)	2.8%	(15,554)
Diamondback Energy, Inc.*	(957)	2.8%	(15,868)
Parsley Energy, Inc. — Class A*	(5,721)	2.9%	(16,286)
Ollie's Bargain Outlet Holdings, Inc.*	(1,011)	3.0%	(16,780)
Axis Capital Holdings Ltd.	(2,329)	3.0%	(16,874)
Moody's Corp.	(922)	3.2%	(18,173)
Five Below, Inc.*	(787)	3.3%	(18,434)
MarketAxess Holdings, Inc.	(721)	3.4%	(19,030)
MSCI, Inc. — Class A	(875)	3.4%	(19,299)
Pool Corp.	(458)	3.5%	(19,818)
PTC, Inc.*	(1,059)	3.6%	(20,567)
CoStar Group, Inc.*	(356)	3.7%	(20,682)
Cintas Corp.	(1,072)	3.8%	(21,470)
Rollins, Inc.	(3,586)	3.8%	(21,535)
Verisk Analytics, Inc. — Class A*	(1,769)	4.0%	(22,514)
S&P Global, Inc.	(765)	4.0%	(22,610)
Crocs, Inc.*	(3,534)	4.3%	(24,340)
On Assignment, Inc.*	(2,172)	6.0%	(33,638)
Southern Copper Corp.	(3,326)	6.4%	(36,151)
Copart, Inc.*	(3,625)	9.4%	(53,108)
Total Custom Basket of Short Securities			$(564,818)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Percentage Value	Unrealized Gain (Loss)
CUSTOM BASKET OF LONG SECURITIES[13]
Rayonier, Inc.	17,446	(15.3%)	$58,095
Boyd Gaming Corp.	9,947	(10.4%)	39,437
HCP, Inc.	21,560	(3.0%)	11,284
Alexandria Real Estate Equities, Inc.	4,344	(2.1%)	8,091
Highwoods Properties, Inc.	7,989	(1.7%)	6,523
Crown Castle International Corp.	5,066	(1.2%)	4,592
Retail Opportunity Investments Corp.	18,910	(1.1%)	4,236
GDS Holdings Ltd. ADR*	8,889	(0.9%)	3,408
QTS Realty Trust, Inc. — Class A	9,527	(0.9%)	3,299
Sun Communities, Inc.	5,466	(0.6%)	2,349
Hilton Worldwide Holdings, Inc.	4,228	(0.2%)	691
Weyerhaeuser Co.	15,915	0.0%	(186)
Blackstone Mortgage Trust, Inc. — Class A	15,667	0.8%	(3,080)
Invitation Homes, Inc.	24,745	0.9%	(3,242)
National Storage Affiliates Trust	18,911	1.0%	(3,676)
American Tower Corp. — Class A	3,706	1.0%	(3,862)
Equity LifeStyle Properties, Inc.	4,464	1.1%	(4,119)
Tier REIT, Inc.	17,139	1.7%	(6,636)
Prologis, Inc.	5,393	1.8%	(6,820)
Cousins Properties, Inc.	35,936	4.4%	(16,730)
Rexford Industrial Realty, Inc.	16,891	4.8%	(18,105)
Regency Centers Corp.	5,030	6.5%	(24,651)
Federal Realty Investment Trust	2,566	6.8%	(25,704)
RLJ Lodging Trust	22,385	8.1%	(30,800)
Caesars Entertainment Corp.*	27,860	8.3%	(31,453)
New Residential Investment Corp.	37,235	8.4%	(32,061)
MGM Growth Properties LLC — Class A	11,188	8.5%	(32,255)
EastGroup Properties, Inc.	6,008	8.6%	(32,733)
Gaming and Leisure Properties, Inc.	9,151	8.9%	(33,689)
Summit Hotel Properties, Inc.	20,336	9.3%	(35,211)
Healthcare Trust of America, Inc. — Class A	10,598	9.6%	(36,332)
GGP, Inc.	22,224	10.1%	(38,354)
Equinix, Inc.	1,118	12.3%	(46,571)
VICI Properties, Inc.	23,120	14.5%	(54,805)
Total Custom Basket of Long Securities			$(379,070)

CUSTOM BASKET OF SHORT SECURITIES[11]
iShares U.S. Real Estate ETF	(56,669)	20.0%	161,999
Government Properties Income Trust	(27,105)	12.6%	101,446
Senior Housing Properties Trust	(31,283)	11.7%	94,879
VEREIT, Inc.	(71,029)	8.8%	70,768
Lexington Realty Trust	(34,131)	8.5%	68,411
Brixmor Property Group, Inc.	(19,478)	6.6%	53,682
Piedmont Office Realty Trust, Inc. — Class A	(23,657)	6.3%	50,847
Weingarten Realty Investors	(12,039)	5.2%	42,182
Chatham Lodging Trust	(26,336)	5.2%	42,129
Tanger Factory Outlet Centers, Inc.	(21,380)	3.9%	31,106
Liberty Property Trust	(11,917)	3.8%	31,009
National Retail Properties, Inc.	(13,579)	3.3%	26,987
Realty Income Corp.	(8,944)	2.8%	22,978
CYS Investments, Inc.	(75,700)	2.2%	18,002
STAG Industrial, Inc.	(17,235)	2.2%	17,711
Omega Healthcare Investors, Inc.	(21,591)	2.0%	16,158
Public Storage	(1,721)	1.3%	10,415
Brandywine Realty Trust	(21,389)	0.7%	5,278
SL Green Realty Corp.	(4,848)	0.6%	4,990
Digital Realty Trust, Inc.	(3,209)	(0.1%)	(614)
Medical Properties Trust, Inc.	(26,194)	(0.4%)	(3,122)
Hersha Hospitality Trust	(14,438)	(1.1%)	(9,377)
Hospitality Properties Trust	(10,353)	(1.7%)	(13,431)
Chesapeake Lodging Trust	(13,877)	(1.9%)	(15,705)
Acadia Realty Trust	(23,401)	(2.5%)	(19,910)
Total Custom Basket of Short Securities			$808,818

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Percentage Value	Unrealized Gain (Loss)
CUSTOM BASKET OF LONG SECURITIES[14]
magicJack VocalTec Ltd.*	28,057	(634.4%)	$571
Avista Corp.	5,152	734.4%	(661)
Total Custom Basket of Long Securities			$(90)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at March 29, 2018.
[2]	Affiliated issuer.
[3]	All or a portion of this security is on loan at March 29, 2018 — See Note 5.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Zero coupon rate security.
[6]	All or a portion of this security is pledged as futures collateral at March 29, 2018.
[7]	Repurchase Agreements — See Note 4.
[8]	Securities lending collateral — See Note 5.
[9]	Rate indicated is the 7 day yield as of March 29, 2018.
[10]	Total Return based on the return of the custom SMQLS short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at March 29, 2018.
[11]	Total Return based on the return of the custom MNRE short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at March 29, 2018.
[12]	Total Return based on the return of the custom SMQLS long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at March 29, 2018.
[13]	Total Return based on the return of the custom MNRE long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at March 29, 2018.
[14]	Total Return based on the return of the custom MRGR long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at March 29, 2018.
[15]	All or a portion of this security is pledged as swap collateral at March 29, 2018.

ADR — American Depository Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts	$—	$252,556	$—	$—	$—	$252,556
Common Stocks	10,698,702	—	—	—	—	10,698,702
Closed-End Funds	3,800,484	—	—	—	—	3,800,484
Currency Futures Contracts	—	31,771	—	—	—	31,771
Equity Futures Contracts	—	145,906	—	850	—	146,756
Interest Rate Futures Contracts	—	104,233	—	104,564	—	208,797
Mutual Funds	12,907,817	—	—	—	—	12,907,817
Custom Basket Swap Agreements	—	—	—	808,818	—	808,818
Repurchase Agreements	—	—	586,727	—	—	586,727
Securities Lending Collateral	6,806	—	—	—	—	6,806
U.S. Treasury Bills	-	—	10,268,743	—	—	10,268,743
Total Assets	$27,413,809	$534,466	$10,855,470	$914,232	$—	$39,717,977

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts	$—	$21,072	$—	$—	$—	$21,072
Common Stocks	3,328,149	—	—	—	—	3,328,149
Currency Futures Contracts	—	3,516	—	—	—	3,516
Equity Futures Contracts	—	31,784	—	12,734	—	44,518
Exchange-Traded Funds	4,046,347	—	—	—	—	4,046,347
Interest Rate Futures Contracts	—	—	—	112,722	—	112,722
Custom Basket Swap Agreements	—	—	—	1,107,511	—	1,107,511
Total Liabilities	$7,374,496	$56,372	$—	$1,232,967	$—	$8,663,835

*	Other financial instruments futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended March 29, 2018, in which the portfolio company is an "affiliated person", were as follows:
Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized	Value 3/29/18	Shares 3/29/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$2,025,802	$8,121	$(1,000,000)	$(807)	$793	$1,033,909	41,274	$8,158
Guggenheim Strategy Fund II	3,742,223	21,274	–	–	(8)	3,763,489	150,479	21,237
Guggenheim Strategy Fund III	4,030,761	21,843	–	–	1,605	4,054,209	161,974	21,791
Guggenheim Variable Insurance Strategy Fund III	4,032,835	23,384	–	–	(9)	4,056,210	161,538	23,350
Closed-End Funds
Advent Claymore Convertible Securities and Income Fund	22,216	4,030	(1,516)	(96)	(1,064)	23,570	1,563	552
Advent Claymore Convertible Securities and Income Fund II	22,079	4,690	(1,667)	(188)	(1,388)	23,526	4,201	596
Advent/Claymore Enhanced Growth & Income Fund	21,959	4,818	(3,169)	(296)	(906)	22,406	2,829	678
Guggenheim Enhanced Equity Income Fund	21,387	–	(20,134)	(469)	(784)	–	–	–
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	23,400	1,918	(1,772)	(33)	(205)	23,308	2,059	234
Western Asset/Claymore Inflation-Linked Securities & Income Fund	23,580	2,442	(2,291)	(46)	(521)	23,164	2,009	221
	$13,966,242	$92,520	$(1,030,549)	$(1,935)	$(2,487)	$13,023,791		$76,817

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 37.6%
Technology - 15.3%
Apple, Inc.	13,591	$2,280,298
Microsoft Corp.	20,625	1,882,444
Intel Corp.	12,503	651,156
NVIDIA Corp.	1,620	375,176
Adobe Systems, Inc.*	1,317	284,577
Texas Instruments, Inc.	2,635	273,750
Broadcom Ltd.	1,099	258,979
QUALCOMM, Inc.	3,965	219,701
Micron Technology, Inc.*	3,097	161,477
Applied Materials, Inc.	2,814	156,486
Activision Blizzard, Inc.	2,032	137,079
Cognizant Technology Solutions Corp. — Class A	1,576	126,868
Intuit, Inc.	686	118,918
Electronic Arts, Inc.*	822	99,659
Analog Devices, Inc.	991	90,310
Lam Research Corp.	436	88,578
Fiserv, Inc.*	1,107	78,940
Autodesk, Inc.*	590	74,092
Western Digital Corp.	797	73,539
Paychex, Inc.	962	59,250
Microchip Technology, Inc.	628	57,374
NetEase, Inc. ADR	201	56,358
Cerner Corp.*	891	51,678
Xilinx, Inc.	683	49,340
Skyworks Solutions, Inc.	489	49,027
Workday, Inc. — Class A*	367	46,649
KLA-Tencor Corp.	420	45,784
Maxim Integrated Products, Inc.	753	45,346
Seagate Technology plc	763	44,651
Check Point Software Technologies Ltd.	438	43,511
ASML Holding N.V. — Class G	198	39,315
CA, Inc.	1,117	37,866
Citrix Systems, Inc.*	365	33,872
Synopsys, Inc.*	398	33,130
Take-Two Interactive Software, Inc.*	307	30,019
Cadence Design Systems, Inc.*	758	27,872
Total Technology		8,183,069
Communications - 14.2%
Amazon.com, Inc.*	1,297	1,877,200
Facebook, Inc. — Class A*	6,417	1,025,372
Alphabet, Inc. — Class C*	937	966,787
Alphabet, Inc. — Class A*	800	829,712
Cisco Systems, Inc.	12,904	553,452
Comcast Corp. — Class A	12,415	424,221
Netflix, Inc.*	1,162	343,197
Booking Holdings, Inc.*	130	270,451
Charter Communications, Inc. — Class A*	639	198,870
Baidu, Inc. ADR*	752	167,839
T-Mobile US, Inc.*	2,289	139,721
eBay, Inc.*	2,711	109,091
Twenty-First Century Fox, Inc. — Class A	2,823	103,576
JD.com, Inc. ADR*	2,470	100,010
Twenty-First Century Fox, Inc. — Class B	2,139	77,795
Sirius XM Holdings, Inc.[1]	12,031	75,073
Ctrip.com International Ltd. ADR*	1,238	57,716
Liberty Global plc — Class C	1,549	47,136
Symantec Corp.	1,665	43,040
MercadoLibre, Inc.	118	42,054
Expedia Group, Inc.	372	41,072
Vodafone Group plc ADR	1,272	35,387
DISH Network Corp. — Class A*	611	23,151
Liberty Global plc — Class A	589	18,442
Total Communications		7,570,365
Consumer, Non-cyclical - 5.2%
Amgen, Inc.	1,930	329,027
Gilead Sciences, Inc.	3,509	264,544
PayPal Holdings, Inc.*	3,215	243,922
Kraft Heinz Co.	3,265	203,377
Celgene Corp.*	2,015	179,758
Mondelez International, Inc. — Class A	3,984	166,252
Biogen, Inc.*	567	155,256
Automatic Data Processing, Inc.	1,187	134,701
Intuitive Surgical, Inc.*	301	124,262
Vertex Pharmaceuticals, Inc.*	680	110,826
Express Scripts Holding Co.*	1,512	104,449
Regeneron Pharmaceuticals, Inc.*	283	97,454
Illumina, Inc.*	394	93,150
Monster Beverage Corp.*	1,511	86,444
Alexion Pharmaceuticals, Inc.*	594	66,207
Mylan N.V.	1,437	59,161
Align Technology, Inc.*	215	53,993
Cintas Corp.	285	48,615
Incyte Corp.*	567	47,248
Verisk Analytics, Inc. — Class A*	442	45,968
IDEXX Laboratories, Inc.*	233	44,594
BioMarin Pharmaceutical, Inc.*	472	38,265
Dentsply Sirona, Inc.	615	30,941
Shire plc ADR	188	28,085
Henry Schein, Inc.*	412	27,690
Hologic, Inc.*	741	27,684
Total Consumer, Non-cyclical		2,811,873
Consumer, Cyclical - 2.6%
Costco Wholesale Corp.	1,176	221,594
Starbucks Corp.	3,765	217,956
Walgreens Boots Alliance, Inc.	2,653	173,692
Marriott International, Inc. — Class A	957	130,133
Tesla, Inc.*,1	452	120,291
Ross Stores, Inc.	1,024	79,852
American Airlines Group, Inc.	1,267	65,833
PACCAR, Inc.	943	62,398
Dollar Tree, Inc.*	635	60,261
O'Reilly Automotive, Inc.*	225	55,660
Wynn Resorts Ltd.	276	50,331
Fastenal Co.	771	42,089
Ulta Beauty, Inc.*	164	33,500
Liberty Interactive Corporation QVC Group — Class A*	1,204	30,305
Hasbro, Inc.	333	28,072
Total Consumer, Cyclical		1,371,967
Industrial - 0.3%
CSX Corp.	2,376	132,367

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 37.6% (continued)
Industrial - 0.3% (continued)
J.B. Hunt Transport Services, Inc.	295	$34,559
Total Industrial		166,926
Total Common Stocks
(Cost $12,829,027)		20,104,200

MUTUAL FUNDS† - 43.6%
Guggenheim Strategy Fund II2	561,561	14,044,634
Guggenheim Strategy Fund I2	370,382	9,278,059
Total Mutual Funds
(Cost $23,281,529)		23,322,693

	Face Amount
U.S. TREASURY BILLS†† - 1.9%
U.S. Treasury Bills
1.61% due 05/31/18[3,4,5]	$1,000,000	997,266
Total U.S. Treasury Bills
(Cost $997,282)		997,266

REPURCHASE AGREEMENTS††,6 - 4.4%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18[3]	1,766,797	1,766,797
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18[3]	578,143	578,143
Total Repurchase Agreements
(Cost $2,344,940)		2,344,940

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.49%[8]	144,501	$144,501
Total Securities Lending Collateral
(Cost $144,501)		144,501
Total Investments - 87.8%
(Cost $39,597,279)		$46,913,600
Other Assets & Liabilities, net - 12.2%		6,539,403
Total Net Assets - 100.0%		$53,453,003

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	249	Jun 2018	$32,797,035	$(454,265)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain (Loss)
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	2.24%	At Maturity	04/30/18	6,532	$42,986,384	$785,876
BNP Paribas	NASDAQ-100 Index	2.39%	At Maturity	04/30/18	690	4,541,778	21,366
Goldman Sachs International	NASDAQ-100 Index	2.34%	At Maturity	04/27/18	1,082	7,117,758	(186,788)
						$54,645,920	$620,454

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 29, 2018 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 29, 2018.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Zero coupon rate security.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7 day yield as of March 29, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$20,104,200	$—	$—	$—	$—	$20,104,200
Equity Index Swap Agreements	—	—	—	807,242	—	807,242
Mutual Funds	23,322,693	—	—	—	—	23,322,693
Repurchase Agreements	—	—	2,344,940	—	—	2,344,940
Securities Lending Collateral	144,501	—	—	—	—	144,501
U.S. Treasury Bills	—	—	997,266	—	—	997,266
Total Assets	$43,571,394	$—	$3,342,206	$807,242	$—	$47,720,842

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts	$—	$454,265	$—	$—	$—	$454,265
Equity Index Swap Agreements	—	—	—	186,788	—	186,788
Total Liabilities	$—	$454,265	$—	$186,788	$—	$641,053

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the the underlying series of Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended March 29, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Loss	Change in Unrealized	Value 03/29/18	Shares 03/29/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$18,999,077	$1,081,818	$(10,800,000)	$(4,624)	$1,788	$9,278,059	370,382	$81,958
Guggenheim Strategy Fund II	11,699,809	3,121,158	(775,000)	(1,239)	(94)	14,044,634	561,561	70,898
	$30,698,886	$4,202,976	$(11,575,000)	$(5,863)	$1,694	$23,322,693		$152,856

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 59.8%
Technology - 24.3%
Apple, Inc.	37,434	$6,280,676
Microsoft Corp.	56,807	5,184,775
Intel Corp.	34,439	1,793,583
NVIDIA Corp.	4,463	1,033,586
Adobe Systems, Inc.*	3,627	783,722
Texas Instruments, Inc.	7,258	754,034
Broadcom Ltd.	3,028	713,548
QUALCOMM, Inc.	10,922	605,188
Micron Technology, Inc.*	8,531	444,806
Applied Materials, Inc.	7,752	431,089
Activision Blizzard, Inc.	5,597	377,574
Cognizant Technology Solutions Corp. — Class A	4,338	349,209
Intuit, Inc.	1,890	327,632
Electronic Arts, Inc.*	2,263	274,366
Analog Devices, Inc.	2,728	248,603
Lam Research Corp.	1,202	244,198
Fiserv, Inc.*	3,049	217,424
Autodesk, Inc.*	1,625	204,068
Western Digital Corp.	2,195	202,533
Paychex, Inc.	2,650	163,214
Microchip Technology, Inc.	1,729	157,961
NetEase, Inc. ADR	554	155,336
Cerner Corp.*	2,454	142,332
Xilinx, Inc.	1,880	135,811
Skyworks Solutions, Inc.	1,346	134,950
Workday, Inc. — Class A*	1,011	128,508
KLA-Tencor Corp.	1,155	125,907
Maxim Integrated Products, Inc.	2,075	124,957
Seagate Technology plc	2,101	122,951
Check Point Software Technologies Ltd.*	1,206	119,804
ASML Holding N.V. — Class G	545	108,215
CA, Inc.	3,076	104,276
Citrix Systems, Inc.*	1,004	93,171
Synopsys, Inc.*	1,097	91,314
Take-Two Interactive Software, Inc.*	844	82,526
Cadence Design Systems, Inc.*	2,087	76,739
Total Technology		22,538,586
Communications - 22.5%
Amazon.com, Inc.*	3,572	5,169,898
Facebook, Inc. — Class A*	17,676	2,824,448
Alphabet, Inc. — Class C*	2,581	2,663,050
Alphabet, Inc. — Class A*	2,202	2,283,782
Cisco Systems, Inc.	35,542	1,524,397
Comcast Corp. — Class A	34,196	1,168,477
Netflix, Inc.*	3,202	945,711
Booking Holdings, Inc.*	356	740,619
Charter Communications, Inc. — Class A*	1,760	547,747
Baidu, Inc. ADR*	2,071	462,227
T-Mobile US, Inc.*	6,304	384,796
eBay, Inc.*	7,467	300,472
Twenty-First Century Fox, Inc. — Class A	7,776	285,301
JD.com, Inc. ADR*	6,804	275,494
Twenty-First Century Fox, Inc. — Class B	5,891	214,256
Sirius XM Holdings, Inc.[1]	33,139	206,787
Ctrip.com International Ltd. ADR*	3,410	158,974
Liberty Global plc — Class C*	4,267	129,845
Symantec Corp.	4,586	118,548
MercadoLibre, Inc.	326	116,183
Expedia Group, Inc.	1,026	113,281
Vodafone Group plc ADR	3,504	97,481
DISH Network Corp. — Class A*	1,682	63,731
Liberty Global plc — Class A*	1,621	50,754
Total Communications		20,846,259
Consumer, Non-cyclical - 8.4%
Amgen, Inc.	5,316	906,272
Gilead Sciences, Inc.	9,665	728,644
PayPal Holdings, Inc.*	8,854	671,753
Kraft Heinz Co.	8,992	560,112
Celgene Corp.*	5,549	495,026
Mondelez International, Inc. — Class A	10,973	457,903
Biogen, Inc.*	1,561	427,433
Automatic Data Processing, Inc.	3,270	371,079
Intuitive Surgical, Inc.*	828	341,823
Vertex Pharmaceuticals, Inc.*	1,873	305,262
Express Scripts Holding Co.*	4,164	287,649
Regeneron Pharmaceuticals, Inc.*	780	268,601
Illumina, Inc.*	1,085	256,516
Monster Beverage Corp.*	4,161	238,051
Alexion Pharmaceuticals, Inc.*	1,635	182,237
Mylan N.V. *	3,958	162,951
Align Technology, Inc.*	591	148,418
Cintas Corp.	786	134,076
Incyte Corp.*	1,562	130,161
Verisk Analytics, Inc. — Class A*	1,217	126,568
IDEXX Laboratories, Inc.*	643	123,064
BioMarin Pharmaceutical, Inc.*	1,299	105,310
Dentsply Sirona, Inc.	1,695	85,276
Shire plc ADR	517	77,235
Henry Schein, Inc.*	1,134	76,216
Hologic, Inc.*	2,040	76,214
Total Consumer, Non-cyclical		7,743,850
Consumer, Cyclical - 4.1%
Costco Wholesale Corp.	3,240	610,513
Starbucks Corp.	10,370	600,319
Walgreens Boots Alliance, Inc.	7,309	478,520
Marriott International, Inc. — Class A	2,637	358,579
Tesla, Inc.*,1	1,246	331,598
Ross Stores, Inc.	2,819	219,826
American Airlines Group, Inc.	3,491	181,392
PACCAR, Inc.	2,597	171,843
Dollar Tree, Inc.*	1,749	165,980
O'Reilly Automotive, Inc.*	617	152,633
Wynn Resorts Ltd.	760	138,594
Fastenal Co.	2,122	115,840
Ulta Beauty, Inc.*	450	91,922
Liberty Interactive Corporation QVC Group — Class A*	3,315	83,439
Hasbro, Inc.	916	77,219
Total Consumer, Cyclical		3,778,217
Industrial - 0.5%
CSX Corp.	6,546	364,678

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 59.8% (continued)
Industrial - 0.5% (continued)
J.B. Hunt Transport Services, Inc.	810	$94,891
Total Industrial		459,569
Total Common Stocks
(Cost $30,745,126)		55,366,481

MUTUAL FUNDS† - 26.8%
Guggenheim Strategy Fund II2	711,414	17,792,476
Guggenheim Strategy Fund I2	282,716	7,082,027
Total Mutual Funds
(Cost $24,846,779)		24,874,503

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 1.1%
Federal Home Loan Bank[3]
1.71% due 04/12/18[4,5]	$1,000,000	999,478
Total Federal Agency Discount Notes
(Cost $999,478)		999,478

U.S. TREASURY BILLS†† - 0.4%
U.S. Treasury Bills
1.31% due 04/19/18[4,5,6]	200,000	199,846
1.61% due 05/31/18[4,5,7]	160,000	159,562
Total U.S. Treasury Bills
(Cost $359,433)		359,408

REPURCHASE AGREEMENTS††,8 - 13.2%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18[7]	9,217,618	9,217,618
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18[7]	3,016,250	3,016,250
Total Repurchase Agreements
(Cost $12,233,868)		12,233,868

	Shares
SECURITIES LENDING COLLATERAL†,9 - 0.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.49%[10]	388,680	388,680
Total Securities Lending Collateral
(Cost $388,680)		388,680
Total Investments - 101.7%
(Cost $69,573,364)		$94,222,418
Other Assets & Liabilities, net - (1.7)%		(1,557,532)
Total Net Assets - 100.0%		$92,664,886

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	50	Jun 2018	$6,585,750	$(557,079)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain (Loss)
OTC Equity Index Swap Agreements††
BNP Paribas	NASDAQ-100 Index	2.39%	At Maturity	04/30/18	2,962	$19,491,976	$240,577
Barclays Bank plc	NASDAQ-100 Index	2.24%	At Maturity	04/30/18	848	5,582,854	102,066
Goldman Sachs International	NASDAQ-100 Index	2.34%	At Maturity	04/27/18	863	5,678,239	(149,011)
						$30,753,069	$193,632

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 29, 2018 — See Note 5.
[2]	Affiliated issuer.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Zero coupon rate security.
[6]	All or a portion of this security is pledged as futures collateral at March 29, 2018.
[7]	All or a portion of this security is pledged as equity index swap collateral at March 29, 2018.
[8]	Repurchase Agreements — See Note 4.
[9]	Securities lending collateral — See Note 5.
[10]	Rate indicated is the 7 day yield as of March 29, 2018.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$55,366,481	$—	$—	$—	$—	$55,366,481
Equity Index Swap Agreements	—	—	—	342,643	—	342,643
Federal Agency Discount Notes	—	—	999,478	—	—	999,478
Mutual Funds	24,874,503	—	—	—	—	24,874,503
Repurchase Agreements	—	—	12,233,868	—	—	12,233,868
Securities Lending Collateral	388,680	—	—	—	—	388,680
U.S. Treasury Bills	—	—	359,408	—	—	359,408
Total Assets	$80,629,664	$—	$13,592,754	$342,643	$—	$94,565,061

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts	$—	$557,079	$—	$—	$—	$557,079
Equity Index Swap Agreements	—	—	—	149,011	—	149,011
Total Liabilities	$—	$557,079	$—	$149,011	$—	$706,090

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended March 29, 2018, in which the portfolio company is an "affiliated person", were as follows:
Security Name	Value 12/31/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 3/29/18	Shares 3/29/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$4,351,654	$3,734,079	$(1,000,000)	$37	$(3,743)	$7,082,027	282,716	$33,881
Guggenheim Strategy Fund II	12,259,973	5,535,108	–	–	(2,605)	17,792,476	711,414	84,657
	$16,611,627	$9,269,187	$(1,000,000)	$37	$(6,348)	$24,874,503		$118,538

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 42.1%
Consumer, Non-cyclical - 9.1%
Johnson & Johnson	2,390	$306,279
Pfizer, Inc.	5,304	188,239
UnitedHealth Group, Inc.	862	184,468
Procter & Gamble Co.	2,246	178,063
Coca-Cola Co.	3,421	148,574
PepsiCo, Inc.	1,267	138,293
Philip Morris International, Inc.	1,384	137,570
AbbVie, Inc.	1,420	134,403
Merck & Company, Inc.	2,402	130,837
Altria Group, Inc.	1,693	105,508
Amgen, Inc.	596	101,606
Medtronic plc	1,207	96,825
Abbott Laboratories	1,551	92,936
Bristol-Myers Squibb Co.	1,455	92,029
Gilead Sciences, Inc.	1,167	87,980
PayPal Holdings, Inc.*	1,005	76,249
Thermo Fisher Scientific, Inc.	358	73,913
Eli Lilly & Co.	859	66,461
Celgene Corp.*	670	59,771
CVS Health Corp.	904	56,238
Colgate-Palmolive Co.	780	55,910
Mondelez International, Inc. — Class A	1,325	55,292
Danaher Corp.	547	53,557
Biogen, Inc.*	188	51,478
Becton Dickinson and Co.	237	51,358
Anthem, Inc.	228	50,092
Allergan plc	294	49,477
Aetna, Inc.	291	49,179
Stryker Corp.	287	46,184
Automatic Data Processing, Inc.	395	44,825
S&P Global, Inc.	226	43,180
Intuitive Surgical, Inc.*	100	41,283
Vertex Pharmaceuticals, Inc.*	226	36,833
Zoetis, Inc.	434	36,243
Cigna Corp.	216	36,232
Constellation Brands, Inc. — Class A	153	34,872
Express Scripts Holding Co.*	503	34,747
Kimberly-Clark Corp.	312	34,361
Boston Scientific Corp.*	1,225	33,467
Kraft Heinz Co.	532	33,138
Humana, Inc.	123	33,066
Ecolab, Inc.	232	31,800
Illumina, Inc.*	131	30,971
Estee Lauder Companies, Inc. — Class A	200	29,944
Baxter International, Inc.	443	28,813
Edwards Lifesciences Corp.*	187	26,090
McKesson Corp.	184	25,920
Sysco Corp.	428	25,663
HCA Healthcare, Inc.	249	24,153
Moody's Corp.	148	23,872
Regeneron Pharmaceuticals, Inc.*	69	23,761
General Mills, Inc.	507	22,846
Alexion Pharmaceuticals, Inc.*	198	22,069
Archer-Daniels-Midland Co.	498	21,598
Monster Beverage Corp.*	368	21,053
Zimmer Biomet Holdings, Inc.	181	19,736
Tyson Foods, Inc. — Class A	265	19,396
Dr Pepper Snapple Group, Inc.	160	18,941
Mylan N.V.*	459	18,897
Kroger Co.	785	18,793
Cardinal Health, Inc.	280	17,550
Centene Corp.*	155	16,565
Align Technology, Inc.*	64	16,072
Global Payments, Inc.	142	15,836
IHS Markit Ltd.*	323	15,581
Clorox Co.	115	15,308
Nektar Therapeutics*	143	15,195
IDEXX Laboratories, Inc.*	78	14,928
Laboratory Corporation of America Holdings*	91	14,719
Kellogg Co.	222	14,432
Verisk Analytics, Inc. — Class A*	138	14,352
Conagra Brands, Inc.	357	13,166
Cintas Corp.	77	13,135
Incyte Corp.*	157	13,083
United Rentals, Inc.*	75	12,955
IQVIA Holdings, Inc.*	130	12,754
Brown-Forman Corp. — Class B	234	12,702
Total System Services, Inc.	147	12,680
Equifax, Inc.	107	12,606
JM Smucker Co.	101	12,525
ResMed, Inc.	127	12,506
AmerisourceBergen Corp. — Class A	145	12,500
Hershey Co.	126	12,469
Molson Coors Brewing Co. — Class B	165	12,430
Quest Diagnostics, Inc.	121	12,136
McCormick & Company, Inc.	108	11,490
Church & Dwight Company, Inc.	217	10,928
Dentsply Sirona, Inc.	205	10,313
Cooper Companies, Inc.	44	10,068
Varian Medical Systems, Inc.*	81	9,935
Perrigo Company plc	117	9,751
Gartner, Inc.*	81	9,527
Nielsen Holdings plc	299	9,505
Universal Health Services, Inc. — Class B	78	9,236
Henry Schein, Inc.*	137	9,208
Hologic, Inc.*	246	9,191
DaVita, Inc.*	130	8,572
Avery Dennison Corp.	78	8,287
Hormel Foods Corp.	241	8,271
Western Union Co.	409	7,865
Coty, Inc. — Class A	421	7,704
Campbell Soup Co.[1]	171	7,406
Robert Half International, Inc.	111	6,426
H&R Block, Inc.	186	4,726
Quanta Services, Inc.*	137	4,706
Envision Healthcare Corp.*	108	4,151
Total Consumer, Non-cyclical		4,340,783
Financial - 8.0%
Berkshire Hathaway, Inc. — Class B*	1,715	342,108
JPMorgan Chase & Co.	3,058	336,288
Bank of America Corp.	8,524	255,635

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 42.1% (continued)
Financial - 8.0% (continued)
Wells Fargo & Co.	3,911	$204,976
Visa, Inc. — Class A	1,606	192,110
Citigroup, Inc.	2,290	154,575
Mastercard, Inc. — Class A	822	143,982
Goldman Sachs Group, Inc.	315	79,336
U.S. Bancorp	1,398	70,599
Morgan Stanley	1,229	66,317
PNC Financial Services Group, Inc.	420	63,521
American Express Co.	642	59,886
BlackRock, Inc. — Class A	110	59,589
American Tower Corp. — Class A REIT	393	57,119
Chubb Ltd.	413	56,486
Charles Schwab Corp.	1,068	55,771
CME Group, Inc. — Class A	303	49,007
Bank of New York Mellon Corp.	900	46,377
American International Group, Inc.	801	43,590
Simon Property Group, Inc. REIT	277	42,755
MetLife, Inc.	924	42,402
Capital One Financial Corp.	433	41,490
Crown Castle International Corp. REIT	369	40,446
Prudential Financial, Inc.	376	38,935
Intercontinental Exchange, Inc.	519	37,638
Marsh & McLennan Companies, Inc.	452	37,331
BB&T Corp.	693	36,064
Travelers Companies, Inc.	242	33,604
State Street Corp.	328	32,711
Progressive Corp.	519	31,623
Aon plc	219	30,732
Aflac, Inc.	694	30,370
Allstate Corp.	316	29,957
Prologis, Inc. REIT	475	29,920
Equinix, Inc. REIT	71	29,688
SunTrust Banks, Inc.	417	28,373
Public Storage REIT	133	26,652
M&T Bank Corp.	134	24,704
Weyerhaeuser Co. REIT	673	23,555
T. Rowe Price Group, Inc.	218	23,537
Discover Financial Services	316	22,730
Synchrony Financial	637	21,359
AvalonBay Communities, Inc. REIT	123	20,229
Equity Residential REIT	328	20,211
Fifth Third Bancorp	618	19,621
Northern Trust Corp.	190	19,595
Digital Realty Trust, Inc. REIT	183	19,285
Ameriprise Financial, Inc.	130	19,232
Regions Financial Corp.	1,000	18,580
KeyCorp	945	18,475
Citizens Financial Group, Inc.	434	18,219
Welltower, Inc. REIT	330	17,962
Willis Towers Watson plc	118	17,958
SBA Communications Corp. REIT*	104	17,776
Boston Properties, Inc. REIT	138	17,004
Hartford Financial Services Group, Inc.	318	16,383
Ventas, Inc. REIT	317	15,701
Huntington Bancshares, Inc.	982	14,828
Comerica, Inc.	154	14,773
Principal Financial Group, Inc.	240	14,618
Essex Property Trust, Inc. REIT	59	14,200
Lincoln National Corp.	194	14,174
E*TRADE Financial Corp.*	237	13,132
Realty Income Corp. REIT	253	13,088
CBRE Group, Inc. — Class A*	269	12,702
XL Group Ltd.	229	12,655
Host Hotels & Resorts, Inc. REIT	654	12,191
Loews Corp.	240	11,935
Invesco Ltd.	363	11,620
GGP, Inc. REIT	563	11,519
Cboe Global Markets, Inc.	100	11,410
SVB Financial Group*	47	11,280
Alexandria Real Estate Equities, Inc. REIT	90	11,240
Arthur J Gallagher & Co.	162	11,134
Vornado Realty Trust REIT	154	10,364
Raymond James Financial, Inc.	115	10,282
Franklin Resources, Inc.	290	10,057
Cincinnati Financial Corp.	133	9,877
Extra Space Storage, Inc. REIT	112	9,784
HCP, Inc. REIT	418	9,710
Unum Group	197	9,379
Affiliated Managers Group, Inc.	49	9,289
Everest Re Group Ltd.	36	9,246
Zions Bancorporation	175	9,228
Mid-America Apartment Communities, Inc. REIT	101	9,215
Alliance Data Systems Corp.	43	9,153
Nasdaq, Inc.	104	8,967
UDR, Inc. REIT	239	8,513
Duke Realty Corp. REIT	318	8,421
Iron Mountain, Inc. REIT	251	8,248
Torchmark Corp.	95	7,996
Regency Centers Corp. REIT	132	7,785
SL Green Realty Corp. REIT	80	7,746
Federal Realty Investment Trust REIT	65	7,547
Leucadia National Corp.	279	6,342
People's United Financial, Inc.	309	5,766
Apartment Investment & Management Co. — Class A REIT	140	5,705
Kimco Realty Corp. REIT	379	5,458
Macerich Co. REIT	97	5,434
Brighthouse Financial, Inc.*	85	4,369
Assurant, Inc.	47	4,296
Navient Corp.	234	3,070
Total Financial		3,787,825
Technology - 6.8%
Apple, Inc.	4,521	758,533
Microsoft Corp.	6,860	626,112
Intel Corp.	4,170	217,174
NVIDIA Corp.	539	124,827
Oracle Corp.	2,692	123,159
International Business Machines Corp.	763	117,067
Adobe Systems, Inc.*	438	94,643

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 42.1% (continued)
Technology - 6.8% (continued)
Texas Instruments, Inc.	877	$91,112
Broadcom Ltd.	366	86,248
Accenture plc — Class A	549	84,271
QUALCOMM, Inc.	1,319	73,086
salesforce.com, Inc.*	611	71,059
Micron Technology, Inc.*	1,030	53,704
Applied Materials, Inc.	936	52,051
Activision Blizzard, Inc.	676	45,603
Cognizant Technology Solutions Corp. — Class A	524	42,182
Intuit, Inc.	217	37,617
Electronic Arts, Inc.*	273	33,098
HP, Inc.	1,459	31,981
Analog Devices, Inc.	329	29,982
Lam Research Corp.	145	29,458
Fidelity National Information Services, Inc.	295	28,408
Fiserv, Inc.*	368	26,242
DXC Technology Co.	254	25,535
Autodesk, Inc.*	196	24,614
Hewlett Packard Enterprise Co.	1,396	24,486
Western Digital Corp.	265	24,452
Red Hat, Inc.*	158	23,623
Microchip Technology, Inc.	209	19,094
Paychex, Inc.	285	17,553
Xilinx, Inc.	227	16,398
Cerner Corp.*	282	16,356
Skyworks Solutions, Inc.	163	16,342
KLA-Tencor Corp.	140	15,261
Seagate Technology plc	254	14,864
NetApp, Inc.	239	14,744
ANSYS, Inc.*	75	11,752
Synopsys, Inc.*	133	11,071
Akamai Technologies, Inc.*	151	10,718
Citrix Systems, Inc.*	115	10,672
Take-Two Interactive Software, Inc.*	102	9,974
CA, Inc.	279	9,458
Cadence Design Systems, Inc.*	252	9,266
Qorvo, Inc.*	113	7,961
IPG Photonics Corp.*	34	7,935
Advanced Micro Devices, Inc.*,1	734	7,377
CSRA, Inc.	146	6,020
Xerox Corp.	191	5,497
Total Technology		3,238,640
Communications - 5.9%
Amazon.com, Inc.*	358	518,148
Facebook, Inc. — Class A*	2,135	341,152
Alphabet, Inc. — Class C*	271	279,615
Alphabet, Inc. — Class A*	266	275,879
AT&T, Inc.	5,471	195,041
Cisco Systems, Inc.	4,292	184,084
Verizon Communications, Inc.	3,678	175,882
Comcast Corp. — Class A	4,130	141,122
Walt Disney Co.	1,340	134,589
Netflix, Inc.*	387	114,300
Booking Holdings, Inc.*	43	89,457
Time Warner, Inc.	695	65,733
Charter Communications, Inc. — Class A*	166	51,662
Twenty-First Century Fox, Inc. — Class A	939	34,452
eBay, Inc.*	839	33,761
CBS Corp. — Class B	308	15,828
Motorola Solutions, Inc.	144	15,163
Omnicom Group, Inc.[1]	205	14,898
Symantec Corp.	552	14,269
CenturyLink, Inc.	867	14,245
Twenty-First Century Fox, Inc. — Class B	391	14,221
Expedia Group, Inc.	109	12,035
Viacom, Inc. — Class B	314	9,753
VeriSign, Inc.*	74	8,773
F5 Networks, Inc.*	55	7,954
Interpublic Group of Companies, Inc.	343	7,899
DISH Network Corp. — Class A*	203	7,692
Juniper Networks, Inc.	306	7,445
News Corp. — Class A	341	5,388
Discovery, Inc. — Class C*	272	5,309
TripAdvisor, Inc.*	97	3,966
Discovery, Inc. — Class A*,1	139	2,979
News Corp. — Class B	108	1,739
Total Communications		2,804,433
Industrial - 4.2%
Boeing Co.	493	161,645
3M Co.	531	116,565
General Electric Co.	7,736	104,281
Honeywell International, Inc.	670	96,822
Union Pacific Corp.	701	94,236
United Technologies Corp.	663	83,419
Caterpillar, Inc.	532	78,406
Lockheed Martin Corp.	221	74,682
United Parcel Service, Inc. — Class B	613	64,157
Raytheon Co.	257	55,466
General Dynamics Corp.	246	54,341
Northrop Grumman Corp.	155	54,114
FedEx Corp.	220	52,824
Deere & Co.	288	44,732
CSX Corp.	790	44,011
Illinois Tool Works, Inc.	274	42,925
Emerson Electric Co.	566	38,658
Norfolk Southern Corp.	253	34,352
Eaton Corporation plc	392	31,325
TE Connectivity Ltd.	313	31,269
Waste Management, Inc.	355	29,863
Johnson Controls International plc	825	29,073
Roper Technologies, Inc.	92	25,823
Amphenol Corp. — Class A	272	23,427
Cummins, Inc.	139	22,531
Corning, Inc.	774	21,579
Fortive Corp.	273	21,163
Stanley Black & Decker, Inc.	137	20,988
Parker-Hannifin Corp.	119	20,353
Rockwell Automation, Inc.	114	19,859
Rockwell Collins, Inc.	146	19,688
Agilent Technologies, Inc.	288	19,267
Ingersoll-Rand plc	223	19,069
Harris Corp.	106	17,096

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 42.1% (continued)
Industrial - 4.2% (continued)
AMETEK, Inc.	206	$15,650
WestRock Co.	227	14,567
L3 Technologies, Inc.	70	14,560
Waters Corp.*	70	13,905
Textron, Inc.	233	13,740
Dover Corp.	138	13,554
Vulcan Materials Co.	118	13,472
Republic Services, Inc. — Class A	201	13,312
Mettler-Toledo International, Inc.*	23	13,226
TransDigm Group, Inc.	43	13,198
Ball Corp.	312	12,389
Xylem, Inc.	160	12,307
CH Robinson Worldwide, Inc.	125	11,714
Martin Marietta Materials, Inc.	56	11,609
Masco Corp.	279	11,283
Huntington Ingalls Industries, Inc.	40	10,310
Kansas City Southern	92	10,106
Pentair plc	148	10,083
Expeditors International of Washington, Inc.	157	9,938
Packaging Corporation of America	84	9,467
J.B. Hunt Transport Services, Inc.	76	8,903
Arconic, Inc.	379	8,732
AO Smith Corp.	130	8,267
Fortune Brands Home & Security, Inc.	135	7,950
Snap-on, Inc.	51	7,525
PerkinElmer, Inc.	98	7,421
Allegion plc	85	7,250
Fluor Corp.	125	7,152
Sealed Air Corp.	149	6,376
Jacobs Engineering Group, Inc.	107	6,329
FLIR Systems, Inc.	124	6,201
Garmin Ltd.	99	5,834
Acuity Brands, Inc.	38	5,289
Flowserve Corp.	117	5,070
Stericycle, Inc.*	76	4,448
Total Industrial		2,019,146
Consumer, Cyclical - 3.5%
Home Depot, Inc.	1,040	185,370
Walmart, Inc.	1,293	115,038
McDonald's Corp.	710	111,030
Nike, Inc. — Class B	1,156	76,805
Costco Wholesale Corp.	391	73,676
Starbucks Corp.	1,252	72,478
Lowe's Companies, Inc.	739	64,847
Walgreens Boots Alliance, Inc.	759	49,692
TJX Companies, Inc.	563	45,918
General Motors Co.	1,125	40,883
Ford Motor Co.	3,477	38,525
Marriott International, Inc. — Class A	268	36,443
Target Corp.	484	33,604
Delta Air Lines, Inc.	579	31,735
Southwest Airlines Co.	482	27,609
Ross Stores, Inc.	340	26,513
Yum! Brands, Inc.	296	25,198
Carnival Corp.	362	23,740
VF Corp.	293	21,717
Dollar General Corp.	230	21,517
PACCAR, Inc.	314	20,777
Aptiv plc	237	20,138
Dollar Tree, Inc.*	211	20,024
American Airlines Group, Inc.	375	19,485
O'Reilly Automotive, Inc.*	75	18,554
Royal Caribbean Cruises Ltd.	152	17,896
MGM Resorts International	454	15,899
Best Buy Company, Inc.	227	15,888
AutoZone, Inc.*	24	15,569
United Continental Holdings, Inc.*	216	15,005
Lennar Corp. — Class A	243	14,323
Hilton Worldwide Holdings, Inc.	180	14,177
Fastenal Co.	256	13,975
DR Horton, Inc.	305	13,371
Tapestry, Inc.	254	13,363
Wynn Resorts Ltd.	72	13,130
Mohawk Industries, Inc.*	56	13,004
WW Grainger, Inc.	45	12,702
Genuine Parts Co.	131	11,769
Newell Brands, Inc.	432	11,007
Ulta Beauty, Inc.*	52	10,622
LKQ Corp.*	276	10,474
PVH Corp.	69	10,449
Wyndham Worldwide Corp.	89	10,184
CarMax, Inc.*	161	9,972
Kohl's Corp.	150	9,827
Norwegian Cruise Line Holdings Ltd.*	184	9,747
Whirlpool Corp.	63	9,646
Darden Restaurants, Inc.	110	9,377
Tiffany & Co.	91	8,887
BorgWarner, Inc.	176	8,841
Hasbro, Inc.	101	8,514
Michael Kors Holdings Ltd.*	135	8,381
L Brands, Inc.	219	8,368
Macy's, Inc.	272	8,089
Advance Auto Parts, Inc.	66	7,824
Chipotle Mexican Grill, Inc. — Class A*	22	7,108
Tractor Supply Co.	111	6,995
PulteGroup, Inc.	235	6,930
Alaska Air Group, Inc.	110	6,816
Harley-Davidson, Inc.	150	6,432
Gap, Inc.	194	6,053
Hanesbrands, Inc.[1]	321	5,913
Goodyear Tire & Rubber Co.	214	5,688
Ralph Lauren Corp. — Class A	49	5,478
Leggett & Platt, Inc.	118	5,235
Nordstrom, Inc.	104	5,035
Foot Locker, Inc.	108	4,918
Mattel, Inc.[1]	306	4,024
Under Armour, Inc. — Class A*,1	165	2,698
Under Armour, Inc. — Class C*,1	164	2,353
Total Consumer, Cyclical		1,663,272
Energy - 2.4%
Exxon Mobil Corp.	3,775	281,653

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 42.1% (continued)
Energy - 2.4% (continued)
Chevron Corp.	1,702	$194,096
Schlumberger Ltd.	1,233	79,874
ConocoPhillips	1,047	62,077
EOG Resources, Inc.	516	54,319
Occidental Petroleum Corp.	682	44,303
Halliburton Co.	777	36,472
Phillips 66	374	35,874
Valero Energy Corp.	386	35,809
Marathon Petroleum Corp.	423	30,926
Anadarko Petroleum Corp.	487	29,420
Pioneer Natural Resources Co.	152	26,111
Kinder Morgan, Inc.	1,690	25,451
ONEOK, Inc.	366	20,833
Concho Resources, Inc.*	133	19,994
Williams Companies, Inc.	737	18,322
Devon Energy Corp.	469	14,909
Noble Energy, Inc.	439	13,302
Apache Corp.	340	13,083
Andeavor	126	12,671
National Oilwell Varco, Inc.	339	12,479
Marathon Oil Corp.	757	12,210
Hess Corp.	239	12,098
TechnipFMC plc	391	11,515
Baker Hughes, a GE Co.	377	10,469
Equities Corp.	218	10,357
Cabot Oil & Gas Corp. — Class A	411	9,856
Cimarex Energy Co.	85	7,947
Helmerich & Payne, Inc.	97	6,456
Newfield Exploration Co.*	178	4,347
Range Resources Corp.	202	2,937
Total Energy		1,150,170
Utilities - 1.2%
NextEra Energy, Inc.	419	68,435
Duke Energy Corp.	624	48,341
Southern Co.	898	40,105
Dominion Energy, Inc.	580	39,109
Exelon Corp.	860	33,549
American Electric Power Company, Inc.	438	30,042
Sempra Energy	227	25,247
Public Service Enterprise Group, Inc.	450	22,608
Consolidated Edison, Inc.	277	21,589
Xcel Energy, Inc.	453	20,602
PG&E Corp.	459	20,164
Edison International	290	18,461
WEC Energy Group, Inc.	281	17,619
PPL Corp.	618	17,483
DTE Energy Co.	160	16,704
Eversource Energy	282	16,615
FirstEnergy Corp.	398	13,536
American Water Works Company, Inc.	159	13,059
Entergy Corp.	161	12,684
Ameren Corp.	216	12,232
CMS Energy Corp.	252	11,413
CenterPoint Energy, Inc.	384	10,522
Alliant Energy Corp.	206	8,417
NRG Energy, Inc.	269	8,213
Pinnacle West Capital Corp.	100	7,980
NiSource, Inc.	301	7,197
AES Corp.	588	6,686
SCANA Corp.	127	4,769
Total Utilities		573,381
Basic Materials - 1.0%
DowDuPont, Inc.	2,085	132,835
Monsanto Co.	393	45,859
Praxair, Inc.	256	36,941
Air Products & Chemicals, Inc.	195	31,011
LyondellBasell Industries N.V. — Class A	288	30,436
Sherwin-Williams Co.	74	29,017
PPG Industries, Inc.	227	25,333
Freeport-McMoRan, Inc.*	1,200	21,084
International Paper Co.	368	19,662
Newmont Mining Corp.	475	18,558
Nucor Corp.	283	17,289
Eastman Chemical Co.	127	13,409
International Flavors & Fragrances, Inc.	70	9,584
FMC Corp.	120	9,188
Albemarle Corp.	99	9,181
CF Industries Holdings, Inc.	208	7,848
Mosaic Co.	312	7,575
Total Basic Materials		464,810
Total Common Stocks
(Cost $18,521,462)		20,042,460

MUTUAL FUNDS† - 44.9%
Guggenheim Strategy Fund II2	487,965	12,204,006
Guggenheim Strategy Fund I2	366,678	9,185,286
Total Mutual Funds
(Cost $21,303,272)		21,389,292

	Face Amount
U.S. TREASURY BILLS†† - 1.6%
U.S. Treasury Bills
1.61% due 05/31/18[3,4,5]	$500,000	498,633
1.31% due 04/19/18[4,5,6]	250,000	249,807
Total U.S. Treasury Bills
(Cost $748,475)		748,440

REPURCHASE AGREEMENTS††,7 - 13.3%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18[3]	4,759,497	4,759,497
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18[3]	1,557,435	1,557,435
Total Repurchase Agreements
(Cost $6,316,932)		6,316,932

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
SECURITIES LENDING COLLATERAL†,8 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.49%[9]	$34,757	$34,757
Total Securities Lending Collateral
(Cost $34,757)		34,757
Total Investments - 102.0%
(Cost $46,924,898)		$48,531,881
Other Assets & Liabilities, net - (2.0)%		(931,538)
Total Net Assets - 100.0%		$47,600,343

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	87	Jun 2018	$11,489,438	$(516,916)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain (Loss)
OTC Equity Index Swap Agreements††
BNP Paribas	S&P 500 Index	2.34%	At Maturity	04/30/18	4,286	$11,318,867	$121,082
Barclays Bank plc	S&P 500 Index	2.19%	At Maturity	04/30/18	3,269	8,631,613	117,240
Goldman Sachs International	S&P 500 Index	2.24%	At Maturity	04/27/18	7,579	20,015,194	(71,201)
						$39,965,674	$167,121

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 29, 2018 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 29, 2018.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Zero coupon rate security.
[6]	All or a portion of this security is pledged as futures collateral at March 29, 2018.
[7]	Repurchase Agreements — See Note 4.
[8]	Securities lending collateral — See Note 5.
[9]	Rate indicated is the 7 day yield as of March 29, 2018.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$20,042,460	$—	$—	$—	$—	$20,042,460
Equity Index Swap Agreements	—	—	—	238,322	—	238,322
Mutual Funds	21,389,292	—	—	—	—	21,389,292
Repurchase Agreements	—	—	6,316,932	—	—	6,316,932
Securities Lending Collateral	34,757	—	—	—	—	34,757
U.S. Treasury Bills	—	—	748,440	—	—	748,440
Total Assets	$41,466,509	$—	$7,065,372	$238,322	$—	$48,770,203

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts	$—	$516,916	$—	$—	$—	$516,916
Equity Index Swap Agreements	—	—	—	71,201	—	71,201
Total Liabilities	$—	$516,916	$—	$71,201	$—	$588,117

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the the underlying series of Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended March 29, 2018, in which the portfolio company is an "affiliated person", were as follows:
Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized	Value 03/29/18	Shares 03/29/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$10,142,312	$3,220,487	$(4,175,000)	$(3,080)	$567	$9,185,286	366,678	$45,444
Guggenheim Strategy Fund II	16,526,813	75,905	(4,400,000)	1,298	(10)	12,204,006	487,965	75,684
	$26,669,125	$3,296,392	$(8,575,000)	$(1,782)	$557	$21,389,292		$121,128

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 95.2%
Mining - 95.2%
Freeport-McMoRan, Inc.*	109,196	$1,918,574
Newmont Mining Corp.	47,162	1,842,619
Barrick Gold Corp.	125,558	1,563,197
Goldcorp, Inc.	110,422	1,526,032
Franco-Nevada Corp.	21,013	1,437,079
Agnico Eagle Mines Ltd.	31,674	1,332,525
Wheaton Precious Metals Corp.	57,791	1,177,203
Randgold Resources Ltd. ADR[1]	12,670	1,054,651
Royal Gold, Inc.	10,565	907,217
Pan American Silver Corp.	46,448	750,135
AngloGold Ashanti Ltd. ADR	78,338	743,428
Kirkland Lake Gold Ltd.	44,895	694,077
Kinross Gold Corp.*	168,178	664,303
IAMGOLD Corp.*	112,720	585,017
Osisko Gold Royalties Ltd.	59,778	578,053
Sibanye Gold Ltd. ADR	136,970	546,510
Gold Fields Ltd. ADR	134,484	540,626
Alamos Gold, Inc. — Class A	102,392	533,462
Yamana Gold, Inc.	176,005	485,774
B2Gold Corp.*	175,885	480,166
Coeur Mining, Inc.*	57,414	459,312
Tahoe Resources, Inc.	97,384	456,731
SSR Mining, Inc.*	44,967	431,683
Pretium Resources, Inc.*	57,794	384,908
First Majestic Silver Corp.*,1	61,959	378,569
Novagold Resources, Inc.*	86,528	374,666
New Gold, Inc.*	143,400	369,972
Fortuna Silver Mines, Inc.*	68,892	358,927
Sandstorm Gold Ltd.*	75,155	357,738
Hecla Mining Co.	96,503	354,166
MAG Silver Corp.*	33,686	328,438
Seabridge Gold, Inc.*,1	27,696	299,117
Klondex Mines Ltd.*	117,405	275,902
Endeavour Silver Corp.*,1	78,511	190,782
Gold Resource Corp.	40,112	180,905
Total Mining		24,562,464
Total Common Stocks
(Cost $16,631,425)		24,562,464

EXCHANGE-TRADED FUNDS† - 4.1%
VanEck Vectors Junior Gold Miners ETF	32,638	1,049,312
Total Exchange-Traded Funds
(Cost $760,076)		1,049,312

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18	$143,738	143,738
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18	47,035	47,035
Total Repurchase Agreements
(Cost $190,773)		190,773

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.49%[4]	954,379	954,379
Total Securities Lending Collateral
(Cost $954,379)		954,379
Total Investments - 103.7%
(Cost $18,536,653)		$26,756,928
Other Assets & Liabilities, net - (3.7)%		(965,707)
Total Net Assets - 100.0%		$25,791,221

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 29, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of March 29, 2018.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$24,562,464	$—	$—	$24,562,464
Exchange-Traded Funds	1,049,312	—	—	1,049,312
Repurchase Agreements	—	190,773	—	190,773
Securities Lending Collateral	954,379	—	—	954,379
Total Assets	$26,566,155	$190,773	$—	$26,756,928

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 100.4%
REITs - 96.2%
REITs-Diversified - 24.0%
American Tower Corp. — Class A	1,973	$286,756
Crown Castle International Corp.	2,190	240,046
Equinix, Inc.	504	210,743
Weyerhaeuser Co.	5,271	184,485
Digital Realty Trust, Inc.	1,622	170,926
SBA Communications Corp.*	939	160,494
Vornado Realty Trust	1,895	127,534
Duke Realty Corp.	4,217	111,666
Gaming and Leisure Properties, Inc.	2,878	96,327
WP Carey, Inc.	1,497	92,799
Lamar Advertising Co. — Class A	1,357	86,387
New Residential Investment Corp.	5,059	83,221
Forest City Realty Trust, Inc. — Class A	3,998	80,999
STORE Capital Corp.	3,181	78,952
CoreSite Realty Corp.	785	78,704
Rayonier, Inc.	2,171	76,376
EPR Properties	1,298	71,909
Cousins Properties, Inc.	7,912	68,676
PotlatchDeltic Corp.	1,258	65,479
PS Business Parks, Inc.	545	61,607
Colony NorthStar, Inc. — Class A	10,759	60,466
Uniti Group, Inc.[1]	3,718	60,418
Outfront Media, Inc.	3,043	57,026
Retail Properties of America, Inc. — Class A	4,869	56,773
STAG Industrial, Inc.	2,320	55,494
GEO Group, Inc.	2,686	54,982
Washington Real Estate Investment Trust	1,947	53,153
CoreCivic, Inc.	2,654	51,806
Total REITs-Diversified		2,884,204
REITs-Office Property - 11.6%
Boston Properties, Inc.	1,257	154,888
Alexandria Real Estate Equities, Inc.	1,013	126,514
SL Green Realty Corp.	1,081	104,673
Kilroy Realty Corp.	1,350	95,796
VEREIT, Inc.	13,356	92,958
Douglas Emmett, Inc.	2,405	88,408
Hudson Pacific Properties, Inc.	2,479	80,642
Highwoods Properties, Inc.	1,715	75,151
JBG SMITH Properties	2,100	70,791
Equity Commonwealth*	2,290	70,234
Paramount Group, Inc.	4,625	65,860
Brandywine Realty Trust	3,740	59,391
Empire State Realty Trust, Inc. — Class A	3,531	59,285
Corporate Office Properties Trust	2,209	57,058
Piedmont Office Realty Trust, Inc. — Class A	3,112	54,740
Columbia Property Trust, Inc.	2,673	54,690
Mack-Cali Realty Corp.	2,578	43,078
Government Properties Income Trust	3,052	41,690
Total REITs-Office Property		1,395,847
REITs-Apartments - 10.5%
Equity Residential	2,817	173,584
AvalonBay Communities, Inc.	1,040	171,038
Essex Property Trust, Inc.	595	143,205
Invitation Homes, Inc.	5,425	123,853
Mid-America Apartment Communities, Inc.	1,270	115,875
UDR, Inc.	3,126	111,348
Camden Property Trust	1,199	100,932
Apartment Investment & Management Co. — Class A	2,234	91,035
American Homes 4 Rent — Class A	4,311	86,565
American Campus Communities, Inc.	2,144	82,801
Education Realty Trust, Inc.	1,733	56,756
Total REITs-Apartments		1,256,992
REITs-Health Care - 9.0%
Welltower, Inc.	2,982	162,310
Ventas, Inc.	3,037	150,423
HCP, Inc.	5,164	119,960
Healthcare Trust of America, Inc. — Class A	3,206	84,799
Omega Healthcare Investors, Inc.[1]	3,065	82,878
Medical Properties Trust, Inc.	5,992	77,896
Senior Housing Properties Trust	4,362	68,309
Healthcare Realty Trust, Inc.	2,415	66,920
Sabra Health Care REIT, Inc.	3,559	62,816
Physicians Realty Trust	3,932	61,221
National Health Investors, Inc.	880	59,215
Quality Care Properties, Inc.*	2,597	50,460
CareTrust REIT, Inc.	2,673	35,818
Total REITs-Health Care		1,083,025
REITs-Hotels - 7.7%
Host Hotels & Resorts, Inc.	7,063	131,654
MGM Growth Properties LLC — Class A	3,520	93,421
Park Hotels & Resorts, Inc.	3,098	83,708
Hospitality Properties Trust	2,898	73,435
Apple Hospitality REIT, Inc.	4,120	72,388
Ryman Hospitality Properties, Inc.	913	70,712
LaSalle Hotel Properties	2,367	68,667
Sunstone Hotel Investors, Inc.	4,405	67,044
RLJ Lodging Trust	3,360	65,318
Pebblebrook Hotel Trust	1,583	54,376
Xenia Hotels & Resorts, Inc.	2,606	51,390
DiamondRock Hospitality Co.	4,906	51,219
Summit Hotel Properties, Inc.	3,176	43,225
Total REITs-Hotels		926,557
REITs-Warehouse/Industries - 6.7%
Prologis, Inc.	3,271	206,040
Liberty Property Trust	2,157	85,698
DCT Industrial Trust, Inc.	1,448	81,580
CyrusOne, Inc.	1,567	80,246

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 100.4% (continued)
REITs - 96.2% (continued)
REITs-Warehouse/Industries - 6.7% (continued)
First Industrial Realty Trust, Inc.	2,279	$66,615
Gramercy Property Trust	3,039	66,037
EastGroup Properties, Inc.	722	59,681
Rexford Industrial Realty, Inc.	1,880	54,125
QTS Realty Trust, Inc. — Class A	1,384	50,128
Terreno Realty Corp.	1,420	49,004
Total REITs-Warehouse/Industries		799,154
REITs-Regional Malls – 6.0%
Simon Property Group, Inc.	1,612	248,812
GGP, Inc.	7,622	155,946
Macerich Co.	1,769	99,099
Taubman Centers, Inc.	1,160	66,016
Tanger Factory Outlet Centers, Inc.[1]	2,373	52,206
Washington Prime Group, Inc.	6,093	40,640
Pennsylvania Real Estate Investment Trust	3,021	29,153
CBL & Associates Properties, Inc.[1]	6,921	28,861
Total REITs-Regional Malls		720,733
REITs-Shopping Centers - 5.9%
Regency Centers Corp.	1,914	112,888
Federal Realty Investment Trust	891	103,454
Kimco Realty Corp.	6,138	88,387
Brixmor Property Group, Inc.	5,016	76,494
Weingarten Realty Investors	2,449	68,768
DDR Corp.	7,942	58,215
Urban Edge Properties	2,595	55,403
Acadia Realty Trust	2,070	50,922
Retail Opportunity Investments Corp.	2,866	50,642
Kite Realty Group Trust	2,635	40,131
Total REITs-Shopping Centers		705,304
REITs-Mortgage - 5.8%
Annaly Capital Management, Inc.	11,994	125,097
AGNC Investment Corp.	5,208	98,535
Starwood Property Trust, Inc.	3,995	83,695
Blackstone Mortgage Trust, Inc. — Class A1	2,091	65,699
Chimera Investment Corp.	3,715	64,678
MFA Financial, Inc.	8,260	62,198
Two Harbors Investment Corp.	3,830	58,867
Invesco Mortgage Capital, Inc.	2,986	48,911
Apollo Commercial Real Estate Finance, Inc.	2,720	48,906
ARMOUR Residential REIT, Inc.	1,540	35,851
Total REITs-Mortgage		692,437
REITs-Storage – 4.9%
Public Storage	1,053	211,011
Extra Space Storage, Inc.	1,346	117,587
Iron Mountain, Inc.	3,316	108,964
CubeSmart	2,894	81,611
Life Storage, Inc.	850	70,992
Total REITs-Storage		590,165
REITs-Single Tenant - 2.4%
Realty Income Corp.	2,677	138,481
National Retail Properties, Inc.	2,259	88,688
Spirit Realty Capital, Inc.	8,485	65,844
Total REITs-Single Tenant		293,013
REITs-Manufactured Homes - 1.7%
Equity LifeStyle Properties, Inc.	1,159	101,725
Sun Communities, Inc.	1,069	97,675
Total REITs-Manufactured Homes		199,400
Total REITs		11,546,831
Real Estate - 4.2%
Real Estate Management/Services - 3.5%
CBRE Group, Inc. — Class A*	3,027	142,935
Jones Lang LaSalle, Inc.	583	101,815
Realogy Holdings Corp.	2,521	68,773
Kennedy-Wilson Holdings, Inc.	3,347	58,238
Redfin Corp.*,1	2,140	48,857
Total Real Estate Management/Services		420,618
Real Estate Operations/Development - 0.7%
Howard Hughes Corp.*	632	87,930
Total Real Estate		508,548
Total Common Stocks
(Cost $8,290,335)		12,055,379

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.2%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18	$17,855	17,855
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18	5,842	5,842
Total Repurchase Agreements
(Cost $23,697)		23,697

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.49%[4]	245,218	245,218
Total Securities Lending Collateral
(Cost $245,218)		245,218
Total Investments - 102.6%
(Cost $8,559,250)		$12,324,294
Other Assets & Liabilities, net - (2.6)%		(314,778)
Total Net Assets - 100.0%		$12,009,516

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 29, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of March 29, 2018.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$12,055,379	$—	$—	$12,055,379
Repurchase Agreements	—	23,697	—	23,697
Securities Lending Collateral	245,218	—	—	245,218
Total Assets	$12,300,597	$23,697	$—	$12,324,294

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 99.5%
Retail - 68.9%
Walmart, Inc.	4,530	$403,034
Home Depot, Inc.	1,981	353,093
Costco Wholesale Corp.	1,196	225,362
Lowe's Companies, Inc.	2,415	211,916
Walgreens Boots Alliance, Inc.	2,932	191,958
CVS Health Corp.	3,003	186,817
TJX Companies, Inc.	2,166	176,659
Target Corp.	2,173	150,871
Ross Stores, Inc.	1,746	136,153
Dollar General Corp.	1,382	129,286
Dollar Tree, Inc.*	1,257	119,289
O'Reilly Automotive, Inc.*	447	110,579
Best Buy Company, Inc.	1,555	108,834
AutoZone, Inc.*	160	103,790
Genuine Parts Co.	990	88,942
Ulta Beauty, Inc.*	425	86,815
Tiffany & Co.	870	84,964
Gap, Inc.	2,690	83,928
Kohl's Corp.	1,278	83,722
CarMax, Inc.*	1,333	82,566
L Brands, Inc.	2,022	77,261
Burlington Stores, Inc.*	570	75,896
Macy's, Inc.	2,546	75,718
Advance Auto Parts, Inc.	611	72,434
Nordstrom, Inc.	1,432	69,323
Tractor Supply Co.	1,084	68,314
Foot Locker, Inc.	1,320	60,113
Floor & Decor Holdings, Inc. — Class A*	1,120	58,374
Williams-Sonoma, Inc.[1]	986	52,021
Five Below, Inc.*	702	51,485
Dick's Sporting Goods, Inc.	1,438	50,402
Urban Outfitters, Inc.*	1,363	50,377
AutoNation, Inc.*	1,046	48,932
Ollie's Bargain Outlet Holdings, Inc.*	801	48,300
American Eagle Outfitters, Inc.	2,360	47,035
Penske Automotive Group, Inc.	1,053	46,680
Michaels Companies, Inc.*	2,221	43,776
Bed Bath & Beyond, Inc.	1,976	41,476
PriceSmart, Inc.	474	39,603
RH*,1	411	39,160
Guess?, Inc.	1,838	38,120
Lithia Motors, Inc. — Class A	373	37,494
Children's Place, Inc.	276	37,329
Dillard's, Inc. — Class A1	448	35,992
DSW, Inc. — Class A	1,602	35,981
Sally Beauty Holdings, Inc.*	2,096	34,479
Signet Jewelers Ltd.	875	33,705
Abercrombie & Fitch Co. — Class A	1,371	33,192
Big Lots, Inc.	727	31,646
Party City Holdco, Inc.*	1,940	30,264
Asbury Automotive Group, Inc.*	426	28,755
Tailored Brands, Inc.	1,138	28,518
Chico's FAS, Inc.	3,014	27,247
Group 1 Automotive, Inc.	416	27,181
Conn's, Inc.*	744	25,296
GameStop Corp. — Class A	1,985	25,051
PetMed Express, Inc.	517	21,585
Zumiez, Inc.*	895	21,391
Finish Line, Inc. — Class A	1,543	20,892
Lumber Liquidators Holdings, Inc.*,1	834	19,949
Express, Inc.*	2,569	18,394
Hibbett Sports, Inc.*	721	17,268
Tile Shop Holdings, Inc.	2,318	13,908
GNC Holdings, Inc. — Class A*,1	3,516	13,572
Total Retail		4,892,467
Internet - 24.8%
Amazon.com, Inc.*	428	619,462
Netflix, Inc.*	900	265,815
Booking Holdings, Inc.*	122	253,808
JD.com, Inc. ADR*	2,878	116,530
Expedia Group, Inc.	908	100,252
Ctrip.com International Ltd. ADR*	2,019	94,126
Vipshop Holdings Ltd. ADR*	4,050	67,311
TripAdvisor, Inc.*	1,408	57,573
Wayfair, Inc. — Class A*	795	53,686
Shutterfly, Inc.*	483	39,244
Groupon, Inc. — Class A*,1	8,760	38,018
Liberty Expedia Holdings, Inc. — Class A*	928	36,452
Overstock.com, Inc.*,1	500	18,125
Total Internet		1,760,402
Distribution & Wholesale - 2.3%
LKQ Corp.*	2,192	83,186
Pool Corp.	405	59,219
Core-Mark Holding Company, Inc.	1,123	23,875
Total Distribution & Wholesale		166,280
Commercial Services - 1.7%
Aaron's, Inc.	942	43,897
Monro, Inc.	612	32,803
NutriSystem, Inc.	758	20,428
Rent-A-Center, Inc.[1]	2,333	20,134
Total Commercial Services		117,262
Leisure Time - 0.9%
Camping World Holdings, Inc. — Class A	1,250	40,313
Liberty TripAdvisor Holdings, Inc. — Class A*	2,008	21,586
Total Leisure Time		61,899
Oil & Gas - 0.5%
Murphy USA, Inc.*	526	38,293
Home Furnishings - 0.4%
Sleep Number Corp.*	798	28,050
Total Common Stocks
(Cost $5,717,783)		7,064,653

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.2%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18	$12,127	$12,127
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18	3,968	3,968
Total Repurchase Agreements
(Cost $16,095)		16,095

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.49%[4]	103,236	103,236
Total Securities Lending Collateral
(Cost $103,236)		103,236
Total Investments - 101.2%
(Cost $5,837,114)		$7,183,984
Other Assets & Liabilities, net - (1.2)%		(82,296)
Total Net Assets - 100.0%		$7,101,688

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 29, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of March 29, 2018.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,064,653	$—	$—	$7,064,653
Repurchase Agreements	—	16,095	—	16,095
Securities Lending Collateral	103,236	—	—	103,236
Total Assets	$7,167,889	$16,095	$—	$7,183,984

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 20.8%
Financial - 5.0%
MGIC Investment Corp.*	338	$4,394
Sterling Bancorp	192	4,330
Wintrust Financial Corp.	50	4,303
Umpqua Holdings Corp.	200	4,282
Texas Capital Bancshares, Inc.*	46	4,135
Primerica, Inc.	41	3,961
Hancock Holding Co.	76	3,929
Radian Group, Inc.	198	3,770
Stifel Financial Corp.	61	3,613
IBERIABANK Corp.	46	3,588
Chemical Financial Corp.	64	3,500
CNO Financial Group, Inc.	154	3,337
Cousins Properties, Inc. REIT	381	3,307
Home BancShares, Inc.	142	3,239
Selective Insurance Group, Inc.	53	3,217
Investors Bancorp, Inc.	234	3,192
First Industrial Realty Trust, Inc. REIT	109	3,186
Ryman Hospitality Properties, Inc. REIT	41	3,175
United Bankshares, Inc.	90	3,173
Gramercy Property Trust REIT	145	3,151
Sunstone Hotel Investors, Inc. REIT	207	3,151
Essent Group Ltd.*	74	3,149
Evercore, Inc. — Class A	36	3,139
Healthcare Realty Trust, Inc. REIT	112	3,104
LaSalle Hotel Properties REIT	104	3,017
RLJ Lodging Trust REIT	155	3,013
MB Financial, Inc.	74	2,996
UMB Financial Corp.	41	2,968
Ellie Mae, Inc.*	32	2,942
Valley National Bancorp	233	2,903
South State Corp.	34	2,900
First Citizens BancShares, Inc. — Class A	7	2,893
Sabra Health Care REIT, Inc.	160	2,824
PotlatchDeltic Corp. REIT	54	2,811
Washington Federal, Inc.	80	2,768
Cathay General Bancorp	69	2,759
Fulton Financial Corp.	155	2,751
Columbia Banking System, Inc.	65	2,727
Glacier Bancorp, Inc.	71	2,725
First Financial Bankshares, Inc.	57	2,639
Physicians Realty Trust REIT	164	2,553
National Health Investors, Inc. REIT	37	2,490
EastGroup Properties, Inc. REIT	30	2,480
BancorpSouth Bank	77	2,449
Community Bank System, Inc.	45	2,410
American Equity Investment Life Holding Co.	79	2,320
GEO Group, Inc. REIT	112	2,293
Education Realty Trust, Inc. REIT	70	2,293
RLI Corp.	36	2,282
First Midwest Bancorp, Inc.	92	2,262
Bank of NT Butterfield & Son Ltd.	49	2,199
Blackhawk Network Holdings, Inc.*	49	2,190
BofI Holding, Inc.*	54	2,189
Great Western Bancorp, Inc.	54	2,175
Pebblebrook Hotel Trust REIT	63	2,164
Simmons First National Corp. — Class A	75	2,134
Hope Bancorp, Inc.	117	2,128
Kemper Corp.	37	2,109
CVB Financial Corp.	93	2,106
Enstar Group Ltd.*	10	2,103
United Community Banks, Inc.	66	2,089
STAG Industrial, Inc. REIT	86	2,057
Old National Bancorp	121	2,045
PS Business Parks, Inc. REIT	18	2,035
Rexford Industrial Realty, Inc. REIT	70	2,015
Urban Edge Properties REIT	93	1,986
Washington Real Estate Investment Trust	72	1,966
Xenia Hotels & Resorts, Inc. REIT	98	1,933
DiamondRock Hospitality Co. REIT	183	1,911
International Bancshares Corp.	49	1,906
Trustmark Corp.	61	1,901
Kennedy-Wilson Holdings, Inc.	109	1,897
Acadia Realty Trust REIT	77	1,894
LegacyTexas Financial Group, Inc.	44	1,884
Union Bankshares Corp.	51	1,872
Financial Engines, Inc.	53	1,855
Ameris Bancorp	34	1,799
Independent Bank Corp.	25	1,789
Apollo Commercial Real Estate Finance, Inc. REIT	99	1,780
Argo Group International Holdings Ltd.	31	1,779
Retail Opportunity Investments Corp. REIT	100	1,767
Renasant Corp.	41	1,745
FCB Financial Holdings, Inc. — Class A*	34	1,737
ServisFirst Bancshares, Inc.	42	1,714
Invesco Mortgage Capital, Inc. REIT	103	1,687
Eagle Bancorp, Inc.*	28	1,676
WageWorks, Inc.*	37	1,672
Quality Care Properties, Inc. REIT*	86	1,671
QTS Realty Trust, Inc. — Class A REIT	46	1,666
Banner Corp.	30	1,665
TowneBank	58	1,659
Terreno Realty Corp. REIT	48	1,656
First Financial Bancorp	56	1,644
HFF, Inc. — Class A	33	1,640
Horace Mann Educators Corp.	38	1,625
WesBanco, Inc.	38	1,607
Hilltop Holdings, Inc.	67	1,572
Lexington Realty Trust REIT	198	1,558

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 20.8% (continued)
Financial - 5.0% (continued)
PRA Group, Inc.*	41	$1,558
Walker & Dunlop, Inc.	26	1,545
First Merchants Corp.	37	1,543
Chesapeake Lodging Trust REIT	54	1,502
Waddell & Reed Financial, Inc. — Class A	74	1,496
Moelis & Co. — Class A	29	1,475
CenterState Bank Corp.	55	1,459
Capitol Federal Financial, Inc.	118	1,457
Pacific Premier Bancorp, Inc.*	36	1,447
Alexander & Baldwin, Inc. REIT	62	1,434
Provident Financial Services, Inc.	56	1,433
Northwest Bancshares, Inc.	86	1,424
LTC Properties, Inc. REIT	37	1,406
Berkshire Hills Bancorp, Inc.	37	1,404
Westamerica Bancorporation	24	1,394
Mack-Cali Realty Corp. REIT	83	1,387
NBT Bancorp, Inc.	39	1,384
Artisan Partners Asset Management, Inc. — Class A	41	1,365
Infinity Property & Casualty Corp.	11	1,302
Genworth Financial, Inc. — Class A*	458	1,296
WSFS Financial Corp.	27	1,293
Four Corners Property Trust, Inc. REIT	56	1,293
Summit Hotel Properties, Inc. REIT	95	1,293
S&T Bancorp, Inc.	32	1,278
Agree Realty Corp. REIT	26	1,249
Park National Corp.	12	1,245
First Commonwealth Financial Corp.	88	1,243
American Assets Trust, Inc. REIT	37	1,236
Employers Holdings, Inc.	30	1,214
Government Properties Income Trust REIT	87	1,188
Kite Realty Group Trust REIT	77	1,173
Third Point Reinsurance Ltd.*	84	1,172
Heartland Financial USA, Inc.	22	1,167
Piper Jaffray Cos.	14	1,163
Boston Private Financial Holdings, Inc.	76	1,144
Washington Prime Group, Inc. REIT	171	1,141
Brookline Bancorp, Inc.	70	1,134
Independent Bank Group, Inc.	16	1,131
Sandy Spring Bancorp, Inc.	29	1,124
Houlihan Lokey, Inc.	25	1,115
Select Income REIT	57	1,110
First Busey Corp.	37	1,100
Navigators Group, Inc.	19	1,095
National General Holdings Corp.	45	1,094
BrightSphere Investment Group plc	69	1,087
Ladder Capital Corp. — Class A REIT	72	1,086
Redwood Trust, Inc. REIT	70	1,083
PennyMac Mortgage Investment Trust REIT	60	1,082
Lakeland Financial Corp.	23	1,063
Seacoast Banking Corporation of Florida*	40	1,059
Cannae Holdings, Inc.*	56	1,056
First BanCorp*	175	1,053
OceanFirst Financial Corp.	39	1,043
Encore Capital Group, Inc.*	23	1,040
LendingClub Corp.*	296	1,036
Global Net Lease, Inc. REIT	61	1,030
National Storage Affiliates Trust REIT	41	1,028
State Bank Financial Corp.	34	1,020
Safety Insurance Group, Inc.	13	999
Tompkins Financial Corp.	13	985
Meta Financial Group, Inc.	9	983
Beneficial Bancorp, Inc.	63	980
RE/MAX Holdings, Inc. — Class A	16	967
WisdomTree Investments, Inc.	105	963
Monmouth Real Estate Investment Corp.	64	963
AmTrust Financial Services, Inc.	78	960
City Holding Co.	14	960
United Fire Group, Inc.	20	957
CYS Investments, Inc. REIT	140	941
AMERISAFE, Inc.	17	939
Enterprise Financial Services Corp.	20	938
Kearny Financial Corp.	72	936
Universal Insurance Holdings, Inc.	29	925
CareTrust REIT, Inc.	69	925
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	47	916
First Interstate BancSystem, Inc. — Class A	23	910
ARMOUR Residential REIT, Inc.	39	908
Southside Bancshares, Inc.	26	903
MainSource Financial Group, Inc.	22	894
Hanmi Financial Corp.	29	892
First Bancorp	25	891
Nelnet, Inc. — Class A	17	891
Ramco-Gershenson Properties Trust REIT	72	890
Meridian Bancorp, Inc.	44	887
Aircastle Ltd.	44	874
NMI Holdings, Inc. — Class A*	52	861
PJT Partners, Inc. — Class A	17	852
BancFirst Corp.	16	850
Stewart Information Services Corp.	19	835
Heritage Financial Corp.	27	826
Seritage Growth Properties REIT[1]	23	818
James River Group Holdings Ltd.	23	816

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 20.8% (continued)
Financial - 5.0% (continued)
Lakeland Bancorp, Inc.	41	$814
Cohen & Steers, Inc.	20	813
Tier REIT, Inc.	44	813
Franklin Street Properties Corp. REIT	96	807
National Bank Holdings Corp. — Class A	24	798
Virtu Financial, Inc. — Class A	24	792
Bryn Mawr Bank Corp.	18	791
Chatham Lodging Trust REIT	41	785
ConnectOne Bancorp, Inc.	27	778
InfraREIT, Inc.	40	777
Easterly Government Properties, Inc. REIT	38	775
St. Joe Co.*	41	773
Preferred Bank/Los Angeles CA	12	770
Central Pacific Financial Corp.	27	768
Alexander's, Inc. REIT	2	762
United Financial Bancorp, Inc.	47	761
MBIA, Inc.*,1	82	759
1st Source Corp.	15	759
Customers Bancorp, Inc.*	26	758
Banc of California, Inc.[1]	39	753
Washington Trust Bancorp, Inc.	14	753
Capstead Mortgage Corp. REIT	86	744
Virtus Investment Partners, Inc.	6	743
Stock Yards Bancorp, Inc.	21	737
MTGE Investment Corp. REIT	41	734
TrustCo Bank Corp. NY	85	718
HomeStreet, Inc.*	25	716
Cass Information Systems, Inc.	12	714
Flagstar Bancorp, Inc.*	20	708
TriCo Bancshares	19	707
Independence Realty Trust, Inc. REIT	77	707
Getty Realty Corp. REIT	28	706
CoBiz Financial, Inc.	36	706
Flushing Financial Corp.	26	701
Federal Agricultural Mortgage Corp. — Class C	8	696
Enova International, Inc.*	31	684
Carolina Financial Corp.	17	668
Kinsale Capital Group, Inc.	13	667
Univest Corporation of Pennsylvania	24	665
Universal Health Realty Income Trust REIT	11	661
Triumph Bancorp, Inc.*	16	659
Ambac Financial Group, Inc.*	42	659
NorthStar Realty Europe Corp. REIT	50	651
R1 RCM, Inc.*	91	650
Hersha Hospitality Trust REIT	36	644
CBL & Associates Properties, Inc. REIT[1]	153	638
German American Bancorp, Inc.	19	634
Community Trust Bancorp, Inc.	14	633
Horizon Bancorp	21	630
Trupanion, Inc.*	21	628
Northfield Bancorp, Inc.	40	624
FBL Financial Group, Inc. — Class A	9	624
Guaranty Bancorp	22	624
Camden National Corp.	14	623
Diamond Hill Investment Group, Inc.	3	620
New Senior Investment Group, Inc. REIT	75	614
iStar, Inc. REIT*	60	610
National Western Life Group, Inc. — Class A	2	610
New York Mortgage Trust, Inc. REIT[1]	102	605
First of Long Island Corp.	22	604
Bridge Bancorp, Inc.	18	604
Pennsylvania Real Estate Investment Trust	62	598
INTL FCStone, Inc.*	14	597
Investment Technology Group, Inc.	30	592
Live Oak Bancshares, Inc.	21	584
First Defiance Financial Corp.	10	573
Investors Real Estate Trust REIT	110	571
Armada Hoffler Properties, Inc. REIT	41	561
Heritage Commerce Corp.	34	560
Oritani Financial Corp.	36	553
Dime Community Bancshares, Inc.	30	552
Marcus & Millichap, Inc.*	15	541
Urstadt Biddle Properties, Inc. — Class A REIT	28	540
Peapack Gladstone Financial Corp.	16	534
Opus Bank	19	532
Peoples Bancorp, Inc.	15	532
World Acceptance Corp.*,1	5	526
Saul Centers, Inc. REIT	10	510
First Foundation, Inc.*	27	501
Great Southern Bancorp, Inc.	10	499
Mercantile Bank Corp.	15	499
QCR Holdings, Inc.	11	493
Cadence BanCorp	18	490
TriState Capital Holdings, Inc.*	21	488
FB Financial Corp.*	12	487
CatchMark Timber Trust, Inc. — Class A REIT	39	486
Bancorp, Inc.*	45	486
Nationstar Mortgage Holdings, Inc.*	27	485
Hamilton Lane, Inc. — Class A	13	484
National Commerce Corp.*	11	479
Midland States Bancorp, Inc.	15	473
Preferred Apartment Communities, Inc. — Class A REIT	33	468
Front Yard Residential Corp. REIT	46	462
Fidelity Southern Corp.	20	461
Blue Hills Bancorp, Inc.	22	459

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 20.8% (continued)
Financial - 5.0% (continued)
Ashford Hospitality Trust, Inc. REIT	70	$452
AG Mortgage Investment Trust, Inc. REIT	26	452
Gladstone Commercial Corp. REIT	26	451
CorEnergy Infrastructure Trust, Inc. REIT	12	450
Greenlight Capital Re Ltd. — Class A*	28	449
First Community Bancshares, Inc.	15	448
United Community Financial Corp.	45	444
Veritex Holdings, Inc.*	16	443
Nicolet Bankshares, Inc.*	8	441
Independent Bank Corp.	19	435
Allegiance Bancshares, Inc.*	11	431
State Auto Financial Corp.	15	429
OFG Bancorp	41	428
Green Bancorp, Inc.*	19	423
Anworth Mortgage Asset Corp. REIT	88	422
RMR Group, Inc. — Class A	6	420
First Financial Corp.	10	416
Maiden Holdings Ltd.	64	416
Bank of Marin Bancorp	6	414
Community Healthcare Trust, Inc. REIT	16	412
CNB Financial Corp.	14	407
Greenhill & Company, Inc.	22	407
Waterstone Financial, Inc.	23	398
NexPoint Residential Trust, Inc. REIT	16	397
Granite Point Mortgage Trust, Inc. REIT	24	397
Ocwen Financial Corp.*	96	396
Westwood Holdings Group, Inc.	7	395
Equity Bancshares, Inc. — Class A*	10	392
Republic First Bancorp, Inc.*	45	392
Franklin Financial Network, Inc.*	12	391
HomeTrust Bancshares, Inc.*	15	391
UMH Properties, Inc. REIT	29	389
Bar Harbor Bankshares	14	388
People's Utah Bancorp	12	388
Financial Institutions, Inc.	13	385
West Bancorporation, Inc.	15	384
Old Second Bancorp, Inc.	27	375
Arrow Financial Corp.	11	373
Access National Corp.	13	371
B. Riley Financial, Inc.	19	371
Western Asset Mortgage Capital Corp. REIT	38	368
United Insurance Holdings Corp.	19	364
Whitestone REIT — Class B	35	364
Atlantic Capital Bancshares, Inc.*	20	362
Republic Bancorp, Inc. — Class A	9	345
PennyMac Financial Services, Inc. — Class A*	15	340
FRP Holdings, Inc.*	6	336
PCSB Financial Corp.*	16	336
MidWestOne Financial Group, Inc.	10	333
First Connecticut Bancorp, Inc.	13	333
Farmers National Banc Corp.	24	332
First Mid-Illinois Bancshares, Inc.	9	328
City Office REIT, Inc.	28	324
Farmers & Merchants Bancorp, Inc.	8	323
Sierra Bancorp	12	320
Peoples Financial Services Corp.	7	320
Cedar Realty Trust, Inc. REIT	81	319
Health Insurance Innovations, Inc. — Class A*	11	318
Enterprise Bancorp, Inc.	9	318
Southern National Bancorp of Virginia, Inc.	20	317
Citizens, Inc.*	43	315
PHH Corp.*	30	314
One Liberty Properties, Inc. REIT	14	309
Ares Commercial Real Estate Corp. REIT	25	309
Ladenburg Thalmann Financial Services, Inc.	93	304
Cowen, Inc. — Class A*	23	304
Heritage Insurance Holdings, Inc.[1]	20	303
Dynex Capital, Inc. REIT	45	298
Clifton Bancorp, Inc.	19	297
Orchid Island Capital, Inc. REIT	40	295
First Bancshares, Inc.	9	290
Arlington Asset Investment Corp. — Class A	26	287
Regional Management Corp.*	9	287
MedEquities Realty Trust, Inc. REIT	27	284
First Bancorp, Inc.	10	280
Farmers Capital Bank Corp.	7	280
Citizens & Northern Corp.	12	277
Western New England Bancorp, Inc.	26	277
National Bankshares, Inc.	6	270
HCI Group, Inc.	7	267
Southern First Bancshares, Inc.*	6	267
Altisource Portfolio Solutions S.A.*	10	266
Old Line Bancshares, Inc.	8	264
American National Bankshares, Inc.	7	263
First Internet Bancorp	7	259
Oppenheimer Holdings, Inc. — Class A	10	257
On Deck Capital, Inc.*	46	257
Resource Capital Corp. REIT	27	257
Marlin Business Services Corp.	9	255
Consolidated-Tomoka Land Co.	4	251

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 20.8% (continued)
Financial - 5.0% (continued)
WMIH Corp.*	177	$251
Redfin Corp.*,1	11	251
Farmland Partners, Inc. REIT	30	250
Summit Financial Group, Inc.	10	250
Capital City Bank Group, Inc.	10	247
Macatawa Bank Corp.	24	246
BSB Bancorp, Inc.*	8	245
Sutherland Asset Management Corp. REIT	16	242
Global Indemnity Ltd	7	242
Century Bancorp, Inc. — Class A	3	238
BankFinancial Corp.	14	238
Territorial Bancorp, Inc.	8	237
Ashford Hospitality Prime, Inc. REIT	24	233
Civista Bancshares, Inc.	10	229
Codorus Valley Bancorp, Inc.	8	225
Charter Financial Corp.	11	224
KKR Real Estate Finance Trust, Inc.	11	221
Safeguard Scientifics, Inc.*	18	220
Ames National Corp.	8	220
Southern Missouri Bancorp, Inc.	6	220
MutualFirst Financial, Inc.	6	217
Jernigan Capital, Inc. REIT	12	217
EMC Insurance Group, Inc.	8	217
GAIN Capital Holdings, Inc.	32	216
Home Bancorp, Inc.	5	216
HarborOne Bancorp, Inc.*	12	212
Shore Bancshares, Inc.	11	207
Northrim BanCorp, Inc.	6	207
Hingham Institution for Savings	1	206
ACNB Corp.	7	205
Union Bankshares, Inc.	4	203
eHealth, Inc.*	14	200
Investors Title Co.	1	200
TPG RE Finance Trust, Inc. REIT	10	199
Baldwin & Lyons, Inc. — Class B	9	198
Central Valley Community Bancorp	10	196
Bear State Financial, Inc.	19	195
Cherry Hill Mortgage Investment Corp. REIT	11	193
Forestar Group, Inc.*,1	9	190
Great Ajax Corp. REIT	14	190
Federated National Holding Co.	12	189
Riverview Bancorp, Inc.	20	187
FNB Bancorp	5	184
Timberland Bancorp, Inc.	6	182
Evans Bancorp, Inc.	4	181
Investar Holding Corp.	7	181
Bluerock Residential Growth REIT, Inc.	21	178
Independence Holding Co.	5	178
Pzena Investment Management, Inc. — Class A	16	178
First Business Financial Services, Inc.	7	176
Bank of Commerce Holdings	15	175
Entegra Financial Corp.*	6	174
BCB Bancorp, Inc.	11	172
MBT Financial Corp.	16	172
Community Bankers Trust Corp.*	19	171
LCNB Corp.	9	171
Penns Woods Bancorp, Inc.	4	169
Orrstown Financial Services, Inc.	7	169
Premier Financial Bancorp, Inc.	9	167
Ohio Valley Banc Corp.	4	167
MidSouth Bancorp, Inc.	13	164
Bankwell Financial Group, Inc.	5	161
Reliant Bancorp, Inc.	7	160
Howard Bancorp, Inc.*	8	158
C&F Financial Corp.	3	158
Malvern Bancorp, Inc.*	6	156
Unity Bancorp, Inc.	7	154
Tiptree, Inc. — Class A	24	152
First Northwest Bancorp*	9	152
Stratus Properties, Inc.*	5	151
Capstar Financial Holdings, Inc.*	8	151
Norwood Financial Corp.	5	150
NI Holdings, Inc.*	9	150
Associated Capital Group, Inc. — Class A	4	150
Community Financial Corp.	4	149
SI Financial Group, Inc.	10	144
Safety Income & Growth, Inc. REIT	9	144
Northeast Bancorp	7	143
Pacific Mercantile Bancorp*	15	143
SmartFinancial, Inc.*	6	141
Chemung Financial Corp.	3	139
Byline Bancorp, Inc.*	6	138
Kingstone Companies, Inc.	8	134
ESSA Bancorp, Inc.	9	132
Owens Realty Mortgage, Inc. REIT	9	131
United Security Bancshares	12	129
Clipper Realty, Inc. REIT	15	127
Prudential Bancorp, Inc.	7	127
Donegal Group, Inc. — Class A	8	126
Two River Bancorp	7	126
Peoples Bancorp of North Carolina, Inc.	4	123
Global Medical REIT, Inc.	17	118
First Financial Northwest, Inc.	7	117
County Bancorp, Inc.	4	117
Elevate Credit, Inc.*	16	113
Trinity Place Holdings, Inc.*	17	111
Greene County Bancorp, Inc.	3	110
Hallmark Financial Services, Inc.*	12	107
DNB Financial Corp.	3	107
Silvercrest Asset Management Group, Inc. — Class A	7	106
Provident Bancorp, Inc.*	4	106
RBB Bancorp	4	105
Parke Bancorp, Inc.	5	104
First Guaranty Bancshares, Inc.	4	104
Atlas Financial Holdings, Inc.*	10	104
GAMCO Investors, Inc. — Class A	4	99
Crawford & Co. — Class B	12	99

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 20.8% (continued)
Financial - 5.0% (continued)
Middlefield Banc Corp.	2	$98
Provident Financial Holdings, Inc.	5	90
Ellington Residential Mortgage REIT	8	88
Transcontinental Realty Investors, Inc.*	2	81
Old Point Financial Corp.	3	79
Griffin Industrial Realty, Inc.	2	75
Impac Mortgage Holdings, Inc.*	9	71
Maui Land & Pineapple Company, Inc.*	6	70
Guaranty Bancshares, Inc.	2	67
Blue Capital Reinsurance Holdings Ltd.	5	61
Rafael Holdings, Inc. — Class B*	8	39
Ominto, Inc.*	13	37
Oconee Federal Financial Corp.	1	29
Medley Management, Inc. — Class A	5	28
California First National Bancorp	1	16
RAIT Financial Trust REIT	84	14
Fifth Street Asset Management, Inc.	4	5
Total Financial		459,214
Consumer, Non-cyclical - 4.7%
Nektar Therapeutics*	135	14,345
Bluebird Bio, Inc.*	44	7,513
Sage Therapeutics, Inc.*	37	5,960
Encompass Health Corp.	90	5,145
Catalent, Inc.*	122	5,009
Insulet Corp.*	53	4,594
Grand Canyon Education, Inc.*	43	4,512
Exact Sciences Corp.*	108	4,356
Chemed Corp.	15	4,093
Sarepta Therapeutics, Inc.*	55	4,075
LivaNova plc*	44	3,894
PRA Health Sciences, Inc.*	46	3,816
Cantel Medical Corp.	34	3,788
On Assignment, Inc.*	45	3,685
Masimo Corp.*	41	3,606
Blueprint Medicines Corp.*	39	3,576
Cimpress N.V.*	23	3,558
ICU Medical, Inc.*	14	3,534
Haemonetics Corp.*	48	3,512
Molina Healthcare, Inc.*	41	3,328
Deluxe Corp.	44	3,256
Globus Medical, Inc. — Class A*	65	3,238
Avexis, Inc.*	26	3,213
Integra LifeSciences Holdings Corp.*	57	3,154
Ligand Pharmaceuticals, Inc. — Class B*	19	3,138
Penumbra, Inc.*	27	3,123
Avis Budget Group, Inc.*,1	66	3,091
Neogen Corp.*	46	3,082
Brink's Co.	42	2,997
Array BioPharma, Inc.*	180	2,938
FibroGen, Inc.*	63	2,911
Healthcare Services Group, Inc.	65	2,826
HealthEquity, Inc.*	46	2,785
Aaron's, Inc.	58	2,703
Green Dot Corp. — Class A*	42	2,695
Adtalem Global Education, Inc.*	55	2,615
Darling Ingredients, Inc.*	149	2,578
Loxo Oncology, Inc.*	22	2,538
Amicus Therapeutics, Inc.*	168	2,527
Magellan Health, Inc.*	23	2,463
NuVasive, Inc.*	47	2,454
Performance Food Group Co.*	82	2,448
AMN Healthcare Services, Inc.*	43	2,440
Korn/Ferry International	47	2,425
Insperity, Inc.	34	2,365
Nevro Corp.*	26	2,253
Lancaster Colony Corp.	18	2,217
Helen of Troy Ltd.*	25	2,175
Clovis Oncology, Inc.*	41	2,165
Sanderson Farms, Inc.	18	2,142
Halozyme Therapeutics, Inc.*	109	2,135
Horizon Pharma plc*	148	2,102
Medicines Co.*	63	2,075
United Natural Foods, Inc.*	47	2,018
Supernus Pharmaceuticals, Inc.*	44	2,015
Merit Medical Systems, Inc.*	44	1,995
Halyard Health, Inc.*	43	1,981
Teladoc, Inc.*	49	1,975
LendingTree, Inc.*	6	1,969
Inogen, Inc.*	16	1,965
J&J Snack Foods Corp.	14	1,912
Wright Medical Group N.V.*	96	1,905
Ironwood Pharmaceuticals, Inc. — Class A*	123	1,898
Travelport Worldwide Ltd.	113	1,846
Ultragenyx Pharmaceutical, Inc.*	36	1,836
Vector Group Ltd.[1]	90	1,835
Sotheby's*	35	1,796
Syneos Health, Inc.*	50	1,775
Myriad Genetics, Inc.*	60	1,773
Tenet Healthcare Corp.*	73	1,770
Puma Biotechnology, Inc.*	26	1,769
TriNet Group, Inc.*	38	1,760
WD-40 Co.	13	1,712
ABM Industries, Inc.	51	1,707
Select Medical Holdings Corp.*	98	1,691
Prestige Brands Holdings, Inc.*	50	1,686
Aerie Pharmaceuticals, Inc.*	31	1,682
Portola Pharmaceuticals, Inc.*	51	1,666
AnaptysBio, Inc.*	16	1,665
Spark Therapeutics, Inc.*	25	1,665
Weight Watchers International, Inc.*	26	1,657
FTI Consulting, Inc.*	34	1,646
Integer Holdings Corp.*	29	1,640
Emergent BioSolutions, Inc.*	31	1,632
Monro, Inc.	30	1,608
Global Blood Therapeutics, Inc.*	33	1,594
CONMED Corp.	25	1,583
Insmed, Inc.*	70	1,576
Cambrex Corp.*	30	1,569

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 20.8% (continued)
Consumer, Non-cyclical - 4.7% (continued)
Amedisys, Inc.*	26	$1,569
Boston Beer Company, Inc. — Class A*	8	1,512
Matthews International Corp. — Class A	29	1,467
NxStage Medical, Inc.*	59	1,467
Sangamo Therapeutics, Inc.*	76	1,444
Herc Holdings, Inc.*	22	1,429
Arena Pharmaceuticals, Inc.*	36	1,422
B&G Foods, Inc.[1]	60	1,422
Abaxis, Inc.	20	1,412
Calavo Growers, Inc.[1]	15	1,383
Corcept Therapeutics, Inc.*	83	1,365
Immunomedics, Inc.*	93	1,359
Fresh Del Monte Produce, Inc.	30	1,357
Tivity Health, Inc.*	34	1,348
Quidel Corp.*	26	1,347
Acceleron Pharma, Inc.*	34	1,329
Prothena Corporation plc*	36	1,322
Central Garden & Pet Co. — Class A*	33	1,307
Impax Laboratories, Inc.*	67	1,303
HMS Holdings Corp.*	77	1,297
Radius Health, Inc.*,1	36	1,294
Zogenix, Inc.*	32	1,282
Paylocity Holding Corp.*	25	1,281
Spectrum Pharmaceuticals, Inc.*	79	1,271
Repligen Corp.*	35	1,266
Varex Imaging Corp.*	35	1,252
Momenta Pharmaceuticals, Inc.*	68	1,234
ACCO Brands Corp.	96	1,205
Heron Therapeutics, Inc.*	42	1,159
Esperion Therapeutics, Inc.*	16	1,157
Novocure Ltd.*	53	1,155
Innoviva, Inc.*	69	1,150
Cal-Maine Foods, Inc.*	26	1,136
Enanta Pharmaceuticals, Inc.*	14	1,133
Ensign Group, Inc.	43	1,131
McGrath RentCorp	21	1,127
Universal Corp.	23	1,116
Dynavax Technologies Corp.*	56	1,112
Hostess Brands, Inc.*	74	1,094
Pacira Pharmaceuticals, Inc.*	35	1,090
MGP Ingredients, Inc.[1]	12	1,075
Editas Medicine, Inc.*	32	1,061
Analogic Corp.	11	1,055
Aimmune Therapeutics, Inc.*	33	1,050
Xencor, Inc.*	35	1,049
Foundation Medicine, Inc.*	13	1,024
Strayer Education, Inc.	10	1,011
Hertz Global Holdings, Inc.*,1	50	992
TrueBlue, Inc.*	38	984
Intersect ENT, Inc.*	25	983
National Beverage Corp.	11	979
Natus Medical, Inc.*	29	976
Atara Biotherapeutics, Inc.*	25	975
PTC Therapeutics, Inc.*	36	974
Capella Education Co.	11	961
AxoGen, Inc.*	26	949
ImmunoGen, Inc.*	90	947
Iovance Biotherapeutics, Inc.*	56	946
Theravance Biopharma, Inc.*	39	946
Viad Corp.	18	944
Orthofix International N.V.*	16	940
ICF International, Inc.	16	935
Medifast, Inc.	10	934
BioTelemetry, Inc.*	30	932
LHC Group, Inc.*	15	923
Acorda Therapeutics, Inc.*	39	922
EVERTEC, Inc.	56	916
Cardtronics plc — Class A*	41	915
US Physical Therapy, Inc.	11	894
Diplomat Pharmacy, Inc.*	44	887
iRhythm Technologies, Inc.*	14	881
MyoKardia, Inc.*	18	878
OraSure Technologies, Inc.*	51	861
USANA Health Sciences, Inc.*	10	859
CBIZ, Inc.*	47	858
Owens & Minor, Inc.	55	855
Glaukos Corp.*	27	832
Andersons, Inc.	25	827
Intra-Cellular Therapies, Inc.*	39	821
Kelly Services, Inc. — Class A	28	813
Navigant Consulting, Inc.*	42	808
MacroGenics, Inc.*	32	805
Career Education Corp.*	61	802
Retrophin, Inc.*	35	783
Epizyme, Inc.*	44	781
Luminex Corp.	37	780
CytomX Therapeutics, Inc.*	27	768
Huron Consulting Group, Inc.*	20	762
NutriSystem, Inc.	28	755
Inter Parfums, Inc.	16	754
REGENXBIO, Inc.*	25	746
Assembly Biosciences, Inc.*	15	737
Alder Biopharmaceuticals, Inc.*	58	737
TherapeuticsMD, Inc.*	150	730
Almost Family, Inc.*	13	728
K2M Group Holdings, Inc.*	38	720
Dean Foods Co.	83	715
Phibro Animal Health Corp. — Class A	18	715
Kindred Healthcare, Inc.*	78	714
Quad/Graphics, Inc.	28	710
Providence Service Corp.*	10	691
Coca-Cola Bottling Company Consolidated	4	691
Laureate Education, Inc. — Class A*	50	687
Cardiovascular Systems, Inc.*	31	680
Alarm.com Holdings, Inc.*	18	679
Revance Therapeutics, Inc.*	22	678
Vanda Pharmaceuticals, Inc.*	40	674
Flexion Therapeutics, Inc.*,1	30	672
MiMedx Group, Inc.*,1	95	662
TG Therapeutics, Inc.*	46	653
Anika Therapeutics, Inc.*	13	646
American Public Education, Inc.*	15	645
AMAG Pharmaceuticals, Inc.*,1	32	645

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 20.8% (continued)
Consumer, Non-cyclical - 4.7% (continued)
Amphastar Pharmaceuticals, Inc.*	34	$637
Atrion Corp.	1	631
AtriCure, Inc.*	30	616
Collegium Pharmaceutical, Inc.*	24	613
Cutera, Inc.*	12	603
CryoLife, Inc.*	30	602
National Healthcare Corp.	10	596
Novavax, Inc.*	283	594
AngioDynamics, Inc.*	34	586
Geron Corp.*,1	136	578
Triple-S Management Corp. — Class B*	22	575
SP Plus Corp.*	16	570
Kforce, Inc.	21	568
SpartanNash Co.	33	568
Genomic Health, Inc.*	18	563
Heidrick & Struggles International, Inc.	18	562
STAAR Surgical Co.*	38	562
Cerus Corp.*	102	559
RR Donnelley & Sons Co.	64	559
LSC Communications, Inc.	32	558
Meridian Bioscience, Inc.	39	554
Accelerate Diagnostics, Inc.*	24	548
SUPERVALU, Inc.*	36	548
LeMaitre Vascular, Inc.	14	507
Invacare Corp.	29	505
Barrett Business Services, Inc.	6	497
K12, Inc.*	35	496
RadNet, Inc.*	34	490
Progenics Pharmaceuticals, Inc.*	65	485
WaVe Life Sciences Ltd.*	12	481
La Jolla Pharmaceutical Co.*	16	476
Heska Corp.*	6	474
Ennis, Inc.	24	473
Rigel Pharmaceuticals, Inc.*	133	471
ZIOPHARM Oncology, Inc.*	120	470
Omeros Corp.*	42	469
Madrigal Pharmaceuticals, Inc.*	4	467
ANI Pharmaceuticals, Inc.*	8	466
John B Sanfilippo & Son, Inc.	8	463
Lantheus Holdings, Inc.*	29	461
Surmodics, Inc.*	12	457
Tootsie Roll Industries, Inc.	15	455
CorVel Corp.*	9	455
Audentes Therapeutics, Inc.*	15	451
Ingles Markets, Inc. — Class A	13	440
RPX Corp.	41	438
Chefs' Warehouse, Inc.*	19	437
Central Garden & Pet Co.*	10	430
Five Prime Therapeutics, Inc.*	25	429
BioCryst Pharmaceuticals, Inc.*	89	424
Textainer Group Holdings Ltd.*	25	424
Eagle Pharmaceuticals, Inc.*	8	422
Resources Connection, Inc.	26	421
Lannett Company, Inc.*,1	26	417
NeoGenomics, Inc.*	51	416
Karyopharm Therapeutics, Inc.*	31	416
Tejon Ranch Co.*	18	416
Forrester Research, Inc.	10	414
PDL BioPharma, Inc.*	140	412
Synergy Pharmaceuticals, Inc.*	224	410
Achaogen, Inc.*	31	401
Coherus Biosciences, Inc.*	36	398
Achillion Pharmaceuticals, Inc.*	107	397
Akebia Therapeutics, Inc.*	41	391
Aduro Biotech, Inc.*	42	391
Concert Pharmaceuticals, Inc.*	17	389
Everi Holdings, Inc.*	59	388
Aclaris Therapeutics, Inc.*	22	385
Tactile Systems Technology, Inc.*	12	382
Vectrus, Inc.*	10	372
Team, Inc.*,1	27	371
Accuray, Inc.*	74	370
Weis Markets, Inc.	9	369
e.l.f. Beauty, Inc.*	19	368
CRA International, Inc.	7	366
Carriage Services, Inc. — Class A	13	360
Abeona Therapeutics, Inc.*	25	359
Akcea Therapeutics, Inc.*	14	359
Cross Country Healthcare, Inc.*	32	356
Inovio Pharmaceuticals, Inc.*	74	349
Rent-A-Center, Inc.	40	345
Community Health Systems, Inc.*,1	87	345
Lexicon Pharmaceuticals, Inc.*	40	343
Depomed, Inc.*	52	343
Fate Therapeutics, Inc.*	35	342
Addus HomeCare Corp.*	7	341
Kura Oncology, Inc.*	18	337
Hackett Group, Inc.	21	337
Keryx Biopharmaceuticals, Inc.*	82	335
Adamas Pharmaceuticals, Inc.*	14	335
Emerald Expositions Events, Inc.	17	331
MediciNova, Inc.*	32	327
Stemline Therapeutics, Inc.*	21	321
Agenus, Inc.*	68	320
CAI International, Inc.*	15	319
Endologix, Inc.*	75	317
Intellia Therapeutics, Inc.*	15	316
Cara Therapeutics, Inc.*,1	25	309
Surgery Partners, Inc.*	18	309
SEACOR Marine Holdings, Inc.*	16	304
Voyager Therapeutics, Inc.*	16	301
ChemoCentryx, Inc.*	22	299
Oxford Immunotec Global plc*	24	299
Utah Medical Products, Inc.	3	297
Jounce Therapeutics, Inc.*	13	291
Antares Pharma, Inc.*	131	288
Limoneira Co.	12	285
Dermira, Inc.*	35	280
Celldex Therapeutics, Inc.*	120	280
Natera, Inc.*	30	278
Durect Corp.*	129	276
Cytokinetics, Inc.*	38	274
Paratek Pharmaceuticals, Inc.*	21	273
Primo Water Corp.*	23	269
Franklin Covey Co.*	10	269

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 20.8% (continued)
Consumer, Non-cyclical - 4.7% (continued)
Corbus Pharmaceuticals Holdings, Inc.*,1	44	$268
ServiceSource International, Inc.*	70	267
Corium International, Inc.*	23	264
National Research Corp. — Class A	9	263
BioScrip, Inc.*	106	261
G1 Therapeutics, Inc.*	7	259
Cadiz, Inc.*	19	256
GenMark Diagnostics, Inc.*	47	256
Medpace Holdings, Inc.*	7	244
Farmer Brothers Co.*	8	242
Capital Senior Living Corp.*	22	237
Idera Pharmaceuticals, Inc.*	128	235
Great Lakes Dredge & Dock Corp.*	51	235
MoneyGram International, Inc.*	27	233
Biohaven Pharmaceutical Holding Company Ltd.*	9	232
Civitas Solutions, Inc.*	15	231
RTI Surgical, Inc.*	50	230
Willdan Group, Inc.*	8	227
Revlon, Inc. — Class A*	11	227
Pieris Pharmaceuticals, Inc.*	33	225
Rockwell Medical, Inc.*	43	224
Chimerix, Inc.*	43	224
BioSpecifics Technologies Corp.*	5	222
Village Super Market, Inc. — Class A	8	211
BioTime, Inc.*	78	210
Enzo Biochem, Inc.*	38	208
Reata Pharmaceuticals, Inc. — Class A*	10	205
Craft Brew Alliance, Inc.*	11	205
Clearside Biomedical, Inc.*	19	204
Kindred Biosciences, Inc.*	23	199
NewLink Genetics Corp.*	27	196
Care.com, Inc.*	12	195
Strongbridge Biopharma plc*	22	195
Reis, Inc.	9	193
Pacific Biosciences of California, Inc.*	94	193
American Renal Associates Holdings, Inc.*	10	189
Invitae Corp.*	39	183
Neos Therapeutics, Inc.*	22	183
ViewRay, Inc.*	28	180
FONAR Corp.*	6	179
Calithera Biosciences, Inc.*	28	176
Athersys, Inc.*	93	170
Aratana Therapeutics, Inc.*	38	168
Seneca Foods Corp. — Class A*	6	166
Bellicum Pharmaceuticals, Inc.*	25	164
Acacia Research Corp.*	46	161
Catalyst Pharmaceuticals, Inc.*	66	158
CSS Industries, Inc.	9	158
Ardelyx, Inc.*	31	157
Syndax Pharmaceuticals, Inc.*	11	156
Minerva Neurosciences, Inc.*	25	156
Conatus Pharmaceuticals, Inc.*	25	147
Cambium Learning Group, Inc.*	13	146
Tetraphase Pharmaceuticals, Inc.*	47	144
Syros Pharmaceuticals, Inc.*	11	143
NanoString Technologies, Inc.*	19	143
Fortress Biotech, Inc.*	31	141
Ocular Therapeutix, Inc.*	21	137
Dova Pharmaceuticals, Inc.*	5	136
Natural Health Trends Corp.	7	133
Insys Therapeutics, Inc.*,1	22	133
Selecta Biosciences, Inc.*	13	132
Recro Pharma, Inc.*	12	132
Seres Therapeutics, Inc.*	18	132
Teligent, Inc.*	38	128
AAC Holdings, Inc.*	11	126
Sientra, Inc.*	13	126
Information Services Group, Inc.*	30	125
Nymox Pharmaceutical Corp.*	29	123
Pulse Biosciences, Inc.*	9	122
Quotient Ltd.*	25	118
Veracyte, Inc.*	21	117
Smart & Final Stores, Inc.*	21	117
Bridgepoint Education, Inc.*	17	115
BG Staffing, Inc.	6	114
Kala Pharmaceuticals, Inc.*	7	111
Nature's Sunshine Products, Inc.*	10	110
Collectors Universe, Inc.	7	110
Otonomy, Inc.*	26	109
NantKwest, Inc.*	28	109
Tocagen, Inc.*	9	107
Athenex, Inc.*	6	102
Turning Point Brands, Inc.	5	97
Merrimack Pharmaceuticals, Inc.	12	97
Zynerba Pharmaceuticals, Inc.*	11	96
Organovo Holdings, Inc.*	92	95
VBI Vaccines, Inc.*	27	94
Sienna Biopharmaceuticals, Inc.*	5	94
Anavex Life Sciences Corp.*	34	94
Corvus Pharmaceuticals, Inc.*	8	92
Calyxt, Inc.*	7	92
Miragen Therapeutics, Inc.*	13	91
XBiotech, Inc.*	17	91
Protagonist Therapeutics, Inc.*	10	86
Trevena, Inc.*	51	84
Alico, Inc.	3	82
ARC Document Solutions, Inc.*	37	81
Mersana Therapeutics, Inc.*	5	79
Curis, Inc.*	119	78
Liberty Tax, Inc.	7	71
Melinta Therapeutics, Inc.*	9	67
Ra Pharmaceuticals, Inc.*	12	64
Genesis Healthcare, Inc.*	42	63
Immune Design Corp.*	18	59
Advaxis, Inc.*	34	57
Natural Grocers by Vitamin Cottage, Inc.*	8	57

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 20.8% (continued)
Consumer, Non-cyclical - 4.7% (continued)
ConforMIS, Inc.*	38	$55
Viveve Medical, Inc.*	14	51
Versartis, Inc.*	31	51
Novelion Therapeutics, Inc.*	14	49
Matinas BioPharma Holdings, Inc.*	59	45
Asterias Biotherapeutics, Inc.*	28	41
Axovant Sciences Ltd.*	29	39
Ascent Capital Group, Inc. — Class A*	10	37
Ovid therapeutics, Inc.*	5	35
Obalon Therapeutics, Inc.*	9	31
Genocea Biosciences, Inc.*	27	28
vTv Therapeutics, Inc. — Class A*	6	24
Aileron Therapeutics, Inc.*	3	24
Lifeway Foods, Inc.*	4	24
Edge Therapeutics, Inc.*	19	22
CPI Card Group, Inc.*	4	12
Oncocyte Corp.*	4	8
Total Consumer, Non-cyclical		425,307
Industrial - 3.1%
Curtiss-Wright Corp.	41	5,538
Knight-Swift Transportation Holdings, Inc.	115	5,291
Littelfuse, Inc.	22	4,580
EMCOR Group, Inc.	54	4,208
Louisiana-Pacific Corp.	132	3,798
Cree, Inc.*	89	3,587
Woodward, Inc.	50	3,583
KLX, Inc.*	48	3,411
John Bean Technologies Corp.	29	3,288
SYNNEX Corp.	27	3,197
Trinseo S.A.	41	3,036
Summit Materials, Inc. — Class A*	100	3,028
Trex Company, Inc.*	27	2,937
Kennametal, Inc.	73	2,932
Dycom Industries, Inc.*	27	2,906
MasTec, Inc.*	61	2,870
Rexnord Corp.*	95	2,820
Tech Data Corp.*	33	2,809
EnerSys	40	2,775
Barnes Group, Inc.	46	2,755
KapStone Paper and Packaging Corp.	79	2,710
Belden, Inc.	39	2,689
Applied Industrial Technologies, Inc.	36	2,624
Hillenbrand, Inc.	57	2,616
RBC Bearings, Inc.*	21	2,608
Proto Labs, Inc.*	22	2,586
MSA Safety, Inc.	31	2,580
Generac Holdings, Inc.*	56	2,571
Tetra Tech, Inc.	51	2,496
Moog, Inc. — Class A*	30	2,472
GATX Corp.	36	2,466
TopBuild Corp.*	32	2,449
Golar LNG Ltd.	88	2,408
Advanced Energy Industries, Inc.*	37	2,364
Itron, Inc.*	32	2,290
Vishay Intertechnology, Inc.	122	2,269
II-VI, Inc.*	55	2,250
Simpson Manufacturing Company, Inc.	38	2,188
KBR, Inc.	129	2,089
Granite Construction, Inc.	37	2,067
Rogers Corp.*	17	2,032
Watts Water Technologies, Inc. — Class A	26	2,020
Builders FirstSource, Inc.*	100	1,984
Exponent, Inc.	24	1,888
Axon Enterprise, Inc.*	48	1,887
JELD-WEN Holding, Inc.*	61	1,868
Plexus Corp.*	31	1,852
Esterline Technologies Corp.*	25	1,829
SPX FLOW, Inc.*	37	1,820
Saia, Inc.*	24	1,804
Aerojet Rocketdyne Holdings, Inc.*	64	1,790
Universal Forest Products, Inc.	55	1,785
Worthington Industries, Inc.	41	1,760
Franklin Electric Company, Inc.	43	1,752
Sanmina Corp.*	66	1,726
Chart Industries, Inc.*	28	1,653
Albany International Corp. — Class A	26	1,630
Kaman Corp.	26	1,615
Werner Enterprises, Inc.	44	1,606
Brady Corp. — Class A	43	1,598
Masonite International Corp.*	26	1,595
Novanta, Inc.*	30	1,564
Covanta Holding Corp.	107	1,552
Mueller Water Products, Inc. — Class A	141	1,533
Harsco Corp.*	74	1,528
Cubic Corp.	24	1,526
AAON, Inc.	38	1,482
Forward Air Corp.	28	1,480
EnPro Industries, Inc.	19	1,470
ESCO Technologies, Inc.	24	1,405
Comfort Systems USA, Inc.	34	1,403
Boise Cascade Co.	36	1,390
Benchmark Electronics, Inc.	46	1,373
General Cable Corp.	46	1,361
Patrick Industries, Inc.*	22	1,361
Mueller Industries, Inc.	51	1,334
Chicago Bridge & Iron Company N.V.	92	1,325
AAR Corp.	30	1,323
Greenbrier Companies, Inc.	26	1,306
TTM Technologies, Inc.*	85	1,300
Methode Electronics, Inc.	33	1,290
American Woodmark Corp.*	13	1,280
Actuant Corp. — Class A	55	1,279
Atlas Air Worldwide Holdings, Inc.*	21	1,269
SPX Corp.*	39	1,267
Air Transport Services Group, Inc.*	53	1,236
Badger Meter, Inc.	26	1,226

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 20.8% (continued)
Industrial - 3.1% (continued)
Hub Group, Inc. — Class A*	29	$1,214
Greif, Inc. — Class A	23	1,202
Altra Industrial Motion Corp.[1]	26	1,195
Raven Industries, Inc.	34	1,192
Federal Signal Corp.	54	1,189
Sun Hydraulics Corp.	22	1,178
Triumph Group, Inc.	45	1,134
Apogee Enterprises, Inc.	26	1,127
US Ecology, Inc.	21	1,119
Matson, Inc.	39	1,117
Astec Industries, Inc.	20	1,104
TriMas Corp.*	42	1,103
Tennant Co.	16	1,083
Encore Wire Corp.	19	1,077
Fabrinet*	34	1,067
Standex International Corp.	11	1,049
AZZ, Inc.	24	1,049
OSI Systems, Inc.*	16	1,044
Knowles Corp.*	82	1,032
Gibraltar Industries, Inc.*	30	1,015
Schneider National, Inc. — Class B	38	990
Alamo Group, Inc.	9	989
Milacron Holdings Corp.*	49	987
Continental Building Products, Inc.*	34	971
Kadant, Inc.	10	945
FARO Technologies, Inc.*	16	934
Aerovironment, Inc.*	20	910
KEMET Corp.*	50	907
US Concrete, Inc.*	15	906
Primoris Services Corp.	36	899
Fitbit, Inc. — Class A*	176	898
Advanced Disposal Services, Inc.*	40	891
Multi-Color Corp.	13	859
Advanced Drainage Systems, Inc.	33	855
Manitowoc Company, Inc.*	30	854
Casella Waste Systems, Inc. — Class A*	36	842
PGT Innovations, Inc.*	45	839
Lindsay Corp.	9	823
Marten Transport Ltd.	36	821
CTS Corp.	30	816
Chase Corp.	7	815
Briggs & Stratton Corp.	38	814
Kratos Defense & Security Solutions, Inc.*	78	803
Sturm Ruger & Company, Inc.	15	787
Ship Finance International Ltd.	55	787
American Outdoor Brands Corp.*	75	774
Heartland Express, Inc.	43	774
Tutor Perini Corp.*	35	772
ArcBest Corp.	23	737
Lydall, Inc.*	15	724
Columbus McKinnon Corp.	20	717
Astronics Corp.*	19	709
AVX Corp.	42	695
Echo Global Logistics, Inc.*	25	690
Aegion Corp. — Class A*	30	687
Global Brass & Copper Holdings, Inc.	20	669
Stoneridge, Inc.*	24	662
NCI Building Systems, Inc.*	37	655
CIRCOR International, Inc.	15	640
Hyster-Yale Materials Handling, Inc.	9	629
GasLog Ltd.	38	625
Evoqua Water Technologies Corp.*	29	617
Atkore International Group, Inc.*	31	615
NN, Inc.	25	600
DXP Enterprises, Inc.*	15	584
Electro Scientific Industries, Inc.*	30	580
TimkenSteel Corp.*	37	562
Argan, Inc.	13	558
Quanex Building Products Corp.	32	557
Control4 Corp.*	24	516
Griffon Corp.	27	493
International Seaways, Inc.*	27	475
GoPro, Inc. — Class A*,1	99	474
Insteel Industries, Inc.	17	470
National Presto Industries, Inc.	5	469
Gorman-Rupp Co.	16	468
Ply Gem Holdings, Inc.*	21	454
Applied Optoelectronics, Inc.*,1	18	451
Mesa Laboratories, Inc.	3	445
Myers Industries, Inc.	21	444
MYR Group, Inc.*	14	431
SunPower Corp. — Class A*,1	54	431
Vicor Corp.*	15	428
Scorpio Tankers, Inc.	217	425
VSE Corp.	8	414
Tredegar Corp.	23	413
Caesarstone Ltd.	21	413
Ichor Holdings Ltd.*	17	412
Haynes International, Inc.	11	408
Kimball Electronics, Inc.*	25	404
Teekay Corp.[1]	49	396
NV5 Global, Inc.*	7	390
Scorpio Bulkers, Inc.	54	381
DMC Global, Inc.	14	374
Covenant Transportation Group, Inc. — Class A*	12	358
NVE Corp.	4	333
Heritage-Crystal Clean, Inc.*	14	330
Park-Ohio Holdings Corp.	8	311
Frontline Ltd.[1]	70	310
ZAGG, Inc.*	25	305
Mistras Group, Inc.*	16	303
Greif, Inc. — Class B	5	291
Energous Corp.*,1	18	288
Park Electrochemical Corp.	17	286
Costamare, Inc.	45	281
Vishay Precision Group, Inc.*	9	280
Energy Recovery, Inc.*	34	279
Hurco Companies, Inc.	6	275
YRC Worldwide, Inc.*	31	274

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 20.8% (continued)
Industrial - 3.1% (continued)
Ducommun, Inc.*	9	$274
Armstrong Flooring, Inc.*	20	271
DHT Holdings, Inc.	78	265
Sterling Construction Company, Inc.*	23	264
American Railcar Industries, Inc.	7	262
Layne Christensen Co.*	17	254
GP Strategies Corp.*	11	249
Gener8 Maritime, Inc.*	44	249
Allied Motion Technologies, Inc.	6	239
Daseke, Inc.*	22	215
Powell Industries, Inc.	8	215
Advanced Emissions Solutions, Inc.	18	206
Fluidigm Corp.*	35	204
Hardinge, Inc.	11	201
Ardmore Shipping Corp.*	26	198
Omega Flex, Inc.	3	195
Graham Corp.	9	193
LB Foster Co. — Class A*	8	188
Hill International, Inc.*	32	182
Babcock & Wilcox Enterprises, Inc.*	41	179
Nordic American Tankers Ltd.	92	178
LSI Industries, Inc.	22	178
Eagle Bulk Shipping, Inc.*	36	178
UFP Technologies, Inc.*	6	177
Twin Disc, Inc.*	8	174
Orion Group Holdings, Inc.*	26	171
Bel Fuse, Inc. — Class B	9	170
Universal Logistics Holdings, Inc.	8	169
Olympic Steel, Inc.	8	164
Hudson Technologies, Inc.*	33	163
FreightCar America, Inc.	12	161
Dorian LPG Ltd.*	21	157
Sparton Corp.*	9	157
Northwest Pipe Co.*	9	156
Lawson Products, Inc.*	6	152
Pure Cycle Corp.*	16	151
Safe Bulkers, Inc.*	45	143
Eastern Co.	5	142
Forterra, Inc.*	17	141
Napco Security Technologies, Inc.*	12	140
AquaVenture Holdings Ltd.*	11	137
Teekay Tankers Ltd. — Class A1	114	136
Radiant Logistics, Inc.*	35	135
Core Molding Technologies, Inc.	7	125
Intevac, Inc.*	18	124
LSB Industries, Inc.*	20	123
IES Holdings, Inc.*	8	121
CECO Environmental Corp.	27	120
Overseas Shipholding Group, Inc. — Class A*	41	116
Genco Shipping & Trading Ltd.*	8	114
Gencor Industries, Inc.*	7	113
CyberOptics Corp.*	6	108
Iteris, Inc.*	21	104
Willis Lease Finance Corp.*	3	103
MicroVision, Inc.*	72	81
Navios Maritime Holdings, Inc.*	83	75
Ampco-Pittsburgh Corp.*	8	71
Roadrunner Transportation Systems, Inc.*	28	71
Akoustis Technologies, Inc.*	11	64
Navios Maritime Acquisition Corp.	75	63
NL Industries, Inc.*	8	63
Aqua Metals, Inc.*	15	39
Revolution Lighting Technologies, Inc.*	11	38
Willbros Group, Inc.*	40	22
Total Industrial		276,936
Consumer, Cyclical - 2.4%
Five Below, Inc.*	50	3,667
Texas Roadhouse, Inc. — Class A	61	3,525
FirstCash, Inc.	42	3,412
Dana, Inc.	132	3,400
Beacon Roofing Supply, Inc.*	61	3,237
ILG, Inc.	98	3,049
American Eagle Outfitters, Inc.	148	2,950
Planet Fitness, Inc. — Class A*	78	2,946
Churchill Downs, Inc.	12	2,929
Cracker Barrel Old Country Store, Inc.	18	2,866
Deckers Outdoor Corp.*	30	2,701
Ollie's Bargain Outlet Holdings, Inc.*	44	2,653
Tenneco, Inc.	47	2,579
SkyWest, Inc.	47	2,557
Marriott Vacations Worldwide Corp.	19	2,531
Wolverine World Wide, Inc.	85	2,456
Boyd Gaming Corp.	76	2,422
SiteOne Landscape Supply, Inc.*	31	2,388
Steven Madden Ltd.	54	2,371
Taylor Morrison Home Corp. — Class A*	101	2,351
Jack in the Box, Inc.	27	2,304
LCI Industries	22	2,291
UniFirst Corp.	14	2,263
TRI Pointe Group, Inc.*	137	2,251
KB Home	78	2,219
Lithia Motors, Inc. — Class A	22	2,211
Children's Place, Inc.	16	2,164
Bloomin' Brands, Inc.	85	2,064
Columbia Sportswear Co.	27	2,064
Anixter International, Inc.*	27	2,045
Scientific Games Corp. — Class A*	49	2,038
Penn National Gaming, Inc.*	77	2,022
Cooper-Standard Holdings, Inc.*	16	1,965
Cheesecake Factory, Inc.[1]	40	1,929
Allegiant Travel Co. — Class A	11	1,898
Hawaiian Holdings, Inc.	48	1,857
Red Rock Resorts, Inc. — Class A	62	1,815
RH*,1	19	1,810
Herman Miller, Inc.	55	1,757

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 20.8% (continued)
Consumer, Cyclical - 2.4% (continued)
Mobile Mini, Inc.	40	$1,740
Big Lots, Inc.	39	1,698
PriceSmart, Inc.	20	1,671
Dorman Products, Inc.*	25	1,655
Meritage Homes Corp.*	36	1,629
Navistar International Corp.*	46	1,608
iRobot Corp.*	25	1,605
Dave & Buster's Entertainment, Inc.*	38	1,586
Meritor, Inc.*	77	1,583
Brinker International, Inc.[1]	43	1,552
Abercrombie & Fitch Co. — Class A	63	1,525
G-III Apparel Group Ltd.*	39	1,470
Pinnacle Entertainment, Inc.*	48	1,447
HNI Corp.	40	1,444
Eldorado Resorts, Inc.*	43	1,419
La Quinta Holdings, Inc.*	75	1,418
Caesars Entertainment Corp.*	125	1,406
Callaway Golf Co.	85	1,391
Cavco Industries, Inc.*	8	1,390
Interface, Inc. — Class A	55	1,386
Cooper Tire & Rubber Co.	47	1,377
Papa John's International, Inc.	24	1,375
American Axle & Manufacturing Holdings, Inc.*	90	1,370
La-Z-Boy, Inc.	45	1,348
DSW, Inc. — Class A	60	1,348
Caleres, Inc.	39	1,310
Triton International Ltd.	42	1,285
Wingstop, Inc.	27	1,275
Sleep Number Corp.*	36	1,265
Group 1 Automotive, Inc.	19	1,241
Rush Enterprises, Inc. — Class A*	28	1,190
BMC Stock Holdings, Inc.*	59	1,153
Asbury Automotive Group, Inc.*	17	1,147
MDC Holdings, Inc.	41	1,145
Installed Building Products, Inc.*	19	1,141
Guess?, Inc.	55	1,141
LGI Homes, Inc.*	16	1,129
Tailored Brands, Inc.	45	1,128
Dillard's, Inc. — Class A1	14	1,125
Gentherm, Inc.*	33	1,120
Oxford Industries, Inc.	15	1,118
Fox Factory Holding Corp.*	32	1,117
Wabash National Corp.	53	1,103
Winnebago Industries, Inc.	29	1,090
H&E Equipment Services, Inc.	28	1,078
Chico's FAS, Inc.	118	1,067
Dine Brands Global, Inc.	16	1,049
Steelcase, Inc. — Class A	77	1,047
Crocs, Inc.*	64	1,040
Office Depot, Inc.	467	1,004
IMAX Corp.*	52	998
Modine Manufacturing Co.*	46	973
International Speedway Corp. — Class A	22	970
Standard Motor Products, Inc.	20	951
Camping World Holdings, Inc. — Class A	29	935
SeaWorld Entertainment, Inc.*,1	62	920
Belmond Ltd. — Class A*	82	914
Denny's Corp.*	59	910
Knoll, Inc.	45	909
Sonic Corp.	36	908
Core-Mark Holding Company, Inc.	41	872
Douglas Dynamics, Inc.	20	867
J.C. Penney Company, Inc.*,1	282	852
Vista Outdoor, Inc.*	52	849
Shake Shack, Inc. — Class A*	20	833
BJ's Restaurants, Inc.	18	808
ScanSource, Inc.*	22	782
M/I Homes, Inc.*	24	764
GMS, Inc.*	25	764
PetMed Express, Inc.	18	751
Genesco, Inc.*	18	731
Liberty TripAdvisor Holdings, Inc. — Class A*	67	720
Red Robin Gourmet Burgers, Inc.*	12	696
AMC Entertainment Holdings, Inc. — Class A	49	688
William Lyon Homes — Class A*	25	687
Ruth's Hospitality Group, Inc.	28	685
Universal Electronics, Inc.*	13	677
Acushnet Holdings Corp.	29	670
Lumber Liquidators Holdings, Inc.*,1	26	622
Malibu Boats, Inc. — Class A*	18	598
EZCORP, Inc. — Class A*	45	594
National Vision Holdings, Inc.*	18	582
Titan International, Inc.	46	580
Kimball International, Inc. — Class B	34	579
Conn's, Inc.*	17	578
Buckle, Inc.	26	576
Spartan Motors, Inc.	32	550
Movado Group, Inc.	14	538
Ethan Allen Interiors, Inc.	23	528
Wesco Aircraft Holdings, Inc.*	51	523
Fossil Group, Inc.*	41	521
Marcus Corp.	17	516
Century Communities, Inc.*	17	509
Express, Inc.*	71	508
Unifi, Inc.*	14	507
Finish Line, Inc. — Class A	37	501
Tower International, Inc.	18	500
Regis Corp.*	33	499
Beazer Homes USA, Inc.*	29	463
Hibbett Sports, Inc.*	19	455
Sonic Automotive, Inc. — Class A	24	455
MCBC Holdings, Inc.*	18	454
REV Group, Inc.	21	436
Veritiv Corp.*	11	431
Zumiez, Inc.*	18	430
Fiesta Restaurant Group, Inc.*	23	425
Monarch Casino & Resort, Inc.*	10	423

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 20.8% (continued)
Consumer, Cyclical - 2.4% (continued)
MarineMax, Inc.*	21	$408
Biglari Holdings, Inc.*	1	408
Party City Holdco, Inc.*	26	406
Titan Machinery, Inc.*	17	401
Chuy's Holdings, Inc.*	15	393
Freshpet, Inc.*	23	378
Citi Trends, Inc.	12	371
Hooker Furniture Corp.	10	367
Motorcar Parts of America, Inc.*	17	364
Nautilus, Inc.*	27	363
Haverty Furniture Companies, Inc.	18	363
America's Car-Mart, Inc.*	7	353
Carrols Restaurant Group, Inc.*	31	347
Cato Corp. — Class A	22	324
Flexsteel Industries, Inc.	8	316
Ascena Retail Group, Inc.*	157	316
Systemax, Inc.	11	314
Del Taco Restaurants, Inc.*	30	311
Johnson Outdoors, Inc. — Class A	5	310
Perry Ellis International, Inc.*	12	310
Culp, Inc.	10	306
Bassett Furniture Industries, Inc.	10	303
Superior Industries International, Inc.	22	293
Daktronics, Inc.	33	291
National CineMedia, Inc.	56	291
Del Frisco's Restaurant Group, Inc.*	19	290
PC Connection, Inc.	11	275
Essendant, Inc.	35	273
Drive Shack, Inc.*	57	272
Nexeo Solutions, Inc.*	25	267
Barnes & Noble, Inc.	54	267
Reading International, Inc. — Class A*	16	266
Shoe Carnival, Inc.	11	262
Winmark Corp.	2	262
Eros International plc*	24	262
RCI Hospitality Holdings, Inc.	9	256
Potbelly Corp.*	21	253
Miller Industries, Inc.	10	250
Barnes & Noble Education, Inc.*	36	248
Zoe's Kitchen, Inc.*	17	245
PICO Holdings, Inc.*	21	240
Green Brick Partners, Inc.*	22	240
GNC Holdings, Inc. — Class A*,1	62	239
Pier 1 Imports, Inc.	73	235
Golden Entertainment, Inc.*,1	10	232
AV Homes, Inc.*	12	223
Tile Shop Holdings, Inc.	37	222
Nathan's Famous, Inc.	3	222
Bojangles', Inc.*	16	222
Superior Uniform Group, Inc.	8	210
Foundation Building Materials, Inc.*	14	209
Hovnanian Enterprises, Inc. — Class A*	112	205
Rush Enterprises, Inc. — Class B*	5	202
Weyco Group, Inc.	6	202
Vera Bradley, Inc.*	19	202
Speedway Motorsports, Inc.	11	196
Boot Barn Holdings, Inc.*	11	195
Horizon Global Corp.*	23	190
PetIQ, Inc.*	7	186
Commercial Vehicle Group, Inc.*	24	186
Lindblad Expeditions Holdings, Inc.*	18	185
El Pollo Loco Holdings, Inc.*	19	181
Duluth Holdings, Inc. — Class B*	9	169
Habit Restaurants, Inc. — Class A*	19	167
Blue Bird Corp.*	7	166
Francesca's Holdings Corp.*	34	163
At Home Group, Inc.*,1	5	160
Century Casinos, Inc.*	20	149
J Alexander's Holdings, Inc.*	13	149
Tilly's, Inc. — Class A	13	147
Red Lion Hotels Corp.*	15	146
Fogo De Chao, Inc.*	9	142
Gaia, Inc.*	9	139
Sportsman's Warehouse Holdings, Inc.*	34	139
Big 5 Sporting Goods Corp.[1]	19	138
Escalade, Inc.	10	137
Kirkland's, Inc.*	14	136
Clarus Corp.*	19	128
Delta Apparel, Inc.*	7	126
Lifetime Brands, Inc.	10	124
New Home Company, Inc.*	11	122
Build-A-Bear Workshop, Inc. — Class A*	13	119
EnviroStar, Inc.[1]	3	118
Huttig Building Products, Inc.*	21	110
Castle Brands, Inc.*,1	81	100
Fred's, Inc. — Class A1	33	99
Marine Products Corp.	7	98
Libbey, Inc.	20	98
VOXX International Corp. — Class A*	18	89
Vitamin Shoppe, Inc.*	20	87
Noodles & Co.*	11	83
Sequential Brands Group, Inc.*	37	77
Container Store Group, Inc.*	14	76
PCM, Inc.*	9	75
Hamilton Beach Brands Holding Co. — Class A	3	64
J. Jill, Inc.*	12	53
Empire Resorts, Inc.*	3	52
Iconix Brand Group, Inc.*,1	45	50
Sears Holdings Corp.*	12	32
CompX International, Inc.	2	28
Inspired Entertainment, Inc.*	4	22
Total Consumer, Cyclical		221,327
Technology - 2.2%
MKS Instruments, Inc.	49	5,667
Aspen Technology, Inc.*	67	5,286
EPAM Systems, Inc.*	45	5,153

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 20.8% (continued)
Technology - 2.2% (continued)
Paycom Software, Inc.*	46	$4,940
Nutanix, Inc. — Class A*	98	4,813
Fair Isaac Corp.*	27	4,573
Entegris, Inc.	130	4,524
Blackbaud, Inc.	44	4,480
Monolithic Power Systems, Inc.	37	4,283
MAXIMUS, Inc.	59	3,938
Integrated Device Technology, Inc.*	123	3,759
2U, Inc.*	43	3,613
Lumentum Holdings, Inc.*	56	3,573
Silicon Laboratories, Inc.*	39	3,506
CACI International, Inc. — Class A*	23	3,481
HubSpot, Inc.*,1	32	3,466
j2 Global, Inc.	43	3,394
Medidata Solutions, Inc.*	52	3,266
Science Applications International Corp.	40	3,152
RealPage, Inc.*	53	2,730
Cabot Microelectronics Corp.	24	2,571
ACI Worldwide, Inc.*	107	2,538
Verint Systems, Inc.*	57	2,428
Cirrus Logic, Inc.*	59	2,397
Semtech Corp.*	59	2,304
Envestnet, Inc.*	40	2,292
Callidus Software, Inc.*	61	2,193
Qualys, Inc.*	30	2,182
Twilio, Inc. — Class A*	56	2,138
Mercury Systems, Inc.*	43	2,078
New Relic, Inc.*	28	2,075
CommVault Systems, Inc.*	36	2,059
Allscripts Healthcare Solutions, Inc.*	166	2,050
NetScout Systems, Inc.*	77	2,029
Pegasystems, Inc.	33	2,001
Convergys Corp.	86	1,945
Cloudera, Inc.*	89	1,921
Cornerstone OnDemand, Inc.*	48	1,877
Power Integrations, Inc.	26	1,777
Pure Storage, Inc. — Class A*	88	1,756
Brooks Automation, Inc.	63	1,706
ExlService Holdings, Inc.*	30	1,673
Acxiom Corp.*	73	1,658
Progress Software Corp.	43	1,653
Ebix, Inc.	22	1,639
VeriFone Systems, Inc.*	102	1,569
MINDBODY, Inc. — Class A*	40	1,556
Box, Inc. — Class A*	74	1,521
Omnicell, Inc.*	35	1,519
Five9, Inc.*	49	1,460
Bottomline Technologies de, Inc.*	37	1,434
Ambarella, Inc.*,1	29	1,421
Synaptics, Inc.*	31	1,418
CSG Systems International, Inc.	31	1,404
Rambus, Inc.*	99	1,329
Coupa Software, Inc.*	28	1,277
ManTech International Corp. — Class A	23	1,276
MaxLinear, Inc. — Class A*	56	1,274
Virtusa Corp.*	25	1,211
MicroStrategy, Inc. — Class A*	9	1,161
3D Systems Corp.*,1	100	1,159
Insight Enterprises, Inc.*	33	1,153
Electronics for Imaging, Inc.*	42	1,148
Inphi Corp.*	38	1,144
Cotiviti Holdings, Inc.*	33	1,137
Varonis Systems, Inc.*	18	1,089
Diodes, Inc.*	35	1,066
Diebold Nixdorf, Inc.[1]	69	1,063
Sykes Enterprises, Inc.*	36	1,042
SPS Commerce, Inc.*	16	1,025
MuleSoft, Inc. — Class A*	23	1,012
Amkor Technology, Inc.*	93	942
Xperi Corp.	44	931
Stratasys Ltd.*	46	928
Hortonworks, Inc.*	45	917
FormFactor, Inc.*	66	901
Instructure, Inc.*	21	885
Monotype Imaging Holdings, Inc.	39	876
MTS Systems Corp.	16	826
LivePerson, Inc.*	50	818
PROS Holdings, Inc.*	24	792
Syntel, Inc.*	31	791
Rudolph Technologies, Inc.*	28	776
Evolent Health, Inc. — Class A*	54	769
Cray, Inc.*	37	766
Veeco Instruments, Inc.*	44	748
CEVA, Inc.*	20	724
Axcelis Technologies, Inc.*	28	689
Alteryx, Inc. — Class A*	20	683
Carbonite, Inc.*	23	662
Quality Systems, Inc.*	48	655
Lattice Semiconductor Corp.*	113	629
Inovalon Holdings, Inc. — Class A*	59	625
Nanometrics, Inc.*	23	619
MACOM Technology Solutions Holdings, Inc.*	37	614
Super Micro Computer, Inc.*	36	612
Vocera Communications, Inc.*	26	609
CommerceHub, Inc.*	27	607
Apptio, Inc. — Class A*	21	595
Cohu, Inc.	26	593
Ultra Clean Holdings, Inc.*	30	577
Xcerra Corp.*	49	571
Everbridge, Inc.*	15	549
Blackline, Inc.*	14	549
Workiva, Inc.*	23	545
Donnelley Financial Solutions, Inc.*	31	532
Photronics, Inc.*	61	503
Unisys Corp.*	46	494
Engility Holdings, Inc.*	17	415
Synchronoss Technologies, Inc.*	39	411
TTEC Holdings, Inc.	13	399
Model N, Inc.*	22	397
USA Technologies, Inc.*	44	396
InnerWorkings, Inc.*	42	380
QAD, Inc. — Class A	9	375

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 20.8% (continued)
Technology - 2.2% (continued)
Appfolio, Inc. — Class A*	9	$368
Benefitfocus, Inc.*	15	366
VASCO Data Security International, Inc.*	28	363
Glu Mobile, Inc.*	96	362
Tabula Rasa HealthCare, Inc.*	9	349
KeyW Holding Corp.*	43	338
American Software, Inc. — Class A	25	325
Immersion Corp.*	27	323
Presidio, Inc.*	20	313
PDF Solutions, Inc.*	26	303
SMART Global Holdings, Inc.*	6	299
Computer Programs & Systems, Inc.	10	292
Alpha & Omega Semiconductor Ltd.*	18	278
CommerceHub, Inc.*	12	270
pdvWireless, Inc.*	9	269
MobileIron, Inc.*	52	257
AXT, Inc.*	35	254
DSP Group, Inc.*	21	248
Digi International, Inc.*	24	247
Ribbon Communications, Inc.*	43	219
Digimarc Corp.*	9	215
Brightcove, Inc.*	31	215
Castlight Health, Inc. — Class B*	59	215
Mitek Systems, Inc.*	29	215
Sigma Designs, Inc.*	34	211
Rosetta Stone, Inc.*	16	210
Impinj, Inc.*,1	16	208
Maxwell Technologies, Inc.*	34	202
Upland Software, Inc.*	7	202
Kopin Corp.*,1	57	178
Amber Road, Inc.*	19	169
Agilysys, Inc.*	14	167
Simulations Plus, Inc.	10	148
EMCORE Corp.*	25	142
Avid Technology, Inc.*	31	141
Park City Group, Inc.*	12	105
Pixelworks, Inc.*	26	101
GSI Technology, Inc.*	13	96
Quantum Corp.*	26	95
StarTek, Inc.*	9	88
Eastman Kodak Co.*	15	81
ExOne Co.*	10	73
SecureWorks Corp. — Class A*	7	56
Cogint, Inc.*	19	47
NantHealth, Inc.*	15	46
Veritone, Inc.*	3	42
Majesco*	5	25
Radisys Corp.*	34	22
Red Violet, Inc.*	3	15
Tintri, Inc.*	9	15
Total Technology		203,868
Communications - 1.3%
GrubHub, Inc.*	79	8,016
Proofpoint, Inc.*	40	4,546
Zendesk, Inc.*	91	4,356
RingCentral, Inc. — Class A*	59	3,746
Ciena Corp.*	127	3,289
ViaSat, Inc.*,1	49	3,220
Etsy, Inc.*	110	3,087
Yelp, Inc. — Class A*	73	3,048
Stamps.com, Inc.*	15	3,016
New York Times Co. — Class A	115	2,772
Nexstar Media Group, Inc. — Class A	40	2,660
Shutterfly, Inc.*	31	2,519
InterDigital, Inc.	32	2,355
Sinclair Broadcast Group, Inc. — Class A	65	2,035
Viavi Solutions, Inc.*	209	2,032
Vonage Holdings Corp.*	187	1,992
Meredith Corp.	36	1,937
Plantronics, Inc.	31	1,872
Cars.com, Inc.*	66	1,870
Chegg, Inc.*	87	1,797
NETGEAR, Inc.*	29	1,659
Cogent Communications Holdings, Inc.	38	1,649
GTT Communications, Inc.*	29	1,644
Finisar Corp.*	104	1,644
Shenandoah Telecommunications Co.	43	1,548
8x8, Inc.*	81	1,511
TiVo Corp.	108	1,463
Infinera Corp.*	134	1,455
Ubiquiti Networks, Inc.*,1	21	1,445
Oclaro, Inc.*	150	1,434
Groupon, Inc. — Class A*	310	1,345
Imperva, Inc.*	31	1,342
Q2 Holdings, Inc.*	29	1,321
World Wrestling Entertainment, Inc. — Class A	35	1,260
MSG Networks, Inc. — Class A*	55	1,243
Extreme Networks, Inc.*	101	1,118
Entercom Communications Corp. — Class A	115	1,110
Trade Desk, Inc. — Class A*	21	1,042
Gannett Company, Inc.	103	1,028
Scholastic Corp.	26	1,010
Blucora, Inc.*	40	984
ePlus, Inc.*	12	932
Quotient Technology, Inc.*	69	904
Iridium Communications, Inc.*	77	866
Boingo Wireless, Inc.*	34	842
Shutterstock, Inc.*	17	819
New Media Investment Group, Inc.	47	806
NIC, Inc.	59	785
Gray Television, Inc.*	59	749
Perficient, Inc.*	32	733
CalAmp Corp.*	32	732
Liberty Media Corporation-Liberty Braves — Class C*	32	730
Okta, Inc.*	18	717
Acacia Communications, Inc.*	18	692
ADTRAN, Inc.	44	684
Consolidated Communications Holdings, Inc.	60	658

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 20.8% (continued)
Communications - 1.3% (continued)
Houghton Mifflin Harcourt Co.*	94	$653
Web.com Group, Inc.*	36	652
EW Scripps Co. — Class A	53	635
Comtech Telecommunications Corp.	21	628
TrueCar, Inc.*	63	596
ORBCOMM, Inc.*	62	581
HealthStream, Inc.	23	571
Overstock.com, Inc.*,1	15	544
Loral Space & Communications, Inc.*	13	542
Cincinnati Bell, Inc.*	39	540
ATN International, Inc.	9	537
Frontier Communications Corp.[1]	72	534
Rapid7, Inc.*	19	486
XO Group, Inc.*	22	456
Gogo, Inc.*,1	52	449
Tucows, Inc. — Class A*	8	448
QuinStreet, Inc.*	34	434
Endurance International Group Holdings, Inc.*	53	392
TechTarget, Inc.*	19	378
MDC Partners, Inc. — Class A*	51	367
Globalstar, Inc.*	516	355
Central European Media Enterprises Ltd. — Class A*	75	315
tronc, Inc.*	19	312
Carvana Co.*	13	298
Spok Holdings, Inc.	19	284
Limelight Networks, Inc.*	69	284
1-800-Flowers.com, Inc. — Class A*	24	283
Entravision Communications Corp. — Class A	60	282
Lands' End, Inc.*	12	280
Quantenna Communications, Inc.*	20	274
Harmonic, Inc.*	72	274
Calix, Inc.*	39	267
A10 Networks, Inc.*	45	262
Windstream Holdings, Inc.	168	237
Daily Journal Corp.*	1	229
ChannelAdvisor Corp.*	24	218
NeoPhotonics Corp.*,1	31	212
Zix Corp.*	49	209
Internap Corp.*	19	209
Liberty Media Corporation-Liberty Braves — Class A*	9	205
HC2 Holdings, Inc.*	38	200
Preformed Line Products Co.	3	195
VirnetX Holding Corp.*	47	186
Ooma, Inc.*	16	174
Clear Channel Outdoor Holdings, Inc. — Class A	34	167
Yext, Inc.*	13	164
RigNet, Inc.*	12	163
Liquidity Services, Inc.*	24	156
Hemisphere Media Group, Inc.*	13	146
KVH Industries, Inc.*	14	145
Clearfield, Inc.*	11	142
Telenav, Inc.*	26	140
WideOpenWest, Inc.*	19	136
Hawaiian Telcom Holdco, Inc.*	5	133
Meet Group, Inc.*	62	130
Intelsat S.A.*	34	128
Corindus Vascular Robotics, Inc.*	92	126
Aerohive Networks, Inc.*	30	121
Saga Communications, Inc. — Class A	3	112
IDT Corp. — Class B*	16	100
Leaf Group Ltd.*	11	78
Rubicon Project, Inc.*	41	74
DHI Group, Inc.*	44	70
Global Eagle Entertainment, Inc.*	47	69
RealNetworks, Inc.*	22	67
Townsquare Media, Inc. — Class A	8	63
FTD Companies, Inc.*	15	55
Beasley Broadcast Group, Inc. — Class A	4	45
Salem Media Group, Inc. — Class A	11	40
Value Line, Inc.	1	18
Total Communications		119,324
Energy - 0.7%
Delek US Holdings, Inc.	76	3,053
PDC Energy, Inc.*	61	2,991
Matador Resources Co.*	89	2,662
Callon Petroleum Co.*	184	2,436
Peabody Energy Corp.	60	2,190
SRC Energy, Inc.*	213	2,009
Oasis Petroleum, Inc.*	242	1,960
Ensco plc — Class A1	390	1,712
Arch Coal, Inc. — Class A	18	1,654
McDermott International, Inc.*	258	1,571
Dril-Quip, Inc.*	34	1,523
MRC Global, Inc.*	82	1,348
SemGroup Corp. — Class A	60	1,284
Pattern Energy Group, Inc. — Class A	72	1,245
Rowan Companies plc — Class A*	106	1,223
Oil States International, Inc.*	46	1,205
Superior Energy Services, Inc.*	139	1,172
Carrizo Oil & Gas, Inc.*	70	1,120
C&J Energy Services, Inc.*	43	1,110
NOW, Inc.*	98	1,002
Denbury Resources, Inc.*	363	995
Unit Corp.*	48	948
Diamond Offshore Drilling, Inc.*,1	58	850
Warrior Met Coal, Inc.[1]	30	840
WildHorse Resource Development Corp.*,1	44	840
Noble Corporation plc*	223	827
Forum Energy Technologies, Inc.*	74	814
ProPetro Holding Corp.*	51	810
Exterran Corp.*	30	801
SEACOR Holdings, Inc.*	15	767

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 20.8% (continued)
Energy - 0.7% (continued)
Helix Energy Solutions Group, Inc.*	129	$747
Ultra Petroleum Corp.*	178	742
Jagged Peak Energy, Inc.*	52	735
Sunrun, Inc.*	78	697
Resolute Energy Corp.*	20	693
Thermon Group Holdings, Inc.*	30	672
California Resources Corp.*	39	669
Stone Energy Corp.*	18	668
Ring Energy, Inc.*	45	646
SunCoke Energy, Inc.*	59	635
Newpark Resources, Inc.*	78	632
Green Plains, Inc.	37	622
Halcon Resources Corp.*	119	580
Archrock, Inc.	64	560
Keane Group, Inc.*	37	548
Bonanza Creek Energy, Inc.*	19	526
Par Pacific Holdings, Inc.*	30	515
SandRidge Energy, Inc.*	32	464
Penn Virginia Corp.*	13	456
CVR Energy, Inc.[1]	15	453
TerraForm Power, Inc. — Class A	42	451
Renewable Energy Group, Inc.*	35	448
Plug Power, Inc.*	207	391
TETRA Technologies, Inc.*	104	390
Bristow Group, Inc.	30	390
Tellurian, Inc.*	53	382
W&T Offshore, Inc.*	86	381
REX American Resources Corp.*	5	364
HighPoint Resources Corp.*	69	351
Matrix Service Co.*	25	343
Abraxas Petroleum Corp.*	139	309
Flotek Industries, Inc.*	50	305
FutureFuel Corp.	24	288
Panhandle Oil and Gas, Inc. — Class A	14	270
Natural Gas Services Group, Inc.*	11	262
Trecora Resources*	19	258
Frank's International N.V.	46	250
Basic Energy Services, Inc.*	16	231
TPI Composites, Inc.*	10	224
Mammoth Energy Services, Inc.*	7	224
Earthstone Energy, Inc. — Class A*	21	213
Isramco, Inc.*	2	208
Clean Energy Fuels Corp.*	125	206
Sanchez Energy Corp.*	65	203
Cloud Peak Energy, Inc.*	68	198
Evolution Petroleum Corp.	24	193
Select Energy Services, Inc. — Class A*	15	189
Pioneer Energy Services Corp.*	70	189
SilverBow Resources, Inc.*	6	175
Era Group, Inc.*	18	168
Solaris Oilfield Infrastructure, Inc. — Class A*	10	166
Lilis Energy, Inc.*	40	159
CARBO Ceramics, Inc.*	21	152
NCS Multistage Holdings, Inc.*	10	150
Midstates Petroleum Company, Inc.*	10	133
NACCO Industries, Inc. — Class A	4	132
Independence Contract Drilling, Inc.*	32	121
Geospace Technologies Corp.*	12	118
Pacific Ethanol, Inc.*	39	117
Eclipse Resources Corp.*	80	115
PHI, Inc.*	11	113
Gastar Exploration, Inc.*	163	111
Energy XXI Gulf Coast, Inc.*	28	108
Key Energy Services, Inc.*	9	105
Approach Resources, Inc.*	40	104
Hallador Energy Co.	14	96
Vivint Solar, Inc.*	25	91
Adams Resources & Energy, Inc.	2	87
Gulf Island Fabrication, Inc.	12	85
Contango Oil & Gas Co.*	22	78
Parker Drilling Co.*	122	77
EP Energy Corp. — Class A*	36	48
Ramaco Resources, Inc.*	6	43
Ranger Energy Services, Inc.*	5	41
Jones Energy, Inc. — Class A*	47	38
Rosehill Resources, Inc.*	2	12
Westmoreland Coal Co.*	18	7
Total Energy		66,283
Basic Materials - 0.7%
PolyOne Corp.	73	3,104
Sensient Technologies Corp.	41	2,894
Ingevity Corp.*	39	2,874
Allegheny Technologies, Inc.*	114	2,700
Balchem Corp.	30	2,452
HB Fuller Co.	46	2,288
Commercial Metals Co.	105	2,148
Minerals Technologies, Inc.	32	2,142
Compass Minerals International, Inc.[1]	32	1,930
GCP Applied Technologies, Inc.*	66	1,917
US Silica Holdings, Inc.	75	1,914
Cleveland-Cliffs, Inc.*	273	1,897
Carpenter Technology Corp.	42	1,853
Quaker Chemical Corp.	12	1,777
Ferro Corp.*	76	1,765
Innospec, Inc.	23	1,578
Kaiser Aluminum Corp.	15	1,514
Stepan Co.	18	1,497
Tronox Ltd. — Class A	81	1,494
Coeur Mining, Inc.*	168	1,344
Kraton Corp.*	28	1,336
Hecla Mining Co.	360	1,321
AK Steel Holding Corp.*,1	288	1,305
Neenah Paper, Inc.	16	1,255
A. Schulman, Inc.	26	1,118
Schweitzer-Mauduit International, Inc.	28	1,096
Materion Corp.	19	970
AdvanSix, Inc.*	27	939

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 20.8% (continued)
Basic Materials - 0.7% (continued)
Rayonier Advanced Materials, Inc.	40	$859
PH Glatfelter Co.	40	821
Schnitzer Steel Industries, Inc. — Class A	25	809
Koppers Holdings, Inc.*	19	781
Century Aluminum Co.*	46	761
KMG Chemicals, Inc.	12	719
Innophos Holdings, Inc.	17	684
Clearwater Paper Corp.*	16	626
Fairmount Santrol Holdings, Inc.*	142	604
CSW Industrials, Inc.*	13	586
Verso Corp. — Class A*	32	539
American Vanguard Corp.	26	525
Kronos Worldwide, Inc.	21	475
OMNOVA Solutions, Inc.*	40	420
Codexis, Inc.*	38	418
Klondex Mines Ltd.*	161	378
PQ Group Holdings, Inc.*	27	377
Hawkins, Inc.	9	316
Landec Corp.*	24	313
Intrepid Potash, Inc.*	86	313
Oil-Dri Corporation of America	6	241
Gold Resource Corp.	48	217
Aceto Corp.	28	213
Uranium Energy Corp.*	124	162
AgroFresh Solutions, Inc.*	20	147
United States Lime & Minerals, Inc.	2	146
Valhi, Inc.	24	145
Ryerson Holding Corp.*	15	122
Smart Sand, Inc.*	20	116
Shiloh Industries, Inc.*	13	113
Orchids Paper Products Co.*,1	9	73
Total Basic Materials		63,441
Utilities - 0.7%
IDACORP, Inc.	47	4,149
WGL Holdings, Inc.	47	3,932
ALLETE, Inc.	46	3,324
Portland General Electric Co.	82	3,322
Spire, Inc.	44	3,181
ONE Gas, Inc.	48	3,169
New Jersey Resources Corp.	79	3,168
Avista Corp.	59	3,024
Southwest Gas Holdings, Inc.	43	2,908
PNM Resources, Inc.	73	2,792
Black Hills Corp.	48	2,606
NorthWestern Corp.	44	2,367
Ormat Technologies, Inc.	37	2,086
South Jersey Industries, Inc.	73	2,056
El Paso Electric Co.	37	1,887
American States Water Co.	34	1,804
MGE Energy, Inc.	32	1,795
California Water Service Group	44	1,639
Otter Tail Corp.	36	1,561
Northwest Natural Gas Co.	26	1,499
Dynegy, Inc.*	101	1,366
Chesapeake Utilities Corp.	15	1,055
NRG Yield, Inc. — Class C	59	1,003
SJW Group	15	791
Connecticut Water Service, Inc.	12	726
Unitil Corp.	13	603
Middlesex Water Co.	15	551
NRG Yield, Inc. — Class A	32	526
York Water Co.	12	372
Artesian Resources Corp. — Class A	7	255
Ameresco, Inc. — Class A*	17	221
Atlantic Power Corp.*	104	218
Consolidated Water Company Ltd.	13	189
RGC Resources, Inc.	6	152
Spark Energy, Inc. — Class A	11	130
Global Water Resources, Inc.	9	81
Genie Energy Ltd. — Class B	12	60
Total Utilities		60,568
Diversified - 0.0%
HRG Group, Inc.*	109	1,797
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	28	798
Total Common Stocks
(Cost $1,560,525)		1,898,863

WARRANTS†† - 0.0%
Imperial Holdings, Inc.
$10.75, 10/06/19*	2	–
Total Warrants
(Cost $–)		–

RIGHTS†† - 0.0%
Babcock & Wilcox Enterprises, Inc.
Expires 04/10/18*	41	79
Omthera Pharmaceuticals, Inc.†††,*,2	37	–
Tobira Therapeutics, Inc.†††,*,2	8	–
Dyax Corp.†††,*,2	406	–
Nexstar Media Group, Inc.†††,*,2	132	–
Total Rights
(Cost $65)		79

MUTUAL FUNDS† - 38.9%
Guggenheim Strategy Fund II3	89,923	2,248,977
Guggenheim Strategy Fund I3	51,642	1,293,644
Total Mutual Funds
(Cost $3,532,800)		3,542,621

	Face Amount
REPURCHASE AGREEMENTS††,4 - 36.2%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18[5]	$2,485,862	2,485,862
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18[5]	813,441	813,441
Total Repurchase Agreements
(Cost $3,299,303)		3,299,303

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
SECURITIES LENDING COLLATERAL†,6 - 0.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.49%[7]	42,430	$42,430
Total Securities Lending Collateral
(Cost $42,430)		42,430
Total Investments - 96.4%
(Cost $8,435,123)		$8,783,296
Other Assets & Liabilities, net - 3.6%		332,386
Total Net Assets - 100.0%		$9,115,682

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	15	Jun 2018	$1,147,425	$(25,561)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain (Loss)
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	1.74%	At Maturity	04/30/18	3,242	$4,957,982	$53,152
BNP Paribas	Russell 2000 Index	1.89%	At Maturity	04/30/18	542	829,487	8,603
Goldman Sachs International	Russell 2000 Index	1.59%	At Maturity	04/27/18	3,089	4,724,294	(44,140)
						$10,511,763	$17,615

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 29, 2018 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at March 29, 2018. The total market value of fair valued securities amounts to $0, (cost $0) or less than 0.1% of total net assets.
[3]	Affiliated issuer.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at March 29, 2018.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7 day yield as of March 29, 2018.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs		Level 2 - Other*	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$1,898,863	$—	$—		$—	$—		$1,898,863
Equity Index Swap Agreements	—	—	—		61,755	—		61,755
Mutual Funds	3,542,621	—	—		—	—		3,542,621
Repurchase Agreements	—	—	3,299,303		—	—		3,299,303
Rights	—	—	79		—	—	**	79
Securities Lending Collateral	42,430	—	—		—	—		42,430
Warrants	—	—	—	**	—	—		—
Total Assets	$5,483,914	$—	$3,299,382		$61,755	$—		$8,845,051

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs		Level 2 - Other*	Level 3 Significant Unobservable Inputs		Total
Equity Futures Contracts	$—	$25,561	$—		$—	$—		$25,561
Equity Index Swap Agreements	—	—	—		44,140	—		44,140
Total Liabilities	$—	$25,561	$—		$44,140	$—		$69,701

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.
**	Security has a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the the underlying series of Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended March 29, 2018, in which the portfolio company is an "affiliated person", were as follows:
Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized	Value 3/29/18	Shares 3/29/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$2,584,967	$708,478	$(2,000,000)	$(3,171)	$3,370	$1,293,644	51,642	$8,550
Guggenheim Strategy Fund II	2,536,218	212,764	(500,000)	202	(207)	2,248,977	89,923	12,835
	$5,121,185	$921,242	$(2,500,000)	$(2,969)	$3,163	$3,542,621		$21,385

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 19.7%
Financial - 4.8%
MGIC Investment Corp.*	174	$2,262
Sterling Bancorp	96	2,165
Wintrust Financial Corp.	25	2,151
Umpqua Holdings Corp.	100	2,141
Texas Capital Bancshares, Inc.*	22	1,978
Hancock Holding Co.	38	1,965
Primerica, Inc.	20	1,932
Radian Group, Inc.	101	1,923
Stifel Financial Corp.	31	1,836
IBERIABANK Corp.	23	1,794
Chemical Financial Corp.	32	1,750
Cousins Properties, Inc. REIT	195	1,693
CNO Financial Group, Inc.	78	1,690
First Industrial Realty Trust, Inc. REIT	56	1,637
Ryman Hospitality Properties, Inc. REIT	21	1,626
Home BancShares, Inc.	71	1,620
Essent Group Ltd.*	38	1,617
Sunstone Hotel Investors, Inc. REIT	106	1,613
Investors Bancorp, Inc.	117	1,596
United Bankshares, Inc.	45	1,586
Selective Insurance Group, Inc.	26	1,578
Evercore, Inc. — Class A	18	1,570
Gramercy Property Trust REIT	72	1,565
Healthcare Realty Trust, Inc. REIT	56	1,552
LaSalle Hotel Properties REIT	53	1,538
RLJ Lodging Trust REIT	79	1,536
MB Financial, Inc.	37	1,498
South State Corp.	17	1,450
UMB Financial Corp.	20	1,448
Valley National Bancorp	116	1,445
Sabra Health Care REIT, Inc.	80	1,412
PotlatchDeltic Corp. REIT	27	1,405
Columbia Banking System, Inc.	33	1,384
Ellie Mae, Inc.*	15	1,379
Fulton Financial Corp.	77	1,367
Cathay General Bancorp	34	1,359
Washington Federal, Inc.	39	1,349
Glacier Bancorp, Inc.	35	1,343
First Financial Bankshares, Inc.	29	1,343
EastGroup Properties, Inc. REIT	16	1,323
Physicians Realty Trust REIT	83	1,292
National Health Investors, Inc. REIT	19	1,278
First Citizens BancShares, Inc. — Class A	3	1,240
Community Bank System, Inc.	23	1,232
BancorpSouth Bank	38	1,208
American Equity Investment Life Holding Co.	40	1,174
GEO Group, Inc. REIT	57	1,167
Education Realty Trust, Inc. REIT	35	1,146
RLI Corp.	18	1,141
First Midwest Bancorp, Inc.	46	1,131
Bank of NT Butterfield & Son Ltd.	25	1,122
Blackhawk Network Holdings, Inc.*	25	1,117
Pebblebrook Hotel Trust REIT	32	1,099
BofI Holding, Inc.*	27	1,094
Great Western Bancorp, Inc.	27	1,087
CVB Financial Corp.	47	1,064
Hope Bancorp, Inc.	58	1,055
Simmons First National Corp. — Class A	37	1,053
Enstar Group Ltd.*	5	1,051
United Community Banks, Inc.	33	1,044
Rexford Industrial Realty, Inc. REIT	36	1,036
Old National Bancorp	61	1,031
STAG Industrial, Inc. REIT	43	1,029
Kemper Corp.	18	1,026
PS Business Parks, Inc. REIT	9	1,017
Washington Real Estate Investment Trust REIT	37	1,010
Xenia Hotels & Resorts, Inc. REIT	51	1,006
Urban Edge Properties REIT	47	1,003
DiamondRock Hospitality Co. REIT	94	981
International Bancshares Corp.	25	973
Acadia Realty Trust REIT	39	959
Kennedy-Wilson Holdings, Inc.	55	957
LegacyTexas Financial Group, Inc.	22	942
Trustmark Corp.	30	935
Argo Group International Holdings Ltd.	16	918
Union Bankshares Corp.	25	918
Financial Engines, Inc.	26	910
Retail Opportunity Investments Corp. REIT	51	901
Apollo Commercial Real Estate Finance, Inc. REIT	50	899
Invesco Mortgage Capital, Inc. REIT	53	868
Independent Bank Corp.	12	859
ServisFirst Bancshares, Inc.	21	857
Quality Care Properties, Inc. REIT*	44	855
Renasant Corp.	20	851
Ameris Bancorp	16	846
WesBanco, Inc.	20	846
HFF, Inc. — Class A	17	845
Eagle Bancorp, Inc.*	14	838
Banner Corp.	15	832
TowneBank	29	829
Terreno Realty Corp. REIT	24	828
First Financial Bancorp	28	822
FCB Financial Holdings, Inc. — Class A*	16	818
WageWorks, Inc.*	18	814
Lexington Realty Trust REIT	102	803
PRA Group, Inc.*	21	798
QTS Realty Trust, Inc. — Class A REIT	22	797
Chesapeake Lodging Trust REIT	28	779

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 19.7% (continued)
Financial - 4.8% (continued)
Hilltop Holdings, Inc.	33	$774
Walker & Dunlop, Inc.	13	772
Horace Mann Educators Corp.	18	770
Moelis & Co. — Class A	15	763
First Merchants Corp.	18	751
Waddell & Reed Financial, Inc. — Class A	37	748
Northwest Bancshares, Inc.	45	745
CenterState Bank Corp.	28	743
Capitol Federal Financial, Inc.	60	741
Pacific Premier Bancorp, Inc.*	18	724
WSFS Financial Corp.	15	718
Alexander & Baldwin, Inc. REIT	31	717
Provident Financial Services, Inc.	28	717
NBT Bancorp, Inc.	20	710
Mack-Cali Realty Corp. REIT	41	685
LTC Properties, Inc. REIT	18	684
Berkshire Hills Bancorp, Inc.	18	683
Artisan Partners Asset Management, Inc. — Class A	20	666
Genworth Financial, Inc. — Class A*	235	665
Summit Hotel Properties, Inc. REIT	48	653
Four Corners Property Trust, Inc. REIT	28	647
S&T Bancorp, Inc.	16	639
Westamerica Bancorporation	11	639
First Commonwealth Financial Corp.	45	636
American Assets Trust, Inc. REIT	19	635
Agree Realty Corp. REIT	13	625
Park National Corp.	6	623
Government Properties Income Trust REIT	44	601
Kite Realty Group Trust REIT	39	594
Infinity Property & Casualty Corp.	5	592
OceanFirst Financial Corp.	22	588
Washington Prime Group, Inc. REIT	88	587
Boston Private Financial Holdings, Inc.	39	587
Heartland Financial USA, Inc.	11	584
Sandy Spring Bancorp, Inc.	15	581
Third Point Reinsurance Ltd.*	41	572
Brookline Bancorp, Inc.	35	567
Employers Holdings, Inc.	14	566
Independent Bank Group, Inc.	8	566
Select Income REIT	29	565
National General Holdings Corp.	23	559
Redwood Trust, Inc. REIT	36	557
Ladder Capital Corp. — Class A REIT	36	543
First BanCorp*	90	542
State Bank Financial Corp.	18	540
Safety Insurance Group, Inc.	7	538
BrightSphere Investment Group plc	34	536
Houlihan Lokey, Inc.	12	535
First Busey Corp.	18	535
Tompkins Financial Corp.	7	530
Cannae Holdings, Inc.*	28	528
Global Net Lease, Inc. REIT	31	523
PennyMac Mortgage Investment Trust REIT	29	523
Navigators Group, Inc.	9	519
LendingClub Corp.*	148	518
Lakeland Financial Corp.	11	509
Seacoast Banking Corporation of Florida*	19	503
National Storage Affiliates Trust REIT	20	502
Piper Jaffray Cos.	6	498
Beneficial Bancorp, Inc.	32	498
AMERISAFE, Inc.	9	497
Encore Capital Group, Inc.*	11	497
Virtus Investment Partners, Inc.	4	495
AmTrust Financial Services, Inc.	40	492
WisdomTree Investments, Inc.	53	486
RE/MAX Holdings, Inc. — Class A	8	483
Monmouth Real Estate Investment Corp. REIT	32	481
City Holding Co.	7	480
United Fire Group, Inc.	10	479
First Interstate BancSystem, Inc. — Class A	12	475
Nelnet, Inc. — Class A	9	472
CYS Investments, Inc. REIT	70	470
CareTrust REIT, Inc.	35	469
Enterprise Financial Services Corp.	10	469
Kearny Financial Corp.	36	468
First Bancorp	13	463
Ramco-Gershenson Properties Trust REIT	37	457
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	23	448
MainSource Financial Group, Inc.	11	447
NMI Holdings, Inc. — Class A*	27	447
Universal Insurance Holdings, Inc.	14	447
Meridian Bancorp, Inc.	22	443
ARMOUR Residential REIT, Inc.	19	442
Stewart Information Services Corp.	10	439
Aircastle Ltd.	22	437
Meta Financial Group, Inc.	4	437
Hanmi Financial Corp.	14	430
Seritage Growth Properties REIT	12	427
James River Group Holdings Ltd.	12	426
BancFirst Corp.	8	425
Southside Bancshares, Inc.	12	417
Franklin Street Properties Corp. REIT	49	412
Customers Bancorp, Inc.*	14	408

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 19.7% (continued)
Financial - 4.8% (continued)
Cohen & Steers, Inc.	10	$407
Tier REIT, Inc.	22	407
ConnectOne Bancorp, Inc.	14	403
Chatham Lodging Trust REIT	21	402
PJT Partners, Inc. — Class A	8	401
National Bank Holdings Corp. — Class A	12	399
Heritage Financial Corp.	13	398
Lakeland Bancorp, Inc.	20	397
Virtu Financial, Inc. — Class A	12	396
St. Joe Co.*	21	396
MTGE Investment Corp. REIT	22	394
MBIA, Inc.*,1	42	389
InfraREIT, Inc.	20	389
Easterly Government Properties, Inc. REIT	19	388
Banc of California, Inc.[1]	20	386
Preferred Bank/Los Angeles CA	6	385
Alexander's, Inc. REIT	1	381
Capstead Mortgage Corp. REIT	44	381
Washington Trust Bancorp, Inc.	7	376
United Financial Bancorp, Inc.	23	373
HomeStreet, Inc.*	13	372
Central Pacific Financial Corp.	13	370
TrustCo Bank Corp. NY	43	363
Universal Health Realty Income Trust REIT	6	361
Kinsale Capital Group, Inc.	7	359
1st Source Corp.	7	354
Flagstar Bancorp, Inc.*	10	354
Carolina Financial Corp.	9	354
Getty Realty Corp. REIT	14	353
CoBiz Financial, Inc.	18	353
Enova International, Inc.*	16	353
Bryn Mawr Bank Corp.	8	352
Stock Yards Bancorp, Inc.	10	351
Flushing Financial Corp.	13	350
Independence Realty Trust, Inc. REIT	38	349
Federal Agricultural Mortgage Corp. — Class C	4	348
Ambac Financial Group, Inc.*	22	345
TriCo Bancshares	9	335
German American Bancorp, Inc.	10	333
Univest Corporation of Pennsylvania	12	332
Triumph Bancorp, Inc.*	8	330
R1 RCM, Inc.*	46	328
NorthStar Realty Europe Corp. REIT	25	325
CBL & Associates Properties, Inc. REIT[1]	78	325
Community Trust Bancorp, Inc.	7	316
World Acceptance Corp.*,1	3	316
Guaranty Bancorp	11	312
Camden National Corp.	7	311
New Senior Investment Group, Inc. REIT	38	311
New York Mortgage Trust, Inc. REIT[1]	52	308
Live Oak Bancshares, Inc.	11	306
iStar, Inc. REIT*	30	305
National Western Life Group, Inc. — Class A	1	305
Hersha Hospitality Trust REIT	17	304
First of Long Island Corp.	11	302
Bridge Bancorp, Inc.	9	302
Horizon Bancorp	10	300
Pennsylvania Real Estate Investment Trust REIT	31	299
Trupanion, Inc.*	10	299
INTL FCStone, Inc.*	7	299
Cass Information Systems, Inc.	5	298
Northfield Bancorp, Inc.	19	297
Investment Technology Group, Inc.	15	296
Investors Real Estate Trust REIT	56	291
Armada Hoffler Properties, Inc. REIT	21	287
Opus Bank	10	280
FBL Financial Group, Inc. — Class A	4	277
Oritani Financial Corp.	18	276
QCR Holdings, Inc.	6	269
Peapack Gladstone Financial Corp.	8	267
Heritage Commerce Corp.	16	264
National Commerce Corp.*	6	261
Dime Community Bancshares, Inc.	14	258
Saul Centers, Inc. REIT	5	255
Marcus & Millichap, Inc.*	7	252
Urstadt Biddle Properties, Inc. — Class A REIT	13	251
Great Southern Bancorp, Inc.	5	250
CatchMark Timber Trust, Inc. — Class A REIT	20	249
Bancorp, Inc.*	23	248
Peoples Bancorp, Inc.	7	248
Cadence BanCorp	9	245
FB Financial Corp.*	6	244
First Foundation, Inc.*	13	241
First Community Bancshares, Inc.	8	239
Nationstar Mortgage Holdings, Inc.*	13	233
Mercantile Bank Corp.	7	233
Ashford Hospitality Trust, Inc. REIT	36	233
TriState Capital Holdings, Inc.*	10	233
Fidelity Southern Corp.	10	231
Blue Hills Bancorp, Inc.	11	229
First Defiance Financial Corp.	4	229
State Auto Financial Corp.	8	229
Preferred Apartment Communities, Inc. — Class A REIT	16	227
Westwood Holdings Group, Inc.	4	226
AG Mortgage Investment Trust, Inc. REIT	13	226
Greenlight Capital Re Ltd. — Class A*	14	225

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 19.7% (continued)
Financial - 4.8% (continued)
Hamilton Lane, Inc. — Class A	6	$223
Green Bancorp, Inc.*	10	222
Greenhill & Company, Inc.	12	222
Front Yard Residential Corp. REIT	22	221
Midland States Bancorp, Inc.	7	221
Nicolet Bankshares, Inc.*	4	220
United Community Financial Corp.	22	217
Granite Point Mortgage Trust, Inc. REIT	13	215
Maiden Holdings Ltd.	33	215
Anworth Mortgage Asset Corp. REIT	44	211
RMR Group, Inc. — Class A	3	210
OFG Bancorp	20	209
HomeTrust Bancshares, Inc.*	8	208
Gladstone Commercial Corp. REIT	12	208
First Financial Corp.	5	208
Waterstone Financial, Inc.	12	208
Financial Institutions, Inc.	7	207
Bank of Marin Bancorp	3	207
Diamond Hill Investment Group, Inc.	1	206
Independent Bank Corp.	9	206
Hingham Institution for Savings	1	206
Ocwen Financial Corp.*	50	206
Community Healthcare Trust, Inc. REIT	8	206
West Bancorporation, Inc.	8	205
Arrow Financial Corp.	6	204
CNB Financial Corp.	7	204
Investors Title Co.	1	200
Access National Corp.	7	200
NexPoint Residential Trust, Inc. REIT	8	199
Equity Bancshares, Inc. — Class A*	5	196
Allegiance Bancshares, Inc.*	5	196
Bar Harbor Bankshares	7	194
People's Utah Bancorp	6	194
Veritex Holdings, Inc.*	7	194
Republic First Bancorp, Inc.*	22	191
Regional Management Corp.*	6	191
PCSB Financial Corp.*	9	189
UMH Properties, Inc. REIT	14	188
CorEnergy Infrastructure Trust, Inc. REIT	5	188
Whitestone REIT — Class B	18	187
First Mid-Illinois Bancshares, Inc.	5	182
PennyMac Financial Services, Inc. — Class A*	8	181
Atlantic Capital Bancshares, Inc.*	10	181
Old Second Bancorp, Inc.	13	181
First Connecticut Bancorp, Inc.	7	179
B. Riley Financial, Inc.	9	176
Western Asset Mortgage Capital Corp. REIT	18	174
United Insurance Holdings Corp.	9	172
Cowen, Inc. — Class A*	13	172
FRP Holdings, Inc.*	3	168
MidWestOne Financial Group, Inc.	5	166
Farmers National Banc Corp.	12	166
Franklin Financial Network, Inc.*	5	163
Farmers & Merchants Bancorp, Inc.	4	161
First Bancshares, Inc.	5	161
Citizens, Inc.*	22	161
Sierra Bancorp	6	160
Southern National Bancorp of Virginia, Inc.	10	158
Cedar Realty Trust, Inc. REIT	40	158
PHH Corp.*	15	157
Ladenburg Thalmann Financial Services, Inc.	47	154
Republic Bancorp, Inc. — Class A	4	153
HCI Group, Inc.	4	153
Dynex Capital, Inc. REIT	23	152
Heritage Insurance Holdings, Inc.[1]	10	152
American National Bankshares, Inc.	4	150
City Office REIT, Inc.	13	150
Ares Commercial Real Estate Corp. REIT	12	148
First Internet Bancorp	4	148
Orchid Island Capital, Inc. REIT	20	147
Health Insurance Innovations, Inc. — Class A*	5	144
Arlington Asset Investment Corp. — Class A	13	143
Enterprise Bancorp, Inc.	4	141
Clifton Bancorp, Inc.	9	141
First Bancorp, Inc.	5	140
Global Indemnity Ltd.	4	138
Peoples Financial Services Corp.	3	137
MedEquities Realty Trust, Inc. REIT	13	137
EMC Insurance Group, Inc.	5	135
National Bankshares, Inc.	3	135
Southern First Bancshares, Inc.*	3	134
Resource Capital Corp. REIT	14	133
Altisource Portfolio Solutions S.A.*	5	133
One Liberty Properties, Inc. REIT	6	133
Old Line Bancshares, Inc.	4	132
Home Bancorp, Inc.	3	130
On Deck Capital, Inc.*	23	129
Western New England Bancorp, Inc.	12	128
WMIH Corp.*	89	126
Consolidated-Tomoka Land Co.	2	126
Summit Financial Group, Inc.	5	125
Capital City Bank Group, Inc.	5	124
Macatawa Bank Corp.	12	123

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 19.7% (continued)
Financial - 4.8% (continued)
Safeguard Scientifics, Inc.*	10	$122
BSB Bancorp, Inc.*	4	122
Charter Financial Corp.	6	122
Sutherland Asset Management Corp. REIT	8	121
Farmers Capital Bank Corp.	3	120
Farmland Partners, Inc. REIT	14	117
Ashford Hospitality Prime, Inc. REIT	12	117
Citizens & Northern Corp.	5	115
Redfin Corp.*,1	5	114
Marlin Business Services Corp.	4	113
Shore Bancshares, Inc.	6	113
Codorus Valley Bancorp, Inc.	4	112
Ames National Corp.	4	110
Southern Missouri Bancorp, Inc.	3	110
MutualFirst Financial, Inc.	3	109
Jernigan Capital, Inc. REIT	6	109
GAIN Capital Holdings, Inc.	16	108
Independence Holding Co.	3	107
HarborOne Bancorp, Inc.*	6	106
Forestar Group, Inc.*	5	106
Cherry Hill Mortgage Investment Corp. REIT	6	105
Northrim BanCorp, Inc.	3	104
Investar Holding Corp.	4	103
Oppenheimer Holdings, Inc. — Class A	4	103
BankFinancial Corp.	6	102
Union Bankshares, Inc.	2	102
First Business Financial Services, Inc.	4	101
KKR Real Estate Finance Trust, Inc.	5	100
eHealth, Inc.*	7	100
TPG RE Finance Trust, Inc. REIT	5	99
Bankwell Financial Group, Inc.	3	97
Great Ajax Corp. REIT	7	95
BCB Bancorp, Inc.	6	94
Riverview Bancorp, Inc.	10	93
Bear State Financial, Inc.	9	92
Civista Bancshares, Inc.	4	91
Timberland Bancorp, Inc.	3	91
Stratus Properties, Inc.*	3	91
Evans Bancorp, Inc.	2	90
Norwood Financial Corp.	3	90
Community Bankers Trust Corp.*	10	90
Pzena Investment Management, Inc. — Class A	8	89
Territorial Bancorp, Inc.	3	89
MidSouth Bancorp, Inc.	7	89
Unity Bancorp, Inc.	4	88
Baldwin & Lyons, Inc. — Class B	4	88
ACNB Corp.	3	88
Entegra Financial Corp.*	3	87
MBT Financial Corp.	8	86
Bluerock Residential Growth REIT, Inc.	10	85
Penns Woods Bancorp, Inc.	2	85
Ohio Valley Banc Corp.	2	84
NI Holdings, Inc.*	5	84
Bank of Commerce Holdings	7	82
Safety Income & Growth, Inc. REIT	5	80
Century Bancorp, Inc. — Class A	1	79
Howard Bancorp, Inc.*	4	79
Federated National Holding Co.	5	79
Central Valley Community Bancorp	4	78
Malvern Bancorp, Inc.*	3	78
LCNB Corp.	4	76
Capstar Financial Holdings, Inc.*	4	75
Associated Capital Group, Inc. — Class A	2	75
Community Financial Corp.	2	74
Premier Financial Bancorp, Inc.	4	74
FNB Bancorp	2	74
Owens Realty Mortgage, Inc. REIT	5	73
Prudential Bancorp, Inc.	4	73
Orrstown Financial Services, Inc.	3	72
SI Financial Group, Inc.	5	72
SmartFinancial, Inc.*	3	71
Tiptree, Inc. — Class A	11	70
Byline Bancorp, Inc.*	3	69
Reliant Bancorp, Inc.	3	68
First Northwest Bancorp*	4	68
Kingstone Companies, Inc.	4	67
First Financial Northwest, Inc.	4	67
Pacific Mercantile Bancorp*	7	67
United Security Bancshares	6	65
Donegal Group, Inc. — Class A	4	63
Global Medical REIT, Inc.	9	63
Parke Bancorp, Inc.	3	62
Northeast Bancorp	3	62
Peoples Bancorp of North Carolina, Inc.	2	61
Clipper Realty, Inc. REIT	7	59
ESSA Bancorp, Inc.	4	59
Trinity Place Holdings, Inc.*	9	58
County Bancorp, Inc.	2	58
Elevate Credit, Inc.*	8	57
Provident Financial Holdings, Inc.	3	54
Two River Bancorp	3	54
Hallmark Financial Services, Inc.*	6	54
Provident Bancorp, Inc.*	2	53
Old Point Financial Corp.	2	53
RBB Bancorp	2	53
C&F Financial Corp.	1	53
First Guaranty Bancshares, Inc.	2	52
Atlas Financial Holdings, Inc.*	5	52
GAMCO Investors, Inc. — Class A	2	50
Middlefield Banc Corp.	1	49
Chemung Financial Corp.	1	46
Silvercrest Asset Management Group, Inc. — Class A	3	46
Ellington Residential Mortgage REIT	4	44
Crawford & Co. — Class B	5	41

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 19.7% (continued)
Financial - 4.8% (continued)
Transcontinental Realty Investors, Inc.*	1	$41
Greene County Bancorp, Inc.	1	37
Blue Capital Reinsurance Holdings Ltd.	3	37
DNB Financial Corp.	1	36
Maui Land & Pineapple Company, Inc.*	3	35
Guaranty Bancshares, Inc.	1	33
Impac Mortgage Holdings, Inc.*	4	32
Oconee Federal Financial Corp.	1	29
Rafael Holdings, Inc. — Class B*	4	19
Ominto, Inc.*	6	17
Medley Management, Inc. — Class A	2	11
RAIT Financial Trust REIT	43	7
Total Financial		229,759
Consumer, Non-cyclical - 4.4%
Nektar Therapeutics*	68	7,226
Bluebird Bio, Inc.*	22	3,756
Sage Therapeutics, Inc.*	19	3,060
Encompass Health Corp.	45	2,573
Catalent, Inc.*	60	2,464
Insulet Corp.*	26	2,254
Exact Sciences Corp.*	55	2,218
Grand Canyon Education, Inc.*	21	2,203
Chemed Corp.	8	2,183
Sarepta Therapeutics, Inc.*	28	2,075
LivaNova plc*	22	1,947
Cantel Medical Corp.	17	1,894
On Assignment, Inc.*	23	1,883
Cimpress N.V.*	12	1,856
Blueprint Medicines Corp.*	20	1,834
PRA Health Sciences, Inc.*	22	1,825
ICU Medical, Inc.*	7	1,767
Masimo Corp.*	20	1,759
Haemonetics Corp.*	24	1,756
Integra LifeSciences Holdings Corp.*	30	1,660
Globus Medical, Inc. — Class A*	33	1,644
Deluxe Corp.	22	1,628
Molina Healthcare, Inc.*	20	1,624
Penumbra, Inc.*	14	1,619
Avis Budget Group, Inc.*,1	34	1,593
Brink's Co.	22	1,570
Ligand Pharmaceuticals, Inc. — Class B*	9	1,486
Avexis, Inc.*	12	1,483
Neogen Corp.*	22	1,474
Array BioPharma, Inc.*	90	1,469
Healthcare Services Group, Inc.	33	1,435
FibroGen, Inc.*	31	1,432
HealthEquity, Inc.*	23	1,392
Aaron's, Inc.	29	1,351
Green Dot Corp. — Class A*	21	1,347
Darling Ingredients, Inc.*	76	1,315
Adtalem Global Education, Inc.*	27	1,284
Amicus Therapeutics, Inc.*	84	1,263
Korn/Ferry International	24	1,238
Performance Food Group Co.*	41	1,224
NuVasive, Inc.*	23	1,201
AMN Healthcare Services, Inc.*	21	1,192
Sanderson Farms, Inc.	10	1,190
Magellan Health, Inc.*	11	1,178
Loxo Oncology, Inc.*	10	1,154
Insperity, Inc.	16	1,113
Inogen, Inc.*	9	1,105
Halozyme Therapeutics, Inc.*	56	1,097
Horizon Pharma plc*	76	1,079
Clovis Oncology, Inc.*	20	1,056
Helen of Troy Ltd.*	12	1,044
Nevro Corp.*	12	1,040
United Natural Foods, Inc.*	24	1,031
Medicines Co.*	31	1,021
Supernus Pharmaceuticals, Inc.*	22	1,008
Merit Medical Systems, Inc.*	22	998
Lancaster Colony Corp.	8	985
LendingTree, Inc.*	3	984
Wright Medical Group N.V.*	49	972
Halyard Health, Inc.*	21	968
Teladoc, Inc.*	24	967
Ironwood Pharmaceuticals, Inc. — Class A*	62	957
J&J Snack Foods Corp.	7	956
Travelport Worldwide Ltd.	57	931
TriNet Group, Inc.*	20	926
Sotheby's*	18	924
Syneos Health, Inc.*	26	923
Tenet Healthcare Corp.*	38	922
Ultragenyx Pharmaceutical, Inc.*	18	918
Vector Group Ltd.	45	918
Myriad Genetics, Inc.*	30	887
Puma Biotechnology, Inc.*	13	885
FTI Consulting, Inc.*	18	871
Aerie Pharmaceuticals, Inc.*	16	868
Spark Therapeutics, Inc.*	13	866
Portola Pharmaceuticals, Inc.*	26	849
Select Medical Holdings Corp.*	49	845
Prestige Brands Holdings, Inc.*	25	843
Emergent BioSolutions, Inc.*	16	842
ABM Industries, Inc.	25	837
AnaptysBio, Inc.*	8	833
Weight Watchers International, Inc.*	13	828
Global Blood Therapeutics, Inc.*	17	821
Integer Holdings Corp.*	14	792
WD-40 Co.	6	790
Insmed, Inc.*	35	788
Cambrex Corp.*	15	784
Amedisys, Inc.*	13	784
CONMED Corp.	12	760
Boston Beer Company, Inc. — Class A*	4	756
Monro, Inc.	14	750
B&G Foods, Inc.[1]	31	735
Sangamo Therapeutics, Inc.*	38	722
NxStage Medical, Inc.*	29	721
Herc Holdings, Inc.*	11	714
Arena Pharmaceuticals, Inc.*	18	711

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 19.7% (continued)
Consumer, Non-cyclical - 4.4% (continued)
Matthews International Corp. — Class A	14	$708
Abaxis, Inc.	10	706
Corcept Therapeutics, Inc.*	42	691
Immunomedics, Inc.*	47	687
Fresh Del Monte Produce, Inc.	15	679
Quidel Corp.*	13	673
Acceleron Pharma, Inc.*	17	665
Impax Laboratories, Inc.*	34	661
Prothena Corporation plc*	18	661
Calavo Growers, Inc.	7	645
Spectrum Pharmaceuticals, Inc.*	40	644
Zogenix, Inc.*	16	641
HMS Holdings Corp.*	38	640
Tivity Health, Inc.*	16	634
Central Garden & Pet Co. — Class A*	16	634
Atrion Corp.	1	631
Momenta Pharmaceuticals, Inc.*	34	617
Repligen Corp.*	17	615
ACCO Brands Corp.	49	615
Paylocity Holding Corp.*	12	615
Radius Health, Inc.*,1	17	611
Varex Imaging Corp.*	17	608
Ensign Group, Inc.	23	605
McGrath RentCorp	11	591
Heron Therapeutics, Inc.*	21	580
Esperion Therapeutics, Inc.*	8	579
Analogic Corp.	6	575
Cal-Maine Foods, Inc.*	13	568
Novocure Ltd.*	26	567
Innoviva, Inc.*	34	567
Enanta Pharmaceuticals, Inc.*	7	566
Pacira Pharmaceuticals, Inc.*	18	561
Foundation Medicine, Inc.*	7	551
Hostess Brands, Inc.*	37	547
Xencor, Inc.*	18	540
MGP Ingredients, Inc.[1]	6	538
Dynavax Technologies Corp.*	27	536
Universal Corp.	11	533
Editas Medicine, Inc.*	16	530
Viad Corp.	10	525
PTC Therapeutics, Inc.*	19	514
Aimmune Therapeutics, Inc.*	16	509
Strayer Education, Inc.	5	505
Hertz Global Holdings, Inc.*,1	25	496
LHC Group, Inc.*	8	492
US Physical Therapy, Inc.	6	488
ImmunoGen, Inc.*	45	473
Iovance Biotherapeutics, Inc.*	28	473
Acorda Therapeutics, Inc.*	20	473
Intersect ENT, Inc.*	12	472
Natus Medical, Inc.*	14	471
Orthofix International N.V.*	8	470
Cardtronics plc — Class A*	21	469
Atara Biotherapeutics, Inc.*	12	468
ICF International, Inc.	8	468
Medifast, Inc.	5	467
TrueBlue, Inc.*	18	466
Theravance Biopharma, Inc.*	19	461
National Beverage Corp.	5	445
Diplomat Pharmacy, Inc.*	22	443
EVERTEC, Inc.	27	441
MyoKardia, Inc.*	9	439
OraSure Technologies, Inc.*	26	439
AxoGen, Inc.*	12	438
CBIZ, Inc.*	24	438
Capella Education Co.	5	437
Kelly Services, Inc. — Class A	15	436
Owens & Minor, Inc.	28	435
BioTelemetry, Inc.*	14	435
Andersons, Inc.	13	430
USANA Health Sciences, Inc.*	5	430
Navigant Consulting, Inc.*	22	423
Retrophin, Inc.*	18	402
Glaukos Corp.*	13	401
Luminex Corp.	19	400
Intra-Cellular Therapies, Inc.*	19	400
CytomX Therapeutics, Inc.*	14	398
Career Education Corp.*	30	394
Epizyme, Inc.*	22	391
REGENXBIO, Inc.*	13	388
Huron Consulting Group, Inc.*	10	381
K2M Group Holdings, Inc.*	20	379
iRhythm Technologies, Inc.*	6	378
Alarm.com Holdings, Inc.*	10	377
MacroGenics, Inc.*	15	377
Inter Parfums, Inc.	8	377
Alder Biopharmaceuticals, Inc.*	29	368
TherapeuticsMD, Inc.*	75	365
Dean Foods Co.	42	362
Phibro Animal Health Corp. — Class A	9	357
Quad/Graphics, Inc.	14	355
NutriSystem, Inc.	13	350
Anika Therapeutics, Inc.*	7	348
Kindred Healthcare, Inc.*	38	348
Providence Service Corp.*	5	346
Coca-Cola Bottling Company Consolidated	2	345
American Public Education, Inc.*	8	344
Assembly Biosciences, Inc.*	7	344
Laureate Education, Inc. — Class A*	25	344
Vanda Pharmaceuticals, Inc.*	20	337
Flexion Therapeutics, Inc.*,1	15	336
Almost Family, Inc.*	6	336
Cardiovascular Systems, Inc.*	15	329
MiMedx Group, Inc.*,1	47	328
TG Therapeutics, Inc.*	23	327
AMAG Pharmaceuticals, Inc.*,1	16	322
Revance Therapeutics, Inc.*	10	308
AtriCure, Inc.*	15	308
Cutera, Inc.*	6	301
CryoLife, Inc.*	15	301
Amphastar Pharmaceuticals, Inc.*	16	300
National Healthcare Corp.	5	298
Kforce, Inc.	11	298

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 19.7% (continued)
Consumer, Non-cyclical - 4.4% (continued)
Novavax, Inc.*	141	$296
Geron Corp.*,1	69	293
AngioDynamics, Inc.*	17	293
SpartanNash Co.	17	293
SP Plus Corp.*	8	285
Genomic Health, Inc.*	9	282
Collegium Pharmaceutical, Inc.*	11	281
Cerus Corp.*	51	279
RR Donnelley & Sons Co.	32	279
Invacare Corp.	16	278
Accelerate Diagnostics, Inc.*	12	274
SUPERVALU, Inc.*	18	274
Tootsie Roll Industries, Inc.	9	273
Meridian Bioscience, Inc.	19	270
STAAR Surgical Co.*	18	266
LSC Communications, Inc.	15	262
Triple-S Management Corp. — Class B*	10	261
K12, Inc.*	18	255
LeMaitre Vascular, Inc.	7	254
Heidrick & Struggles International, Inc.	8	250
Barrett Business Services, Inc.	3	249
RadNet, Inc.*	17	245
ZIOPHARM Oncology, Inc.*	61	239
Progenics Pharmaceuticals, Inc.*	32	239
La Jolla Pharmaceutical Co.*	8	238
Heska Corp.*	3	237
Rigel Pharmaceuticals, Inc.*	67	237
Omeros Corp.*	21	235
Madrigal Pharmaceuticals, Inc.*	2	234
ANI Pharmaceuticals, Inc.*	4	233
John B Sanfilippo & Son, Inc.	4	231
Surmodics, Inc.*	6	228
Resources Connection, Inc.	14	227
RPX Corp.	21	225
Lantheus Holdings, Inc.*	14	223
Ennis, Inc.	11	217
Central Garden & Pet Co.*	5	215
Karyopharm Therapeutics, Inc.*	16	215
BioCryst Pharmaceuticals, Inc.*	45	215
NeoGenomics, Inc.*	26	212
Eagle Pharmaceuticals, Inc.*	4	211
Audentes Therapeutics, Inc.*	7	210
CRA International, Inc.	4	209
PDL BioPharma, Inc.*	71	209
Lannett Company, Inc.*	13	209
Forrester Research, Inc.	5	207
Achaogen, Inc.*	16	207
Chefs' Warehouse, Inc.*	9	207
Five Prime Therapeutics, Inc.*	12	206
Synergy Pharmaceuticals, Inc.*	112	205
Achillion Pharmaceuticals, Inc.*	55	204
Textainer Group Holdings Ltd.*	12	203
Ingles Markets, Inc. — Class A	6	203
CorVel Corp.*	4	202
WaVe Life Sciences Ltd.*	5	201
Akebia Therapeutics, Inc.*	21	200
Coherus Biosciences, Inc.*	18	199
Utah Medical Products, Inc.	2	198
Carriage Services, Inc. — Class A	7	194
Team, Inc.*,1	14	193
Tactile Systems Technology, Inc.*	6	191
Everi Holdings, Inc.*	29	191
Accuray, Inc.*	38	190
Abeona Therapeutics, Inc.*	13	187
Vectrus, Inc.*	5	186
Aduro Biotech, Inc.*	20	186
Tejon Ranch Co.*	8	185
Concert Pharmaceuticals, Inc.*	8	183
Akcea Therapeutics, Inc.*	7	179
Inovio Pharmaceuticals, Inc.*	38	179
Cross Country Healthcare, Inc.*	16	178
Hackett Group, Inc.	11	177
Aclaris Therapeutics, Inc.*	10	175
e.l.f. Beauty, Inc.*	9	175
Rent-A-Center, Inc.	20	173
Depomed, Inc.*	26	171
Community Health Systems, Inc.*,1	43	170
Kura Oncology, Inc.*	9	169
Intellia Therapeutics, Inc.*	8	169
Keryx Biopharmaceuticals, Inc.*	41	168
Adamas Pharmaceuticals, Inc.*	7	167
Fate Therapeutics, Inc.*	17	166
Endologix, Inc.*	39	165
Weis Markets, Inc.	4	164
Lexicon Pharmaceuticals, Inc.*	19	163
Agenus, Inc.*	34	160
Jounce Therapeutics, Inc.*	7	156
Emerald Expositions Events, Inc.	8	156
Surgery Partners, Inc.*	9	154
MediciNova, Inc.*	15	153
Stemline Therapeutics, Inc.*	10	153
Voyager Therapeutics, Inc.*	8	150
ChemoCentryx, Inc.*	11	150
CAI International, Inc.*	7	149
Cara Therapeutics, Inc.*,1	12	149
G1 Therapeutics, Inc.*	4	148
Antares Pharma, Inc.*	67	147
Addus HomeCare Corp.*	3	146
Cytokinetics, Inc.*	20	144
Dermira, Inc.*	18	144
Paratek Pharmaceuticals, Inc.*	11	143
Primo Water Corp.*	12	140
Corbus Pharmaceuticals Holdings, Inc.*,1	23	140
Durect Corp.*	65	139
Celldex Therapeutics, Inc.*	59	137
Oxford Immunotec Global plc*	11	137
Cadiz, Inc.*	10	135
ServiceSource International, Inc.*	35	133
SEACOR Marine Holdings, Inc.*	7	133
BioSpecifics Technologies Corp.*	3	133
GenMark Diagnostics, Inc.*	24	130
Natera, Inc.*	14	130
Biohaven Pharmaceutical Holding Company Ltd.*	5	129

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 19.7% (continued)
Consumer, Non-cyclical - 4.4% (continued)
BioScrip, Inc.*	52	$128
Corium International, Inc.*	11	126
Farmer Brothers Co.*	4	121
MoneyGram International, Inc.*	14	121
Great Lakes Dredge & Dock Corp.*	26	120
Limoneira Co.	5	119
Capital Senior Living Corp.*	11	118
Idera Pharmaceuticals, Inc.*	64	118
National Research Corp. — Class A	4	117
RTI Surgical, Inc.*	25	115
Rockwell Medical, Inc.*	22	115
Chimerix, Inc.*	22	114
Willdan Group, Inc.*	4	113
Craft Brew Alliance, Inc.*	6	112
Enzo Biochem, Inc.*	20	110
Pieris Pharmaceuticals, Inc.*	16	109
Civitas Solutions, Inc.*	7	108
Franklin Covey Co.*	4	108
Village Super Market, Inc. — Class A	4	105
BioTime, Inc.*	39	105
Medpace Holdings, Inc.*	3	105
Kindred Biosciences, Inc.*	12	104
Revlon, Inc. — Class A*	5	103
Reata Pharmaceuticals, Inc. — Class A*	5	103
NewLink Genetics Corp.*	14	102
Neos Therapeutics, Inc.*	12	100
Pacific Biosciences of California, Inc.*	48	98
Care.com, Inc.*	6	98
Strongbridge Biopharma plc*	11	97
Clearside Biomedical, Inc.*	9	97
Invitae Corp.*	20	94
ViewRay, Inc.*	14	90
FONAR Corp.*	3	89
Aratana Therapeutics, Inc.*	20	88
Calithera Biosciences, Inc.*	14	88
Athersys, Inc.*	47	86
Reis, Inc.	4	86
Seneca Foods Corp. — Class A*	3	83
Ardelyx, Inc.*	16	81
Bellicum Pharmaceuticals, Inc.*	12	79
Syros Pharmaceuticals, Inc.*	6	78
Recro Pharma, Inc.*	7	77
Acacia Research Corp.*	22	77
Catalyst Pharmaceuticals, Inc.*	32	76
American Renal Associates Holdings, Inc.*	4	75
Minerva Neurosciences, Inc.*	12	75
Seres Therapeutics, Inc.*	10	73
Syndax Pharmaceuticals, Inc.*	5	71
Tetraphase Pharmaceuticals, Inc.*	23	71
Conatus Pharmaceuticals, Inc.*	12	70
CSS Industries, Inc.	4	70
Fortress Biotech, Inc.*	15	68
Sientra, Inc.*	7	68
NanoString Technologies, Inc.*	9	68
Cambium Learning Group, Inc.*	6	67
Teligent, Inc.*	20	67
Veracyte, Inc.*	12	67
Insys Therapeutics, Inc.*,1	11	66
Ocular Therapeutix, Inc.*	10	65
Nymox Pharmaceutical Corp.*	15	63
Information Services Group, Inc.*	15	63
Selecta Biosciences, Inc.*	6	61
Otonomy, Inc.*	14	59
AAC Holdings, Inc.*	5	57
Natural Health Trends Corp.	3	57
BG Staffing, Inc.	3	57
Quotient Ltd.*	12	56
Smart & Final Stores, Inc.*	10	56
Nature's Sunshine Products, Inc.*	5	55
Dova Pharmaceuticals, Inc.*	2	54
Pulse Biosciences, Inc.*	4	54
Bridgepoint Education, Inc.*	8	54
Calyxt, Inc.*	4	52
Athenex, Inc.*	3	51
NantKwest, Inc.*	13	51
VBI Vaccines, Inc.*	14	49
Organovo Holdings, Inc.*	47	48
Merrimack Pharmaceuticals, Inc.	6	48
XBiotech, Inc.*	9	48
Kala Pharmaceuticals, Inc.*	3	48
Tocagen, Inc.*	4	47
Collectors Universe, Inc.	3	47
Anavex Life Sciences Corp.*	17	47
Corvus Pharmaceuticals, Inc.*	4	46
Zynerba Pharmaceuticals, Inc.*	5	43
Protagonist Therapeutics, Inc.*	5	43
Miragen Therapeutics, Inc.*	6	42
Trevena, Inc.*	25	41
ARC Document Solutions, Inc.*	18	40
Curis, Inc.*	60	39
Turning Point Brands, Inc.	2	39
Sienna Biopharmaceuticals, Inc.*	2	38
Genesis Healthcare, Inc.*	21	32
Mersana Therapeutics, Inc.*	2	32
Liberty Tax, Inc.	3	30
Melinta Therapeutics, Inc.*	4	30
ConforMIS, Inc.*	20	29
Advaxis, Inc.*	17	29
Natural Grocers by Vitamin Cottage, Inc.*	4	29
Alico, Inc.	1	27
Ra Pharmaceuticals, Inc.*	5	27
Versartis, Inc.*	16	26
Immune Design Corp.*	8	26
Viveve Medical, Inc.*	7	26
Novelion Therapeutics, Inc.*	7	25
Aileron Therapeutics, Inc.*	3	24
Matinas BioPharma Holdings, Inc.*	30	23
Axovant Sciences Ltd.*	15	20
Asterias Biotherapeutics, Inc.*	13	19

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 19.7% (continued)
Consumer, Non-cyclical - 4.4% (continued)
Ascent Capital Group, Inc. — Class A*	5	$18
Ovid therapeutics, Inc.*	2	14
Obalon Therapeutics, Inc.*	4	14
Genocea Biosciences, Inc.*	13	14
vTv Therapeutics, Inc. — Class A*	3	12
Lifeway Foods, Inc.*	2	12
Edge Therapeutics, Inc.*	9	11
CPI Card Group, Inc.*	2	6
Oncocyte Corp.*	2	4
Total Consumer, Non-cyclical		212,564
Industrial - 2.9%
Curtiss-Wright Corp.	21	2,836
Knight-Swift Transportation Holdings, Inc.	59	2,715
Littelfuse, Inc.	12	2,498
EMCOR Group, Inc.	27	2,104
Louisiana-Pacific Corp.	68	1,956
Cree, Inc.*	45	1,814
Woodward, Inc.	25	1,792
KLX, Inc.*	24	1,705
John Bean Technologies Corp.	14	1,588
SYNNEX Corp.	13	1,539
Kennametal, Inc.	38	1,526
Trex Company, Inc.*	14	1,523
Summit Materials, Inc. — Class A*	50	1,514
Dycom Industries, Inc.*	14	1,507
Trinseo S.A.	20	1,481
MasTec, Inc.*	31	1,459
EnerSys	21	1,457
Rexnord Corp.*	49	1,454
Proto Labs, Inc.*	12	1,411
KapStone Paper and Packaging Corp.	41	1,407
Barnes Group, Inc.	23	1,378
RBC Bearings, Inc.*	11	1,366
Tech Data Corp.*	16	1,362
MSA Safety, Inc.	16	1,332
Hillenbrand, Inc.	29	1,331
Tetra Tech, Inc.	27	1,322
Applied Industrial Technologies, Inc.	18	1,312
Belden, Inc.	19	1,310
Generac Holdings, Inc.*	28	1,286
TopBuild Corp.*	16	1,224
Golar LNG Ltd.	44	1,204
GATX Corp.	17	1,164
Moog, Inc. — Class A	14	1,154
Vishay Intertechnology, Inc.	62	1,153
Simpson Manufacturing Company, Inc.	20	1,152
Advanced Energy Industries, Inc.*	18	1,150
II-VI, Inc.*	27	1,104
Itron, Inc.*	15	1,073
KBR, Inc.	66	1,068
Watts Water Technologies, Inc. — Class A	13	1,010
Granite Construction, Inc.	18	1,005
Builders FirstSource, Inc.*	50	992
SPX FLOW, Inc.*	20	984
Rogers Corp.*	8	956
Exponent, Inc.	12	944
Axon Enterprise, Inc.*	24	943
JELD-WEN Holding, Inc.*	30	919
Worthington Industries, Inc.	21	901
Plexus Corp.*	15	896
Aerojet Rocketdyne Holdings, Inc.*	32	895
Esterline Technologies Corp.*	12	878
Universal Forest Products, Inc.	27	876
Franklin Electric Company, Inc.	21	856
Sanmina Corp.*	32	837
Saia, Inc.*	11	827
Chart Industries, Inc.*	14	826
Albany International Corp. — Class A	13	815
American Outdoor Brands Corp.*	78	805
Werner Enterprises, Inc.	22	803
Masonite International Corp.*	13	798
Covanta Holding Corp.	55	797
Novanta, Inc.*	15	782
Brady Corp. — Class A	21	780
EnPro Industries, Inc.	10	774
Mueller Water Products, Inc. — Class A	71	772
Kaman Corp.	12	745
Harsco Corp.*	36	743
AAON, Inc.	19	741
General Cable Corp.	24	710
Comfort Systems USA, Inc.	17	701
Cubic Corp.	11	700
Boise Cascade Co.	18	695
American Woodmark Corp.*	7	689
Forward Air Corp.	13	687
Benchmark Electronics, Inc.	23	687
Patrick Industries, Inc.*	11	680
Mueller Industries, Inc.	26	680
Chicago Bridge & Iron Company N.V.	47	677
Hub Group, Inc. — Class A*	16	670
AAR Corp.	15	662
TTM Technologies, Inc.*	43	657
SPX Corp.*	20	650
ESCO Technologies, Inc.	11	644
Actuant Corp. — Class A	27	628
Greif, Inc. — Class A	12	627
Methode Electronics, Inc.	16	626
Badger Meter, Inc.	13	613
Air Transport Services Group, Inc.*	26	606
Atlas Air Worldwide Holdings, Inc.*	10	604
Greenbrier Companies, Inc.	12	603
Altra Industrial Motion Corp.	13	597
Raven Industries, Inc.	17	596
Federal Signal Corp.	27	595
Sun Hydraulics Corp.	11	589
Triumph Group, Inc.	23	580

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 19.7% (continued)
Industrial - 2.9% (continued)
Standex International Corp.	6	$572
Apogee Enterprises, Inc.	13	563
Astec Industries, Inc.	10	552
TriMas Corp.*	21	551
Matson, Inc.	19	544
Tennant Co.	8	542
US Ecology, Inc.	10	533
AZZ, Inc.	12	524
OSI Systems, Inc.*	8	522
Knowles Corp.*	41	516
Continental Building Products, Inc.*	18	514
Encore Wire Corp.	9	510
Milacron Holdings Corp.*	25	503
Fabrinet*	16	502
Schneider National, Inc. — Class B	19	495
Primoris Services Corp.	19	475
Gibraltar Industries, Inc.*	14	474
Kadant, Inc.	5	473
Advanced Disposal Services, Inc.*	21	468
Lindsay Corp.	5	457
KEMET Corp.*	25	453
Casella Waste Systems, Inc. — Class A*	19	444
Fitbit, Inc. — Class A*	87	444
Alamo Group, Inc.	4	440
PGT Innovations, Inc.*	23	429
Briggs & Stratton Corp.	20	428
US Concrete, Inc.*	7	423
Sturm Ruger & Company, Inc.	8	420
ArcBest Corp.	13	417
Advanced Drainage Systems, Inc.	16	414
Marten Transport Ltd.	18	410
Astronics Corp.*	11	410
Aerovironment, Inc.*	9	410
FARO Technologies, Inc.*	7	409
Kratos Defense & Security Solutions, Inc.*	39	401
Manitowoc Company, Inc.*	14	398
Multi-Color Corp.	6	396
Heartland Express, Inc.	22	396
Ship Finance International Ltd.	27	386
Lydall, Inc.*	8	386
CTS Corp.	14	381
Tutor Perini Corp.*	17	375
Stoneridge, Inc.*	13	359
Columbus McKinnon Corp.	10	358
Hyster-Yale Materials Handling, Inc.	5	350
Chase Corp.	3	349
AVX Corp.	21	348
Aegion Corp. — Class A*	15	344
Global Brass & Copper Holdings, Inc.	10	335
Echo Global Logistics, Inc.*	12	331
Evoqua Water Technologies Corp.*	15	319
NCI Building Systems, Inc.*	18	319
Atkore International Group, Inc.*	16	318
NN, Inc.	13	312
DXP Enterprises, Inc.*	8	312
Argan, Inc.	7	301
CIRCOR International, Inc.	7	299
GasLog Ltd.	18	296
Electro Scientific Industries, Inc.*	15	290
Quanex Building Products Corp.	16	278
TimkenSteel Corp.*	18	273
Griffon Corp.	14	255
MYR Group, Inc.*	8	247
GoPro, Inc. — Class A*,1	50	239
Ply Gem Holdings, Inc.*	11	238
Control4 Corp.*	11	236
Gorman-Rupp Co.	8	234
International Seaways, Inc.*	13	229
Vicor Corp.*	8	228
NV5 Global, Inc.*	4	223
Haynes International, Inc.	6	223
Insteel Industries, Inc.	8	221
Ichor Holdings Ltd.*	9	218
SunPower Corp. — Class A*,1	27	216
Tredegar Corp.	12	215
Scorpio Tankers, Inc.	108	212
Myers Industries, Inc.	10	212
VSE Corp.	4	207
Applied Optoelectronics, Inc.*,1	8	200
Caesarstone Ltd.	10	196
Teekay Corp.[1]	24	194
Kimball Electronics, Inc.*	12	194
Scorpio Bulkers, Inc.	27	190
National Presto Industries, Inc.	2	187
Greif, Inc. — Class B	3	175
Park Electrochemical Corp.	10	168
NVE Corp.	2	166
DMC Global, Inc.	6	161
Frontline Ltd.[1]	36	159
Vishay Precision Group, Inc.*	5	156
Park-Ohio Holdings Corp.	4	155
Ducommun, Inc.*	5	152
Mistras Group, Inc.*	8	151
Covenant Transportation Group, Inc. — Class A*	5	149
Mesa Laboratories, Inc.	1	148
ZAGG, Inc.*	12	146
Energous Corp.*,1	9	144
Costamare, Inc.	23	143
Heritage-Crystal Clean, Inc.*	6	141
YRC Worldwide, Inc.*	16	141
Hurco Companies, Inc.	3	138
Sterling Construction Company, Inc.*	12	137
DHT Holdings, Inc.	40	136
GP Strategies Corp.*	6	136
Armstrong Flooring, Inc.*	10	136
Energy Recovery, Inc.*	16	131
Layne Christensen Co.*	8	119
Allied Motion Technologies, Inc.	3	119
Gener8 Maritime, Inc.*	21	119

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 19.7% (continued)
Industrial - 2.9% (continued)
American Railcar Industries, Inc.	3	$112
Daseke, Inc.*	11	108
Powell Industries, Inc.	4	107
Fluidigm Corp.*	18	105
Advanced Emissions Solutions, Inc.	9	103
Ardmore Shipping Corp.*	13	99
Teekay Tankers Ltd. — Class A	80	95
LB Foster Co. — Class A*	4	94
Hardinge, Inc.	5	92
Nordic American Tankers Ltd.	47	91
LSI Industries, Inc.	11	89
UFP Technologies, Inc.*	3	88
Babcock & Wilcox Enterprises, Inc.*	20	87
Twin Disc, Inc.*	4	87
Graham Corp.	4	86
Eastern Co.	3	86
Hill International, Inc.*	15	85
Universal Logistics Holdings, Inc.	4	85
Eagle Bulk Shipping, Inc.*	17	84
Hudson Technologies, Inc.*	17	84
Olympic Steel, Inc.	4	82
Orion Group Holdings, Inc.*	12	79
Lawson Products, Inc.*	3	76
Bel Fuse, Inc. — Class B	4	76
Pure Cycle Corp.*	8	76
Dorian LPG Ltd.*	10	75
Safe Bulkers, Inc.*	23	73
Sparton Corp.*	4	70
Northwest Pipe Co.*	4	69
Willis Lease Finance Corp.*	2	69
FreightCar America, Inc.	5	67
Forterra, Inc.*	8	67
Radiant Logistics, Inc.*	17	66
Omega Flex, Inc.	1	65
Gencor Industries, Inc.*	4	64
AquaVenture Holdings Ltd.*	5	62
Intevac, Inc.*	9	62
LSB Industries, Inc.*	10	61
IES Holdings, Inc.*	4	61
Overseas Shipholding Group, Inc. — Class A*	21	60
Napco Security Technologies, Inc.*	5	59
CECO Environmental Corp.	13	58
Iteris, Inc.*	11	55
CyberOptics Corp.*	3	54
Core Molding Technologies, Inc.	3	54
Genco Shipping & Trading Ltd.*	3	43
MicroVision, Inc.*	36	41
Navios Maritime Holdings, Inc.*	41	37
Ampco-Pittsburgh Corp.	4	36
Roadrunner Transportation Systems, Inc.*	14	35
Akoustis Technologies, Inc.*	6	35
Navios Maritime Acquisition Corp.	39	33
NL Industries, Inc.*	4	31
Aqua Metals, Inc.*	8	21
Revolution Lighting Technologies, Inc.*	6	21
Willbros Group, Inc.*	21	12
Total Industrial		139,047
Consumer, Cyclical - 2.3%
Five Below, Inc.*	25	1,833
Texas Roadhouse, Inc. — Class A	31	1,791
Dana, Inc.	68	1,752
FirstCash, Inc.	21	1,706
Beacon Roofing Supply, Inc.*	30	1,592
ILG, Inc.	49	1,524
American Eagle Outfitters, Inc.	75	1,495
Planet Fitness, Inc. — Class A*	39	1,473
Marriott Vacations Worldwide Corp.	11	1,465
Churchill Downs, Inc.	6	1,464
Cracker Barrel Old Country Store, Inc.	9	1,433
Ollie's Bargain Outlet Holdings, Inc.*	22	1,327
Tenneco, Inc.	24	1,317
SkyWest, Inc.	24	1,306
Deckers Outdoor Corp.*	14	1,260
Wolverine World Wide, Inc.	43	1,243
Boyd Gaming Corp.	38	1,211
Taylor Morrison Home Corp. — Class A*	51	1,187
Steven Madden Ltd.	27	1,185
TRI Pointe Group, Inc.*	71	1,167
SiteOne Landscape Supply, Inc.*	15	1,156
LCI Industries	11	1,146
UniFirst Corp.	7	1,131
Jack in the Box, Inc.	13	1,109
Lithia Motors, Inc. — Class A	11	1,106
Children's Place, Inc.	8	1,082
KB Home	38	1,081
Columbia Sportswear Co.	14	1,070
Anixter International, Inc.*	14	1,060
Penn National Gaming, Inc.*	40	1,050
Bloomin' Brands, Inc.	43	1,044
Scientific Games Corp. — Class A*	25	1,040
Allegiant Travel Co. — Class A	6	1,035
Cooper-Standard Holdings, Inc.*	8	982
Hawaiian Holdings, Inc.	25	967
Cheesecake Factory, Inc.[1]	20	964
Mobile Mini, Inc.	21	913
Red Rock Resorts, Inc. — Class A	31	908
Herman Miller, Inc.	28	895
Big Lots, Inc.	20	871
Dorman Products, Inc.*	13	861
RH*,1	9	858
PriceSmart, Inc.	10	836
Meritage Homes Corp.*	18	815
Navistar International Corp.*	23	804
Brinker International, Inc.	22	794
Dave & Buster's Entertainment, Inc.*	19	793

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 19.7% (continued)
Consumer, Cyclical - 2.3% (continued)
Meritor, Inc.*	38	$781
Abercrombie & Fitch Co. — Class A	32	775
iRobot Corp.*	12	770
G-III Apparel Group Ltd.*	20	754
Eldorado Resorts, Inc.*	22	726
Pinnacle Entertainment, Inc.*	24	724
HNI Corp.	20	722
Caesars Entertainment Corp.*	64	720
Callaway Golf Co.	44	720
La Quinta Holdings, Inc.*	38	719
Cooper Tire & Rubber Co.	24	703
Cavco Industries, Inc.*	4	695
Papa John's International, Inc.	12	688
American Axle & Manufacturing Holdings, Inc.*	45	685
Interface, Inc. — Class A	27	680
DSW, Inc. — Class A	30	674
Wingstop, Inc.	14	661
La-Z-Boy, Inc.	22	659
Triton International Ltd.	21	643
Caleres, Inc.	19	638
Rush Enterprises, Inc. — Class A*	15	637
Sleep Number Corp.*	18	633
Installed Building Products, Inc.*	10	600
Group 1 Automotive, Inc.	9	588
BMC Stock Holdings, Inc.*	30	586
H&E Equipment Services, Inc.	15	577
Gentherm, Inc.*	17	577
Tailored Brands, Inc.	23	576
LGI Homes, Inc.*	8	565
Guess?, Inc.	27	560
Fox Factory Holding Corp.*	16	558
MDC Holdings, Inc.	20	558
Chico's FAS, Inc.	61	551
Steelcase, Inc. — Class A	40	544
Wabash National Corp.	26	541
Asbury Automotive Group, Inc.*	8	540
Winnebago Industries, Inc.	14	526
Dine Brands Global, Inc.	8	525
Oxford Industries, Inc.	7	522
Crocs, Inc.*	32	520
Office Depot, Inc.	239	514
International Speedway Corp. — Class A	11	485
Camping World Holdings, Inc. — Class A	15	484
Dillard's, Inc. — Class A1	6	482
IMAX Corp.*	25	480
Standard Motor Products, Inc.	10	476
Modine Manufacturing Co.*	22	465
Denny's Corp.*	30	463
SeaWorld Entertainment, Inc.*,1	31	460
Belmond Ltd. — Class A*	41	457
Sonic Corp.	18	454
BJ's Restaurants, Inc.	10	449
Core-Mark Holding Company, Inc.	21	446
Knoll, Inc.	22	444
J.C. Penney Company, Inc.*,1	144	435
Douglas Dynamics, Inc.	10	434
ScanSource, Inc.*	12	427
Vista Outdoor, Inc.*	26	424
Shake Shack, Inc. — Class A*	10	416
Red Robin Gourmet Burgers, Inc.*	7	406
GMS, Inc.*	13	397
M/I Homes, Inc.*	12	382
PetMed Express, Inc.	9	376
Liberty TripAdvisor Holdings, Inc. — Class A*	34	366
Genesco, Inc.*	9	365
AMC Entertainment Holdings, Inc. — Class A	26	365
Malibu Boats, Inc. — Class A*	10	332
William Lyon Homes — Class A*	12	330
Acushnet Holdings Corp.	14	323
Ruth's Hospitality Group, Inc.	13	318
Universal Electronics, Inc.*	6	312
Lumber Liquidators Holdings, Inc.*,1	13	311
EZCORP, Inc. — Class A*	23	304
Titan International, Inc.	23	290
Kimball International, Inc. — Class B	17	290
Buckle, Inc.	13	288
Ethan Allen Interiors, Inc.	12	275
Conn's, Inc.*	8	272
Century Communities, Inc.*	9	270
Movado Group, Inc.	7	269
Fossil Group, Inc.*	21	267
Wesco Aircraft Holdings, Inc.*	26	267
National Vision Holdings, Inc.*	8	258
Spartan Motors, Inc.	15	258
Unifi, Inc.*	7	254
Express, Inc.*	35	251
Tower International, Inc.	9	250
Finish Line, Inc. — Class A	18	244
Marcus Corp.	8	243
Regis Corp.*	16	242
Beazer Homes USA, Inc.*	15	239
Sonic Automotive, Inc. — Class A	12	227
Fiesta Restaurant Group, Inc.*	12	222
Hibbett Sports, Inc.*	9	216
Monarch Casino & Resort, Inc.*	5	211
Chuy's Holdings, Inc.*	8	210
REV Group, Inc.	10	208
MCBC Holdings, Inc.*	8	202
Freshpet, Inc.*	12	197
Veritiv Corp.*	5	196
MarineMax, Inc.*	10	194
Motorcar Parts of America, Inc.*	9	193
Zumiez, Inc.*	8	191
Carrols Restaurant Group, Inc.*	17	190
Titan Machinery, Inc.*	8	188
Nautilus, Inc.*	14	188
Party City Holdco, Inc.*	12	187
Citi Trends, Inc.	6	185
Hooker Furniture Corp.	5	184

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 19.7% (continued)
Consumer, Cyclical - 2.3% (continued)
Haverty Furniture Companies, Inc.	9	$181
Del Frisco's Restaurant Group, Inc.*	11	168
Del Taco Restaurants, Inc.*	16	166
Ascena Retail Group, Inc.*	80	161
Perry Ellis International, Inc.*	6	155
Culp, Inc.	5	153
Bassett Furniture Industries, Inc.	5	152
America's Car-Mart, Inc.*	3	151
National CineMedia, Inc.	29	151
Cato Corp. — Class A	10	147
Superior Industries International, Inc.	11	146
Systemax, Inc.	5	143
Daktronics, Inc.	16	141
Drive Shack, Inc.*	28	134
Barnes & Noble, Inc.	27	134
Reading International, Inc. — Class A*	8	133
Essendant, Inc.	17	133
Winmark Corp.	1	131
Zoe's Kitchen, Inc.*	9	130
Nexeo Solutions, Inc.*	12	128
PICO Holdings, Inc.*	11	126
PC Connection, Inc.	5	125
Miller Industries, Inc.	5	125
Johnson Outdoors, Inc. — Class A	2	124
Potbelly Corp.*	10	121
Green Brick Partners, Inc.*	11	120
Eros International plc*	11	120
GNC Holdings, Inc. — Class A*	31	120
Pier 1 Imports, Inc.	37	119
Shoe Carnival, Inc.	5	119
Flexsteel Industries, Inc.	3	119
Barnes & Noble Education, Inc.*	17	117
Golden Entertainment, Inc.*,1	5	116
Tile Shop Holdings, Inc.	19	114
RCI Hospitality Holdings, Inc.	4	114
Bojangles', Inc.*	8	111
Boot Barn Holdings, Inc.*	6	106
Hovnanian Enterprises, Inc. — Class A*	58	106
Superior Uniform Group, Inc.	4	105
Foundation Building Materials, Inc.*	7	104
Weyco Group, Inc.	3	101
Horizon Global Corp.*	12	99
Vera Bradley, Inc.*	9	95
AV Homes, Inc.*	5	93
Lindblad Expeditions Holdings, Inc.*	9	92
Speedway Motorsports, Inc.	5	89
El Pollo Loco Holdings, Inc.*	9	85
Commercial Vehicle Group, Inc.*	11	85
Francesca's Holdings Corp.*	17	82
Rush Enterprises, Inc. — Class B*	2	81
PetIQ, Inc.*	3	80
Habit Restaurants, Inc. — Class A*	9	79
EnviroStar, Inc.[1]	2	78
Red Lion Hotels Corp.*	8	78
Duluth Holdings, Inc. — Class B*	4	75
Century Casinos, Inc.*	10	75
Nathan's Famous, Inc.	1	74
Blue Bird Corp.*	3	71
J Alexander's Holdings, Inc.*	6	69
Escalade, Inc.	5	69
Kirkland's, Inc.*	7	68
Tilly's, Inc. — Class A	6	68
New Home Company, Inc.*	6	66
Sportsman's Warehouse Holdings, Inc.*	16	65
Big 5 Sporting Goods Corp.[1]	9	65
At Home Group, Inc.*,1	2	64
Fogo De Chao, Inc.*	4	63
Gaia, Inc.*	4	62
Clarus Corp.*	9	61
Huttig Building Products, Inc.*	11	58
Marine Products Corp.	4	56
Build-A-Bear Workshop, Inc. — Class A*	6	55
Delta Apparel, Inc.*	3	54
Castle Brands, Inc.*	42	52
Fred's, Inc. — Class A1	17	51
Lifetime Brands, Inc.	4	49
VOXX International Corp. — Class A*	10	50
Libbey, Inc.	10	49
Container Store Group, Inc.*	8	44
Vitamin Shoppe, Inc.*	10	44
Noodles & Co.*	5	38
Sequential Brands Group, Inc.*	18	38
Empire Resorts, Inc.*	2	34
PCM, Inc.*	4	33
Iconix Brand Group, Inc.*,1	23	25
J. Jill, Inc.*	5	22
Hamilton Beach Brands Holding Co. — Class A	1	21
CompX International, Inc.	1	14
Sears Holdings Corp.*	5	13
Inspired Entertainment, Inc.*	2	11
Total Consumer, Cyclical		110,733
Technology - 2.1%
MKS Instruments, Inc.	24	2,776
Aspen Technology, Inc.*	34	2,682
EPAM Systems, Inc.*	22	2,519
Paycom Software, Inc.*	23	2,470
Nutanix, Inc. — Class A*	49	2,406
Entegris, Inc.	66	2,297
Blackbaud, Inc.	22	2,240
Fair Isaac Corp.*	13	2,202
Monolithic Power Systems, Inc.	18	2,084
MAXIMUS, Inc.	30	2,002
Integrated Device Technology, Inc.*	62	1,895
2U, Inc.*	22	1,849
Lumentum Holdings, Inc.*	28	1,786
Silicon Laboratories, Inc.*	19	1,708

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 19.7% (continued)
Technology - 2.1% (continued)
CACI International, Inc. — Class A*	11	$1,665
j2 Global, Inc.	21	1,657
Medidata Solutions, Inc.*	26	1,633
HubSpot, Inc.*,1	15	1,624
Science Applications International Corp.	20	1,576
RealPage, Inc.*	26	1,339
ACI Worldwide, Inc.*	55	1,305
Cabot Microelectronics Corp.	12	1,285
Verint Systems, Inc.*	29	1,235
Cirrus Logic, Inc.*	29	1,178
Semtech Corp.*	29	1,132
Callidus Software, Inc.*	31	1,114
Qualys, Inc.*	15	1,091
Envestnet, Inc.*	19	1,089
Twilio, Inc. — Class A*	28	1,069
Mercury Systems, Inc.*	22	1,063
New Relic, Inc.*	14	1,038
Allscripts Healthcare Solutions, Inc.*	84	1,037
Pegasystems, Inc.	17	1,031
CommVault Systems, Inc.*	18	1,030
NetScout Systems, Inc.*	39	1,028
Convergys Corp.	44	995
Cloudera, Inc.*	45	971
Cornerstone OnDemand, Inc.*	24	939
Ebix, Inc.	12	894
Power Integrations, Inc.	13	889
Pure Storage, Inc. — Class A*	44	878
Progress Software Corp.	22	846
Brooks Automation, Inc.	31	839
ExlService Holdings, Inc.*	15	837
Acxiom Corp.*	36	818
VeriFone Systems, Inc.*	51	784
Synaptics, Inc.*	17	777
Box, Inc. — Class A*	37	760
MINDBODY, Inc. — Class A*	19	739
Omnicell, Inc.*	17	738
Bottomline Technologies de, Inc.*	19	736
Ambarella, Inc.*	15	735
CSG Systems International, Inc.	16	725
Five9, Inc.*	24	715
Rambus, Inc.*	50	672
ManTech International Corp. — Class A	12	666
MaxLinear, Inc. — Class A*	29	660
Coupa Software, Inc.*	14	639
Virtusa Corp.*	13	630
Varonis Systems, Inc.*	10	605
Inphi Corp.*	20	602
Insight Enterprises, Inc.*	17	594
Cotiviti Holdings, Inc.*	17	585
Diodes, Inc.*	19	579
Electronics for Imaging, Inc.*	21	574
3D Systems Corp.*,1	49	568
Diebold Nixdorf, Inc.	34	524
Sykes Enterprises, Inc.*	18	521
MicroStrategy, Inc. — Class A*	4	516
SPS Commerce, Inc.*	8	513
Hortonworks, Inc.*	24	489
Xperi Corp.	23	486
Amkor Technology, Inc.*	48	486
MuleSoft, Inc. — Class A*	11	484
Stratasys Ltd.*	23	464
FormFactor, Inc.*	33	450
Monotype Imaging Holdings, Inc.	19	427
Instructure, Inc.*	10	421
Rudolph Technologies, Inc.*	15	416
MTS Systems Corp.	8	413
LivePerson, Inc.*	25	409
Syntel, Inc.*	16	409
CEVA, Inc.*	11	398
PROS Holdings, Inc.*	12	396
Evolent Health, Inc. — Class A*	27	385
Cray, Inc.*	18	373
Veeco Instruments, Inc.*	21	357
Carbonite, Inc.*	12	346
Axcelis Technologies, Inc.*	14	344
Quality Systems, Inc.*	24	328
Lattice Semiconductor Corp.*	57	317
MACOM Technology Solutions Holdings, Inc.*	19	315
CommerceHub, Inc.*	14	315
Apptio, Inc. — Class A*	11	312
Ultra Clean Holdings, Inc.*	16	308
Inovalon Holdings, Inc. — Class A*	29	307
Alteryx, Inc. — Class A*	9	307
Super Micro Computer, Inc.*	18	306
Vocera Communications, Inc.*	13	305
Nanometrics, Inc.*	11	296
Everbridge, Inc.*	8	293
Xcerra Corp.*	25	291
Workiva, Inc.*	12	284
Donnelley Financial Solutions, Inc.*	16	275
Blackline, Inc.*	7	274
Cohu, Inc.	12	274
Photronics, Inc.*	31	256
Unisys Corp.*	23	247
Synchronoss Technologies, Inc.*	20	211
Model N, Inc.*	11	199
USA Technologies, Inc.*	22	198
Engility Holdings, Inc.*	8	195
Benefitfocus, Inc.*	8	195
InnerWorkings, Inc.*	21	190
TTEC Holdings, Inc.	6	184
VASCO Data Security International, Inc.*	14	181
Glu Mobile, Inc.*	48	181
KeyW Holding Corp.*	22	173
Immersion Corp.*	14	167
QAD, Inc. — Class A	4	167
Appfolio, Inc. — Class A*	4	163
CommerceHub, Inc.*	7	157
Presidio, Inc.*	10	156
American Software, Inc. — Class A	12	156
Tabula Rasa HealthCare, Inc.*	4	155

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 19.7% (continued)
Technology - 2.1% (continued)
Alpha & Omega Semiconductor Ltd.*	10	$155
PDF Solutions, Inc.*	13	152
SMART Global Holdings, Inc.*	3	150
Computer Programs & Systems, Inc.	5	146
Digi International, Inc.*	13	134
AXT, Inc.*	18	131
MobileIron, Inc.*	26	129
Digimarc Corp.*	5	120
pdvWireless, Inc.*	4	119
DSP Group, Inc.*	10	118
Upland Software, Inc.*	4	115
Sigma Designs, Inc.*	18	112
Ribbon Communications, Inc.*	21	107
Castlight Health, Inc. — Class B*	29	106
Rosetta Stone, Inc.*	8	105
Brightcove, Inc.*	15	104
Impinj, Inc.*,1	8	104
Mitek Systems, Inc.*	14	104
Maxwell Technologies, Inc.*	16	95
Kopin Corp.*	28	87
Agilysys, Inc.*	7	83
Amber Road, Inc.*	9	80
EMCORE Corp.*	13	74
Simulations Plus, Inc.	5	74
Avid Technology, Inc.*	16	73
Park City Group, Inc.*	6	52
GSI Technology, Inc.*	7	52
Pixelworks, Inc.*	13	50
StarTek, Inc.*	5	49
Quantum Corp.*	13	47
Eastman Kodak Co.*	7	38
ExOne Co.*	5	36
SecureWorks Corp. — Class A*	4	32
NantHealth, Inc.*	8	24
Cogint, Inc.*	9	23
Majesco*	3	15
Veritone, Inc.*	1	14
Radisys Corp.*	17	11
Red Violet, Inc.*	1	7
Tintri, Inc.*	4	7
Total Technology		102,023
Communications - 1.2%
GrubHub, Inc.*	41	4,160
Proofpoint, Inc.*	21	2,387
Zendesk, Inc.*	45	2,154
RingCentral, Inc. — Class A*	29	1,841
Ciena Corp.*	65	1,683
ViaSat, Inc.*,1	25	1,643
Yelp, Inc. — Class A*	37	1,545
Etsy, Inc.*	54	1,515
New York Times Co. — Class A	60	1,446
Stamps.com, Inc.*	7	1,407
Nexstar Media Group, Inc. — Class A	20	1,330
Shutterfly, Inc.*	16	1,300
InterDigital, Inc.	17	1,251
Viavi Solutions, Inc.*	107	1,040
Sinclair Broadcast Group, Inc. — Class A	33	1,033
Vonage Holdings Corp.*	94	1,001
Meredith Corp.	18	968
Cars.com, Inc.*	34	963
Chegg, Inc.*	44	909
Plantronics, Inc.	15	906
Cogent Communications Holdings, Inc.	20	868
Finisar Corp.*	53	838
NETGEAR, Inc.*	14	801
GTT Communications, Inc.*	14	794
8x8, Inc.*	41	765
Shenandoah Telecommunications Co.	21	756
Oclaro, Inc.*	77	736
TiVo Corp.	54	732
Infinera Corp.*	67	728
Ubiquiti Networks, Inc.*,1	10	688
Groupon, Inc. — Class A*	158	686
Imperva, Inc.*	15	649
World Wrestling Entertainment, Inc. — Class A	18	648
Q2 Holdings, Inc.*	14	638
MSG Networks, Inc. — Class A*	28	633
Trade Desk, Inc. — Class A*	12	595
Extreme Networks, Inc.*	51	565
Entercom Communications Corp. — Class A	58	560
Gannett Company, Inc.	53	529
Scholastic Corp.	13	505
Blucora, Inc.*	20	492
ePlus, Inc.*	6	466
Quotient Technology, Inc.*	34	445
Iridium Communications, Inc.*	38	427
Boingo Wireless, Inc.*	17	421
New Media Investment Group, Inc.	23	394
NIC, Inc.	29	386
Shutterstock, Inc.*	8	385
Gray Television, Inc.*	30	381
Perficient, Inc.*	16	367
CalAmp Corp.*	16	366
Liberty Media Corporation-Liberty Braves — Class C*	16	365
Okta, Inc.*	9	359
Acacia Communications, Inc.*	9	346
ADTRAN, Inc.	22	342
Houghton Mifflin Harcourt Co.*	49	341
Consolidated Communications Holdings, Inc.	31	340
Comtech Telecommunications Corp.	11	329
Web.com Group, Inc.*	18	326
EW Scripps Co. — Class A	26	312
TrueCar, Inc.*	32	303
ATN International, Inc.	5	298
HealthStream, Inc.	12	298
ORBCOMM, Inc.*	31	290
Overstock.com, Inc.*,1	8	290
Tucows, Inc. — Class A*	5	280

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 19.7% (continued)
Communications - 1.2% (continued)
Frontier Communications Corp.[1]	37	$275
Cincinnati Bell, Inc.*	19	263
Rapid7, Inc.*	10	256
Loral Space & Communications, Inc.*	6	250
Daily Journal Corp.*	1	228
XO Group, Inc.*	11	228
Gogo, Inc.*,1	26	224
QuinStreet, Inc.*	16	204
Endurance International Group Holdings, Inc.*	26	192
MDC Partners, Inc. — Class A*	26	187
TechTarget, Inc.*	9	179
Globalstar, Inc.*	259	178
tronc, Inc.*	10	164
Central European Media Enterprises Ltd. — Class A*	37	155
Entravision Communications Corp. — Class A	31	146
1-800-Flowers.com, Inc. — Class A*	12	142
Harmonic, Inc.*	37	141
Lands' End, Inc.*	6	140
Limelight Networks, Inc.*	34	140
Carvana Co.*	6	138
Calix, Inc.*	20	137
Quantenna Communications, Inc.*	10	137
Spok Holdings, Inc.	9	135
A10 Networks, Inc.*	23	134
Windstream Holdings, Inc.	86	121
Zix Corp.*	25	107
NeoPhotonics Corp.*,1	15	103
ChannelAdvisor Corp.*	11	100
HC2 Holdings, Inc.*	19	100
Internap Corp.*	9	99
Liberty Media Corporation-Liberty Braves — Class A*	4	91
VirnetX Holding Corp.*	23	91
Ooma, Inc.*	8	87
Clear Channel Outdoor Holdings, Inc. — Class A	17	84
RigNet, Inc.*	6	82
Hawaiian Telcom Holdco, Inc.*	3	80
Hemisphere Media Group, Inc.*	7	79
Liquidity Services, Inc.*	12	78
Yext, Inc.*	6	76
Saga Communications, Inc. — Class A	2	74
KVH Industries, Inc.*	7	72
WideOpenWest, Inc.*	10	71
Telenav, Inc.*	13	70
Preformed Line Products Co.	1	65
Meet Group, Inc.*	31	65
Clearfield, Inc.*	5	64
Corindus Vascular Robotics, Inc.*	47	64
Aerohive Networks, Inc.*	15	61
Intelsat S.A.*	16	60
IDT Corp. — Class B*	8	50
Rubicon Project, Inc.*	20	36
Global Eagle Entertainment, Inc.*	24	35
Leaf Group Ltd.*	5	35
DHI Group, Inc.*	22	35
RealNetworks, Inc.*	11	34
FTD Companies, Inc.*	9	33
Townsquare Media, Inc. — Class A	4	32
Beasley Broadcast Group, Inc. — Class A	2	23
Salem Media Group, Inc. — Class A	5	18
Total Communications		60,293
Energy - 0.7%
PDC Energy, Inc.*	31	1,520
Delek US Holdings, Inc.	37	1,506
Matador Resources Co.*	44	1,316
Callon Petroleum Co.*	94	1,245
Peabody Energy Corp.	30	1,095
SRC Energy, Inc.*	107	1,009
Oasis Petroleum, Inc.*	121	980
Ensco plc — Class A1	199	874
Arch Coal, Inc. — Class A	9	827
Dril-Quip, Inc.*	18	806
McDermott International, Inc.*	132	804
MRC Global, Inc.*	42	690
SemGroup Corp. — Class A	30	642
Oil States International, Inc.*	24	629
Rowan Companies plc — Class A*	54	623
Pattern Energy Group, Inc. — Class A	36	623
Superior Energy Services, Inc.*	71	599
C&J Energy Services, Inc.*	22	568
Carrizo Oil & Gas, Inc.*	35	560
Denbury Resources, Inc.*	185	507
NOW, Inc.*	49	501
Unit Corp.*	24	474
Diamond Offshore Drilling, Inc.*,1	29	425
Noble Corporation plc*	114	423
Warrior Met Coal, Inc.[1]	15	420
WildHorse Resource Development Corp.*	22	420
ProPetro Holding Corp.*	26	413
Exterran Corp.*	15	401
Forum Energy Technologies, Inc.*	36	396
Ultra Petroleum Corp.*	91	380
Helix Energy Solutions Group, Inc.*	65	376
Jagged Peak Energy, Inc.*	26	367
SEACOR Holdings, Inc.*	7	358
Sunrun, Inc.*	40	357
Resolute Energy Corp.*	10	347
California Resources Corp.*	20	343
Thermon Group Holdings, Inc.*	15	336
Stone Energy Corp.*	9	334
Ring Energy, Inc.*	23	330
SunCoke Energy, Inc.*	30	323
Newpark Resources, Inc.*	39	316

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 19.7% (continued)
Energy - 0.7% (continued)
Green Plains, Inc.	18	$302
Halcon Resources Corp.*	60	292
Keane Group, Inc.*	19	281
Archrock, Inc.	32	280
Bonanza Creek Energy, Inc.*	9	249
Penn Virginia Corp.*	7	245
CVR Energy, Inc.[1]	8	242
Par Pacific Holdings, Inc.*	14	240
SandRidge Energy, Inc.*	16	232
Renewable Energy Group, Inc.*	18	230
TerraForm Power, Inc. — Class A	21	225
REX American Resources Corp.*	3	218
Plug Power, Inc.*	104	197
Bristow Group, Inc.	15	195
TETRA Technologies, Inc.*	52	195
W&T Offshore, Inc.*	43	191
Tellurian, Inc.*	26	188
HighPoint Resources Corp.*	35	178
Matrix Service Co.*	12	164
Mammoth Energy Services, Inc.*	5	160
Abraxas Petroleum Corp.*	70	155
Panhandle Oil and Gas, Inc. — Class A	8	154
Flotek Industries, Inc.*	25	153
Natural Gas Services Group, Inc.*	6	143
FutureFuel Corp.	11	132
Trecora Resources*	9	122
Frank's International N.V.	22	119
Basic Energy Services, Inc.*	8	116
TPI Composites, Inc.*	5	112
Clean Energy Fuels Corp.*	64	106
Sanchez Energy Corp.*	33	103
Earthstone Energy, Inc. — Class A*	10	101
Select Energy Services, Inc. — Class A*	8	101
Solaris Oilfield Infrastructure, Inc. — Class A*	6	99
Cloud Peak Energy, Inc.*	33	96
Pioneer Energy Services Corp.*	35	95
Evolution Petroleum Corp.	11	89
SilverBow Resources, Inc.*	3	87
Era Group, Inc.*	9	84
Lilis Energy, Inc.*	19	75
NCS Multistage Holdings, Inc.*	5	75
CARBO Ceramics, Inc.*	10	73
Midstates Petroleum Company, Inc.*	5	67
NACCO Industries, Inc. — Class A	2	66
Independence Contract Drilling, Inc.*	17	64
Pacific Ethanol, Inc.*	20	60
Geospace Technologies Corp.*	6	59
Key Energy Services, Inc.*	5	59
Eclipse Resources Corp.*	40	58
Gastar Exploration, Inc.*	81	55
Hallador Energy Co.	8	55
PHI, Inc.*	5	51
Energy XXI Gulf Coast, Inc.*	13	50
Gulf Island Fabrication, Inc.	7	50
Approach Resources, Inc.*	19	50
Vivint Solar, Inc.*	13	48
Adams Resources & Energy, Inc.	1	44
Parker Drilling Co.*	63	40
Contango Oil & Gas Co.*	11	39
Ranger Energy Services, Inc.*	3	24
EP Energy Corp. — Class A*	18	24
Ramaco Resources, Inc.*	3	21
Jones Energy, Inc. — Class A*	24	19
Rosehill Resources, Inc.*	1	6
Westmoreland Coal Co.*	8	3
Total Energy		33,369
Basic Materials - 0.7%
PolyOne Corp.	36	1,531
Sensient Technologies Corp.	21	1,482
Ingevity Corp.*	20	1,474
Allegheny Technologies, Inc.*	59	1,397
Balchem Corp.	14	1,144
HB Fuller Co.	23	1,144
Commercial Metals Co.	54	1,105
Minerals Technologies, Inc.	16	1,071
Cleveland-Cliffs, Inc.*	140	973
GCP Applied Technologies, Inc.*	33	959
US Silica Holdings, Inc.	37	944
Carpenter Technology Corp.	21	927
Compass Minerals International, Inc.[1]	15	905
Quaker Chemical Corp.	6	889
Ferro Corp.*	38	882
Stepan Co.	10	832
Kaiser Aluminum Corp.	8	807
Tronox Ltd. — Class A	41	756
Innospec, Inc.	11	755
Coeur Mining, Inc.*	85	680
Hecla Mining Co.	185	679
Kraton Corp.*	14	668
AK Steel Holding Corp.*,1	147	666
Schweitzer-Mauduit International, Inc.	15	587
A. Schulman, Inc.	13	559
Neenah Paper, Inc.	7	549
AdvanSix, Inc.*	15	522
Materion Corp.	9	460
Rayonier Advanced Materials, Inc.	20	429
PH Glatfelter Co.	20	410
Schnitzer Steel Industries, Inc. — Class A	12	388
Century Aluminum Co.*	23	380
Koppers Holdings, Inc.*	9	370
Innophos Holdings, Inc.	9	362
KMG Chemicals, Inc.	6	360
CSW Industrials, Inc.*	7	315
Fairmount Santrol Holdings, Inc.*	72	306
Clearwater Paper Corp.*	7	274
Verso Corp. — Class A*	16	269
American Vanguard Corp.	13	262

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 19.7% (continued)
Basic Materials - 0.7% (continued)
Kronos Worldwide, Inc.	10	$226
OMNOVA Solutions, Inc.*	20	210
Codexis, Inc.*	18	198
PQ Group Holdings, Inc.*	14	195
Klondex Mines Ltd.*	80	188
Intrepid Potash, Inc.*	44	160
Landec Corp.*	12	157
Hawkins, Inc.	4	141
Gold Resource Corp.	24	108
Aceto Corp.	13	99
Uranium Energy Corp.*	64	84
Oil-Dri Corporation of America	2	80
AgroFresh Solutions, Inc.*	10	73
United States Lime & Minerals, Inc.	1	73
Valhi, Inc.	12	73
Smart Sand, Inc.*	11	64
Shiloh Industries, Inc.*	7	61
Ryerson Holding Corp.*	7	57
Orchids Paper Products Co.*	4	33
Total Basic Materials		31,752
Utilities - 0.6%
IDACORP, Inc.	23	2,030
WGL Holdings, Inc.	23	1,924
ALLETE, Inc.	24	1,734
Portland General Electric Co.	41	1,661
New Jersey Resources Corp.	40	1,604
ONE Gas, Inc.	24	1,585
Avista Corp.	30	1,537
Spire, Inc.	21	1,518
Southwest Gas Holdings, Inc.	21	1,420
PNM Resources, Inc.	37	1,415
Black Hills Corp.	25	1,358
NorthWestern Corp.	22	1,184
South Jersey Industries, Inc.	38	1,070
Ormat Technologies, Inc.	18	1,015
El Paso Electric Co.	19	969
MGE Energy, Inc.	16	898
California Water Service Group	23	857
American States Water Co.	16	849
Otter Tail Corp.	18	780
Northwest Natural Gas Co.	13	749
Dynegy, Inc.*	51	690
Chesapeake Utilities Corp.	8	563
NRG Yield, Inc. — Class C	29	493
SJW Group	7	369
Connecticut Water Service, Inc.	5	303
Middlesex Water Co.	8	293
Unitil Corp.	6	278
NRG Yield, Inc. — Class A	16	263
York Water Co.	6	186
Artesian Resources Corp. — Class A	4	146
Atlantic Power Corp.*	53	111
Ameresco, Inc. — Class A*	8	104
Consolidated Water Company Ltd.	7	102
RGC Resources, Inc.	3	76
Spark Energy, Inc. — Class A	5	59
Global Water Resources, Inc.	6	54
Genie Energy Ltd. — Class B	6	30
Total Utilities		30,277
Diversified - 0.0%
HRG Group, Inc.*	57	940
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	15	427
Total Common Stocks
(Cost $806,367)		951,184

WARRANTS†† - 0.0%
Imperial Holdings, Inc.
$10.75, 10/06/19*	1	–
Total Warrants
(Cost $–)		–

RIGHTS†† - 0.0%
Babcock & Wilcox Enterprises, Inc.
Expires 04/10/18*	20	39
Omthera Pharmaceuticals, Inc.†††,*,2	10	–
Tobira Therapeutics, Inc.†††,*,2	7	–
Dyax Corp.†††,*,2	106	–
Nexstar Media Group, Inc.†††,*,2	207	–
Total Rights
(Cost $30)		39

MUTUAL FUNDS† - 28.0%
Guggenheim Strategy Fund II3	30,881	772,322
Guggenheim Strategy Fund I3	23,272	582,970
Total Mutual Funds
(Cost $1,353,645)		1,355,292

	Face Amount
REPURCHASE AGREEMENTS††,4 - 36.0%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18[5]	$1,314,000	1,314,000
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18[5]	429,976	429,976
Total Repurchase Agreements
(Cost $1,743,976)		1,743,976

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.49%[7]	16,248	16,248
Total Securities Lending Collateral
(Cost $16,248)		16,248
Total Investments - 84.0%
(Cost $3,920,266)		$4,066,739
Other Assets & Liabilities, net - 16.0%		774,629
Total Net Assets - 100.0%		$4,841,368

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	4	Jun 2018	$305,980	$(10,035)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain (Loss)
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	1.74%	At Maturity	04/30/18	4,898	$7,490,780	$80,305
BNP Paribas	Russell 2000 Index	1.89%	At Maturity	04/30/18	320	488,795	5,070
Goldman Sachs International	Russell 2000 Index	1.59%	At Maturity	04/27/18	301	460,444	(3,838)
						$8,440,019	$81,537

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 29, 2018 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at March 29, 2018. The total market value of fair valued securities amounts to $0, (cost $0) or less than 0.1% of total net assets.
[3]	Affiliated issuer.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at March 29, 2018.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7 day yield as of March 29, 2018.

plc — Public Limited Company REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs		Level 2 - Other*	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$951,184	$—	$—		$—	$—		$951,184
Equity Index Swap Agreements	—	—	—		85,375	—		85,375
Mutual Funds	1,355,292	—	—		—	—		1,355,292
Repurchase Agreements	—	—	1,743,976		—	—		1,743,976
Rights	—	—	39		—	—	**	39
Securities Lending Collateral	16,248	—	—		—	—		16,248
Warrants	—	—	—	**	—	—		—
Total Assets	$2,322,724	$—	$1,744,015		$85,375	$—		$4,152,114

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts	$—	$10,035	$—	$—	$—	$10,035
Equity Index Swap Agreements	—	—	—	3,838	—	3,838
Total Liabilities	$—	$10,035	$—	$3,838	$—	$13,873

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.
**	Security has a market value of $0

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended March 29, 2018, in which the portfolio company is an "affiliated person", were as follows:
Security Name	Value 12/31/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 03/29/18	Shares 03/29/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$1,630,101	$602,443	$(1,650,000)	$1,411	$(985)	$582,970	23,272	$2,488
Guggenheim Strategy Fund II	1,117,448	104,697	(450,000)	174	3	772,322	30,881	4,681
	$2,747,549	$707,140	$(2,100,000)	$1,585	$(982)	$1,355,292		$7,169

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 24.9%
Consumer, Non-cyclical - 5.4%
Johnson & Johnson	1,347	$172,618
Pfizer, Inc.	2,990	106,115
UnitedHealth Group, Inc.	486	104,004
Procter & Gamble Co.	1,266	100,369
Coca-Cola Co.	1,928	83,733
PepsiCo, Inc.	714	77,933
Philip Morris International, Inc.	780	77,532
AbbVie, Inc.	801	75,815
Merck & Company, Inc.	1,354	73,752
Altria Group, Inc.	954	59,453
Amgen, Inc.	336	57,281
Medtronic plc	681	54,630
Abbott Laboratories	874	52,370
Bristol-Myers Squibb Co.	820	51,865
Gilead Sciences, Inc.	658	49,607
PayPal Holdings, Inc.*	567	43,018
Thermo Fisher Scientific, Inc.	202	41,705
Eli Lilly & Co.	484	37,447
Celgene Corp.*	378	33,721
CVS Health Corp.	509	31,665
Colgate-Palmolive Co.	440	31,539
Mondelez International, Inc. — Class A	747	31,172
Danaher Corp.	308	30,156
Becton Dickinson and Co.	134	29,038
Biogen, Inc.*	106	29,025
Anthem, Inc.	128	28,122
Allergan plc	166	27,936
Aetna, Inc.	164	27,716
Stryker Corp.	162	26,069
Automatic Data Processing, Inc.	223	25,306
S&P Global, Inc.	128	24,456
Intuitive Surgical, Inc.*	56	23,118
Vertex Pharmaceuticals, Inc.*	128	20,862
Cigna Corp.	122	20,464
Zoetis, Inc.	245	20,460
Constellation Brands, Inc. — Class A	86	19,601
Express Scripts Holding Co.*	283	19,550
Kimberly-Clark Corp.	176	19,383
Boston Scientific Corp.*	690	18,851
Kraft Heinz Co.	300	18,687
Humana, Inc.	69	18,549
Ecolab, Inc.	131	17,956
Illumina, Inc.*	74	17,495
Estee Lauder Companies, Inc. — Class A	113	16,918
Baxter International, Inc.	250	16,260
McKesson Corp.	104	14,651
Edwards Lifesciences Corp.*	105	14,650
Sysco Corp.	241	14,450
HCA Healthcare, Inc.	141	13,677
Regeneron Pharmaceuticals, Inc.*	39	13,430
Moody's Corp.	83	13,388
General Mills, Inc.	286	12,887
Alexion Pharmaceuticals, Inc.*	111	12,372
Archer-Daniels-Midland Co.	281	12,187
Monster Beverage Corp.*	208	11,900
Zimmer Biomet Holdings, Inc.	102	11,122
Tyson Foods, Inc. — Class A	149	10,905
Mylan N.V.	259	10,663
Dr Pepper Snapple Group, Inc.	90	10,654
Kroger Co.	443	10,606
Cardinal Health, Inc.	158	9,904
Centene Corp.*	87	9,298
Align Technology, Inc.*	36	9,041
Global Payments, Inc.	80	8,922
IHS Markit Ltd.	182	8,780
Clorox Co.	65	8,652
Nektar Therapeutics*	81	8,607
IDEXX Laboratories, Inc.*	44	8,421
Laboratory Corporation of America Holdings*	51	8,249
Kellogg Co.	125	8,126
Verisk Analytics, Inc. — Class A*	78	8,112
Conagra Brands, Inc.	201	7,413
Cintas Corp.	43	7,335
Incyte Corp.*	88	7,333
United Rentals, Inc.*	42	7,255
IQVIA Holdings, Inc.*	73	7,162
Total System Services, Inc.	83	7,159
Brown-Forman Corp. — Class B	131	7,126
ResMed, Inc.	72	7,090
AmerisourceBergen Corp. — Class A	82	7,069
Equifax, Inc.	60	7,069
JM Smucker Co.	57	7,069
Hershey Co.	71	7,026
Molson Coors Brewing Co. — Class B	93	7,006
Quest Diagnostics, Inc.	68	6,820
McCormick & Company, Inc.	61	6,490
Church & Dwight Company, Inc.	123	6,194
Dentsply Sirona, Inc.	115	5,786
Cooper Companies, Inc.	25	5,720
Varian Medical Systems, Inc.*	46	5,642
Perrigo Company plc	66	5,500
Gartner, Inc.*	46	5,410
Nielsen Holdings plc	168	5,341
Universal Health Services, Inc. — Class B	44	5,210
Hologic, Inc.*	139	5,193
Henry Schein, Inc.*	77	5,175
DaVita, Inc.*	73	4,814
Avery Dennison Corp.	44	4,675
Hormel Foods Corp.	136	4,668
Western Union Co.	231	4,442
Coty, Inc. — Class A	237	4,337
Campbell Soup Co.[1]	97	4,201
Robert Half International, Inc.	62	3,589
H&R Block, Inc.	105	2,668
Quanta Services, Inc.*	77	2,645
Envision Healthcare Corp.*	61	2,344
Total Consumer, Non-cyclical		2,446,952
Financial - 4.7%
Berkshire Hathaway, Inc. — Class B*	967	192,897
JPMorgan Chase & Co.	1,724	189,588
Bank of America Corp.	4,805	144,102
Wells Fargo & Co.	2,205	115,564

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 24.9% (continued)
Financial - 4.7% (continued)
Visa, Inc. — Class A	905	$108,256
Citigroup, Inc.	1,291	87,143
Mastercard, Inc. — Class A	464	81,274
Goldman Sachs Group, Inc.	177	44,579
U.S. Bancorp	788	39,794
Morgan Stanley	693	37,394
PNC Financial Services Group, Inc.	237	35,844
American Express Co.	362	33,767
BlackRock, Inc. — Class A	62	33,587
American Tower Corp. — Class A REIT	221	32,120
Chubb Ltd.	233	31,867
Charles Schwab Corp.	602	31,436
CME Group, Inc. — Class A	171	27,657
Bank of New York Mellon Corp.	507	26,126
American International Group, Inc.	451	24,543
Simon Property Group, Inc. REIT	156	24,079
MetLife, Inc.	521	23,909
Capital One Financial Corp.	244	23,380
Crown Castle International Corp. REIT	208	22,799
Prudential Financial, Inc.	212	21,953
Intercontinental Exchange, Inc.	292	21,176
Marsh & McLennan Companies, Inc.	255	21,060
BB&T Corp.	390	20,296
Travelers Companies, Inc.	136	18,885
State Street Corp.	185	18,450
Progressive Corp.	292	17,792
Aon plc	124	17,401
Aflac, Inc.	391	17,110
Prologis, Inc. REIT	268	16,881
Allstate Corp.	178	16,874
Equinix, Inc. REIT	40	16,726
SunTrust Banks, Inc.	235	15,989
Public Storage REIT	75	15,029
M&T Bank Corp.	75	13,827
T. Rowe Price Group, Inc.	123	13,280
Weyerhaeuser Co. REIT	379	13,265
Discover Financial Services	178	12,803
Synchrony Financial	359	12,037
Equity Residential REIT	185	11,400
AvalonBay Communities, Inc. REIT	69	11,348
Fifth Third Bancorp	348	11,049
Northern Trust Corp.	107	11,035
Digital Realty Trust, Inc. REIT	103	10,854
Ameriprise Financial, Inc.	73	10,800
Regions Financial Corp.	564	10,479
KeyCorp	533	10,420
Citizens Financial Group, Inc.	245	10,285
Welltower, Inc. REIT	186	10,124
SBA Communications Corp. REIT*	59	10,084
Willis Towers Watson plc	66	10,045
Boston Properties, Inc. REIT	78	9,611
Hartford Financial Services Group, Inc.	179	9,222
Ventas, Inc. REIT	179	8,866
Huntington Bancshares, Inc.	554	8,366
Comerica, Inc.	87	8,346
Principal Financial Group, Inc.	135	8,223
Lincoln National Corp.	110	8,037
Essex Property Trust, Inc. REIT	33	7,942
E*TRADE Financial Corp.*	134	7,425
Realty Income Corp. REIT	143	7,397
CBRE Group, Inc. — Class A*	152	7,177
XL Group Ltd.	129	7,129
Host Hotels & Resorts, Inc. REIT	369	6,878
Loews Corp.	135	6,714
Invesco Ltd.	204	6,530
Cboe Global Markets, Inc.	57	6,504
GGP, Inc. REIT	317	6,486
SVB Financial Group*	27	6,480
Alexandria Real Estate Equities, Inc. REIT	51	6,369
Arthur J Gallagher & Co.	91	6,254
Vornado Realty Trust REIT	87	5,855
Raymond James Financial, Inc.	65	5,812
Franklin Resources, Inc.	163	5,653
Cincinnati Financial Corp.	75	5,569
Extra Space Storage, Inc. REIT	63	5,504
HCP, Inc. REIT	236	5,482
Everest Re Group Ltd.	21	5,393
Unum Group	111	5,285
Zions Bancorporation	99	5,220
Mid-America Apartment Communities, Inc. REIT	57	5,201
Affiliated Managers Group, Inc.	27	5,119
Alliance Data Systems Corp.	24	5,109
Nasdaq, Inc.	59	5,087
UDR, Inc. REIT	135	4,809
Duke Realty Corp. REIT	179	4,740
Iron Mountain, Inc. REIT	141	4,633
Torchmark Corp.	53	4,461
Regency Centers Corp. REIT	75	4,424
SL Green Realty Corp. REIT	45	4,357
Federal Realty Investment Trust REIT	37	4,296
Leucadia National Corp.	157	3,569
People's United Financial, Inc.	174	3,247
Apartment Investment & Management Co. — Class A REIT	79	3,219
Kimco Realty Corp. REIT	214	3,082
Macerich Co. REIT	54	3,025
Brighthouse Financial, Inc.*	48	2,467
Assurant, Inc.	26	2,377
Navient Corp.	132	1,732
Total Financial		2,135,145
Technology - 4.0%
Apple, Inc.	2,548	427,503
Microsoft Corp.	3,867	352,941
Intel Corp.	2,350	122,388
NVIDIA Corp.	304	70,403
Oracle Corp.	1,518	69,449
International Business Machines Corp.	430	65,975
Adobe Systems, Inc.*	247	53,372
Texas Instruments, Inc.	494	51,322

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 24.9% (continued)
Technology - 4.0% (continued)
Broadcom Ltd.	206	$48,544
Accenture plc — Class A	310	47,585
QUALCOMM, Inc.	743	41,170
salesforce.com, Inc.*	345	40,124
Micron Technology, Inc.*	581	30,293
Applied Materials, Inc.	528	29,362
Activision Blizzard, Inc.	381	25,702
Cognizant Technology Solutions Corp. — Class A	295	23,748
Intuit, Inc.	122	21,149
Electronic Arts, Inc.*	154	18,671
HP, Inc.	822	18,018
Analog Devices, Inc.	186	16,950
Lam Research Corp.	82	16,659
Fidelity National Information Services, Inc.	166	15,986
Fiserv, Inc.*	208	14,833
DXC Technology Co.	143	14,376
Autodesk, Inc.*	111	13,939
Hewlett Packard Enterprise Co.	787	13,804
Western Digital Corp.	149	13,748
Red Hat, Inc.*	89	13,306
Microchip Technology, Inc.	118	10,780
Paychex, Inc.	161	9,916
Xilinx, Inc.	128	9,247
Skyworks Solutions, Inc.	92	9,224
Cerner Corp.*	159	9,222
KLA-Tencor Corp.	79	8,612
Seagate Technology plc	143	8,368
NetApp, Inc.	135	8,328
ANSYS, Inc.*	42	6,581
Synopsys, Inc.*	75	6,243
Akamai Technologies, Inc.*	85	6,033
Citrix Systems, Inc.*	65	6,032
Take-Two Interactive Software, Inc.*	57	5,573
CA, Inc.	157	5,322
Cadence Design Systems, Inc.*	142	5,221
Qorvo, Inc.*	64	4,509
IPG Photonics Corp.*	19	4,434
Advanced Micro Devices, Inc.*,1	414	4,161
CSRA, Inc.	82	3,381
Xerox Corp.	107	3,080
Total Technology		1,825,587
Communications - 3.5%
Amazon.com, Inc.*	202	292,363
Facebook, Inc. — Class A*	1,203	192,227
Alphabet, Inc. — Class C*	153	157,864
Alphabet, Inc. — Class A*	150	155,571
AT&T, Inc.	3,083	109,909
Cisco Systems, Inc.	2,419	103,751
Verizon Communications, Inc.	2,073	99,131
Comcast Corp. — Class A	2,328	79,548
Walt Disney Co.	755	75,832
Netflix, Inc.*	218	64,386
Booking Holdings, Inc.*	24	49,929
Time Warner, Inc.	392	37,075
Charter Communications, Inc. — Class A*	93	28,943
Twenty-First Century Fox, Inc. — Class A	529	19,409
eBay, Inc.*	473	19,034
CBS Corp. — Class B	173	8,890
Motorola Solutions, Inc.	81	8,529
Omnicom Group, Inc.[1]	116	8,430
Symantec Corp.	311	8,039
Twenty-First Century Fox, Inc. — Class B	221	8,038
CenturyLink, Inc.	489	8,034
Expedia Group, Inc.	61	6,735
Viacom, Inc. — Class B	177	5,498
VeriSign, Inc.*	42	4,980
F5 Networks, Inc.*	31	4,483
Interpublic Group of Companies, Inc.	193	4,445
DISH Network Corp. — Class A*	115	4,357
Juniper Networks, Inc.	173	4,209
News Corp. — Class A	192	3,034
Discovery, Inc. — Class C*	153	2,987
TripAdvisor, Inc.*	54	2,208
Discovery, Inc. — Class A*,1	78	1,672
News Corp. — Class B	61	982
Total Communications		1,580,522
Industrial - 2.5%
Boeing Co.	278	91,151
3M Co.	299	65,636
General Electric Co.	4,360	58,773
Honeywell International, Inc.	378	54,625
Union Pacific Corp.	395	53,100
United Technologies Corp.	374	47,057
Caterpillar, Inc.	300	44,214
Lockheed Martin Corp.	125	42,241
United Parcel Service, Inc. — Class B	346	36,212
Raytheon Co.	145	31,294
General Dynamics Corp.	139	30,705
Northrop Grumman Corp.	87	30,373
FedEx Corp.	124	29,774
Deere & Co.	163	25,317
CSX Corp.	446	24,847
Illinois Tool Works, Inc.	154	24,126
Emerson Electric Co.	319	21,788
Norfolk Southern Corp.	143	19,416
Eaton Corporation plc	221	17,660
TE Connectivity Ltd.	176	17,582
Waste Management, Inc.	200	16,824
Johnson Controls International plc	465	16,387
Roper Technologies, Inc.	52	14,596
Amphenol Corp. — Class A	153	13,178
Cummins, Inc.	78	12,643
Corning, Inc.	436	12,156
Fortive Corp.	154	11,938
Stanley Black & Decker, Inc.	77	11,797
Parker-Hannifin Corp.	67	11,459
Rockwell Automation, Inc.	64	11,149
Rockwell Collins, Inc.	82	11,058
Agilent Technologies, Inc.	162	10,838
Ingersoll-Rand plc	125	10,689
Harris Corp.	60	9,677
AMETEK, Inc.	116	8,812
WestRock Co.	128	8,214

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 24.9% (continued)
Industrial - 2.5% (continued)
L3 Technologies, Inc.	39	$8,112
Waters Corp.*	40	7,946
Textron, Inc.	131	7,725
Dover Corp.	78	7,661
Vulcan Materials Co.	67	7,649
Republic Services, Inc. — Class A	113	7,484
Mettler-Toledo International, Inc.*	13	7,475
TransDigm Group, Inc.	24	7,367
Ball Corp.	176	6,989
Xylem, Inc.	90	6,923
Martin Marietta Materials, Inc.	32	6,633
CH Robinson Worldwide, Inc.	70	6,560
Masco Corp.	157	6,349
Huntington Ingalls Industries, Inc.	23	5,929
Kansas City Southern	52	5,712
Pentair plc	83	5,655
Expeditors International of Washington, Inc.	89	5,634
Packaging Corporation of America	47	5,297
J.B. Hunt Transport Services, Inc.	43	5,037
Arconic, Inc.	213	4,907
AO Smith Corp.	73	4,642
Fortune Brands Home & Security, Inc.	76	4,476
PerkinElmer, Inc.	55	4,164
Snap-on, Inc.	28	4,131
Allegion plc	48	4,094
Fluor Corp.	70	4,005
Sealed Air Corp.	84	3,594
Jacobs Engineering Group, Inc.	60	3,549
FLIR Systems, Inc.	70	3,501
Garmin Ltd.	56	3,300
Acuity Brands, Inc.	21	2,923
Flowserve Corp.	66	2,859
Stericycle, Inc.*	43	2,517
Total Industrial		1,138,105
Consumer, Cyclical - 2.1%
Home Depot, Inc.	586	104,449
Walmart, Inc.	729	64,859
McDonald's Corp.	400	62,552
Nike, Inc. — Class B	652	43,319
Costco Wholesale Corp.	221	41,643
Starbucks Corp.	706	40,870
Lowe's Companies, Inc.	417	36,592
Walgreens Boots Alliance, Inc.	428	28,021
TJX Companies, Inc.	318	25,936
General Motors Co.	634	23,039
Ford Motor Co.	1,960	21,717
Marriott International, Inc. — Class A	151	20,533
Target Corp.	273	18,954
Delta Air Lines, Inc.	327	17,923
Southwest Airlines Co.	272	15,580
Ross Stores, Inc.	192	14,972
Yum! Brands, Inc.	167	14,217
Carnival Corp.	204	13,378
VF Corp.	165	12,230
Dollar General Corp.	130	12,162
PACCAR, Inc.	177	11,712
Aptiv plc	134	11,386
Dollar Tree, Inc.*	119	11,293
American Airlines Group, Inc.	211	10,964
O'Reilly Automotive, Inc.*	42	10,390
Royal Caribbean Cruises Ltd.	86	10,126
AutoZone, Inc.*	14	9,082
MGM Resorts International	256	8,965
Best Buy Company, Inc.	128	8,959
United Continental Holdings, Inc.*	122	8,475
Lennar Corp. — Class A	137	8,075
Hilton Worldwide Holdings, Inc.	102	8,034
Fastenal Co.	144	7,861
DR Horton, Inc.	172	7,540
Tapestry, Inc.	143	7,523
Mohawk Industries, Inc.*	32	7,431
WW Grainger, Inc.	26	7,339
Wynn Resorts Ltd.	40	7,294
Genuine Parts Co.	74	6,648
Newell Brands, Inc.	244	6,217
Ulta Beauty, Inc.*	29	5,924
PVH Corp.	39	5,906
LKQ Corp.*	155	5,882
Wyndham Worldwide Corp.	50	5,722
CarMax, Inc.*	91	5,637
Norwegian Cruise Line Holdings Ltd.	104	5,509
Kohl's Corp.	84	5,503
Whirlpool Corp.	35	5,359
Darden Restaurants, Inc.	62	5,285
Tiffany & Co.	51	4,981
BorgWarner, Inc.	99	4,973
Hasbro, Inc.	57	4,805
Michael Kors Holdings Ltd.	76	4,718
L Brands, Inc.	123	4,700
Macy's, Inc.	153	4,550
Advance Auto Parts, Inc.	37	4,386
Tractor Supply Co.	63	3,970
PulteGroup, Inc.	132	3,893
Chipotle Mexican Grill, Inc. — Class A*	12	3,877
Alaska Air Group, Inc.	62	3,841
Harley-Davidson, Inc.	85	3,645
Gap, Inc.	109	3,401
Hanesbrands, Inc.[1]	181	3,334
Goodyear Tire & Rubber Co.	121	3,216
Ralph Lauren Corp. — Class A	28	3,130
Leggett & Platt, Inc.	66	2,928
Nordstrom, Inc.	59	2,856
Foot Locker, Inc.	61	2,778
Mattel, Inc.[1]	173	2,275
Under Armour, Inc. — Class A*,1	93	1,520
Under Armour, Inc. — Class C*,1	93	1,335
Total Consumer, Cyclical		938,099
Energy - 1.4%
Exxon Mobil Corp.	2,128	158,770
Chevron Corp.	959	109,364
Schlumberger Ltd.	695	45,022

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 24.9% (continued)
Energy - 1.4% (continued)
ConocoPhillips	590	$34,981
EOG Resources, Inc.	291	30,634
Occidental Petroleum Corp.	384	24,945
Halliburton Co.	438	20,560
Phillips 66	211	20,239
Valero Energy Corp.	218	20,224
Marathon Petroleum Corp.	238	17,400
Anadarko Petroleum Corp.	275	16,613
Pioneer Natural Resources Co.	86	14,773
Kinder Morgan, Inc.	953	14,352
ONEOK, Inc.	206	11,726
Concho Resources, Inc.*	75	11,275
Williams Companies, Inc.	415	10,317
Devon Energy Corp.	264	8,392
Noble Energy, Inc.	247	7,484
Apache Corp.	192	7,388
Andeavor	71	7,140
National Oilwell Varco, Inc.	191	7,031
Marathon Oil Corp.	427	6,887
Hess Corp.	134	6,783
TechnipFMC plc	220	6,479
Baker Hughes a GE Co.	212	5,887
Equities Corp.	123	5,844
Cabot Oil & Gas Corp. — Class A	231	5,539
Cimarex Energy Co.	48	4,488
Helmerich & Payne, Inc.	55	3,661
Newfield Exploration Co.*	100	2,442
Range Resources Corp.	114	1,658
Total Energy		648,298
Utilities - 0.7%
NextEra Energy, Inc.	236	38,546
Duke Energy Corp.	352	27,269
Southern Co.	506	22,598
Dominion Energy, Inc.	327	22,050
Exelon Corp.	485	18,920
American Electric Power Company, Inc.	247	16,942
Sempra Energy	128	14,236
Public Service Enterprise Group, Inc.	253	12,711
Consolidated Edison, Inc.	156	12,159
Xcel Energy, Inc.	255	11,597
PG&E Corp.	259	11,378
Edison International	164	10,440
WEC Energy Group, Inc.	158	9,907
PPL Corp.	349	9,873
DTE Energy Co.	90	9,396
Eversource Energy	159	9,368
FirstEnergy Corp.	225	7,652
American Water Works Company, Inc.	90	7,391
Entergy Corp.	91	7,169
Ameren Corp.	122	6,909
CMS Energy Corp.	142	6,431
CenterPoint Energy, Inc.	216	5,918
Alliant Energy Corp.	116	4,740
NRG Energy, Inc.	152	4,640
Pinnacle West Capital Corp.	56	4,469
NiSource, Inc.	169	4,041
AES Corp.	332	3,775
SCANA Corp.	72	2,704
Total Utilities		323,229
Basic Materials - 0.6%
DowDuPont, Inc.	1,175	74,859
Monsanto Co.	221	25,789
Praxair, Inc.	144	20,779
Air Products & Chemicals, Inc.	110	17,493
LyondellBasell Industries N.V. — Class A	162	17,120
Sherwin-Williams Co.	42	16,469
PPG Industries, Inc.	128	14,285
Freeport-McMoRan, Inc.*	676	11,877
International Paper Co.	207	11,060
Newmont Mining Corp.	268	10,471
Nucor Corp.	160	9,774
Eastman Chemical Co.	72	7,602
International Flavors & Fragrances, Inc.	40	5,476
Albemarle Corp.	56	5,194
FMC Corp.	67	5,130
CF Industries Holdings, Inc.	117	4,415
Mosaic Co.	176	4,273
Total Basic Materials		262,066
Total Common Stocks
(Cost $9,763,426)		11,298,003

MUTUAL FUNDS† - 47.1%
Guggenheim Strategy Fund II2	463,960	11,603,645
Guggenheim Strategy Fund I2	390,472	9,781,320
Total Mutual Funds
(Cost $21,348,166)		21,384,965

	Face Amount
U.S. TREASURY BILLS†† - 7.0%
U.S. Treasury Bills
1.61% due 05/31/18[3,4,5]	$3,000,000	2,991,797
1.31% due 04/19/18[4,5,6]	200,000	199,846
Total U.S. Treasury Bills
(Cost $3,191,713)		3,191,643

REPURCHASE AGREEMENTS††,7 - 14.2%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18[3]	4,877,177	4,877,177
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18[3]	1,595,942	1,595,942
Total Repurchase Agreements
(Cost $6,473,119)		6,473,119

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
SECURITIES LENDING COLLATERAL†,8 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.49%[9]	12,437	$12,437
Total Securities Lending Collateral
(Cost $12,437)		12,437
Total Investments - 93.2%
(Cost $40,788,861)		$42,360,167
Other Assets & Liabilities, net - 6.8%		3,111,525
Total Net Assets - 100.0%		$45,471,692

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	31	Jun 2018	$4,093,938	$(135,680)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain (Loss)
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P 500 Index	2.19%	At Maturity	04/30/18	12,761	$33,699,749	$457,732
BNP Paribas	S&P 500 Index	2.34%	At Maturity	04/30/18	8,826	23,307,159	249,320
Goldman Sachs International	S&P 500 Index	2.24%	At Maturity	04/27/18	7,043	18,600,862	(75,528)
						$75,607,770	$631,524

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 29, 2018 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 29, 2018.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Zero coupon rate security.
[6]	All or a portion of this security is pledged as futures collateral at March 29, 2018.
[7]	Repurchase Agreements — See Note 4.
[8]	Securities lending collateral — See Note 5.
[9]	Rate indicated is the 7 day yield as of March 29, 2018.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,298,003	$—	$—	$—	$—	$11,298,003
Equity Index Swap Agreements	—	—	—	707,052	—	707,052
Mutual Funds	21,384,965	—	—	—	—	21,384,965
Repurchase Agreements	—	—	6,473,119	—	—	6,473,119
Securities Lending Collateral	12,437	—	—	—	—	12,437
U.S. Treasury Bills	—	—	3,191,643	—	—	3,191,643
Total Assets	$32,695,405	$—	$9,664,762	$707,052	$—	$43,067,219

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts	$—	$135,680	$—	$—	$—	$135,680
Equity Index Swap Agreements	—	—	—	75,528	—	75,528
Total Liabilities	$—	$135,680	$—	$75,528	$—	$211,208

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended March 29, 2018, in which the portfolio company is an "affiliated person", were as follows:
Security Name	Value 12/31/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 3/29/18	Shares 3/29/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$10,677,417	$2,956,584	$(3,850,000)	$1,173	$(3,854)	$9,781,320	390,472	$51,533
Guggenheim Strategy Fund II	10,864,972	739,086	–	–	(413)	11,603,645	463,960	63,939
	$21,542,389	$3,695,670	$(3,850,000)	$1,173	$(4,267)	$21,384,965		$115,472

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 99.9%
Consumer, Non-cyclical - 28.9%
Vertex Pharmaceuticals, Inc.*	5,570	$907,799
Align Technology, Inc.*	3,280	823,706
PayPal Holdings, Inc.*	10,430	791,324
Centene Corp.*	7,270	776,945
Total System Services, Inc.	8,982	774,787
Intuitive Surgical, Inc.*	1,520	627,502
Illumina, Inc.*	2,380	562,680
Edwards Lifesciences Corp.*	3,880	541,338
AbbVie, Inc.	5,530	523,414
Global Payments, Inc.	4,520	504,070
UnitedHealth Group, Inc.	2,310	494,340
United Rentals, Inc.*	2,830	488,826
Estee Lauder Companies, Inc. — Class A	3,080	461,138
Moody's Corp.	2,850	459,705
IDEXX Laboratories, Inc.*	2,330	445,939
Hologic, Inc.*	11,105	414,883
Cintas Corp.	2,352	401,204
ResMed, Inc.	3,750	369,262
Cigna Corp.	2,060	345,544
Stryker Corp.	2,010	323,449
Constellation Brands, Inc. — Class A	1,410	321,367
S&P Global, Inc.	1,660	317,160
Avery Dennison Corp.	2,930	311,312
Boston Scientific Corp.*	11,370	310,628
Gartner, Inc.*	2,612	307,224
Abbott Laboratories	4,940	296,005
Cooper Companies, Inc.	1,250	286,012
Nektar Therapeutics*	2,600	276,276
Zoetis, Inc.	3,160	263,892
Monster Beverage Corp.*	4,250	243,143
Becton Dickinson and Co.	1,110	240,537
Regeneron Pharmaceuticals, Inc.*	690	237,608
Incyte Corp.*	2,287	190,576
Celgene Corp.*	1,878	167,536
Total Consumer, Non-cyclical		14,807,131
Technology - 28.0%
Adobe Systems, Inc.*	4,510	974,521
NVIDIA Corp.	4,089	946,971
Red Hat, Inc.*	5,957	890,631
Applied Materials, Inc.	15,904	884,421
Lam Research Corp.	4,141	841,286
IPG Photonics Corp.*	3,500	816,830
Activision Blizzard, Inc.	10,890	734,639
salesforce.com, Inc.*	6,107	710,244
Broadcom Ltd.	2,882	679,143
Qorvo, Inc.*	7,960	560,782
Micron Technology, Inc.*	10,740	559,984
Apple, Inc.	3,210	538,574
Skyworks Solutions, Inc.	5,323	533,684
Microchip Technology, Inc.	5,252	479,823
Cerner Corp.*	7,849	455,242
ANSYS, Inc.*	2,850	446,567
Cognizant Technology Solutions Corp. — Class A	5,240	421,820
Cadence Design Systems, Inc.*	11,460	421,384
Intuit, Inc.	2,190	379,637
Synopsys, Inc.*	4,560	379,574
Analog Devices, Inc.	3,875	353,129
Electronic Arts, Inc.*	2,512	304,555
NetApp, Inc.	4,810	296,729
KLA-Tencor Corp.	2,610	284,516
Fiserv, Inc.*	3,400	242,454
Texas Instruments, Inc.	2,163	224,714
Total Technology		14,361,854
Financial - 13.1%
Cboe Global Markets, Inc.	6,030	688,023
CBRE Group, Inc. — Class A*	12,886	608,477
Progressive Corp.	9,600	584,928
Visa, Inc. — Class A	4,810	575,372
Mastercard, Inc. — Class A	3,100	542,996
SBA Communications Corp. REIT*	2,930	500,796
Prologis, Inc. REIT	7,715	485,968
American Tower Corp. — Class A REIT	3,240	470,901
E*TRADE Financial Corp.*	7,968	441,507
Intercontinental Exchange, Inc.	5,860	424,968
Extra Space Storage, Inc. REIT	4,332	378,443
T. Rowe Price Group, Inc.	2,860	308,794
Charles Schwab Corp.	5,560	290,343
SVB Financial Group*	1,000	240,010
Equinix, Inc. REIT	450	188,163
Total Financial		6,729,689
Communications - 10.6%
Netflix, Inc.*	3,936	1,162,498
Amazon.com, Inc.*	630	911,824
Facebook, Inc. — Class A*	3,901	623,341
eBay, Inc.*	12,260	493,342
VeriSign, Inc.*	4,157	492,854
Motorola Solutions, Inc.	4,288	451,526
Charter Communications, Inc. — Class A*	1,370	426,372
Booking Holdings, Inc.*	184	382,792
Alphabet, Inc. — Class C*	240	247,629
Alphabet, Inc. — Class A*	228	236,468
LogMeIn, Inc.	1	116
Total Communications		5,428,762
Industrial - 9.4%
Boeing Co.	1,580	518,051
Corning, Inc.	15,310	426,843
Agilent Technologies, Inc.	5,960	398,724
Roper Technologies, Inc.	1,230	345,249
Waste Management, Inc.	3,980	334,798
Mettler-Toledo International, Inc.*	560	322,017
Waters Corp.*	1,530	303,934
Rockwell Collins, Inc.	2,240	302,064
AMETEK, Inc.	3,950	300,081
AO Smith Corp.	4,685	297,919
TransDigm Group, Inc.	960	294,662
Amphenol Corp. — Class A	3,300	284,229
Fortune Brands Home & Security, Inc.	4,560	268,538
CSX Corp.	4,110	228,968
Illinois Tool Works, Inc.	1,110	173,893
Total Industrial		4,799,970

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Consumer, Cyclical - 8.8%
PulteGroup, Inc.	22,300	$657,627
Marriott International, Inc. — Class A	4,500	611,910
DR Horton, Inc.	13,170	577,373
Norwegian Cruise Line Holdings Ltd.*	9,320	493,680
Wyndham Worldwide Corp.	3,980	455,432
Aptiv plc	5,050	429,098
Dollar Tree, Inc.*	3,825	362,993
Home Depot, Inc.	2,030	361,827
Michael Kors Holdings Ltd.*	5,410	335,853
Wynn Resorts Ltd.	1,370	249,833
Total Consumer, Cyclical		4,535,626
Basic Materials - 1.1%
Sherwin-Williams Co.	970	380,356
FMC Corp.	2,610	199,848
Total Basic Materials		580,204
Total Common Stocks
(Cost $39,488,418)		51,243,236

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18	$238,876	238,876
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18	78,167	78,167
Total Repurchase Agreements
(Cost $317,043)		317,043
Total Investments - 100.5%
(Cost $39,805,461)		$51,560,279
Other Assets & Liabilities, net - (0.5)%		(274,216)
Total Net Assets - 100.0%		$51,286,063

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$51,243,236	$—	$—	$51,243,236
Repurchase Agreements	—	317,043	—	317,043
Total Assets	$51,243,236	$317,043	$—	$51,560,279

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 99.5%
Financial - 29.4%
Berkshire Hathaway, Inc. — Class B*	3,743	$746,654
XL Group Ltd.	9,751	538,840
Leucadia National Corp.	19,558	444,553
Prudential Financial, Inc.	4,290	444,229
Loews Corp.	8,369	416,190
Lincoln National Corp.	5,203	380,131
Navient Corp.	28,844	378,433
Everest Re Group Ltd.	1,408	361,603
Capital One Financial Corp.	3,729	357,313
MetLife, Inc.	6,978	320,220
Assurant, Inc.	3,497	319,661
Citigroup, Inc.	4,410	297,675
Citizens Financial Group, Inc.	6,947	291,635
American International Group, Inc.	5,281	287,392
Hartford Financial Services Group, Inc.	5,477	282,175
Unum Group	5,420	258,046
Travelers Companies, Inc.	1,700	236,062
Regions Financial Corp.	12,455	231,414
Morgan Stanley	4,200	226,632
Goldman Sachs Group, Inc.	898	226,170
Aflac, Inc.	4,784	209,348
People's United Financial, Inc.	10,955	204,420
SunTrust Banks, Inc.	3,004	204,392
Fifth Third Bancorp	5,584	177,292
Chubb Ltd.	1,292	176,707
Zions Bancorporation	3,214	169,474
KeyCorp	8,205	160,408
BB&T Corp.	2,911	151,489
JPMorgan Chase & Co.	1,270	139,662
Wells Fargo & Co.	2,570	134,694
Bank of New York Mellon Corp.	2,610	134,493
Cincinnati Financial Corp.	1,783	132,406
PNC Financial Services Group, Inc.	816	123,412
Huntington Bancshares, Inc.	7,884	119,048
Invesco Ltd.	3,051	97,663
Total Financial		9,379,936
Consumer, Cyclical - 20.8%
Kohl's Corp.	11,067	724,999
Macy's, Inc.	20,743	616,897
Ford Motor Co.	45,224	501,082
General Motors Co.	13,637	495,568
United Continental Holdings, Inc.*	6,273	435,785
Target Corp.	6,054	420,329
Best Buy Company, Inc.	5,512	385,785
Goodyear Tire & Rubber Co.	13,952	370,844
Foot Locker, Inc.	6,781	308,807
Newell Brands, Inc.	11,835	301,556
Whirlpool Corp.	1,787	273,608
Advance Auto Parts, Inc.	2,224	263,655
Nordstrom, Inc.	5,044	244,180
Walgreens Boots Alliance, Inc.	3,409	223,187
Walmart, Inc.	2,188	194,666
PVH Corp.	1,226	185,653
Delta Air Lines, Inc.	3,228	176,927
Alaska Air Group, Inc.	2,243	138,976
Costco Wholesale Corp.	690	130,017
Gap, Inc.	4,163	129,886
Genuine Parts Co.	1,182	106,191
Total Consumer, Cyclical		6,628,598
Consumer, Non-cyclical - 17.7%
Envision Healthcare Corp.*	20,016	769,215
Archer-Daniels-Midland Co.	14,539	630,557
Express Scripts Holding Co.*	6,564	453,441
Cardinal Health, Inc.	6,786	425,346
CVS Health Corp.	6,317	392,981
McKesson Corp.	2,775	390,914
Kroger Co.	14,145	338,631
Quanta Services, Inc.*	9,599	329,726
AmerisourceBergen Corp. — Class A	2,875	247,854
Molson Coors Brewing Co. — Class B	3,192	240,453
Universal Health Services, Inc. — Class B	1,870	221,427
Mylan N.V.*	5,325	219,230
DaVita, Inc.*	3,064	202,040
Humana, Inc.	730	196,246
Tyson Foods, Inc. — Class A	2,316	169,508
Coty, Inc. — Class A	8,452	154,672
Sysco Corp.	2,516	150,859
JM Smucker Co.	966	119,794
Total Consumer, Non-cyclical		5,652,894
Energy - 10.9%
Valero Energy Corp.	5,384	499,474
TechnipFMC plc	16,418	483,510
Andeavor	4,320	434,419
Baker Hughes, a GE Co.	14,970	415,717
Marathon Petroleum Corp.	5,533	404,518
Phillips 66	3,027	290,350
National Oilwell Varco, Inc.	6,826	251,265
Range Resources Corp.	17,214	250,292
Kinder Morgan, Inc.	14,122	212,677
Chevron Corp.	1,280	145,971
Exxon Mobil Corp.	1,430	106,692
Total Energy		3,494,885
Communications - 5.9%
CenturyLink, Inc.	47,705	783,793
Viacom, Inc. — Class B	9,209	286,031
News Corp. — Class A	13,467	212,779
AT&T, Inc.	4,910	175,042
Discovery, Inc. — Class C*	6,586	128,559
Interpublic Group of Companies, Inc.	5,388	124,086
Discovery, Inc. — Class A*,1	4,933	105,714
News Corp. — Class B	4,304	69,294
Total Communications		1,885,298
Industrial - 4.9%
Fluor Corp.	8,788	502,850
WestRock Co.	4,020	257,963
Jacobs Engineering Group, Inc.	3,954	233,879
Johnson Controls International plc	5,524	194,666
Textron, Inc.	2,383	140,525
Eaton Corporation plc	1,672	133,610

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Industrial - 4.9% (continued)
General Electric Co.	7,810	$105,279
Total Industrial		1,568,772
Utilities - 3.8%
AES Corp.	29,910	340,077
SCANA Corp.	8,241	309,450
Exelon Corp.	6,442	251,302
PG&E Corp.	4,367	191,842
Duke Energy Corp.	1,609	124,649
Total Utilities		1,217,320
Technology - 3.7%
Hewlett Packard Enterprise Co.	33,000	578,820
Xerox Corp.	13,078	376,385
Western Digital Corp.	2,461	227,076
Total Technology		1,182,281
Basic Materials - 2.4%
Mosaic Co.	17,391	422,253
Nucor Corp.	3,454	211,005
DowDuPont, Inc.	2,080	132,517
Total Basic Materials		765,775
Total Common Stocks
(Cost $25,790,613)		31,775,759

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18	$104,892	104,892
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18	34,323	34,323
Total Repurchase Agreements
(Cost $139,215)		139,215

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.49%[4]	82,904	82,904
Total Securities Lending Collateral
(Cost $82,904)		82,904
Total Investments - 100.2%
(Cost $26,012,732)		$31,997,878
Other Assets & Liabilities, net - (0.2)%		(73,502)
Total Net Assets - 100.0%		$31,924,376

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 29, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of March 29, 2018.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$31,775,759	$—	$—	$31,775,759
Repurchase Agreements	—	139,215	—	139,215
Securities Lending Collateral	82,904	—	—	82,904
Total Assets	$31,858,663	$139,215	$—	$31,997,878

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer, Non-cyclical - 26.4%
ABIOMED, Inc.*	2,010	$584,890
LendingTree, Inc.*	1,270	416,750
LivaNova plc*	4,010	354,885
Catalent, Inc.*	7,390	303,433
Globus Medical, Inc. — Class A*	5,950	296,429
ICU Medical, Inc.*	1,150	290,260
Masimo Corp.*	3,080	270,886
Hill-Rom Holdings, Inc.	3,060	266,220
Akorn, Inc.*	12,593	235,615
Charles River Laboratories International, Inc.*	2,110	225,222
Healthcare Services Group, Inc.	5,040	219,139
Sprouts Farmers Market, Inc.*	8,750	205,362
Encompass Health Corp.	3,460	197,808
Bio-Techne Corp.	1,260	190,310
Brink's Co.	2,660	189,791
Cantel Medical Corp.	1,700	189,397
Service Corporation International	4,710	177,755
Lamb Weston Holdings, Inc.	3,000	174,660
MarketAxess Holdings, Inc.	783	170,256
Teleflex, Inc.	610	155,538
Sotheby's*	2,880	147,773
Rollins, Inc.	2,890	147,477
CoreLogic, Inc.*	2,811	127,142
WEX, Inc.*	710	111,200
Bio-Rad Laboratories, Inc. — Class A*	370	92,530
Total Consumer, Non-cyclical		5,740,728
Technology - 19.5%
MKS Instruments, Inc.	3,890	449,878
Fortinet, Inc.*	7,280	390,062
MSCI, Inc. — Class A	2,518	376,366
Medidata Solutions, Inc.*	5,740	360,529
Broadridge Financial Solutions, Inc.	2,856	313,275
Teradyne, Inc.	5,790	264,661
Integrated Device Technology, Inc.*	8,139	248,728
Monolithic Power Systems, Inc.	2,145	248,327
Blackbaud, Inc.	2,340	238,235
Tyler Technologies, Inc.*	870	183,535
Ultimate Software Group, Inc.*	681	165,960
Cirrus Logic, Inc.*	3,773	153,297
Fair Isaac Corp.*	905	153,280
MAXIMUS, Inc.	2,270	151,500
j2 Global, Inc.	1,910	150,737
Silicon Laboratories, Inc.*	1,580	142,042
Jack Henry & Associates, Inc.	1,120	135,464
Microsemi Corp.*	1,792	115,978
Total Technology		4,241,854
Consumer, Cyclical - 18.2%
Skechers U.S.A., Inc. — Class A*	9,604	373,500
KB Home	11,790	335,425
Churchill Downs, Inc.	1,367	333,616
TRI Pointe Group, Inc.*	19,790	325,150
Copart, Inc.*	5,898	300,385
Toll Brothers, Inc.	6,630	286,748
Scientific Games Corp. — Class A*	6,830	284,128
NVR, Inc.*	99	277,200
Thor Industries, Inc.	2,120	244,160
Live Nation Entertainment, Inc.*	5,720	241,041
Domino's Pizza, Inc.	860	200,862
Herman Miller, Inc.	5,760	184,032
Delphi Technologies plc	3,740	178,211
Polaris Industries, Inc.	1,240	142,005
Pool Corp.	902	131,890
Boyd Gaming Corp.	4,080	129,989
Total Consumer, Cyclical		3,968,342
Industrial - 17.7%
Louisiana-Pacific Corp.	14,020	403,355
Jabil, Inc.	13,340	383,258
Zebra Technologies Corp. — Class A*	2,436	339,067
KLX, Inc.*	4,710	334,693
Dycom Industries, Inc.*	2,830	304,593
Cognex Corp.	5,498	285,841
Graco, Inc.	5,180	236,830
Coherent, Inc.*	1,230	230,502
Littelfuse, Inc.	933	194,232
Old Dominion Freight Line, Inc.	1,282	188,415
Orbital ATK, Inc.	1,310	173,719
Lennox International, Inc.	800	163,496
Teledyne Technologies, Inc.*	650	121,660
IDEX Corp.	770	109,733
National Instruments Corp.	2,130	107,714
Trimble, Inc.*	2,610	93,647
Eagle Materials, Inc.	878	90,478
Nordson Corp.	660	89,984
Total Industrial		3,851,217
Financial - 12.6%
CNO Financial Group, Inc.	13,780	298,612
Evercore, Inc. — Class A	2,920	254,624
First Industrial Realty Trust, Inc. REIT	7,736	226,123
Primerica, Inc.	2,340	226,044
Janus Henderson Group plc	5,836	193,113
SEI Investments Co.	2,440	182,781
DCT Industrial Trust, Inc. REIT	3,235	182,260
Kemper Corp.	3,170	180,690
Synovus Financial Corp.	3,240	161,806
CoreSite Realty Corp. REIT	1,580	158,411
Bank of the Ozarks	3,278	158,229
East West Bancorp, Inc.	2,280	142,591
Texas Capital Bancshares, Inc.*	1,220	109,678
Federated Investors, Inc. — Class B	3,270	109,218
Interactive Brokers Group, Inc. — Class A	1,370	92,119
Eaton Vance Corp.	1,390	77,381
Total Financial		2,753,680
Communications - 2.8%
LogMeIn, Inc.	1,694	195,742
New York Times Co. — Class A	7,180	173,038
FactSet Research Systems, Inc.	660	131,617
InterDigital, Inc.	1,634	120,262
Total Communications		620,659
Basic Materials - 2.3%
Royal Gold, Inc.	2,462	211,412

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Basic Materials - 2.3% (continued)
Versum Materials, Inc.	5,123	$192,778
Chemours Co.	2,050	99,856
Total Basic Materials		504,046
Total Common Stocks
(Cost $19,002,432)		21,680,526

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.8%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18	$125,141	125,141
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18	40,950	40,950
Total Repurchase Agreements
(Cost $166,091)		166,091
Total Investments - 100.3%
(Cost $19,168,523)		$21,846,617
Other Assets & Liabilities, net - (0.3)%		(66,811)
Total Net Assets - 100.0%		$21,779,806

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$21,680,526	$—	$—	$21,680,526
Repurchase Agreements	—	166,091	—	166,091
Total Assets	$21,680,526	$166,091	$—	$21,846,617

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 99.4%
Consumer, Cyclical - 19.9%
Dillard's, Inc. — Class A1	5,230	$420,178
Dick's Sporting Goods, Inc.	7,800	273,390
Bed Bath & Beyond, Inc.	12,800	268,672
World Fuel Services Corp.	10,889	267,325
Signet Jewelers Ltd.	6,270	241,520
GameStop Corp. — Class A	17,590	221,986
Office Depot, Inc.	102,578	220,543
AutoNation, Inc.*	3,530	165,133
Cooper Tire & Rubber Co.	4,340	127,162
JetBlue Airways Corp.*	4,610	93,675
Big Lots, Inc.	2,058	89,585
HNI Corp.	1,970	71,098
International Speedway Corp. — Class A	1,482	65,356
Total Consumer, Cyclical		2,525,623
Industrial - 18.7%
Avnet, Inc.	8,130	339,509
Arrow Electronics, Inc.*	3,284	252,934
AECOM*	6,457	230,063
Tech Data Corp.*	2,694	229,340
SYNNEX Corp.	1,400	165,760
Esterline Technologies Corp.*	2,210	161,662
Ryder System, Inc.	1,620	117,920
Regal Beloit Corp.	1,457	106,871
AGCO Corp.	1,562	101,296
Trinity Industries, Inc.	2,630	85,817
EMCOR Group, Inc.	1,100	85,723
Kirby Corp.*	1,000	76,950
Greif, Inc. — Class A	1,468	76,703
Owens-Illinois, Inc.*	3,390	73,427
Worthington Industries, Inc.	1,700	72,964
KBR, Inc.	4,460	72,207
GATX Corp.	1,000	68,490
Knowles Corp.*	3,860	48,597
Total Industrial		2,366,233
Financial - 18.1%
Genworth Financial, Inc. — Class A*	100,428	284,211
Legg Mason, Inc.	4,529	184,104
Old Republic International Corp.	8,397	180,116
Reinsurance Group of America, Inc. — Class A	1,016	156,464
Aspen Insurance Holdings Ltd.	3,080	138,138
Alleghany Corp.	190	116,744
Hanover Insurance Group, Inc.	979	115,414
WR Berkley Corp.	1,456	105,851
New York Community Bancorp, Inc.	7,900	102,937
Stifel Financial Corp.	1,645	97,433
FNB Corp.	7,240	97,378
Sabra Health Care REIT, Inc.	5,420	95,663
Washington Prime Group, Inc. REIT	11,720	78,173
American Financial Group, Inc.	677	75,973
LaSalle Hotel Properties REIT	2,609	75,687
Mercury General Corp.	1,625	74,539
Associated Banc-Corp.	2,787	69,257
PacWest Bancorp	1,390	68,847
Umpqua Holdings Corp.	3,060	65,514
United Bankshares, Inc.	1,780	62,745
Alexander & Baldwin, Inc. REIT	2,230	51,580
Total Financial		2,296,768
Energy - 14.5%
PBF Energy, Inc. — Class A	7,150	242,385
NOW, Inc.*	23,010	235,162
HollyFrontier Corp.	3,579	174,870
Diamond Offshore Drilling, Inc.*,1	10,730	157,302
QEP Resources, Inc.*	14,521	142,160
Murphy USA, Inc.*	1,822	132,642
Ensco plc — Class A1	28,580	125,466
CNX Resources Corp.*	7,190	110,942
Oceaneering International, Inc.	5,537	102,656
Rowan Companies plc — Class A*	8,540	98,552
Gulfport Energy Corp.*	9,910	95,631
Murphy Oil Corp.	3,439	88,864
Callon Petroleum Co.*	5,030	66,597
Chesapeake Energy Corp.*,1	21,810	65,866
Total Energy		1,839,095
Consumer, Non-cyclical - 14.0%
LifePoint Health, Inc.*	7,306	343,382
United Natural Foods, Inc.*	5,021	215,602
Acadia Healthcare Company, Inc.*	5,450	213,531
TreeHouse Foods, Inc.*	4,940	189,054
ManpowerGroup, Inc.	1,257	144,681
Aaron's, Inc.	3,007	140,126
Patterson Companies, Inc.	5,740	127,600
Avis Budget Group, Inc.*,1	2,680	125,531
Graham Holdings Co. — Class B	196	118,041
MEDNAX, Inc.*	1,540	85,670
Adtalem Global Education, Inc.*	1,565	74,416
Total Consumer, Non-cyclical		1,777,634
Basic Materials - 7.2%
United States Steel Corp.	6,370	224,160
Domtar Corp.	5,117	217,677
Reliance Steel & Aluminum Co.	2,512	215,379
Commercial Metals Co.	8,646	176,897
Allegheny Technologies, Inc.*	3,310	78,381
Total Basic Materials		912,494
Technology - 3.5%
Synaptics, Inc.*	2,930	133,989
Convergys Corp.	5,060	114,457
NCR Corp.*	2,430	76,593
Diebold Nixdorf, Inc.[1]	3,895	59,983
NetScout Systems, Inc.*	2,045	53,886
Total Technology		438,908
Communications - 3.5%
Telephone & Data Systems, Inc.	7,605	213,168
Ciena Corp.*	5,350	138,565
ARRIS International plc*	3,170	84,227
Total Communications		435,960
Total Common Stocks
(Cost $10,907,621)		12,592,715

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.6%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18	$57,108	$57,108
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18	18,687	18,687
Total Repurchase Agreements
(Cost $75,795)		75,795

	Shares
SECURITIES LENDING COLLATERAL†,3 - 5.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.49%[4]	685,301	685,301
Total Securities Lending Collateral
(Cost $685,301)		685,301
Total Investments - 105.4%
(Cost $11,668,717)		$13,353,811
Other Assets & Liabilities, net - (5.4)%		(683,392)
Total Net Assets - 100.0%		$12,670,419

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 29, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of March 29, 2018.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$12,592,715	$—	$—	$12,592,715
Repurchase Agreements	—	75,795	—	75,795
Securities Lending Collateral	685,301	—	—	685,301
Total Assets	$13,278,016	$75,795	$—	$13,353,811

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 99.3%
Consumer, Non-cyclical - 32.7%
Innoviva, Inc.*	16,386	$273,155
Enanta Pharmaceuticals, Inc.*	3,352	271,210
Cutera, Inc.*	5,083	255,421
Supernus Pharmaceuticals, Inc.*	5,571	255,152
BioTelemetry, Inc.*	7,569	235,018
OraSure Technologies, Inc.*	13,512	228,218
Calavo Growers, Inc.[1]	2,387	220,081
Insperity, Inc.	3,125	217,344
AMN Healthcare Services, Inc.*	3,641	206,627
Integer Holdings Corp.*	3,512	198,604
Corcept Therapeutics, Inc.*	12,013	197,614
On Assignment, Inc.*	2,261	185,131
Amedisys, Inc.*	2,760	166,539
Providence Service Corp.*	2,342	161,926
Korn/Ferry International	3,012	155,389
Emergent BioSolutions, Inc.*	2,870	151,105
Ligand Pharmaceuticals, Inc. — Class B*	907	149,800
LeMaitre Vascular, Inc.	4,028	145,934
Medifast, Inc.	1,441	134,661
MiMedx Group, Inc.*,1	18,990	132,360
Momenta Pharmaceuticals, Inc.*	7,030	127,595
Central Garden & Pet Co. — Class A*	3,182	126,039
Inogen, Inc.*	1,012	124,314
LHC Group, Inc.*	1,980	121,889
Chemed Corp.	440	120,058
Merit Medical Systems, Inc.*	2,569	116,504
Coca-Cola Bottling Company Consolidated	577	99,631
Repligen Corp.*	2,691	97,360
Tivity Health, Inc.*	2,368	93,891
CorVel Corp.*	1,782	90,080
Neogen Corp.*	1,309	87,690
MGP Ingredients, Inc.	970	86,902
Green Dot Corp. — Class A*	1,350	86,616
ANI Pharmaceuticals, Inc.*	1,485	86,457
Phibro Animal Health Corp. — Class A	1,989	78,963
Surmodics, Inc.*	2,053	78,117
Myriad Genetics, Inc.*	2,640	78,012
NutriSystem, Inc.	2,795	75,325
Heska Corp.*	890	70,372
Orthofix International N.V.*	1,053	61,895
Eagle Pharmaceuticals, Inc.*	1,055	55,588
Inter Parfums, Inc.	1,102	51,959
Central Garden & Pet Co.*	939	40,377
Lantheus Holdings, Inc.*	1,972	31,355
Total Consumer, Non-cyclical		6,028,278
Industrial - 17.3%
KEMET Corp.*	13,484	244,465
TopBuild Corp.*	2,690	205,839
TTM Technologies, Inc.*	13,246	202,531
Proto Labs, Inc.*	1,590	186,905
Applied Optoelectronics, Inc.*,1	7,032	176,222
PGT Innovations, Inc.*	8,935	166,638
Trex Company, Inc.*	1,431	155,650
EnPro Industries, Inc.	1,822	140,986
Patrick Industries, Inc.*	2,248	139,039
Electro Scientific Industries, Inc.*	6,493	125,510
II-VI, Inc.*	3,033	124,050
Control4 Corp.*	5,530	118,784
John Bean Technologies Corp.	903	102,400
US Concrete, Inc.*	1,661	100,324
Rogers Corp.*	760	90,850
Alamo Group, Inc.	814	89,458
Harsco Corp.*	4,213	86,999
Vicor Corp.*	3,014	86,050
Comfort Systems USA, Inc.	2,010	82,912
Axon Enterprise, Inc.*	1,978	77,755
Aerovironment, Inc.*	1,513	68,857
Aerojet Rocketdyne Holdings, Inc.*	2,352	65,785
Simpson Manufacturing Company, Inc.	982	56,553
Forward Air Corp.	1,040	54,975
American Woodmark Corp.*	550	54,148
Barnes Group, Inc.	881	52,763
Albany International Corp. — Class A	738	46,273
Advanced Energy Industries, Inc.*	685	43,771
Raven Industries, Inc.	1,235	43,287
Total Industrial		3,189,779
Technology - 16.1%
Qualys, Inc.*	3,809	277,105
Brooks Automation, Inc.	9,480	256,718
Mercury Systems, Inc.*	4,753	229,665
Rudolph Technologies, Inc.*	7,973	220,852
Cohu, Inc.	8,843	201,709
Axcelis Technologies, Inc.*	7,920	194,832
Virtusa Corp.*	3,761	182,258
FormFactor, Inc.*	12,730	173,764
Kulicke & Soffa Industries, Inc.*	6,793	169,893
CEVA, Inc.*	4,013	145,271
MaxLinear, Inc. — Class A*	5,943	135,203
Ebix, Inc.	1,607	119,721
Quality Systems, Inc.*	7,592	103,631
Cabot Microelectronics Corp.	960	102,826
Omnicell, Inc.*	2,225	96,565
Tabula Rasa HealthCare, Inc.*	2,470	95,836
ExlService Holdings, Inc.*	1,461	81,480
SPS Commerce, Inc.*	860	55,100
TTEC Holdings, Inc.	1,582	48,567
Progress Software Corp.[1]	1,180	45,371
Rambus, Inc.*	2,848	38,249
Total Technology		2,974,616
Consumer, Cyclical - 14.3%
LGI Homes, Inc.*	3,181	224,483
Five Below, Inc.*	2,636	193,324
Ollie's Bargain Outlet Holdings, Inc.*	2,839	171,192
Installed Building Products, Inc.*	2,731	163,997
Cavco Industries, Inc.*	930	161,587
Sleep Number Corp.*	4,271	150,126
Marriott Vacations Worldwide Corp.	1,112	148,118

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Consumer, Cyclical - 14.3% (continued)
FirstCash, Inc.	1,740	$141,375
Ruth's Hospitality Group, Inc.	5,382	131,590
Fox Factory Holding Corp.*	3,707	129,374
Wingstop, Inc.	2,626	124,026
Penn National Gaming, Inc.*	4,173	109,583
RH*,1	1,114	106,142
Dave & Buster's Entertainment, Inc.*	2,470	103,098
Winnebago Industries, Inc.	2,676	100,618
Monarch Casino & Resort, Inc.*	2,293	96,971
PetMed Express, Inc.	2,310	96,442
LCI Industries	892	92,902
iRobot Corp.*	1,381	88,646
Interface, Inc. — Class A	2,261	56,977
Shake Shack, Inc. — Class A*	1,141	47,500
Total Consumer, Cyclical		2,638,071
Financial - 11.6%
Walker & Dunlop, Inc.	4,163	247,365
NMI Holdings, Inc. — Class A*	14,319	236,979
Four Corners Property Trust, Inc. REIT	9,506	219,494
National Storage Affiliates Trust REIT	8,339	209,142
National Bank Holdings Corp. — Class A	6,144	204,288
BofI Holding, Inc.*,1	4,145	167,997
Third Point Reinsurance Ltd.*	9,584	133,697
HFF, Inc. — Class A	2,500	124,250
Easterly Government Properties, Inc. REIT	5,542	113,057
LegacyTexas Financial Group, Inc.	2,356	100,884
Meta Financial Group, Inc.	840	91,728
Pacific Premier Bancorp, Inc.*	2,160	86,832
ServisFirst Bancshares, Inc.	1,618	66,047
Lexington Realty Trust REIT	6,341	49,904
EastGroup Properties, Inc. REIT	570	47,116
WageWorks, Inc.*	860	38,872
Total Financial		2,137,652
Communications - 5.7%
Stamps.com, Inc.*	1,017	204,468
World Wrestling Entertainment, Inc. — Class A	5,251	189,089
QuinStreet, Inc.*	13,850	176,864
XO Group, Inc.*	5,642	117,072
CalAmp Corp.*	4,987	114,102
Extreme Networks, Inc.*	7,713	85,383
Vonage Holdings Corp.*	6,660	70,929
Shutterstock, Inc.*	1,281	61,680
Cogent Communications Holdings, Inc.	915	39,711
Total Communications		1,059,298
Basic Materials - 1.6%
Kraton Corp.*	3,175	151,479
Koppers Holdings, Inc.*	2,410	99,051
Ingevity Corp.*	550	40,530
Total Basic Materials		291,060
Total Common Stocks
(Cost $15,698,455)		18,318,754

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18	$74,304	74,304
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18	24,314	24,314
Total Repurchase Agreements
(Cost $98,618)		98,618

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.49%[4]	494,613	494,613
Total Securities Lending Collateral
(Cost $494,613)		494,613
Total Investments - 102.5%
(Cost $16,291,686)		$18,911,985
Other Assets & Liabilities, net - (2.5)%		(468,577)
Total Net Assets - 100.0%		$18,443,408

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 29, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of March 29, 2018.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$18,318,754	$—	$—	$18,318,754
Repurchase Agreements	—	98,618	—	98,618
Securities Lending Collateral	494,613	—	—	494,613
Total Assets	$18,813,367	$98,618	$—	$18,911,985

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 100.0%
Consumer, Cyclical - 36.6%
Finish Line, Inc. — Class A	12,820	$173,583
Veritiv Corp.*	4,363	171,030
Abercrombie & Fitch Co. — Class A	6,805	164,749
Hibbett Sports, Inc.*	6,076	145,520
Big 5 Sporting Goods Corp.[1]	20,037	145,268
Perry Ellis International, Inc.*	5,501	141,926
ScanSource, Inc.*	3,837	136,405
Barnes & Noble Education, Inc.*	19,064	131,351
Genesco, Inc.*	2,741	111,285
Biglari Holdings, Inc.*	270	110,271
Sonic Automotive, Inc. — Class A	5,766	109,266
Barnes & Noble, Inc.	21,863	108,222
Anixter International, Inc.*	1,402	106,201
Superior Industries International, Inc.	7,973	106,041
Cato Corp. — Class A	7,190	105,981
American Axle & Manufacturing Holdings, Inc.*	6,830	103,952
Shoe Carnival, Inc.	4,292	102,150
M/I Homes, Inc.*	2,940	93,639
EZCORP, Inc. — Class A*	6,977	92,096
Chico's FAS, Inc.	9,500	85,880
Group 1 Automotive, Inc.	1,286	84,027
G-III Apparel Group Ltd.*	2,150	81,012
MarineMax, Inc.*	4,161	80,931
Fossil Group, Inc.*	6,350	80,645
Guess?, Inc.	3,782	78,439
J.C. Penney Company, Inc.*,1	25,767	77,816
Red Robin Gourmet Burgers, Inc.*	1,320	76,560
Regis Corp.*	5,059	76,543
Express, Inc.*	10,161	72,753
Zumiez, Inc.*	3,010	71,939
Caleres, Inc.	2,129	71,534
Kirkland's, Inc.*	7,315	70,882
Vera Bradley, Inc.*	6,640	70,450
Asbury Automotive Group, Inc.*	961	64,867
DSW, Inc. — Class A	2,730	61,316
Vitamin Shoppe, Inc.*	12,495	54,353
Haverty Furniture Companies, Inc.	2,612	52,632
Vista Outdoor, Inc.*	2,880	47,002
Movado Group, Inc.	1,182	45,389
Titan International, Inc.	3,560	44,892
Ascena Retail Group, Inc.*	20,890	41,989
Cooper-Standard Holdings, Inc.*	341	41,878
Core-Mark Holding Company, Inc.	1,941	41,266
Francesca's Holdings Corp.*	8,508	40,838
Essendant, Inc.	4,696	36,629
Daktronics, Inc.	4,060	35,769
El Pollo Loco Holdings, Inc.*	3,370	32,015
Fred's, Inc. — Class A1	10,244	30,630
Unifi, Inc.*	806	29,217
Standard Motor Products, Inc.	600	28,542
Total Consumer, Cyclical		4,167,571
Industrial - 15.9%
Olympic Steel, Inc.	7,192	147,508
DXP Enterprises, Inc.*	2,680	104,386
Atlas Air Worldwide Holdings, Inc.*	1,712	103,490
Benchmark Electronics, Inc.	3,256	97,191
Orion Group Holdings, Inc.*	14,525	95,720
Sanmina Corp.*	3,388	88,596
ArcBest Corp.	2,531	81,119
Boise Cascade Co.	1,980	76,428
Greenbrier Companies, Inc.	1,492	74,973
TimkenSteel Corp.*	4,666	70,877
Echo Global Logistics, Inc.*	2,559	70,628
MYR Group, Inc.*	2,130	65,646
Powell Industries, Inc.	2,401	64,443
Hub Group, Inc. — Class A*	1,525	63,821
KapStone Paper and Packaging Corp.	1,691	58,018
Tredegar Corp.	2,971	53,330
Encore Wire Corp.	938	53,184
AAR Corp.	1,182	52,138
Briggs & Stratton Corp.	2,419	51,791
Triumph Group, Inc.	2,000	50,400
Fabrinet*	1,590	49,894
Matson, Inc.	1,732	49,605
Haynes International, Inc.	1,310	48,614
Roadrunner Transportation Systems, Inc.*	17,294	43,927
Bel Fuse, Inc. — Class B	1,991	37,630
Plexus Corp.*	553	33,031
Aegion Corp. — Class A*	1,036	23,735
Total Industrial		1,810,123
Consumer, Non-cyclical - 13.3%
Kelly Services, Inc. — Class A	4,966	144,213
Owens & Minor, Inc.	8,390	130,465
Seneca Foods Corp. — Class A*	4,494	124,484
Andersons, Inc.	3,194	105,721
Magellan Health, Inc.*	980	104,958
Dean Foods Co.	11,260	97,061
LSC Communications, Inc.	4,933	86,081
Diplomat Pharmacy, Inc.*	4,208	84,791
Universal Corp.	1,713	83,081
TrueBlue, Inc.*	2,747	71,147
Team, Inc.*,1	4,589	63,099
SUPERVALU, Inc.*	3,672	55,924
Navigant Consulting, Inc.*	2,770	53,295
SpartanNash Co.	3,060	52,663
ABM Industries, Inc.	1,530	51,224
FTI Consulting, Inc.*	950	45,989
Community Health Systems, Inc.*,1	10,471	41,465
Invacare Corp.	2,119	36,871
Cross Country Healthcare, Inc.*	3,150	34,996
Resources Connection, Inc.	1,748	28,318
AngioDynamics, Inc.*	1,520	26,220
Total Consumer, Non-cyclical		1,522,066
Financial - 12.4%
Stewart Information Services Corp.	2,387	104,885
INTL FCStone, Inc.*	2,193	93,597
American Equity Investment Life Holding Co.	2,832	83,147
Enova International, Inc.*	3,628	79,998

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Financial - 12.4% (continued)
OFG Bancorp	7,601	$79,430
PennyMac Mortgage Investment Trust REIT	4,230	76,267
Hersha Hospitality Trust REIT	4,120	73,748
First BanCorp*	12,024	72,384
CBL & Associates Properties, Inc. REIT[1]	15,930	66,428
Maiden Holdings Ltd.	9,715	63,147
Infinity Property & Casualty Corp.	457	54,109
Navigators Group, Inc.	922	53,153
New York Mortgage Trust, Inc. REIT[1]	8,680	51,472
Invesco Mortgage Capital, Inc. REIT	2,950	48,321
World Acceptance Corp.*,1	454	47,806
ARMOUR Residential REIT, Inc.	2,050	47,724
Apollo Commercial Real Estate Finance, Inc. REIT	2,560	46,029
United Fire Group, Inc.	932	44,606
Capstead Mortgage Corp. REIT	4,981	43,086
HomeStreet, Inc.*	1,327	38,019
Opus Bank	1,328	37,184
United Insurance Holdings Corp.	1,611	30,835
DiamondRock Hospitality Co. REIT	2,462	25,703
Horace Mann Educators Corp.	575	24,581
Kite Realty Group Trust REIT	1,580	24,064
Total Financial		1,409,723
Energy - 8.2%
Green Plains, Inc.	8,830	148,344
Flotek Industries, Inc.*	15,961	97,362
Cloud Peak Energy, Inc.*	31,047	90,347
McDermott International, Inc.*	12,629	76,911
Matrix Service Co.*	5,466	74,884
Par Pacific Holdings, Inc.*	4,180	71,771
Unit Corp.*	3,092	61,098
Pioneer Energy Services Corp.*	22,493	60,731
Archrock, Inc.	5,350	46,813
Bristow Group, Inc.	3,027	39,351
SunCoke Energy, Inc.*	3,577	38,488
Oil States International, Inc.*	1,214	31,807
Helix Energy Solutions Group, Inc.*	4,728	27,375
Newpark Resources, Inc.*	3,373	27,321
REX American Resources Corp.*	300	21,840
Gulf Island Fabrication, Inc.	2,991	21,236
Total Energy		935,679
Communications - 5.5%
DHI Group, Inc.*	92,454	147,926
Comtech Telecommunications Corp.	3,208	95,887
Gannett Company, Inc.	8,551	85,339
Scholastic Corp.	1,487	57,755
Iridium Communications, Inc.*	4,785	53,831
New Media Investment Group, Inc.	3,025	51,848
Finisar Corp.*	2,400	37,944
Frontier Communications Corp.[1]	4,831	35,846
Spok Holdings, Inc.	2,288	34,206
FTD Companies, Inc.*	5,865	21,349
Total Communications		621,931
Technology - 5.1%
Insight Enterprises, Inc.*	2,658	92,844
Super Micro Computer, Inc.*	5,370	91,290
Digi International, Inc.*	6,552	67,485
Engility Holdings, Inc.*	2,730	66,612
CACI International, Inc. — Class A*	375	56,756
Photronics, Inc.*	6,606	54,500
Synchronoss Technologies, Inc.*	4,300	45,365
Veeco Instruments, Inc.*	2,481	42,177
Sykes Enterprises, Inc.*	1,406	40,690
ManTech International Corp. — Class A	527	29,233
Total Technology		586,952
Basic Materials - 3.0%
Aceto Corp.	11,314	85,986
PH Glatfelter Co.	3,781	77,624
Clearwater Paper Corp.*	1,920	75,072
Hawkins, Inc.	1,052	36,978
AK Steel Holding Corp.*,1	7,010	31,755
A. Schulman, Inc.	724	31,132
Total Basic Materials		338,547
Total Common Stocks
(Cost $9,970,641)		11,392,592

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18	$34,496	34,496
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18	11,288	11,288
Total Repurchase Agreements
(Cost $45,784)		45,784

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.49%[4]	354,810	354,810
Total Securities Lending Collateral
(Cost $354,810)		354,810
Total Investments - 103.5%
(Cost $10,371,235)		$11,793,186
Other Assets & Liabilities, net - (3.5)%		(397,121)
Total Net Assets - 100.0%		$11,396,065

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 29, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of March 29, 2018.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,392,592	$—	$—	$11,392,592
Repurchase Agreements	—	45,784	—	45,784
Securities Lending Collateral	354,810	—	—	354,810
Total Assets	$11,747,402	$45,784	$—	$11,793,186

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
MUTUAL FUNDS† - 52.5%
Guggenheim Strategy Fund II1	20,842	$521,267
Guggenheim Strategy Fund I1	20,526	514,189
Total Mutual Funds
(Cost $1,025,641)		1,035,456

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 10.1%
Freddie Mac[2]
1.16% due 04/03/18[3,4]	$100,000	99,991
Federal Home Loan Bank[5]
1.70% due 04/04/18[3,4]	100,000	99,986
Total Federal Agency Discount Notes
(Cost $199,977)		199,977

FEDERAL AGENCY NOTES†† - 7.6%
Fannie Mae[2]
1.13% due 12/14/18	100,000	99,349
Federal Farm Credit Bank[5]
1.81% (1 Month USD LIBOR - 0.05%) due 01/23/19[6]	50,000	49,991
Total Federal Agency Notes
(Cost $149,510)		149,340

REPURCHASE AGREEMENTS††,7 - 33.2%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18[8]	492,786	492,786
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18[8]	161,253	161,253
Total Repurchase Agreements
(Cost $654,039)		654,039
Total Investments - 103.4%
(Cost $2,029,167)		$2,038,812
Other Assets & Liabilities, net - (3.4)%		(67,766)
Total Net Assets - 100.0%		$1,971,046

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	36	Jun 2018	$3,229,920	$1,297

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain
OTC Currency Index Swap Agreements††
Goldman Sachs International	U.S. Dollar Index	2.32%	At Maturity	06/21/18	8,199	$735,519	$777

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[6]	Variable rate security. Rate indicated is the rate effective at March 29, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[7]	Repurchase Agreements — See Note 4.
[8]	All or a portion of this security is pledged as currency index swap collateral at March 29, 2018.

LIBOR — London Interbank Offered Rate

USD — United States Dollar

See Sector Classification in Other Information section.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts	$—	$1,297	$—	$—	$—	$1,297
Currency Index Swap Agreements	—	—	—	777	—	777
Federal Agency Discount Notes	—	—	199,977	—	—	199,977
Federal Agency Notes	—	—	149,340	—	—	149,340
Mutual Funds	1,035,456	—	—	—	—	1,035,456
Repurchase Agreements	—	—	654,039	—	—	654,039
Total Assets	$1,035,456	$1,297	$1,003,356	$777	$—	$2,040,886

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended March 29, 2018, in which the portfolio company is an "affiliated person", were as follows:
Security Name	Value 12/31/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 3/29/18	Shares 3/29/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$486,103	$203,300	$(175,000)	$–	$(214)	$514,189	20,526	$3,294
Guggenheim Strategy Fund II	592,767	103,362	(175,000)	980	(842)	521,267	20,842	3,361
	$1,078,870	$306,662	$(350,000)	$980	$(1,056)	$1,035,456		$6,655

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 99.6%
Software - 24.1%
Microsoft Corp.	8,408	$767,398
Oracle Corp.	8,320	380,640
Adobe Systems, Inc.*	1,410	304,673
salesforce.com, Inc.*	2,261	262,954
VMware, Inc. — Class A*	1,688	204,704
Activision Blizzard, Inc.	2,936	198,063
Intuit, Inc.	1,135	196,752
Electronic Arts, Inc.*	1,453	176,162
Fidelity National Information Services, Inc.	1,707	164,384
Fiserv, Inc.*	2,224	158,593
ServiceNow, Inc.*	950	157,178
Red Hat, Inc.*	1,014	151,603
Autodesk, Inc.*	1,187	149,063
Workday, Inc. — Class A*	1,160	147,448
NetEase, Inc. ADR	481	134,868
Paychex, Inc.	2,185	134,574
First Data Corp. — Class A*	7,250	116,000
Momo, Inc. ADR*	3,100	115,878
Broadridge Financial Solutions, Inc.	980	107,496
Splunk, Inc.*	1,090	107,245
CA, Inc.	3,151	106,819
Citrix Systems, Inc.*	1,134	105,235
ANSYS, Inc.*	660	103,415
Synopsys, Inc.*	1,220	101,553
SS&C Technologies Holdings, Inc.	1,880	100,843
Akamai Technologies, Inc.*	1,407	99,869
Cadence Design Systems, Inc.*	2,511	92,330
Take-Two Interactive Software, Inc.*	942	92,109
Jack Henry & Associates, Inc.	749	90,592
PTC, Inc.*	1,140	88,931
CDK Global, Inc.	1,289	81,645
Ultimate Software Group, Inc.*	327	79,690
Tableau Software, Inc. — Class A*	920	74,354
Aspen Technology, Inc.*	880	69,423
Nuance Communications, Inc.*	3,844	60,543
RealPage, Inc.*	1,170	60,255
j2 Global, Inc.	725	57,217
Twilio, Inc. — Class A*	1,450	55,361
CommVault Systems, Inc.*	855	48,906
Manhattan Associates, Inc.*	1,155	48,371
Cornerstone OnDemand, Inc.*	1,060	41,457
Total Software		5,794,594
Semiconductors - 19.4%
Intel Corp.	8,899	463,460
NVIDIA Corp.	1,473	341,132
Texas Instruments, Inc.	2,796	290,476
Broadcom Ltd.	1,226	288,907
QUALCOMM, Inc.	4,558	252,559
Micron Technology, Inc.*	4,336	226,079
Applied Materials, Inc.	3,890	216,323
Analog Devices, Inc.	1,865	169,958
Lam Research Corp.	810	164,560
Taiwan Semiconductor Manufacturing Company Ltd. ADR	3,404	148,959
NXP Semiconductor N.V.*	1,183	138,411
Microchip Technology, Inc.	1,454	132,837
Xilinx, Inc.	1,723	124,470
Maxim Integrated Products, Inc.	1,980	119,236
Skyworks Solutions, Inc.	1,189	119,209
KLA-Tencor Corp.	1,080	117,731
Marvell Technology Group Ltd.	5,485	115,185
ASML Holding N.V. — Class G	570	113,179
IPG Photonics Corp.*	445	103,854
ON Semiconductor Corp.*	3,766	92,116
Advanced Micro Devices, Inc.*,1	8,566	86,088
Teradyne, Inc.	1,869	85,432
Microsemi Corp.*	1,254	81,159
Qorvo, Inc.*	1,152	81,158
MKS Instruments, Inc.	631	72,975
Cypress Semiconductor Corp.	4,138	70,181
Cavium, Inc.*	830	65,885
Entegris, Inc.	1,850	64,380
Monolithic Power Systems, Inc.	552	63,905
Integrated Device Technology, Inc.*	1,888	57,697
Silicon Laboratories, Inc.*	620	55,738
Cirrus Logic, Inc.*	1,116	45,343
Synaptics, Inc.*	799	36,538
Ambarella, Inc.*,1	743	36,400
MACOM Technology Solutions Holdings, Inc.*	1,565	25,979
Total Semiconductors		4,667,499
Internet – 18.0%
Alphabet, Inc. — Class A*	738	765,409
Facebook, Inc. — Class A*	3,746	598,573
Alibaba Group Holding Ltd. ADR*	2,600	477,204
eBay, Inc.*	4,522	181,965
Baidu, Inc. ADR*	748	166,946
Twitter, Inc.*	4,342	125,962
Snap, Inc. — Class A*	7,800	123,786
Palo Alto Networks, Inc.*	667	121,074
Symantec Corp.	4,447	114,955
MercadoLibre, Inc.	306	109,055
IAC/InterActiveCorp*	680	106,338
Weibo Corp. ADR*	880	105,195
Match Group, Inc.*,1	2,330	103,545
YY, Inc. ADR*	970	102,044
VeriSign, Inc.*	852	101,013
Shopify, Inc. — Class A*	785	97,803
SINA Corp.*	929	96,867
CDW Corp.	1,350	94,919
Zillow Group, Inc. — Class C*	1,754	94,365
GoDaddy, Inc. — Class A*	1,530	93,973
F5 Networks, Inc.*	611	88,357
GrubHub, Inc.*	850	86,250
Proofpoint, Inc.*	620	70,463
Stamps.com, Inc.*	283	56,897
Etsy, Inc.*	1,960	54,998
Yelp, Inc. — Class A*	1,263	52,730
FireEye, Inc.*	3,071	51,992
Trade Desk, Inc. — Class A*	800	39,696
Pandora Media, Inc.*,1	6,735	33,877
Total Internet		4,316,251

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Computers - 14.2%
Apple, Inc.	4,996	$838,229
International Business Machines Corp.	2,262	347,059
Cognizant Technology Solutions Corp. — Class A	2,483	199,881
Accenture plc — Class A	1,242	190,647
HP, Inc.	7,676	168,258
DXC Technology Co.	1,544	155,218
Western Digital Corp.	1,625	149,939
Hewlett Packard Enterprise Co.	8,478	148,704
Seagate Technology plc	2,045	119,673
NetApp, Inc.	1,909	117,766
Check Point Software Technologies Ltd.*	1,154	114,638
Infosys Ltd. ADR[1]	6,313	112,687
Leidos Holdings, Inc.	1,389	90,841
Amdocs Ltd.	1,360	90,739
Fortinet, Inc.*	1,650	88,407
Nutanix, Inc. — Class A*	1,700	83,487
CSRA, Inc.	1,890	77,925
DST Systems, Inc.	800	66,920
Teradata Corp.*	1,592	63,155
Lumentum Holdings, Inc.*	901	57,484
NCR Corp.*	1,722	54,277
NetScout Systems, Inc.*	1,682	44,321
Electronics for Imaging, Inc.*	1,200	32,796
Total Computers		3,413,051
Commercial Services - 6.3%
PayPal Holdings, Inc.*	3,631	275,484
Automatic Data Processing, Inc.	1,823	206,874
Worldpay, Inc. — Class A*	1,820	149,677
Square, Inc. — Class A*	2,590	127,428
FleetCor Technologies, Inc.*	626	126,765
Global Payments, Inc.	1,103	123,006
Total System Services, Inc.	1,330	114,726
Gartner, Inc.*	819	96,331
Western Union Co.	4,490	86,343
WEX, Inc.*	490	76,744
Sabre Corp.	3,266	70,056
Euronet Worldwide, Inc.*	730	57,611
Total Commercial Services		1,511,045
Electronics - 5.6%
Amphenol Corp. — Class A	1,712	147,454
Corning, Inc.	5,042	140,571
TE Connectivity Ltd.	1,360	135,864
Keysight Technologies, Inc.*	1,750	91,682
Trimble, Inc.*	2,366	84,892
Flex Ltd.*	4,969	81,144
FLIR Systems, Inc.	1,540	77,015
Arrow Electronics, Inc.*	981	75,557
National Instruments Corp.	1,480	74,844
Jabil, Inc.	2,344	67,343
Avnet, Inc.	1,550	64,728
Coherent, Inc.*	320	59,968
Tech Data Corp.*	620	52,781
II-VI, Inc.*	1,155	47,239
Vishay Intertechnology, Inc.	2,530	47,058
Sanmina Corp.*	1,481	38,728
KEMET Corp.*	1,600	29,008
Applied Optoelectronics, Inc.*,1	778	19,497
Total Electronics		1,335,373
Telecommunications - 5.4%
Cisco Systems, Inc.	9,699	415,990
Motorola Solutions, Inc.	1,155	121,622
Arista Networks, Inc.*	472	120,502
Juniper Networks, Inc.	3,396	82,625
CommScope Holding Company, Inc.*	2,027	81,019
LogMeIn, Inc.	611	70,601
Ubiquiti Networks, Inc.*,1	994	68,387
ARRIS International plc*	2,433	64,645
Ciena Corp.*	2,169	56,177
ViaSat, Inc.*,1	849	55,796
Viavi Solutions, Inc.*	4,341	42,195
Oclaro, Inc.*	4,370	41,777
NETGEAR, Inc.*	687	39,296
Finisar Corp.*	2,299	36,347
Total Telecommunications		1,296,979
Diversified Financial Services - 4.4%
Visa, Inc. — Class A	3,833	458,503
Mastercard, Inc. — Class A	2,252	394,460
Alliance Data Systems Corp.	453	96,426
Ellie Mae, Inc.*	570	52,406
Blackhawk Network Holdings, Inc.*	1,065	47,606
Total Diversified Financial Services		1,049,401
Electrical Components & Equipment - 0.7%
Littelfuse, Inc.	320	66,618
Universal Display Corp.	560	56,560
Advanced Energy Industries, Inc.*	708	45,241
Total Electrical Components & Equipment		168,419
Machinery-Diversified - 0.7%
Cognex Corp.	1,660	86,304
Zebra Technologies Corp. — Class A*	585	81,426
Total Machinery-Diversified		167,730
Energy-Alternate Sources - 0.3%
First Solar, Inc.*	1,180	83,756
Office & Business Equipment - 0.3%
Xerox Corp.	2,745	79,001
Building Materials - 0.2%
Cree, Inc.*	1,448	58,369
Total Common Stocks
(Cost $13,702,913)		23,941,468

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18	$120,850	120,850
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18	39,545	39,545
Total Repurchase Agreements
(Cost $160,395)		160,395

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.49%[4]	373,417	$373,417
Total Securities Lending Collateral
(Cost $373,417)		373,417
Total Investments - 101.8%
(Cost $14,236,725)		$24,475,280
Other Assets & Liabilities, net - (1.8)%		(433,792)
Total Net Assets - 100.0%		$24,041,488

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 29, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of March 29, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$23,941,468	$—	$—	$23,941,468
Repurchase Agreements	—	160,395	—	160,395
Securities Lending Collateral	373,417	—	—	373,417
Total Assets	$24,314,885	$160,395	$—	$24,475,280

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 99.7%
Telecommunications - 74.5%
AT&T, Inc.	7,349	$261,992
Cisco Systems, Inc.	5,882	252,279
Verizon Communications, Inc.	5,237	250,433
T-Mobile US, Inc.*	2,065	126,048
Sprint Corp.*,1	15,686	76,548
Motorola Solutions, Inc.	694	73,078
Arista Networks, Inc.*	285	72,760
CenturyLink, Inc.	4,408	72,423
Zayo Group Holdings, Inc.*	1,471	50,249
Juniper Networks, Inc.	2,058	50,071
CommScope Holding Company, Inc.*	1,232	49,243
Ubiquiti Networks, Inc.*,1	601	41,349
ARRIS International plc*	1,475	39,191
EchoStar Corp. — Class A*	731	38,575
Vodafone Group plc ADR	1,356	37,724
America Movil SAB de CV — Class L ADR	1,855	35,412
Ciena Corp.*	1,315	34,058
China Mobile Ltd. ADR	736	33,672
ViaSat, Inc.*,1	509	33,451
BCE, Inc.	737	31,720
Telephone & Data Systems, Inc.	1,118	31,338
Rogers Communications, Inc. — Class B	679	30,338
Telefonica Brasil S.A. ADR	1,965	30,182
InterDigital, Inc.	387	28,483
Vonage Holdings Corp.*	2,618	27,882
Viavi Solutions, Inc.*	2,630	25,564
Oclaro, Inc.*	2,651	25,344
Shenandoah Telecommunications Co.	680	24,480
NETGEAR, Inc.*	414	23,681
Infinera Corp.*	2,080	22,589
Finisar Corp.*	1,391	21,992
Acacia Communications, Inc.*,1	554	21,307
Extreme Networks, Inc.*	1,726	19,107
Iridium Communications, Inc.*	1,661	18,686
ADTRAN, Inc.	984	15,301
Consolidated Communications Holdings, Inc.	1,375	15,070
ORBCOMM, Inc.*	1,537	14,402
Frontier Communications Corp.[1]	1,763	13,081
Total Telecommunications		2,069,103
REITs - 7.3%
Crown Castle International Corp.	1,103	120,900
SBA Communications Corp.*	477	81,529
Total REITs		202,429
Internet - 6.9%
Palo Alto Networks, Inc.*	398	72,245
F5 Networks, Inc.*	370	53,506
Cogent Communications Holdings, Inc.	576	24,998
8x8, Inc.*	1,228	22,902
Boingo Wireless, Inc.*	695	17,215
Total Internet		190,866
Semiconductors - 5.5%
QUALCOMM, Inc.	2,766	153,264
Aerospace & Defense - 2.9%
Harris Corp.	495	79,834
Computers - 2.2%
Lumentum Holdings, Inc.*	543	34,643
NetScout Systems, Inc.*	1,020	26,877
Total Computers		61,520
Electronics - 0.4%
Applied Optoelectronics, Inc.*,1	470	11,778
Total Common Stocks
(Cost $2,011,838)		2,768,794

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18	$13,028	13,028
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18	4,263	4,263
Total Repurchase Agreements
(Cost $17,291)		17,291

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.9%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.49%[4]	136,181	136,181
Total Securities Lending Collateral
(Cost $136,181)		136,181
Total Investments - 105.2%
(Cost $2,165,310)		$2,922,266
Other Assets & Liabilities, net - (5.2)%		(144,354)
Total Net Assets - 100.0%		$2,777,912

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 29, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of March 29, 2018.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,768,794	$—	$—	$2,768,794
Repurchase Agreements	—	17,291	—	17,291
Securities Lending Collateral	136,181	—	—	136,181
Total Assets	$2,904,975	$17,291	$—	$2,922,266

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 99.4%
Transportation - 44.4%
Union Pacific Corp.	2,318	$311,609
United Parcel Service, Inc. — Class B	2,727	285,408
FedEx Corp.	1,015	243,712
CSX Corp.	3,810	212,255
Norfolk Southern Corp.	1,366	185,475
CH Robinson Worldwide, Inc.	1,203	112,733
J.B. Hunt Transport Services, Inc.	925	108,364
Old Dominion Freight Line, Inc.	737	108,317
XPO Logistics, Inc.*	1,040	105,882
Kansas City Southern	932	102,380
Expeditors International of Washington, Inc.	1,605	101,596
Knight-Swift Transportation Holdings, Inc.	1,855	85,348
Canadian National Railway Co.	974	71,229
Canadian Pacific Railway Ltd.	384	67,776
Kirby Corp.*	858	66,023
Landstar System, Inc.	602	66,009
Schneider National, Inc. — Class B	2,470	64,368
Genesee & Wyoming, Inc. — Class A*	897	63,499
Ryder System, Inc.	807	58,741
ZTO Express Cayman, Inc. ADR	3,520	52,765
Werner Enterprises, Inc.	1,320	48,180
Saia, Inc.*	560	42,084
Atlas Air Worldwide Holdings, Inc.*	628	37,963
Forward Air Corp.	710	37,531
Heartland Express, Inc.	2,002	36,016
Hub Group, Inc. — Class A*	848	35,489
Air Transport Services Group, Inc.*	1,500	34,980
Echo Global Logistics, Inc.*	990	27,324
ArcBest Corp.	832	26,666
Total Transportation		2,799,722
Airlines - 17.5%
Delta Air Lines, Inc.	3,460	189,643
Southwest Airlines Co.	3,063	175,449
American Airlines Group, Inc.	2,834	147,255
United Continental Holdings, Inc.*	1,943	134,980
Alaska Air Group, Inc.	1,335	82,716
JetBlue Airways Corp.*	3,728	75,753
Ryanair Holdings plc ADR*	444	54,545
Copa Holdings S.A. — Class A	400	51,452
SkyWest, Inc.	924	50,266
Allegiant Travel Co. — Class A	289	49,867
Spirit Airlines, Inc.*	1,230	46,469
Hawaiian Holdings, Inc.	1,162	44,969
Total Airlines		1,103,364
Auto Parts & Equipment - 16.0%
Lear Corp.	583	108,490
Aptiv plc	1,181	100,350
BorgWarner, Inc.	1,965	98,702
Goodyear Tire & Rubber Co.	2,815	74,823
Adient plc	1,188	70,995
Magna International, Inc.	1,190	67,056
Autoliv, Inc.[1]	438	63,922
Delphi Technologies plc	1,293	61,611
Dana, Inc.	2,252	58,011
Visteon Corp.*	482	53,136
Tenneco, Inc.	930	51,029
Cooper-Standard Holdings, Inc.*	380	46,668
Dorman Products, Inc.*	670	44,361
American Axle & Manufacturing Holdings, Inc.*	2,734	41,611
Cooper Tire & Rubber Co.	1,230	36,039
Gentherm, Inc.*	1,024	34,765
Total Auto Parts & Equipment		1,011,569
Auto Manufacturers - 12.5%
General Motors Co.	5,930	215,496
Ford Motor Co.	18,749	207,739
Tesla, Inc.*,1	707	188,154
Fiat Chrysler Automobiles N.V.*	3,087	63,345
Tata Motors Ltd. ADR*	2,240	57,568
Ferrari N.V.	461	55,560
Total Auto Manufacturers		787,862
Commercial Services - 2.9%
AMERCO	243	83,859
Avis Budget Group, Inc.*,1	1,275	59,721
Hertz Global Holdings, Inc.*,1	1,982	39,343
Total Commercial Services		182,923
Leisure Time - 2.6%
Harley-Davidson, Inc.	1,901	81,515
LCI Industries	459	47,805
Fox Factory Holding Corp.*	980	34,202
Total Leisure Time		163,522
Home Builders - 1.6%
Thor Industries, Inc.	638	73,479
Winnebago Industries, Inc.	825	31,020
Total Home Builders		104,499
Electronics - 1.2%
Gentex Corp.	3,351	77,140
Internet - 0.7%
Cars.com, Inc.*	1,507	42,693
Total Common Stocks
(Cost $2,559,936)		6,273,294

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18	$23,361	23,361
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18	7,645	7,645
Total Repurchase Agreements
(Cost $31,006)		31,006

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 4.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.49%[4]	259,288	$259,288
Total Securities Lending Collateral
(Cost $259,288)		259,288
Total Investments - 104.0%
(Cost $2,850,230)		$6,563,588
Other Assets & Liabilities, net - (4.0)%		(253,435)
Total Net Assets - 100.0%		$6,310,153

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 29, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of March 29, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,273,294	$—	$—	$6,273,294
Repurchase Agreements	—	31,006	—	31,006
Securities Lending Collateral	259,288	—	—	259,288
Total Assets	$6,532,582	$31,006	$—	$6,563,588

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

U.S. Government Money Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 55.9%
Federal Farm Credit Bank[1]
1.85% (U.S. Prime Rate - 2.90%) due 05/14/18[2]	$7,000,000	$7,002,137
1.79% (U.S. Prime Rate - 2.96%) due 06/01/18[2]	5,000,000	5,000,074
1.67% (U.S. Prime Rate - 3.08%) due 03/12/19[2]	5,000,000	4,993,564
1.84% (1 Month USD LIBOR + 0.05%) due 04/16/18[2]	2,625,000	2,624,984
1.96% (1 Month USD LIBOR + 0.09%) due 05/25/18[2]	2,000,000	2,000,774
1.90% (U.S. Prime Rate - 2.85%) due 08/10/18[2]	1,000,000	1,001,019
1.79% (U.S. Prime Rate - 2.96%) due 05/11/18[2]	1,000,000	1,000,216
1.80% (1 Month USD LIBOR + 0.12%) due 05/04/18[2]	560,000	560,119
2.15% (3 Month USD LIBOR - 0.03%) due 09/18/18[2]	500,000	500,333
2.30% (3 Month USD LIBOR + 0.05%) due 06/22/18[2]	300,000	300,159
0.88% due 09/20/18	238,000	236,975
1.85% due 09/19/18	175,000	175,020
Total Federal Farm Credit Bank		25,395,374
Federal Home Loan Bank[1]
1.71% (1 Month USD LIBOR - 0.14%) due 08/22/18[2]	5,000,000	5,000,000
1.74% (1 Month USD LIBOR - 0.13%) due 06/25/18[2]	3,000,000	3,000,000
1.73% (1 Month USD LIBOR - 0.15%) due 04/26/18[2]	2,000,000	1,999,994
1.74% (1 Month USD LIBOR - 0.13%) due 11/23/18[2]	1,000,000	1,000,000
1.15% due 06/22/18	950,000	948,638
1.53% (3 Month USD LIBOR - 0.25%) due 05/02/18[2]	800,000	799,901
2.08% (3 Month USD LIBOR - 0.12%) due 09/20/18[2]	300,000	300,061
1.00% due 09/25/18	90,000	89,655
Total Federal Home Loan Bank		13,138,249
Freddie Mac[3]
1.07% due 05/25/18	3,000,000	2,997,184
0.75% due 04/09/18	799,000	798,814
1.20% due 09/24/18	730,000	727,916
Total Freddie Mac		4,523,914
Fannie Mae[3]
1.88% due 09/18/18	651,000	650,834
0.88% due 05/21/18	641,000	640,300
1.25% due 09/27/18	425,000	423,786
Total Fannie Mae		1,714,920
Total Federal Agency Notes
(Cost $44,772,457)		44,772,457

U.S. TREASURY BILLS†† - 20.5%
U.S. Treasury Bills
1.62% due 08/09/18[4,5]	7,500,000	7,454,985
1.62% due 06/14/18[4,5]	2,500,000	2,491,281
1.70% due 06/14/18[4,5]	2,500,000	2,491,280
1.22% due 04/26/18[4,5]	2,000,000	1,998,276
1.70% due 08/09/18[4,5]	2,000,000	1,987,996
Total U.S. Treasury Bills		16,423,818
Total U.S. Treasury Bills
(Cost $16,423,818)		16,423,818

FEDERAL AGENCY DISCOUNT NOTES†† - 2.9%
Federal Home Loan Bank[1]
1.67% due 12/04/18[4,5]	1,100,000	1,087,396
1.55% due 06/13/18[4,5]	100,000	99,686
Total Federal Home Loan Bank		1,187,082
Freddie Mac[3]
1.64% due 04/24/18[4,5]	1,000,000	998,914
Federal Farm Credit Bank[1]
1.70% due 09/12/18[4,5]	100,000	99,225
Total Federal Agency Discount Notes
(Cost $2,285,221)		2,285,221

REPURCHASE AGREEMENTS††,6 - 20.0%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18	12,039,048	12,039,048
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18	3,939,498	3,939,498
Total Repurchase Agreements
(Cost $15,978,546)		15,978,546
Total Investments - 99.3%
(Cost $79,460,042)		$79,460,042
Other Assets & Liabilities, net - 0.7%		611,703
Total Net Assets - 100.0%		$80,071,745

U.S. Government Money Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

††	Value determined based on Level 2 inputs — See Note 3.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Variable rate security. Rate indicated is the rate effective at March 29, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Zero coupon rate security.
[6]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

USD — United States Dollars

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$2,285,221	$—	$2,285,221
Federal Agency Notes	—	44,772,457	—	44,772,457
Repurchase Agreements	—	15,978,546	—	15,978,546
U.S. Treasury Bills	—	16,423,818	—	16,423,818
Total Assets	$—	$79,460,042	$—	$79,460,042

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 99.5%
Electric - 81.0%
NextEra Energy, Inc.	2,998	$489,663
Duke Energy Corp.	5,207	403,386
Southern Co.	8,239	367,954
Dominion Energy, Inc.	5,136	346,321
Exelon Corp.	8,706	339,621
American Electric Power Company, Inc.	4,704	322,647
Sempra Energy	2,630	292,509
Public Service Enterprise Group, Inc.	5,629	282,801
Consolidated Edison, Inc.	3,489	271,933
Xcel Energy, Inc.	5,888	267,786
PG&E Corp.	6,008	263,931
Edison International	4,026	256,295
WEC Energy Group, Inc.	3,924	246,035
PPL Corp.	8,620	243,860
DTE Energy Co.	2,299	240,016
Eversource Energy	4,038	237,919
FirstEnergy Corp.	6,557	223,004
Avangrid, Inc.	4,350	222,372
Entergy Corp.	2,630	207,191
Ameren Corp.	3,642	206,247
CMS Energy Corp.	4,408	199,638
CenterPoint Energy, Inc.	6,846	187,580
Alliant Energy Corp.	4,198	171,530
NRG Energy, Inc.	5,607	171,182
Pinnacle West Capital Corp.	2,080	165,984
Vistra Energy Corp.*	7,810	162,682
Westar Energy, Inc.	2,907	152,879
AES Corp.	13,398	152,335
Great Plains Energy, Inc.	4,598	146,170
OGE Energy Corp.	4,331	141,927
MDU Resources Group, Inc.	4,664	131,338
SCANA Corp.	3,276	123,014
IDACORP, Inc.	1,345	118,723
ALLETE, Inc.	1,489	107,580
Hawaiian Electric Industries, Inc.	3,104	106,716
Portland General Electric Co.	2,589	104,880
Avista Corp.	2,008	102,910
PNM Resources, Inc.	2,562	97,997
NRG Yield, Inc. — Class C	5,682	96,594
Black Hills Corp.	1,745	94,754
NorthWestern Corp.	1,693	91,083
El Paso Electric Co.	1,572	80,172
Dynegy, Inc.*	5,637	76,212
Total Electric		8,715,371
Gas - 13.3%
Atmos Energy Corp.	2,021	170,249
NiSource, Inc.	6,588	157,519
UGI Corp.	3,407	151,339
Vectren Corp.	2,009	128,415
National Fuel Gas Co.	2,257	116,122
WGL Holdings, Inc.	1,355	113,346
National Grid plc ADR[1]	1,860	104,960
Spire, Inc.	1,446	104,546
New Jersey Resources Corp.	2,558	102,576
ONE Gas, Inc.	1,545	102,001
Southwest Gas Holdings, Inc.	1,425	96,373
South Jersey Industries, Inc.	2,940	82,790
Total Gas		1,430,236
Water - 3.9%
American Water Works Company, Inc.	2,543	208,857
Aqua America, Inc.	3,946	134,401
American States Water Co.	1,440	76,406
Total Water		419,664
Energy-Alternate Sources - 1.3%
Pattern Energy Group, Inc. — Class A1	4,013	69,385
TerraForm Power, Inc. — Class A	6,143	65,914
Total Energy-Alternate Sources		135,299
Pipelines - 0.0%
Kinder Morgan, Inc.	1	15
Total Common Stocks
(Cost $5,753,164)		10,700,585

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18	$34,162	34,162
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18	11,179	11,179
Total Repurchase Agreements
(Cost $45,341)		45,341

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.49%[4]	122,560	122,560
Total Securities Lending Collateral
(Cost $122,560)		122,560
Total Investments - 101.0%
(Cost $5,921,065)		$10,868,486
Other Assets & Liabilities, net - (1.0)%		(107,107)
Total Net Assets - 100.0%		$10,761,379

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 29, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7 day yield as of March 29, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,700,585	$—	$—	$10,700,585
Repurchase Agreements	—	45,341	—	45,341
Securities Lending Collateral	122,560	—	—	122,560
Total Assets	$10,823,145	$45,341	$—	$10,868,486

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
MUTUAL FUNDS† - 52.5%
Guggenheim Strategy Fund II1	13,525	$338,269
Guggenheim Strategy Fund I1	9,523	238,554
Total Mutual Funds
(Cost $572,426)		576,823

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 15.9%
Federal Home Loan Bank[2]
1.70% due 04/04/18[3,4]	$100,000	99,986
Freddie Mac[5]
1.16% due 04/03/18[3,4]	75,000	74,993
Total Federal Agency Discount Notes
(Cost $174,979)		174,979

FEDERAL AGENCY NOTES†† - 4.6%
Federal Farm Credit Bank[2]
1.81% (1 Month USD LIBOR - 0.05%) due 01/23/19[6]	50,000	49,991
Total Federal Agency Notes
(Cost $50,027)		49,991

REPURCHASE AGREEMENTS††,7 - 27.8%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18[8]	230,279	230,279
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18[8]	75,353	75,353
Total Repurchase Agreements
(Cost $305,632)		305,632
Total Investments - 100.8%
(Cost $1,103,064)		$1,107,425
Other Assets & Liabilities, net - (0.8)%		(9,104)
Total Net Assets - 100.0%		$1,098,321

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	18	Jun 2018	$1,614,960	$(1,334)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Loss
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	2.32%	At Maturity	06/21/18	6,021	$540,141	$(1,237)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[6]	Variable rate security. Rate indicated is the rate effective at March 29, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[7]	Repurchase Agreements — See Note 4.
[8]	All or a portion of this security is pledged as currency index swap collateral at March 29, 2018.

LIBOR — London Interbank Offered Rate

USD — United States Dollar

See Sector Classification in Other Information section.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$—	$174,979	$—	$—	$174,979
Federal Agency Notes	—	—	49,991	—	—	49,991
Mutual Funds	576,823	—	—	—	—	576,823
Repurchase Agreements	—	—	305,632	—	—	305,632
Total Assets	$576,823	$—	$530,602	$—	$—	$1,107,425

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts	$—	$1,334	$—	$—	$—	$1,334
Currency Index Swap Agreements	—	—	—	1,237	—	1,237
Total Liabilities	$—	$1,334	$—	$1,237	$—	$2,571

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended March 29, 2018, in which the portfolio company is an "affiliated person", were as follows:
Security Name	Value 12/31/17	Additions	Reductions	Realized Loss	Change in Unrealized	Value 3/29/18	Shares 3/29/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$187,101	$201,608	$(150,000)	$(40)	$(115)	$238,554	9,523	$1,603
Guggenheim Strategy Fund II	236,637	151,692	(50,000)	(20)	(40)	338,269	13,525	1,684
	$423,738	$353,300	$(200,000)	$(60)	$(155)	$576,823		$3,287

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

The Rydex Variable Trust (the "Trust"), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 ("1940 Act"), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the Banking Fund, Basic Materials Fund, Biotechnology Fund, Commodities Strategy Fund, Consumer Products Fund, Dow 2x Strategy Fund, Electronics Fund, Energy Fund, Energy Services Fund, Europe 1.25x Strategy Fund, Financial Services Fund, Global Managed Futures Strategy Fund, Government Long Bond 1.2x Strategy Fund, Health Care Fund, High Yield Strategy Fund, Internet Fund, Inverse Dow 2x Strategy Fund, Inverse Government Long Bond Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse NASDAQ-100® Strategy Fund, Inverse Russell 2000® Strategy Fund, Inverse S&P 500® Strategy Fund, Japan 2x Strategy Fund, Leisure Fund, Long Short Equity Fund, Mid-Cap 1.5x Strategy Fund, Multi-Hedge Strategies Fund, NASDAQ-100® 2x Strategy Fund, NASDAQ-100® Fund, Nova Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Russell 2000® 1.5x Strategy Fund, Russell 2000® 2x Strategy Fund , S&P 500® 2x Strategy Fund, S&P 500® Pure Growth Fund, S&P 500® Pure Value Fund, S&P MidCap 400® Pure Growth Fund, S&P MidCap 400® Pure Value Fund, S&P SmallCap 600® Pure Growth Fund, S&P SmallCap 600® Pure Value Fund, Strengthening Dollar 2x Strategy Fund, Technology Fund, Telecommunications Fund, Transportation Fund, U.S. Government Money Market Fund, Utilities Fund and Weakening Dollar 2x Strategy Fund (the "Funds"), each a non-diversified investment company, with the exception of the U.S. Government Money Market Fund, which is a diversified investment company.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The consolidated schedules of investments include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds.

The Funds may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Funds' investment objectives and policies.

Significant Accounting Policies

March 29, 2018 represents the last day during the Funds' quarterly period on which the New York Stock Exchange ("NYSE") was open for trading. The Funds' schedules of investments have been presented through that date to maintain consistency with the Funds' net asset value ("NAV") calculations used for shareholder transactions.

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the "Board") has adopted policies and procedures for the valuation of the Funds' investments (the "Valuation Procedures"). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim's investment management, fund administration, legal and compliance departments (the "Valuation Committee"), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds' securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds' officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies ("mutual funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") are valued at the last quoted sale price.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at NAV.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of over-the-counter ("OTC") swap agreements and credit default swap agreements entered into by a Fund are accounted for using the unrealized gains or losses on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the broker quote.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Investments (“GI”), under direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security's (or asset's or liability's) "fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other asests on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund's use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty's inability to perform.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. In accordance with its principal investment strategy, the Funds enter into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment from the buyer to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third party issuer.

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds.

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

Certain Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds' custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At March 29, 2018, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
JPMorgan Chase & Co.			U.S Treasury Notes
1.80%			1.50% - 2.75%
Due 04/02/18	$48,321,806	$48,331,470	04/15/20 - 05/15/25	$41,941,800	$41,820,493
			U.S. Treasury Bond
			3.00%
			05/15/45	7,315,900	7,442,867
					49,263,360

Bank of America Merrill Lynch			U.S. Treasury Note
1.78%			1.38%
Due 04/02/18	15,812,185	15,815,312	07/31/19	16,272,600	16,128,507

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds' investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds' securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund - Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At March 29, 2018, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
Banking Fund	$121,348	$125,266
Basic Materials Fund	215,554	218,188
Biotechnology Fund	813,789	835,392
Consumer Products Fund	530,673	538,517
Electronics Fund	527,754	539,024
Energy Fund	202,354	203,844
Energy Services Fund	337,120	336,824	*
Europe 1.25x Strategy Fund	122,295	126,090
Financial Services Fund	59,311	61,977
Health Care Fund	109,469	111,778
High Yield Strategy Fund	301,316	309,945
Internet Fund	213,215	219,476
Leisure Fund	358,113	370,362
Long Short Equity Fund	59,305	58,235	*
Mid-Cap 1.5x Strategy Fund	20,663	21,588
Multi-Hedge Strategies Fund	6,669	6,806
NASDAQ-100® 2x Strategy Fund	141,731	144,501
NASDAQ-100® Fund	381,033	388,680
Nova Fund	33,825	34,757
Precious Metals Fund	931,143	954,379
Real Estate Fund	235,074	245,218
Retailing Fund	100,286	103,236
Russell 2000® 1.5x Strategy Fund	41,267	42,430
Russell 2000® 2x Strategy Fund	15,786	16,248
S&P 500® 2x Strategy Fund	12,100	12,437
S&P 500® Pure Value Fund	80,877	82,904
S&P MidCap 400® Pure Value Fund	663,017	685,301
S&P SmallCap 600® Pure Growth Fund	488,517	494,613
S&P SmallCap 600® Pure Value Fund	341,210	354,810
Technology Fund	365,776	373,417
Telecommunications Fund	132,535	136,181
Transportation Fund	256,643	259,288
Utilities Fund	117,503	122,560

*	Subsequent to March 29, 2018, additional collateral was received.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund intend to invest up to 25% of their assets in the Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the federal tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business.

At March 29, 2018, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Banking Fund	$6,449,953	$1,921,834	$(9,905)	$1,911,929
Basic Materials Fund	7,411,643	2,915,356	(29,121)	2,886,235
Biotechnology Fund	15,843,958	11,856,281	(192,740)	11,663,541
Commodities Strategy Fund	5,479,507	51,119	(3,895)	47,224
Consumer Products Fund	10,344,813	4,566,404	(217,559)	4,348,845
Dow 2x Strategy Fund	16,910,860	310,150	(29,323)	280,827
Electronics Fund	8,473,558	3,549,104	(124,805)	3,424,299
Energy Fund	11,501,882	2,190,961	(44,131)	2,146,830
Energy Services Fund	7,214,570	–	(661,258)	(661,258)
Europe 1.25x Strategy Fund	4,536,525	10,530	(101,073)	(90,543)
Financial Services Fund	7,700,139	2,741,502	(29,939)	2,711,563
Global Managed Futures Strategy Fund	14,603,031	549,368	(224,788)	324,580
Government Long Bond 1.2x Strategy Fund	17,210,552	535,792	–	535,792
Health Care Fund	13,366,088	8,736,641	(250,819)	8,485,822
High Yield Strategy Fund	4,961,727	35,576	(4,764)	30,812
Internet Fund	9,277,362	3,995,452	(58,914)	3,936,538
Inverse Dow 2x Strategy Fund	2,481,030	–	(42,658)	(42,658)
Inverse Government Long Bond Strategy Fund	4,077,241	4,796	(177,215)	(172,419)
Inverse Mid-Cap Strategy Fund	191,700	369	(1,179)	(810)
Inverse NASDAQ-100® Strategy Fund	985,530	15,700	(3,561)	12,139
Inverse Russell 2000® Strategy Fund	803,145	17,582	(3,510)	14,072
Inverse S&P 500® Strategy Fund	3,510,056	17,411	(19,783)	(2,372)
Japan 2x Strategy Fund	2,635,587	66,438	(11,702)	54,736
Leisure Fund	7,070,901	1,516,929	(43,393)	1,473,536
Long Short Equity Fund	41,085,100	1,038,410	(3,315,302)	(2,276,892)
Mid-Cap 1.5x Strategy Fund	7,295,387	75,707	(175,828)	(100,121)
Multi-Hedge Strategies Fund	30,624,992	2,214,203	(1,785,053)	429,150
NASDAQ-100® 2x Strategy Fund	40,973,606	6,789,718	(683,535)	6,106,183
NASDAQ-100® Fund	71,549,828	23,305,632	(996,489)	22,309,143
Nova Fund	48,738,916	106,656	(663,486)	(556,830)
Precious Metals Fund	29,214,001	–	(2,457,073)	(2,457,073)
Real Estate Fund	10,868,433	1,547,612	(91,751)	1,455,861
Retailing Fund	7,011,955	393,611	(221,582)	172,029
Russell 2000® 1.5x Strategy Fund	8,555,845	308,891	(89,386)	219,505
Russell 2000® 2x Strategy Fund	3,983,247	177,271	(22,277)	154,994
S&P 500® 2x Strategy Fund	42,005,081	1,133,283	(282,353)	850,930
S&P 500® Pure Growth Fund	41,241,406	11,119,252	(800,379)	10,318,873
S&P 500® Pure Value Fund	28,370,243	4,408,492	(780,857)	3,627,635
S&P MidCap 400® Pure Growth Fund	20,109,765	2,556,634	(819,782)	1,736,852
S&P MidCap 400® Pure Value Fund	12,584,035	1,493,212	(723,436)	769,776
S&P SmallCap 600® Pure Growth Fund	16,900,046	2,485,873	(473,934)	2,011,939
S&P SmallCap 600® Pure Value Fund	12,633,646	332,972	(1,173,432)	(840,460)
Strengthening Dollar 2x Strategy Fund	2,031,189	9,901	(204)	9,697
Technology Fund	16,146,542	8,388,989	(60,251)	8,328,738
Telecommunications Fund	2,451,978	493,755	(23,467)	470,288
Transportation Fund	3,424,570	3,139,822	(804)	3,139,018
U.S. Government Money Market Fund	79,460,042	–	–	–
Utilities Fund	7,109,286	3,775,466	(16,266)	3,759,200
Weakening Dollar 2x Strategy Fund	1,103,167	4,295	(2,608)	1,687

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Variable Trust

By (Signature and Title)*	/s/ Amy J. Lee
Amy J. Lee, President

Date	May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Amy J. Lee
Amy J. Lee, President

Date	May 29, 2018

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	May 29, 2018

*	Print the name and title of each signing officer under his or her signature.